Registration No. 333-115985
                                                    Registration No. 811-04335
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 2                               [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

         Amendment No. 22                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                               SEPARATE ACCOUNT FP
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                                     COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                           Christopher E. Palmer, Esq.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
                            -------------------------

         Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 2, 2005 pursuant to paragraph (b)(1)(vii) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On September 3, 2004 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account FP.

Accumulator(R) Life
An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.



PROSPECTUS DATED MAY 1, 2005



Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust which contain important information about the Portfolios.


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This prospectus describes many aspects of an Accumulator(R) Life policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under Accumulator(R) Life. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.

Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time, For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.


WHAT IS THE ACCUMULATOR(R) LIFE VARIABLE LIFE INSURANCE POLICY?

Accumulator(R) Life is issued by AXA Equitable. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:





--------------------------------------------------------------------------------
 Variable investment options
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
 AXA Premier VIP Trust
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o AXA Aggressive Allocation              o AXA Premier VIP International Equity
o AXA Conservative Allocation            o AXA Premier VIP Large Cap Core Equity
o AXA Conservative-Plus Allocation       o AXA Premier VIP Large Cap Growth
o AXA Moderate Allocation                o AXA Premier VIP Large Cap Value
o AXA Moderate-Plus Allocation           o AXA Premier VIP Small/Mid
o AXA Premier VIP Aggressive Equity         Cap Growth
o AXA Premier VIP Core Bond              o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Health Care            o AXA Premier VIP Technology
o AXA Premier VIP High Yield
--------------------------------------------------------------------------------
 EQ Advisors Trust
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o EQ/Alliance Common Stock               o EQ/Evergreen Omega
o EQ/Alliance Growth and Income          o EQ/FI Mid Cap
o EQ/Alliance Intermediate Government    o EQ/FI Small/Mid Cap Value
   Securities                            o EQ/International Growth**
o EQ/Alliance International              o EQ/J.P. Morgan Core Bond
o EQ/Alliance Large Cap Growth*          o EQ/JP Morgan Value Opportunities
o EQ/Alliance Quality Bond               o EQ/Janus Large Cap Growth
o EQ/Alliance Small Cap Growth           o EQ/Lazard Small Cap Value
o EQ/Bear Stearns Small Company          o EQ/Long Term Bond**
  Growth*                                o EQ/Lord Abbett Growth and Income**
o EQ/Bernstein Diversified Value         o EQ/Lord Abbett Large Cap Core**
o EQ/Boston Advisors Equity Income*      o EQ/Lord Abbett Mid Cap Value**
o EQ/Calvert Socially Responsible        o EQ/Marsico Focus
o EQ/Capital Guardian Growth             o EQ/Mercury Basic Value Equity
o EQ/Capital Guardian International      o EQ/Mercury International Value
o EQ/Capital Guardian Research           o EQ/Mergers and Acquisitions**
o EQ/Capital Guardian U.S. Equity        o EQ/MFS Emerging Growth Companies
o EQ/Caywood-Scholl High Yield Bond**    o EQ/MFS Investors Trust
o EQ/Equity 500 Index
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 EQ Advisors Trust
--------------------------------------------------------------------------------
o EQ/Money Market                        o EQ/UBS Growth and Income*
o EQ/Montag & Caldwell Growth*           o EQ/Van Kampen Comstock **
o EQ/PIMCO Real Return**                 o EQ/Van Kampen Emerging Markets
o EQ/Short Duration Bond**                 Equity*
o EQ/Small Company Index                 o EQ/Van Kampen Mid Cap Growth **
o EQ/Small Company Value*                o EQ/Wells Fargo Montgomery Small
o EQ/TCW Equity*                           Cap **
--------------------------------------------------------------------------------
 Laudus Variable Insurance Trust
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o  Laudus Rosenberg VIT
     Value Long/Short Equity
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 The Universal Institutional Funds, Inc.
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o U.S. Real Estate -- Class II
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



(*) This is the investment option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" in "About the Portfolios of the Trusts" later in this Prospectus for the investment option's former name.

(**) Available on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" in "About the Portfolios of the Trusts" later in this Prospectus for more information on this new investment option.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X00937

THE ACCUMULATOR(R) LIFE PROGRAM

The Accumulator(R) Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The program is designed to provide you with a simple method to purchase a variable life insurance policy with a single purchase payment. The seven annual payouts from the single premium fixed annuity contract are used to pay the premiums on the variable life insurance policy. The payouts are structured such that they should not exceed the variable life insurance policy's Seven-Pay limit that would otherwise cause the policy to become a Modified Endowment Contract. This allows you to receive potentially more favorable income tax treatment should you utilize the variable life insurance policy to provide for distributions, as a source of supplemental retirement income prior to the death of the insured.

You make a single payment to purchase the single premium fixed annuity contract with a seven-year payout period. The single premium fixed annuity contract will then provide seven annual annuity payouts at the appropriate times to be used to automatically make the seven annual premium payments on the flexible premium variable life insurance policy. Also, as long as your Guaranteed Minimum Death Benefit is in effect, you have the option to make additional premium payments to the extent necessary to keep your policy's account value from falling below certain levels.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc. or Laudus Variable Insurance Trust (the "Trusts"), which are mutual funds. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. Subject to our rules, you can (1) borrow amounts you have accumulated, and (2) withdraw amounts you have accumulated beginning in the eighth policy year. A withdrawal will result in the loss of the Guaranteed Minimum Death Benefit feature and decrease the amount of insurance coverage under the policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which have policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Accumulator(R) Life or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

Contents of this prospectus
--------------------------------------------------------------------

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1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
     AND RISKS                                                               1
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How you pay for and contribute to your Accumulator(R) Life policy            1
The minimum amount of premiums you must pay                                  2
Investment options within your policy                                        2
About your life insurance benefit                                            3
Accessing your money                                                         3
Risks of investing in a policy                                               4
How the Accumulator(R) Life variable life insurance policy is available      4



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2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
     WILL PAY                                                                1
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Tables of policy charges                                                     5
How we allocate charges among your investment options                        9
Changes in charges                                                           9


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3. WHO IS AXA EQUITABLE?                                                    10
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How to reach us                                                             10
About our Separate Account FP                                               11
Your voting privileges                                                      11


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4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                       12
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Portfolios of the Trusts                                                    12


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5. DETERMINING YOUR POLICY'S VALUE                                          17
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Your account value                                                          17


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"We," "our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or AXA Distributors who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Accumulator(R) Life anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                                                  Contents of this prospectus  i

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6. TRANSFERRING YOUR MONEY AMONG OUR
     INVESTMENT OPTIONS                                                     18
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Transfers you can make                                                      18
How to make transfers                                                       18
Our automatic transfer service                                              18
Our asset rebalancing service                                               18
Transfer Charge                                                             19


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7. ACCESSING YOUR MONEY                                                     20
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Borrowing from your policy                                                  20
Making withdrawals from your policy                                         21
Surrendering your policy for its net cash
     surrender value                                                        21


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8. TAX INFORMATION                                                          22
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Your Single Premium Annuity Contract                                        22
Your Life Insurance Policy                                                  22
Basic tax treatment for you and your beneficiary                            22
Tax treatment of distributions to you (loans, partial
     withdrawals, and full surrender)                                       22
Effect of policy on interest deductions taken by
     business entities                                                      23
Requirement that we diversify investments                                   24
Estate, gift, and generation-skipping taxes                                 24
Pension and profit-sharing plans                                            24
Split-dollar and other employee benefit programs                            25
ERISA                                                                       25
Our taxes                                                                   25
When we withhold taxes from distributions                                   25
Federal income tax withholding on periodic payments                         25
Federal income tax withholding on non-periodic distributions                26
Possibility of future tax changes and other tax information                 26


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9. MORE INFORMATION ABOUT POLICY FEATURES AND
     BENEFITS                                                               27
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Death of annuitant under the single premium annuity                         27
Variations among Accumulator(R) Life policies                               27
Your right to cancel within a certain number of days                        27


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10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                           28
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Deducting policy charges                                                    28


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11. MORE INFORMATION ABOUT PROCEDURES THAT
      APPLY TO YOUR POLICY                                                  29
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Dates and prices at which policy events occur                               29
Policy issuance                                                             29
Ways to make premium and loan payments                                      30
Assigning your life insurance policy                                        30
Requirements for surrender requests                                         30
Gender-neutral policies                                                     30



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12. MORE INFORMATION ABOUT OTHER MATTERS                                    31
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About our general account                                                   31
Transfers of your account value                                             31
Telephone and EQAccess requests                                             32
Suicide and certain misstatements                                           33
When we pay policy proceeds                                                 33
Changes we can make                                                         33
Reports we will send you                                                    33
Distribution of the policies                                                33
Legal proceedings                                                           34


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13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
     FP AND AXA EQUITABLE                                                   35
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14. PERSONALIZED ILLUSTRATIONS                                              36
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Illustrations of policy benefits                                            36


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APPENDIX I -- HYPOTHETICAL ILLUSTRATIONS                                   I-1
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Following Appendix I of this prospectus or accompanying this prospectus (but not a part of this prospectus) are the prospectuses for the applicable underlying Trusts.
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ii  Contents of this prospectus

Index of key words and phrases
--------------------------------------------------------------------


This index should help you locate more information on the terms used in this prospectus.

                                              Page
   account value                                17
   Accumulator(R) Life                       cover
   administrative charge                        28
   Administrative office                        10
   age                                          30
   Allocation Date                               2
   amount at risk                               28
   assign; assignment                           30
   automatic transfer service                   18
   AXA Equitable                                10
   AXA Financial, Inc.                          10
   AXA Premier VIP Trust                     cover
   basis                                        23
   beneficiary                                   3
   business day                                 29
   Cash Surrender Value                         20
   charge base                                  28
   Code                                          1
   collateral                                   20
   cost of insurance charge                     28
   cost of insurance rates                      28
   default                                       2
   disruptive transfer activity                 31
   EQAccess                                     10
   EQ Advisors Trust                         cover
   face amount                                   3
   grace period                                  2
   guaranteed interest option                    3
   Guaranteed Interest Account                   3
   Guaranteed Minimum Death Benefit premium      1
   insured person                                1
   investment funds                              2
   investment option                         cover
   investment start date                        29
   lapse                                         2
   Laudus Variable Insurance Trust           cover
   loan, loan interest                          20
   loan extension                               19
   market timing                                31
   modified endowment contract                  22
   month, year                                  29
   monthly deduction                            28
   mortality charge base                        28
   Mortality and expense risk charge            28
   net cash surrender value                     21
   No-Lapse Guarantee                            2
   our                                           i
   owner                                         i
   partial withdrawal                           21
   policy                                    cover
   policy anniversary                            4
   Portfolio                                 cover
   premium payments                             1
   prospectus                                cover
   purchase payment                              1
   rebalancing                                  18
   receive                                      29
   register date                                29

                                              Page
   SEC                                       cover
   Separate Account FP                          11
   single premium annuity                        1
   state                                         i
   subaccount                                   11
   surrender                                    21
   surrender charge                              5
   telephone transfers                         18
   The Universal Institutional Funds, Inc.   cover
   transfers                                    18
   Trusts                                    cover
   units                                        17
   unit values                                  17
   us                                            i
   variable investment option                cover
   we                                            i
   withdrawal                                   21
   you, your                                     i


                                              Index of key words and phrases iii

1. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Accumulator(R) Life is a variable life insurance policy that provides you with life insurance coverage to meet your specific needs. The basic terms of the policy require you to make seven annual premium payments in exchange for life insurance coverage. At the time you purchase Accumulator(R) Life, you will also purchase a single premium annuity contract that will provide annual payouts to be used to pay the premiums on your variable life insurance policy. When we use the term "policy", we refer to your Accumulator(R) Life variable life insurance policy. When we use the term "contract", we refer to your single premium annuity contract.

Subject to the conditions described in this prospectus, Accumulator(R) Life features a Guaranteed Minimum Death Benefit and protection against policy lapse (our "No Lapse Guarantee"). These and other policy features are described in detail below.


HOW YOU PAY FOR AND CONTRIBUTE TO YOUR ACCUMULATOR(R) LIFE POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy the "purchase payment", "premiums" or "premium payments."


PURCHASE PAYMENT. At the time you purchase your Accumulator(R) Life policy, you also purchase a single premium fixed, immediate annuity contract with a period certain of seven years (the "single premium annuity contract"). The single premium annuity contract will then provide annual annuity "payouts" at the appropriate times to be used automatically to make the seven annual premium payments for your life policy. When you apply for Accumulator(R) Life, you must name us as Payee for the annuity payouts from the single premium annuity contract. To ensure that the premiums on your life policy are paid when due in Policy Years two through seven, we suggest that you keep us as the named Payee for all annuity payouts from the single premium annuity contract. We will apply those payouts (less any withholding) as premiums to your life policy. All of the single premium annuity contract's value will have been paid out with the payment of the seventh such premium. The minimum purchase payment is $25,000.


HOW YOU CAN PURCHASE THE SINGLE PREMIUM ANNUITY CONTRACT WHICH PROVIDES THE PURCHASE PAYMENT FOR YOUR POLICY. Your purchase payment for the single premium annuity contract generally must be paid by wire transfer, check or money order. Subject to our approval, you can also pay your purchase payment for the single premium annuity contract by making a valid exchange pursuant to Section 1035 of the Internal Revenue Code ("Code"). Specifically, you can exchange an existing annuity contract that you already own for the single premium annuity contract that we issue in connection with your Accumulator(R) Life policy. The purchase payment or, in the case of a Section 1035 exchange, the net value from your existing annuity contract, will be applied to a single premium annuity contract under which seven annual annuity payouts will be made commencing immediately. See "Tax Information -- Your single premium annuity" as to Section 1035 exchanges.


THE SINGLE PREMIUM ANNUITY CONTRACT. A portion of each annuity payout will generally be taxable income to you. See "Tax Information" later in this prospectus. We are legally required to withhold income tax from those payments for tax purposes, unless you are able to "elect out" of such withholding and choose to do so. See "When we withhold taxes from distributions" under "Tax Information" later in this prospectus. If we do withhold income tax from the annuity payouts, the amount we withhold will not be credited as a premium payment to your policy. Accordingly, we take this initial tax withholding amount into account when determining the amount of the annual premiums under your Accumulator(R) Life policy. That is, the net amount of each annuity payout applied as life premium will be higher if you "elect out" of withholding than if you do not. As a result of "electing out" of withholding, the Initial Face Amount of the policy will be larger than if withholding is elected. A change in withholding status, your withholding election or withholding rules or tables can impact the net amount of the annuity payout applied as a life premium. Before you make any change in your income tax withholding from the annuity payouts, you should consider the resulting impact on the payment of your premiums for your Accumulator(R) Life policy.

At the beginning of each policy year during the first seven years, we compare the amount of premium paid by the annual annuity contract payout to the annual premium due under the policy. If the annuity payout is less than the premium due, we will mail a notice to you at your last known address stating the balance of premium that is due. You will have a 61-day grace period from the date we mail the notice to make payment. If we do not receive the balance at our administrative office before the end of the grace period, your Guaranteed Minimum Death Benefit (discussed later in this prospectus) will terminate beginning on the eighth policy anniversary. This is the only notice we will mail you regarding the premium amount that is due.


If your Accumulator(R) Life policy is either surrendered or terminated any remaining annuity payouts will be paid to the annuitant under the single premium annuity contract. If the insured person under your Accumulator(R) Life policy dies before all annuity payouts have been made, we will commute the remaining value of the annuity payouts by discounting them to present value using the same interest rate that we originally used in computing the amount of each payout. This amount will be payable to the beneficiary under the single premium annuity contract.

AMOUNT OF THE SEVEN ANNUAL LIFE POLICY PREMIUMS. The amount of the seven annual life premiums for your policy will be set forth in your policy (where it is also referred to as the "Guaranteed Minimum Death Benefit Premium"). The amount of the premiums will depend on the amount of your purchase payment for the single premium annuity, whether you have "elected out" of tax withholding on the annuity payouts and the purchase rates for the single premium annuity contract.



1  Risk/benefit summary: Policy features, benefits and risks

LIMITS ON PREMIUM PAYMENTS. If your premium payments exceed certain amounts specified under the Internal Revenue Code, your policy will become a modified endowment contract, which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax Information" later in this prospectus. If this occurs, we will return the excess premium amount to you unless you acknowledge the modified endowment status of your policy.

You may make premium payments on your life insurance policy in addition to the seven annual life premiums due which are described above. Payment of additional premium in the first seven years will generally cause your policy to become a "modified endowment contract." The exception will be where because of tax withholding or any other reasons, the amount of the annuity payout applied as premium under the life policy is reduced below the 7-Pay Limit. In this situation, additional premiums must not cause the premiums paid to exceed the 7-Pay Limit in order to avoid modified endowment contract status. See "Tax Information" later in this prospectus. If any additional premium results in more than a dollar-for-dollar increase in the death benefit that would be payable at that time, we will not accept such premium or portion thereof. We will return the premium to you, or if applicable, require you to acknowledge the modified endowment status of your policy.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net cash surrender value" is not sufficient to pay your policy's monthly charges when due unless:

o  your policy's "No-Lapse Guarantee" (described below) is in effect, or

o the insured person is age 85 or older and the policy is on "loan extension," as described under "Borrowing from your policy," later in this prospectus.


Your policy will also lapse if any outstanding policy loan and accrued loan interest equal or exceed the policy's cash surrender value, unless the policy is on "loan extension," as described under "Borrowing from your policy," later in this prospectus.


("Cash surrender value" and "net cash surrender value" are explained under "Accessing your money" later in this prospectus.)


We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months. You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.


Your policy will automatically terminate at the beginning of any policy month if the Guaranteed Minimum Death Benefit is not then in effect and your account value is less than $500. If your policy terminates, we will send you a termination notice and a payment equal to the net cash surrender value. ("Net cash surrender value" is explained in "Accessing your money," later in this prospectus.)


Once your policy terminates, it cannot be reinstated.

--------------------------------------------------------------------------------
If your policy terminates, other than by death, before all payouts have been made from the single premium annuity that we issue in connection with your policy, the remaining payouts from the single premium annuity contract will be made to the annuitant under the single premium annuity contract as they fall due.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

NO LAPSE GUARANTEE. Subject to certain conditions, your policy will not lapse, even if your net cash surrender value is not sufficient to pay your policy's monthly charges when due. We call this our "No Lapse Guarantee."

During the first seven policy years, the No Lapse Guarantee applies if:

o  the Guaranteed Minimum Death Benefit premiums have been paid when due; and

o  you do not have an outstanding policy loan.

After the first seven policy years, the No Lapse Guarantee applies if:

o  the Guaranteed Minimum Death Benefit premiums have been paid when due;

o  you have made no partial withdrawals from your policy; and

o  you do not have an outstanding policy loan.

INVESTMENT OPTIONS WITHIN YOUR POLICY

We will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option. We will do this on the later of the business day that we receive the full purchase payment or the "register date" (the "Investment Start Date"). On the first business day following the twentieth day after your policy is issued, we will re-allocate that investment in accordance with your allocation instructions then in effect. This "Allocation Date" is the first business day following the twentieth day after your policy is issued.

You give such allocation instructions in your application to purchase a policy. These instructions also apply to the monthly charges we deduct from the policy. (See "How we allocate charges among your investment options.") You can change the allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropri-


                   Risk/benefit summary: Policy features, benefits and risks   2
ate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. We may add or delete variable investment options or Portfolios at any time.

Our arrangement with Portfolio sponsors that are not affiliated with us may provide that they or one of their affiliates will pay us based on a percentage (up to 0.30% on an annual basis) of the net assets of a Portfolio attributable to the Policies. These fees are not charged to you, the Separate Account or the Portfolio.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT


YOUR POLICY'S FACE AMOUNT. The initial amount of coverage under your Accumulator(R) Life policy depends on the amount of your purchase payment for the single premium annuity contract, whether you have "elected out" of tax withholding on the annuity payouts and the purchase rates for the single premium annuity contract as well as the insured person's gender (except in Montana) and age. We call this the "initial face amount." The initial face amount will be stated in your policy.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. The amount we pay depends on whether the policy's Guaranteed Minimum Death Benefit is in effect.
--------------------------------------------------------------------------------

YOUR POLICY'S DEATH BENEFIT WHEN THE GUARANTEED MINIMUM DEATH BENEFIT IS IN EFFECT. At any time when the Guaranteed Minimum Death Benefit is in effect, the life insurance benefit that is payable if the insured person dies is the greater of:

o  the policy's initial face amount; or

o the policy's account value on the date of death multiplied by a percentage that is shown in your policy.

Your life insurance benefit will vary due to fluctuations in your policy's account value. These fluctuations are the result of interest earned in the guaranteed investment option, investment gains and losses of the variable investment options and deductions for portfolio expenses and policy charges. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

During the first seven policy years, the Guaranteed Minimum Death Benefit will be in effect as long as any policy loan and accrued loan interest does not exceed the cash surrender value. In policy years eight and later, the Guaranteed Minimum Death Benefit will be in effect only if each of the following conditions are met:

o the Guaranteed Minimum Death Benefit premium was paid when due for each of the first seven policy years;

o  you have made no partial withdrawals from your policy; and

o any outstanding policy loan and accrued loan interest does not exceed the cash surrender value.


YOUR POLICY'S DEATH BENEFIT WHEN THE GUARANTEED MINIMUM DEATH BENEFIT IS NOT IN EFFECT. At any time when the Guaranteed Minimum Death Benefit is not in effect, the life insurance benefit that is payable if the insured person dies is the policy's account value on the date of death multiplied by the applicable percentage that is shown in your policy. Depending on the amount of your policy's account value, your policy's death benefit at such time could be significantly less than your policy's initial face amount. Further, this will prevent you from paying any additional premiums.

Each policy contains a table of percentages that are used to calculate the amount of any death benefit payable, as discussed above. The percentages depend on the insured person's gender (except in Montana) and age. The following charts show selected percentages for male and female insured persons:

--------------------------------------------------------------------------------
  Male Insured
  Person's Age at
  Death              30     40     50     60     70     80     90    100+
--------------------------------------------------------------------------------
  Applicable %     468    337    247    187    149    126    113    101
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Female Insured
  Person's Age at
  Death               30     40     50     60     70     80     90    100+
--------------------------------------------------------------------------------
  Applicable %      549    394    289    216    165    132    114    101
--------------------------------------------------------------------------------

The percentage under a given policy decreases each year, as the insured person ages (until age 100, after which there are no further decreases).


We will pay the insurance benefit to the beneficiary you have named when we receive at our administrative office proof that the insured person died while the policy was in force. The insurance benefit that is payable is calculated as of the date of the insured person's death and will be paid to the beneficiary in a lump sum. See "When we pay policy proceeds" for additional information.



ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy's account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest). We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or


3 Risk/benefit summary: Policy features, benefits and risks more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the seventh year of your policy and before the policy anniversary nearest to the insured's 100th birthday. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges and you have a policy loan, subject to any no lapse protection you may have, you could have to repay some of your loan to keep your policy from terminating.

o If the Guaranteed Minimum Death Benefit is not in effect and the policy's account value is less than $500, we reserve the right to terminate the policy and send you a check for the net cash surrender value. You will not have the right to make additional premium payments to avoid this result.


o If the policy loan and any accrued loan interest either equals or exceeds the cash surrender value (unless "loan extension" is in effect), your policy will terminate subject to the policy's Grace Period provision.


o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the guaranteed amount. We will not increase any charge beyond the highest guaranteed amount noted in the tables below.

o You may have to pay a surrender charge and there may be adverse tax consequences if you discontinue your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the seventh policy year and must be at least $500 and no more than the net cash surrender value.

These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


HOW THE ACCUMULATOR(R) LIFE VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Accumulator Life is primarily intended for use in non-qualified plans, however, we do not place limitations on its use. Please see "Tax Information" for more information. Accumulator Life is available for issue ages 30-65. This policy does not have a maturity date.


                   Risk/benefit summary: Policy features, benefits and risks   4

2.  Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------


TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.

--------------------------------------------------------------------------------
                       Transaction Fees
--------------------------------------------------------------------------------
 Charge                         When charge is deducted
--------------------------------------------------------------------------------
Surrender (turning in) of      Deducted from your account
your policy during its first   value at the time you
10 years                       surrender

  Lowest and highest rates
  we guarantee

  The rates we guarantee for
  a representative insured
  (male insured age 55 in the
  standard non-tobacco user
  risk class)
--------------------------------------------------------------------------------
Transfers among                Deducted when you transfer
investment options             account value among
                               investment options
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                               Transaction Fees
------------------------------------------------------------------------------------------------------------
 Charge                         Amount deducted
------------------------------------------------------------------------------------------------------------
Surrender (turning in) of      The amount of the surrender charge per $1,000 of initial policy face amount
your policy during its first   is set forth in your policy.(1)(4)
10 years

  Lowest and highest rates     Lowest: $17.30
  we guarantee                 Highest: $50.00

  The rates we guarantee for   Representative: $45.54
  a representative insured
  (male insured age 55 in the
  standard non-tobacco user
  risk class)
------------------------------------------------------------------------------------------------------------
Transfers among                $25 per transfer (maximum); $0 (current).(2)
investment options
------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------
                  Periodic charges other than underlying trust portfolio operating expenses
------------------------------------------------------------------------------------------------------------
 Charge                                              When charge is deducted
------------------------------------------------------------------------------------------------------------
Administrative charge(3)(4)                         Deducted from your cash
                                                    surrender value each month
  Lowest and highest rates
  we guarantee

  The rates we guarantee for
  a representative insured
  (male insured age 55 in
  the standard non-tobacco
  user risk class)
------------------------------------------------------------------------------------------------------------
Cost of insurance charges(3)(4)
  Lowest and highest rates                          Deducted from your cash
  we guarantee                                      surrender value each month

  The rates we guarantee for
  a representative insured
  (male insured age 55 in
  the standard non-tobacco
  user risk class(7))
------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                      Periodic charges other than underlying trust portfolio operating expenses
-----------------------------------------------------------------------------------------------------------------------
 Charge                                        Amount deducted
-----------------------------------------------------------------------------------------------------------------------
Administrative charge(3)(4)
  Lowest and highest rates                                  As an annual % of the Policy's account value
  we guarantee                                Policy Year   (including loaned amounts) on the date of  the deduction(5)
                                              ------------- -----------------------------------------------------------
                                                            Lowest     Highest
                                                            ------     -------
                                                1-10        0.72%      1.73%
                                                11+         0.11%      0.32%

  The rates we guarantee for                                As an annual % of the Policy's account value
  a representative insured                    Policy Year   (including loaned amounts) on the date of the deduction(5)
  (male insured age 55 in                     ------------- ----------------------------------------------------------
  the standard non-tobacco                        1-10                 0.98%
  user risk class)                                11+                  0.16%
-----------------------------------------------------------------------------------------------------------------------
Cost of insurance charges(3)(4)
  Lowest and highest rates                    As a monthly charge per $1,000 of the amount we are at risk(6) under your
  we guarantee                                policy on the date of the deduction
                                              Lowest: $0.11
                                              Highest: $83.33
  The rates we guarantee for                  Representative: $0.88
  a representative insured
  (male insured age 55 in
  the standard non-tobacco
  user risk class(7))
-----------------------------------------------------------------------------------------------------------------------


5 Risk/benefit summary: Charges and expenses you will pay

------------------------------------------------------------------------------------------------------------------------------------
               Periodic charges other than underlying trust portfolio operating expenses
------------------------------------------------------------------------------------------------------------------------------------
 Charge                        When charge is deducted           Amount deducted
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense(4)      Deducted from your cash
risk charge                   surrender value each month

  Lowest and highest rates                                                       As an annual % of Your
  we guarantee(8)                                               Policy Year    Value in Our Variable Options
                                                                ------------- ------------------------------
                                                                                     Lowest     Highest
                                                                                     ----       ----
                                                                 1-10                0.71%      1.46%
                                                                 11+                 0.30%      0.50%

  The rates we guarantee(8)                                                       As an annual % of the
  for a representative                                          Policy Year    Value in Our Variable Options
  insured (male insured age                                     ------------- ------------------------------
  55 in the standard                                             1-10                  0.71%
  non-tobacco user risk
  class)                                                         11+                   0.30%
------------------------------------------------------------------------------------------------------------------------------------
Loan Interest Spread(9)       Calculated daily and is due       Highest Annual rate of 2%. We may, however, increase this charge
(on loan amount)              on each policy anniversary (or    higher than 2% as a result of changes in the tax laws which increase
                              on loan termination if earlier)   our expenses.(10)
------------------------------------------------------------------------------------------------------------------------------------


(1) This amount declines by a constant rate each year until no surrender charge applies to surrenders made after the policy's 10th year. The initial amount of surrender charge depends on each policy's specific characteristics.

(2) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our Automatic transfer service or Asset Rebalancing service as discussed later in this prospectus.

(3)  Not applicable after the insured person reaches age 100.

(4) Since these charges vary based on individual characteristics of the insured, the charges shown in the table may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(5) The current administrative charge rates are lower than the highest guaranteed rates shown. Beginning in policy year 11, the current rates are scheduled to decrease further. However, since Accumulator(R) Life was first offered only in 2004, no such future decrease has yet taken effect under any outstanding policy.

(6) Our amount "at risk" is the difference between the amount of death benefit and the account value as of the deduction date.

(7) Although this table shows the maximum cost of insurance charges we can deduct as a number of cents per $1,000 of the amount we are at risk, our current charges are lower and are computed on a different basis from the way the highest guaranteed rates are computed. For details, see "More information about certain policy charges" later in this prospectus.

(8) The current mortality and expense risk charge rates are lower than the guaranteed rates shown. Beginning in policy year 11, the current rates are scheduled to decrease further. However, since Accumulator(R) Life was first offered only in 2004, no such future decrease has yet taken effect under any outstanding policy.


(9) We charge interest on policy loans but credit you with interest on the amount of the account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.


(10) If your policy is on "loan extension" we guarantee that the loan interest spread will be 0% (except if tax law changes increase the taxes we pay on policy loans and loan interest).

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.



-----------------------------------------------------------------------------------------
     Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2004             Lowest     Highest
(expenses that are deducted from Portfolio assets              ------     -------
including management fees, 12b-1 fees, service fees            0.55%      7.61%
and/or other expenses)(1)
-----------------------------------------------------------------------------------------


                       Risk/benefit summary: Charges and expenses you will pay 6

This table shows the fees and expenses for 2004 as an annual percentage of each Portfolio's daily average net assets.





-----------------------------------------------------------------------------------------------
                                                   Management                        Other
 Portfolio Name                                     Fees(2)      12b-1 Fees(3)   Expenses(4)
-----------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%         0.25%            0.29%
-----------------------------------------------------------------------------------------------
AXA Conservative Allocation                      0.10%         0.25%            0.41%
-----------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation                 0.10%         0.25%            0.30%
-----------------------------------------------------------------------------------------------
AXA Moderate Allocation                          0.10%         0.25%            0.16%
-----------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                     0.10%         0.25%            0.20%
-----------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity                0.62%         0.25%            0.18%
-----------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.60%         0.25%            0.20%
-----------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      1.20%         0.25%            0.40%
-----------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                       0.58%         0.25%            0.18%
-----------------------------------------------------------------------------------------------
AXA Premier VIP International Equity             1.05%         0.25%            0.50%
-----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity            0.90%         0.25%            0.32%
-----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                 0.90%         0.25%            0.26%
-----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                  0.90%         0.25%            0.25%
-----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth             1.10%         0.25%            0.25%
-----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              1.10%         0.25%            0.25%
-----------------------------------------------------------------------------------------------
AXA Premier VIP Technology                       1.20%         0.25%            0.40%
-----------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%         0.25%            0.05%
-----------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    0.56%         0.25%            0.05%
-----------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   0.50%         0.25%            0.06%
-----------------------------------------------------------------------------------------------
EQ/Alliance International                        0.73%         0.25%            0.12%
-----------------------------------------------------------------------------------------------
EQ/Alliance Large Cap Growth*                    0.90%         0.25%            0.05%
-----------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         0.50%         0.25%            0.06%
-----------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     0.75%         0.25%            0.06%
-----------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth*            1.00%         0.25%            0.18%
-----------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   0.63%         0.25%            0.07%
-----------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income*                0.75%         0.25%            0.21%
-----------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  0.65%         0.25%            0.29%
-----------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth                       0.65%         0.25%            0.09%
-----------------------------------------------------------------------------------------------
EQ/Capital Guardian International                0.85%         0.25%            0.17%
-----------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     0.65%         0.25%            0.05%
-----------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%            0.05%
-----------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond                0.60%         0.25%            0.12%
-----------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              0.25%         0.25%            0.05%
-----------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               0.65%         0.25%            0.11%
-----------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    0.70%         0.25%            0.06%
-----------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        0.74%         0.25%            0.08%
-----------------------------------------------------------------------------------------------
EQ/International Growth                          0.85%         0.25%            0.22%
-----------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                         0.44%         0.25%            0.06%
-----------------------------------------------------------------------------------------------
EQ/JP Morgan Value Opportunities                 0.60%         0.25%            0.10%
-----------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        0.90%         0.25%            0.08%
-----------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        0.75%         0.25%            0.05%
-----------------------------------------------------------------------------------------------
EQ/Long Term Bond                                0.50%         0.25%            0.25%
-----------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income                 0.65%         0.25%            0.19%
-----------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                    0.65%         0.25%            0.19%
-----------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                     0.70%         0.25%            0.19%
-----------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 0.88%         0.25%            0.06%
-----------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    0.58%         0.25%            0.05%
-----------------------------------------------------------------------------------------------
EQ/Mercury International Value                   0.85%         0.25%            0.15%
-----------------------------------------------------------------------------------------------
EQ/Mergers and Acquisitions                      0.90%         0.25%            1.21%
-----------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 0.65%         0.25%            0.06%
-----------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           0.60%         0.25%            0.10%
-----------------------------------------------------------------------------------------------
EQ/Money Market                                  0.34%         0.25%            0.05%
-----------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                      0.75%         0.25%            0.12%
-----------------------------------------------------------------------------------------------
EQ/PIMCO Real Return                             0.55%         0.25%            0.20%
-----------------------------------------------------------------------------------------------
EQ/Short Duration Bond                           0.45%         0.25%            0.52%
-----------------------------------------------------------------------------------------------
EQ/Small Company Index                           0.25%         0.25%            0.13%
-----------------------------------------------------------------------------------------------
EQ/Small Company Value*                          0.80%         0.25%            0.12%
-----------------------------------------------------------------------------------------------
EQ/TCW Equity*                                   0.80%         0.25%            0.12%
-----------------------------------------------------------------------------------------------
EQ/UBS Growth and Income*                        0.75%         0.25%            0.16%
-----------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock                           0.65%         0.25%            0.19%
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                 Total Annual    Fee Waivers      Net Total
                                                   Underlying      Expenses        and/or          Annual
                                                   Portfolio       (Before         Expense     Expenses After
                                                    Fees and       Expense       Reimburse-       Expense
 Portfolio Name                                   Expenses(5)    Limitation)      ments(6)      Limitations
--------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.99%         1.63%           (0.29)%        1.34%
--------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                      0.75%         1.51%           (0.41)%        1.10%
--------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation                 0.80%         1.45%           (0.30)%        1.15%
--------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                          0.83%         1.34%           (0.16)%        1.18%
--------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                     1.02%         1.57%           (0.20)%        1.37%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity                  --          1.05%              --          1.05%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                          --          1.05%           (0.10)%        0.95%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                        --          1.85%            0.00%         1.85%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                         --          1.01%              --          1.01%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity               --          1.80%            0.00%         1.80%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity              --          1.47%           (0.12)%        1.35%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                   --          1.41%           (0.06)%        1.35%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                    --          1.40%           (0.05)%        1.35%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth               --          1.60%            0.00%         1.60%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value                --          1.60%            0.00%         1.60%
--------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                         --          1.85%            0.00%         1.85%
--------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.77%              --          0.77%
--------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                      --          0.86%              --          0.86%
--------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities     --          0.81%              --          0.81%
--------------------------------------------------------------------------------------------------------------
EQ/Alliance International                          --          1.10%            0.00%         1.10%
--------------------------------------------------------------------------------------------------------------
EQ/Alliance Large Cap Growth*                      --          1.20%           (0.10)%        1.10%
--------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                           --          0.81%              --          0.81%
--------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                       --          1.06%              --          1.06%
--------------------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth*              --          1.43%           (0.13)%        1.30%
--------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                     --          0.95%            0.00%         0.95%
--------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income*                  --          1.21%           (0.16)%        1.05%
--------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                    --          1.19%           (0.14)%        1.05%
--------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth                         --          0.99%           (0.04)%        0.95%
--------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                  --          1.27%           (0.07)%        1.20%
--------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                       --          0.95%            0.00%         0.95%
--------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                    --          0.95%            0.00%         0.95%
--------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond                  --          0.97%           (0.12)%        0.85%
--------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                                --          0.55%              --          0.55%
--------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                 --          1.01%           (0.06)%        0.95%
--------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                      --          1.01%           (0.01)%        1.00%
--------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                          --          1.07%            0.00%         1.07%
--------------------------------------------------------------------------------------------------------------
EQ/International Growth                            --          1.32%            0.00%         1.32%
--------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                           --          0.75%            0.00%         0.75%
--------------------------------------------------------------------------------------------------------------
EQ/JP Morgan Value Opportunities                   --          0.95%            0.00%         0.95%
--------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                          --          1.23%           (0.08)%        1.15%
--------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                          --          1.05%            0.00%         1.05%
--------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond                                  --          1.00%            0.00%         1.00%
--------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income                   --          1.09%           (0.09)%        1.00%
--------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                      --          1.09%           (0.09)%        1.00%
--------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                       --          1.14%           (0.09)%        1.05%
--------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                   --          1.19%           (0.04)%        1.15%
--------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                      --          0.88%            0.00%         0.88%
--------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value                     --          1.25%            0.00%         1.25%
--------------------------------------------------------------------------------------------------------------
EQ/Mergers and Acquisitions                        --          2.36%           (0.91)%        1.45%
--------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                   --          0.96%              --          0.96%
--------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                             --          0.95%            0.00%         0.95%
--------------------------------------------------------------------------------------------------------------
EQ/Money Market                                    --          0.64%              --          0.64%
--------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                        --          1.12%            0.00%         1.12%
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return                               --          1.00%           (0.35)%        0.65%
--------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond                             --          1.22%           (0.57)%        0.65%
--------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                             --          0.63%            0.00%         0.63%
--------------------------------------------------------------------------------------------------------------
EQ/Small Company Value*                            --          1.17%            0.00%         1.17%
--------------------------------------------------------------------------------------------------------------
EQ/TCW Equity*                                     --          1.17%           (0.02)%        1.15%
--------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income*                          --          1.16%           (0.11)%        1.05%
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock                             --          1.09%           (0.09)%        1.00%
--------------------------------------------------------------------------------------------------------------


7 Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------------------
                                                 Management                        Other
 Portfolio Name                                   Fees(2)      12b-1 Fees(3)   Expenses(4)
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity*         1.15%         0.25%            0.40%
--------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                   0.70%         0.25%            0.19%
--------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap            0.85%         0.25%            6.51%
--------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   1.50%         0.25%            2.35%
--------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II(7)                0.76%         0.35%            0.26%
--------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                               Total Annual   Fee Waivers      Net Total
                                                 Underlying     Expenses        and/or          Annual
                                                 Portfolio       (Before        Expense     Expenses After
                                                  Fees and       Expense      Reimburse-       Expense
 Portfolio Name                                 Expenses(5)    Limitation)     ments(6)      Limitations
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity*          --           1.80%            0.00%        1.80%
--------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                    --           1.14%           (0.09)%       1.05%
--------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap             --           7.61%           (6.33)%       1.28%
------------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity    --           4.10%           (0.96)%       3.14%
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II(7)                 --           1.37%           (0.10)        1.27%
------------------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the Trusts" in "About the Portfolios of the Trusts" later in this Prospectus for the investment option's former name.

(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2004 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) Other expenses shown are those incurred in 2004. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/04. A"-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2006. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of the Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of the Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has contractually agreed to reimburse expenses in excess of specified amounts through December 31, 2007. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of EQ Advisors Trust Portfolio and AXA Premier VIP Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



-------------------------------------------------------
Portfolio Name
-------------------------------------------------------
   AXA Moderate Allocation                 1.17%
-------------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.93%
-------------------------------------------------------
   AXA Premier VIP Health Care             1.81%
-------------------------------------------------------
   AXA Premier VIP International Equity    1.75%
-------------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.32%
-------------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.30%
-------------------------------------------------------
   AXA Premier VIP Large Cap Value         1.21%
-------------------------------------------------------
   AXA Premier VIP Small/Mid Cap Growth    1.50%
-------------------------------------------------------
   AXA Premier VIP Small/Mid Cap Value     1.54%
-------------------------------------------------------
   AXA Premier VIP Technology              1.75%
-------------------------------------------------------
   EQ/Alliance Common Stock                0.68%
-------------------------------------------------------
   EQ/Alliance Growth and Income           0.80%
-------------------------------------------------------
   EQ/Alliance International               1.08%
-------------------------------------------------------
   EQ/Alliance Large Cap Growth            1.04%
-------------------------------------------------------
   EQ/Alliance Small Cap Growth            0.98%
-------------------------------------------------------
   EQ/Calvert Socially Responsible         1.00%
-------------------------------------------------------
   EQ/Capital Guardian Growth              0.67%
-------------------------------------------------------
   EQ/Capital Guardian International       1.17%
-------------------------------------------------------
   EQ/Capital Guardian Research            0.90%
-------------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
-------------------------------------------------------
   EQ/Evergreen Omega                      0.57%
-------------------------------------------------------
   EQ/FI Mid Cap                           0.96%
-------------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.05%
-------------------------------------------------------
   EQ/JP Morgan Value Opportunities        0.76%
-------------------------------------------------------
   EQ/Lazard Small Cap Value               0.86%
-------------------------------------------------------
   EQ/Marsico Focus                        1.12%
-------------------------------------------------------
   EQ/Mercury Basic Value Equity           0.86%
-------------------------------------------------------


                       Risk/benefit summary: Charges and expenses you will pay 8

-------------------------------------------------------
Portfolio Name
-------------------------------------------------------
   EQ/Mercury International Value          1.18%
-------------------------------------------------------
   EQ/MFS Emerging Growth Companies        0.91%
-------------------------------------------------------
   EQ/MFS Investors Trust                  0.91%
-------------------------------------------------------
   EQ/Small Company Value                  1.16%
-------------------------------------------------------
   EQ/TCW Equity                           1.14%
-------------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.75%
-------------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap     1.26%
-------------------------------------------------------



(7) Expense information has been restated to reflect current fees in effect as of November 1, 2004.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us how to allocate your premiums and from which investment options you want us to take the policy's charges as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the charge among your investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in-force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.


9 Risk/benefit summary: Charges and expenses you will pay

3. Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation (previously, The Equitable Life Assurance Society of the United States). We have been doing business since 1859. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., the holding company. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone and EQAccess requests" for effective dates for processing telephone, Internet and facsimile requests, later in this prospectus.



--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Automated system available every day, from 6 AM to 4 AM, Eastern Time; customer service representative available weekdays 8 AM to 7 PM, Eastern Time:
1-888-855-5100.


--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com


--------------------------------------------------------------------------------
 BY FACSIMILE (FAX):
--------------------------------------------------------------------------------
1-704-540-9714


--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------

If you are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. Our Websites provide access to account information and customer service. After enrolling and setting up a password, you can change your address, view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).


REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)  request for our automatic transfer service;

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3)  request for asset rebalancing; and

(4)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options; and

(c)  changes in allocation percentages for premiums and deductions.


You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and EQAccess requests" later in this prospectus.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")


                                                       Who is AXA Equitable?  10

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item.


ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP.

Each subaccount (variable investment option) of Separate Account FP available under Accumulator(R) Life invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Accumulator(R) Life and other policies that Separate Account FP supports.


11  Who is AXA Equitable?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------

You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as the Accumulator(R) Life policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

AXA Equitable serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.

Portfolios of the Trusts

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 EQUITY                                                                                 o MFS Investment Management
                                                                                        o Marsico Capital Management, LLC
                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital        o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                        o A I M Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current  o Alliance Capital Management L.P.
                              income and capital appreciation.                          o Pacific Investment Management Company
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                     its Bernstein Investment Research and
                                                                                          Management Unit
                                                                                        o J.P. Morgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------



                                           About the Portfolios of the Trusts 12

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name                    Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                      o Alliance Capital Management L.P., through
 CORE EQUITY                                                                               its Bernstein Investment Research and
                                                                                           Management Unit
                                                                                         o Janus Capital Management LLC
                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                      o Alliance Capital Management L.P.
 GROWTH                                                                                  o RCM Capital Management LLC
                                                                                         o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                      o Alliance Capital Management L.P.
 VALUE                                                                                   o Institutional Capital Corporation
                                                                                         o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                      o Alliance Capital Management L.P.
 CAP GROWTH                                                                              o Franklin Advisers, Inc.
                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                      o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                               o TCW Investment Management Company
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                      o Firsthand Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name*                   Objective                                               Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.           o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                   o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with    o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.           o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.           o Alliance Capital Management L.P.
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with    o Alliance Capital Management L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.           o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                  Seeks to achieve capital appreciation.                  o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH(2)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                             o Alliance Capital Management L.P.,
                                                                                           through its Bernstein Investment Research
                                                                                           and Management Unit
------------------------------------------------------------------------------------------------------------------------------------



13 About the Portfolios of the Trusts

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name*                Objective                                                    Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an       o Boston Advisors, Inc.
 INCOME(3)                     above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                        o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                                  and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks long-term growth of capital.                           o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                            o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates       o Alliance Capital Management L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                              o Evergreen Investment Management
                                                                                              Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                           o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE      Seeks long-term capital appreciation.                        o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                       o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND       Seeks to provide a high total return consistent with mod-    o J.P. Morgan Investment Management Inc.
                               erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE OPPORTU-    Seeks long-term capital appreciation.                        o J.P. Morgan Investment Management Inc.
 NITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                           o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                                  o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation            o Boston Advisors, Inc.
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without            o Lord, Abbett & Co. LLC
 INCOME                        excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with reason-       o Lord, Abbett & Co. LLC
 CORE                          able risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.                                        o Lord, Abbett & Co, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                           o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.          o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks capital appreciation.                                  o Merrill Lynch Investment Managers
 VALUE                                                                                        International Limited
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 14

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name*                Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERGERS AND ACQUISITIONS    Seeks to achieve capital appreciation.                     o GAMCO Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                 o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with secondary objec-    o MFS Investment Management
                               tive to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve   o Alliance Capital Management L.P.
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH(5)
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with preservation     o Pacific Investment Management Company,
                               of real capital and prudent investment management.           LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of principal. o Boston Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the      o Alliance Capital Management L. P.
                               deduction of portfolio expenses) the total return of the
                               Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(4)      Seeks to maximize capital appreciation.                    o GAMCO Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY(6)               Seeks to achieve long-term capital appreciation.           o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(7)    Seeks to achieve total return through capital              o UBS Global Asset Management
                               appreciation with income as a secondary consideration.       (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Capital growth and income.                                 o Morgan Stanley Investment
                                                                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         Seeks long-term capital appreciation.                      o Morgan Stanley Investment
 MARKETS EQUITY(8)                                                                          Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          Capital growth.                                            o Morgan Stanley Investment
 GROWTH                                                                                     Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY      Seeks long-term capital appreciation.                      o Wells Capital Management Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
 Laudus Variable
 Insurance Trust
 Portfolio Name                 Objective                                                   Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE     Seeks to increase the value of your investment in bull     o Charles Schwab Investment Management,
 LONG/SHORT EQUITY             markets and bear markets through strategies that are         Inc.
                               designed to have limited exposure to general equity        o AXA Rosenberg Investment
                               market risk.                                                 Management LLC
------------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional
 Funds, Inc.
 Portfolio Name                 Objective                                                  Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II   Seeks to provide above average current income and long-    o Van Kampen (is the name under which
                               term capital appreciation by investing primarily in equity   Morgan Stanley Investment Management Inc
                               securities of companies in the U.S. real estate industry,    does business in certain situations.)
                               including real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change effective on or about May 9, 2005, subject to regulatory approval. The chart below reflects the portfolio name in effect until on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the table above.




------------------------------------------------------------
 FN          Portfolio Name until May 9, 2005
------------------------------------------------------------
   (1)      EQ/Alliance Premier Growth
------------------------------------------------------------
   (2)      EQ/Enterprise Small Company Growth
------------------------------------------------------------
   (3)      EQ/Enterprise Equity Income
------------------------------------------------------------


15 About the Portfolios of the Trusts

------------------------------------------------------------
 FN          Portfolio Name until May 9, 2005
------------------------------------------------------------
   (4)      EQ/Enterprise Small Company Value
------------------------------------------------------------
   (5)      EQ/Enterprise Growth
------------------------------------------------------------
   (6)      EQ/Enterprise Equity
------------------------------------------------------------
   (7)      EQ/Enterprise Growth and Income
------------------------------------------------------------
   (8)      EQ/Emerging Markets Equity
------------------------------------------------------------



You should consider the investment objectives, risks, and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts, which accompany this prospectus, contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 888-855-5100.



                                           About the Portfolios of the Trusts 16

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE
We credit each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in
(iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your account value will be credited with the same returns as are achieved by the Portfolios or guaranteed interest option that you select, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly charges and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes any amounts you have specifically requested that we allocate to that option. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.


17  Determining your policy's value

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed investment option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.


RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greater of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.

You may not transfer any amount out of the guaranteed interest option if your policy is in "loan extension." See "Accessing your money" below.


DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


HOW TO MAKE TRANSFERS

EQACCESS TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our Website at www.axa-equitable.com and enrolling in EQAccess. This service may not always be available. Generally, the restrictions relating to telephone transfers described below also apply to online transfers.

TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by calling the number under "By toll-free phone" in "How to reach us" earlier in this prospectus, from a touch tone phone; or

o whether or not you are both the insured person and owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

For more information see "Telephone and EQAccess requests" later in this prospectus. We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.


OUR AUTOMATIC TRANSFER SERVICE

We offer a dollar cost averaging service called "automatic transfer service." This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must


                        Transferring your money among our investment options 18 equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.


We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.


TRANSFER CHARGE

We may impose a charge of up to $25 per transfer of amounts among your investment options. The transfer charge, when applied, is deducted from the amounts transferred from the variable investment options and the guaranteed interest option, based on the proportion of the amount transferred from each variable investment option and the guaranteed interest option to the total amount being transferred. There is no transfer charge if you request a transfer of the entire amount of your value in the variable investment options to the guaranteed interest option.



19  Transferring your money among our investment options

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any other loans (and accrued loan interest) you have outstanding.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o  you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

o  the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1.15% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, will be 0.70% less than the loan interest rate. This reduction in the rate differential is not guaranteed. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans).

If your policy is in "loan extension" status and your policy loan is greater than, or equal to, the cash surrender value, the annual interest rate we credit on your loan collateral and charge for policy loan interest will never be less than 3%. (See "Loan extension" later in this prospectus.)

We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we first offered Accumulator(R) Life policies in 2004, the interest rate differential has not yet been reduced (as described above) under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. An outstanding loan will also cause any no-lapse guarantee otherwise in effect to become unavailable if any outstanding policy loan and accrued loan interest exceeds your cash surrender value.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax Information" later in this prospectus for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. Unless you are paying off the balance of a Guaranteed Minimum Death Benefit premium due, we assume that any payments you send us are loan repayments unless you instruct us otherwise. If you send us more than all of the loan principal and interest you owe, we will refund the excess to you.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional


                                                        Accessing your money  20
repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

LOAN EXTENSION. Your policy will automatically enter a status called "loan extension," if at the beginning of any policy month following the policy anniversary nearest the insured person's 85th birthday (a) the amount of any outstanding policy loan and accrued and unpaid interest thereon plus monthly deductions to be taken exceeds the policy's cash surrender value, and (b) the policy account value is not less then $500. When a policy goes on "loan extension," the following apply:

o Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

o  No additional loans or partial withdrawals may be requested.

o No additional premiums will be accepted. Any payments we receive will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest account.

o Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid, it will be added to the outstanding policy loan balance.

o The cash surrender value will never be less than the amount of the policy loan and accrued and unpaid interest thereon.


o  The policy will not thereafter lapse for any reason.


On the policy anniversary on which the insured attains age 85 and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining transactions that are allowed and prohibited while a policy is on loan extension.


Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.



MAKING WITHDRAWALS FROM YOUR POLICY

No partial withdrawals are permitted during the first seven policy years. You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the seventh year of your policy and before the policy anniversary nearest to the insured's 100th birthday. The request must be for at least $500, and the amount of your policy's net cash surrender value after a partial withdrawal must be at least $500. We will permit no more than twelve partial withdrawals in any policy year. Also, we have discretion to decline any withdrawal request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur certain adverse consequences by doing so.
--------------------------------------------------------------------------------

CONSEQUENCES OF A PARTIAL WITHDRAWAL. Any partial withdrawal will cause the policy's Guaranteed Minimum Death Benefit provision to terminate. Once terminated, the Guaranteed Minimum Death Benefit cannot be restored. A partial withdrawal also will cause the amount of your death benefit to decrease. This decrease will generally be more than a dollar for dollar decrease and in the case of the first partial withdrawal that causes the Guaranteed Minimum Death Benefit to terminate, will cause your policy's death benefit to be determined as a percentage of your policy's account value. This will prevent you from paying any additional premiums.

You should refer to "Tax Information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy and applicable waivers of surrender charges in the event of federal estate tax repeal. If you surrender your policy before all annuity payouts have been made from the single premium annuity that we issued in connection with your policy, the remaining payouts from the single premium annuity will be made to the annuitant under the single premium annuity as they fall due.


21  Accessing your money

8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident. The tax effects may be different on taxpayers who are not individuals (for example, a corporation) or individual taxpayers who are non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


YOUR SINGLE PREMIUM ANNUITY CONTRACT

Basic Tax Treatment of Single Premium Annuity Payouts

A portion of each of the annuity payouts used to pay the premiums for your Accumulator(R) Life policy will be treated as a partial return of your purchase payments for the annuity contract and will not be taxable. The remaining portion of each annuity payout is taxable as ordinary income for the year of that annuity payout.


IF YOU PURCHASED THE ANNUITY CONTRACT ENTIRELY WITH AFTER-TAX FUNDS. The portion of each annuity payout that is nontaxable is determined by dividing the amount paid for the annuity contract by the total expected return for all annuity payouts and applying this percentage to the amount of each annuity payout.


IF YOU PURCHASED THE ANNUITY CONTRACT THROUGH A QUALIFYING TAX-FREE EXCHANGE OF AN ANNUITY CONTRACT UNDER SECTION 1035 OF THE CODE. The portion of each annuity payout that is nontaxable is determined by dividing any basis (investment in the contract) that is carried over income tax-free from the annuity contract being exchanged by the total expected return for all annuity payouts under the new annuity contract and applying this percentage to the amount of each annuity payout. In order for us to credit you with tax basis from any exchanged annuity contract, we must receive this tax information from the issuer of the exchanged annuity contract. If you exchanged a deferred annuity contract for the single premium annuity contract and are under age 59-1/2 for the year of the annuity payout, the portion of the annuity payout includible in income will generally also be subject to a 10% tax penalty unless limited exceptions apply (e.g., a payment on or after your death or because you are disabled as defined in the
Code).

Federal income tax withholding (and in some cases state or local withholding) will be made from annuity payouts unless you are eligible to, and properly elect out of, such withholding. A change in withholding rules or status can therefore affect the net amount of the annuity payout that is applied as premium to your life insurance policy. See "When we withhold taxes from distributions" later in this prospectus.



YOUR LIFE INSURANCE POLICY



BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY


An Accumulator(R) Life policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code"), (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code and (c) as long as we, and not you, are considered the owner of the investment assets underlying the policy for federal income tax purposes (see "Other Information" later in this Prospectus). We believe that the policies will meet these requirements and, therefore, that:


o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus.


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Since the policy has been designed to be sold based on the payment of seven annual premium payments, each equal to the policy's seven-pay premium limit, it should be anticipated that any additional premium payment during those seven years will cause the policy to become a modified endowment contract. Also, when there is a change in withholding on your annuity payouts, this will result in either a lower or higher premium to be paid on your life policy. See "Consider the effect of a change in withholding" below.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such


                                                             Tax information  22
change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period.

If your policy's benefits are reduced within a seven-pay period, the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. Such a reduction in benefits could include, for example, a partial withdrawal within a seven-pay testing period. If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount as a result of a partial withdrawal or other decrease in benefits may impact the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.


LOAN EXTENSION. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or all of the outstanding loan could be treated as a distribution from the policy.


EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES


Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the


23  Tax information
insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy, will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.

Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the purchaser of the annuity contract will not be the owner of the life policy, or will not be the recipient of any annuity payouts which are not applied to the life policy (for example after a surrender of the life policy), the gift or estate tax implications of the transfer of such rights should be considered.

If the life insurance policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $1.5 million in 2005 and ultimately to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions and certain gifts of $11,000 for 2005 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter. Beginning in 2011, at any time during which there is no federal estate tax in effect, we will waive any surrender charges that would otherwise apply, upon a surrender of your policy or a reduction of the face amount of insurance.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

Though this product is not intended for split-dollar arrangements, if this policy is treated as subject to the tax provisions for a split-dollar arrangement, you should consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.


PENSION AND PROFIT-SHARING PLANS

This product is not intended for use in qualified plans. There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under
Section 401(a) or 403 of the Code. In addition, the federal


                                                             Tax information  24
income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

This product is not intended for use in split-dollar and employee benefit programs. You should consult a qualified tax advisor prior to purchasing Accumulator(R) Life for use in one of these programs.


Complex rules apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. Together, they provide guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. Further guidance is anticipated. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.



ERISA

This product is not intended for use in employee benefit plans. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold federal income tax from the taxable portion of the annuity payouts, or other distributions from annuity contracts or any proceeds we distribute as part of a taxable transaction under your life policy. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability.

If you do not wish us to withhold income tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due.

Certain states have indicated that state income tax withholding will apply to payments from annuity contracts or policies made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, a recipient may elect out of state withholding, even if federal withholding applies. Contact your tax adviser to see how state income tax withholding may apply to your payment.

Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. The annuity payouts are periodic payments for federal income tax withholding purposes. Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee). Therefore, the withholding is computed based on the marital status and the number of withholding exemptions you specify, and not a flat percentage amount of the taxable portion of the payout. If you do not elect out of withholding or do not specify the number of withholding exemptions, withholding will generally be made as if you are married and claim three withholding exemptions. There is an annual threshold of taxable income from periodic payments which is exempt from withholding based on this assumption. For 2005, a recipient of periodic payments (e.g., monthly or annual payments) which total less than $17,760 taxable amount will generally be exempt from federal income tax withholding, unless the recipient specifies a different choice of withholding exemption. If you fail to provide a correct Taxpayer Identification Number, withholding is made as if you are single and claim no exemptions. A withholding election remains effective unless and until you revoke or change it. You may revoke or change your withholding election at any time.



25  Tax information

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC DISTRIBUTIONS


The taxable portion of a partial or total non-periodic distribution, such as a life insurance policy surrender, is generally subject to federal income tax withholding at a flat 10% rate.

All distributions or taxable transactions with respect to the single premium annuity contract or life insurance policy are reported to the appropriate taxpayer and the Internal Revenue Service on Form 1099-R in the calendar year following the year of the transaction.


CONSIDER THE EFFECT OF A CHANGE IN WITHHOLDING

It is important to note, that to the extent applicable, any federal, state or local tax withholding from amounts payable under the single premium annuity contract will reduce the amount which would otherwise be paid as a premium to your life insurance policy. Where a proper election out of any tax withholding is made and continues for all annuity payouts, the amount applied to your life insurance policy should not vary. Where tax withholding applies, however, only the net payout, after tax withholding, will be applied as premium to your life insurance policy. Tax withholding may apply because you did not elect out of withholding, you have changed your election not to have withholding, or regardless of your election the tax laws require us to withhold on the taxable portion of each annuity payout. You may try to estimate the net amount of each annuity payout after tax withholding. However, changes in applicable tax withholding tables or tax laws could change the amount that is withheld from the annuity payouts. This could result in amounts other than those illustrated to be applied as premium to your life policy. Payment of a lesser amount of premium could affect whether the premium level requirements for the Guaranteed Minimum Death Benefit feature of your life insurance policy have been met. Payment of a higher amount of premium could cause your premium to exceed the policy's seven-pay limit and could cause your policy to become a modified endowment contract. See "Testing for modified endowment contract status" and "Taxation of pre-death distributions if your policy is not a modified endowment contract," above.

Because your policy premium is determined based on your initial withholding election for the annuity payouts, you should carefully consider the effect of a change in such income tax withholding on the anticipated payments of premiums for your Accumulator(R) Life policy.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of annuity contracts and life insurance policies or increase the taxes we pay in connection with such policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include life insurance continuation beyond the insured reaching age 100 and testing for policies issued on a special risk class basis.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.


OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.


                                                             Tax information  26

9. More information about policy features and benefits


--------------------------------------------------------------------------------

DEATH OF ANNUITANT UNDER THE SINGLE PREMIUM ANNUITY CONTRACT

If the insured under the life policy dies before all payouts from the single premium annuity we issue with your policy have been made, the remaining value of the annuity contract will be paid to the beneficiary under the single premium annuity contract who receives this amount, along with the insurance proceeds from your policy. (The beneficiary of your single premium annuity and of your Accumulator(R) Life is required to be the same person). We will commute the remaining value of the annuity payouts by discounting them to present value, using the same interest rate that we originally used in computing the amount of each such payment.



VARIATIONS AMONG ACCUMULATOR(R) LIFE POLICIES


Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Accumulator(R) Life where special circumstances (including certain annuity exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Accumulator(R) Life. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the purchase payment. In that case, the single premium annuity contract also would be canceled.

To exercise this cancellation right, you must mail your life policy and single premium annuity contract directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and contract and your coverage will terminate as of the date of the postmark. In some states or situations, this "free look" period is longer than 10 days. Your life policy will indicate the length of your "free look" period.


27  More information about policy features and benefits

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

Please refer to "Risk benefit summary: charges and expenses you will pay" for basic information about the nature and amount of policy charges.

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.


The current and highest rates we guarantee of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The surrender charge, for example, is designed primarily to defray sales expenses, but may also be used to defray other expenses associated with your policy that we have not recovered by the time of any surrender. The administrative charge is designed primarily to defray administrative expenses in connection with issuing and administering the policies and costs for any state or federal premium taxes imposed on us. The mortality and expense risk charge is designed primarily to defray expenses that we will incur if certain of our assumptions with respect to the mortality of insureds under the policies (as a group) and expenses we incur in issuing and administering the policies are underestimated relative to the guaranteed charges. Similarly, if we ever impose a transfer charge, it will be solely to help defray our costs in processing transfer requests from owners.


MONTHLY COST OF INSURANCE CHARGE. The cost of insurance charge is deducted monthly and is computed as a percentage of your policy's account value subject to a mortality "charge base" (discussed below) if the guaranteed minimum death benefit is in effect on the date the charge is due. Our current cost of insurance rates will generally be lower (except in Montana) if the insured person is a female than if a male. The current rates also will generally be lower for non-tobacco users than tobacco users. In addition, the current rates also vary depending on the age of the insured and duration of the policy (i.e., the length of time since the policy was issued).

The current cost of insurance percentages vary based on the circumstances of each insured person. Therefore you should ask your financial professional for information about the precise current cost of insurance percentage that would apply to your policy.

The current cost of insurance percentages are scheduled to decrease, beginning in the eleventh policy year. However, no such decreases have yet taken effect under any outstanding policies, because Accumulator(R) Life was first offered only in 2004.


The calculation of the current cost of insurance charges will depend on whether the policy's guaranteed minimum death benefit is in force. At any time when the guaranteed minimum death benefit is in force, the cost of insurance charge is a percentage of the greater of (a) the policy's account value (including loaned amounts), or (b) the accumulation of the seven-pay premiums due at 4% (the "mortality charge base"). At any time when the guaranteed minimum death benefit is not in force, the cost of insurance charge is a percentage of the policy's account value (including loaned amounts). This means that your cost of insurance charges may at some times be higher when the guaranteed minimum death benefit is in force than when it is not.


We reserve the right to raise our current cost of insurance charge rates, provided, however, that the monthly cost of insurance charge will never exceed the guaranteed amount described immediately below.

GUARANTEED MONTHLY COST OF INSURANCE CHARGES. We guarantee that, the amount of the cost of insurance charge we deduct (whether at current rate schedules or at any increased rates we may institute in the future) will not exceed the guaranteed charges that will be specified in your policy.

The guaranteed monthly cost of insurance charge is determined by multiplying the applicable cost of insurance rate that is specified in your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher specified cost of insurance rate, will result in a higher guaranteed monthly charge.

Generally, the guaranteed cost of insurance rate stated in your policy increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

The guaranteed cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male, Female Unismoke Tables. These rates vary by the insured person's gender (except in Montana) and age.

DATE WE DEDUCT MONTHLY CHARGES. We deduct monthly charges as of the first day of each month of the policy.


                               More information about certain policy charges  28

11. More information about procedures that apply to your life insurance policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAYS. Business day is every day that the New York Stock Exchange is open for regular trading. A business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o  loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o  withdrawals

o  tax withholding elections

o  changes of allocation percentages for premium payments and monthly charges

o  surrenders

o  changes of beneficiary

o  transfers from a variable investment option to the guaranteed interest option

o  loans

o  transfers among variable investment options

o  assignments

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE


REGISTER DATE. We assign each policy a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date. The register date will generally be the date we receive your full purchase payment at our Administrative Office, except that, if that date is the 29th, 30th or 31st of a month, your register date will be the 28th of the same month.


We may also permit an earlier than customary register date to provide a younger age at issue. (A younger age at issue may reduce the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date.


INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date or, if later, the date we receive your full purchase payment at our Administrative Office.


COMMENCEMENT OF INSURANCE COVERAGE. You must give the full purchase payment to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and
(2) the information in the application continues to be true and complete, without material


29 More information about procedures that apply to your life insurance policy change, as of the time of such payment. If you submit the full purchase payment with your application, we may, subject to certain conditions, provide temporary insurance coverage on the proposed insured person. You may request and review a copy of our Temporary Insurance Agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any purchase payment you have made, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums, either additional or to cover a Guaranteed Minimum Death Benefit premium due, or loan repayments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable."

We prefer that you make any payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR LIFE INSURANCE POLICY

You may assign (transfer) your rights in a life insurance policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the life insurance death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Accumulator(R) Life in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex for Accumulator(R) Life policies sold in Montana. The terms applicable to such a gender-neutral policy will be the same as those of a comparable male policy being issued on a gender specific basis.


  More information about procedures that apply to your life insurance policy  30


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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT
Our general account assets support all of our obligations, (including those under the Accumulator(R) Life policies. More specifically, our general account assets support both the guaranteed interest option under our Accumulator(R) Life policies and our obligations under the single premium annuities that we issue in conjunction with those policies. Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, the single premium annuity nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account, the guaranteed interest option, and the single premium annuity. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.


DISRUPTIVE TRANSFER ACTIVITY.

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed for programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

The AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts") have adopted policies and procedures designed to discourage disruptive transfers by policy owners investing in the portfolios of the affiliated trusts. The affiliated trusts discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the affiliated trusts reserve the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The affiliated trusts monitor aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment



31 More information about other matters option within a five business day period as potentially disruptive transfer activity. When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or the affiliated trusts may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the AXA Premier VIP Trust or EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the affiliated trusts. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. If the underlying trust determines that the trading activity of a particular policy owner is disruptive, we will take action to limit the disruptive trading activity of that policy owner as discussed above.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TELEPHONE AND EQACCESS REQUESTS

If you are a properly authorized person, you may make transfers between investment options by telephone or over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through EQAccess if you are the individual owner:

o  changes of allocation percentages

o  changes of address

o to request a policy loan (loan requests cannot be made through EQAccess by corporate policyholders)

o  enroll for electronic delivery of policy statements through EQAccess

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Website. For clients of AXA Advisors, please use www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or facsimile transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


                                        More information about other matters  32

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit as described in the policy.


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Accumulator(R) Life from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.



DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the



33  More information about other matters

"Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The policies are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). Affiliated broker-dealers include MONY Securities Corporation ("MSC")* and Advest, Inc. The Distributors, MSC and Advest are all under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives (or to its Selling broker-dealers) as commissions related to the sale of policies. See the Statement of Additional Information ("SAI") for more information on the distribution of the policies.



LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.

----------------------

* On or about June 6, 2005, MSC financial professionals are expected to become financial professionals of AXA Advisors. From that date forward, former MSC financial professionals will be compensated by AXA Advisors, and the Distributors will replace MSC as the principal underwriters of its affiliated products.


                                        More information about other matters  34

13. Financial statements of Separate Account FP and AXA Equitable

--------------------------------------------------------------------------------


The financial statements of Separate Account FP as of December 31, 2004 and for each of the two years in the period ended December 31, 2004 and the financial statements of AXA Equitable as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are in a Statement of Additional Information ("SAI") pertaining to the policies and have been included in the SAI in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of such firm as experts in accounting and auditing. The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-888-855-5100 and requesting to speak with a customer service representative.



35  Financial statements of Separate Account FP and AXA Equitable


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14.  Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) actual premium payments made; (iii) loans or withdrawals you make; and (iv) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2004 (or expected to be incurred in 2005, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses of all of the available Portfolios (based upon the aggregate assets in the Portfolios at the end of 2004). If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios (currently, this type of illustration is limited to a combination of up to five of the available underlying portfolios). A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.


You can request an arithmetic illustration as well as any of the other illustrations described above. Appendix I to the prospectus contains arithmetic hypothetical illustrations.



                                                  Personalized illustrations  36

Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount. The tables assume annual Planned Periodic Premiums that are paid at the beginning of policy years 1 through 7 for an insured person who is a 55-year-old standard risk male non-tobacco user and an insured person who is a 55-year old standard risk female non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. AXA Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. You should consider that many forecasters are calling for somewhat lower returns in the years ahead. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.33)%, 4.59% and 10.52%. These net annual rates of return do not reflect the charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

The tables headed "Using Current Charges" assume that the current rates for the following charges deducted by AXA Equitable in each year illustrated: administrative charge, cost of insurance charge, mortality and expense charge and surrender charge. The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that no loans or withdrawals are made.

With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.64%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.


I-1 Appendix I: Hypothetical illustrations

ACCUMULATOR LIFE
$146,634 FACE AMOUNT


MALE, ISSUE AGE 55, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $11,361*
USING CURRENT CHARGES





                                    Death Benefit
                         -----------------------------------
             Premiums        Assuming Hypothetical Gross
 End of    Accumulated      Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------
  Year       Per Year     0% Gross   6% Gross    12% Gross
-------- --------------- ---------- ---------- -------------
     1      $   11,929    $146,634   $146,634   $  146,634
     2      $   24,455    $146,634   $146,634   $  146,634
     3      $   37,607    $146,634   $146,634   $  146,634
     4      $   51,416    $146,634   $146,634   $  146,634
     5      $   65,917    $146,634   $146,634   $  146,634
     6      $   81,142    $146,634   $146,634   $  165,386
     7      $   97,128    $146,634   $154,955   $  195,516
     8      $  101,984    $146,634   $153,478   $  204,892
     9      $  107,083    $146,634   $152,028   $  214,815
    10      $  112,438    $146,634   $150,628   $  225,359
    15      $  143,502    $146,634   $157,815   $  313,806
    20      $  183,149    $146,634   $167,247   $  443,001
    25      $  233,750    $146,634   $180,101   $  637,065
    30      $  298,331    $146,634   $196,212   $  929,446
    35      $  380,754    $146,634   $216,440   $1,377,273
    40      $  485,949    $146,634   $238,622   $2,046,881
    45      $  620,208    $146,634   $258,784   $3,004,245
    50      $  791,560    $146,634   $318,533   $4,871,983
    55      $1,010,253    $146,634   $397,667   $8,013,540


                    Account Value                 Net Cash Surrender Value
         ----------------------------------- -----------------------------------
             Assuming Hypothetical Gross         Assuming Hypothetical Gross
            Annual Investment Return of:        Annual Investment Return of:
 End of  ----------------------------------- -----------------------------------
 Policy
  Year    0% Gross   6% Gross    12% Gross    0% Gross   6% Gross    12% Gross
-------- ---------- ---------- ------------- ---------- ---------- -------------
     1    $10,895    $ 11,552   $   12,207    $ 4,217    $  4,874   $    5,529
     2    $21,331    $ 23,296   $   25,322    $15,321    $ 17,286   $   19,312
     3    $31,313    $ 35,231   $   39,414    $25,971    $ 29,889   $   34,072
     4    $40,847    $ 47,356   $   54,554    $36,173    $ 42,682   $   49,880
     5    $49,940    $ 59,670   $   70,822    $45,933    $ 55,663   $   66,815
     6    $58,595    $ 72,170   $   88,300    $55,256    $ 68,831   $   84,961
     7    $66,817    $ 84,865   $  107,079    $64,146    $ 82,194   $  104,408
     8    $63,715    $ 86,180   $  115,050    $61,711    $ 84,177   $  113,046
     9    $60,647    $ 87,483   $  123,613    $59,312    $ 86,148   $  122,278
    10    $57,611    $ 88,772   $  132,814    $56,943    $ 88,104   $  132,146
    15    $48,116    $103,928   $  206,656    $48,116    $103,928   $  206,656
    20    $38,201    $121,396   $  321,551    $38,201    $121,396   $  321,551
    25    $27,655    $141,444   $  500,326    $27,655    $141,444   $  500,326
    30    $16,226    $164,345   $  778,496    $16,226    $164,345   $  778,496
    35    $ 3,620    $190,361   $1,211,322    $ 3,620    $190,361   $1,211,322
    40    $     0    $219,726   $1,884,789    $     0    $219,726   $1,884,789
    45    $     0    $252,620   $2,932,688    $     0    $252,620   $2,932,688
    50    $     0    $315,379   $4,823,746    $     0    $315,379   $4,823,746
    55    $     0    $393,730   $7,934,198    $     0    $393,730   $7,934,198


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy years 1 through 7. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                      Appendix I: Hypothetical illustrations I-2

ACCUMULATOR LIFE
$146,634 FACE AMOUNT


MALE, ISSUE AGE 55, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $11,361*
USING GUARANTEED CHARGES




                                    Death Benefit
                         -----------------------------------
             Premiums        Assuming Hypothetical Gross
 End of    Accumulated      Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------
  Year       Per Year     0% Gross   6% Gross    12% Gross
-------- --------------- ---------- ---------- -------------
     1      $   11,929    $146,634   $146,634   $  146,634
     2      $   24,455    $146,634   $146,634   $  146,634
     3      $   37,607    $146,634   $146,634   $  146,634
     4      $   51,416    $146,634   $146,634   $  146,634
     5      $   65,917    $146,634   $146,634   $  146,634
     6      $   81,142    $146,634   $146,634   $  152,812
     7      $   97,128    $146,634   $146,634   $  181,743
     8      $  101,984    $146,634   $146,634   $  189,731
     9      $  107,083    $146,634   $146,634   $  198,047
    10      $  112,438    $146,634   $146,634   $  206,730
    15      $  143,502    $146,634   $146,634   $  272,412
    20      $  183,149    $146,634   $146,634   $  358,494
    25      $  233,750    $146,634   $146,634   $  471,556
    30      $  298,331    $146,634   $146,634   $  620,107
    35      $  380,754    $146,634   $146,634   $  815,596
    40      $  485,949    $146,634   $146,634   $1,075,606
    45      $  620,208    $146,634   $146,634   $1,412,665
    50      $  791,560    $146,634   $146,634   $2,262,457
    55      $1,010,253    $146,634   $146,634   $3,675,102


                    Account Value                 Net Cash Surrender Value
         ----------------------------------- -----------------------------------
             Assuming Hypothetical Gross         Assuming Hypothetical Gross
            Annual Investment Return of:        Annual Investment Return of:
 End of  ----------------------------------- -----------------------------------
 Policy
  Year    0% Gross   6% Gross    12% Gross    0% Gross   6% Gross    12% Gross
-------- ---------- ---------- ------------- ---------- ---------- -------------
     1    $ 9,612    $10,231    $   10,852    $ 2,934    $ 3,553    $    4,174
     2    $18,910    $20,735    $   22,639    $12,900    $14,726    $   16,629
     3    $27,914    $31,541    $   35,473    $22,572    $26,199    $   30,131
     4    $36,641    $42,676    $   49,480    $31,967    $38,001    $   44,806
     5    $45,105    $54,170    $   64,805    $41,098    $50,164    $   60,798
     6    $53,320    $66,059    $   81,587    $49,981    $62,720    $   78,248
     7    $61,296    $78,379    $   99,536    $58,625    $75,708    $   96,865
     8    $57,808    $79,267    $  106,536    $55,805    $77,263    $  104,533
     9    $54,187    $80,066    $  113,964    $52,852    $78,731    $  112,628
    10    $50,400    $80,762    $  121,835    $49,732    $80,094    $  121,168
    15    $30,231    $88,175    $  179,395    $30,231    $88,175    $  179,395
    20    $     0    $92,686    $  260,212    $     0    $92,686    $  260,212
    25    $     0    $89,122    $  370,342    $     0    $89,122    $  370,342
    30    $     0    $62,014    $  519,396    $     0    $62,014    $  519,396
    35    $     0    $     0    $  717,323    $     0    $     0    $  717,323
    40    $     0    $     0    $  990,429    $     0    $     0    $  990,429
    45    $     0    $     0    $1,379,017    $     0    $     0    $1,379,017
    50    $     0    $     0    $2,240,056    $     0    $     0    $2,240,056
    55    $     0    $     0    $3,638,715    $     0    $     0    $3,638,715



----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy years 1 through 7. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



I-3 Appendix I: Hypothetical illustrations

ACCUMULATOR LIFE
$172,610 FACE AMOUNT


FEMALE, ISSUE AGE 55, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $11,361*
USING CURRENT CHARGES





                                    Death Benefit
                         -----------------------------------
             Premiums        Assuming Hypothetical Gross
 End of    Accumulated      Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------
  Year       Per Year     0% Gross   6% Gross    12% Gross
-------- --------------- ---------- ---------- -------------
     1      $   11,929    $172,610   $172,610   $  172,610
     2      $   24,455    $172,610   $172,610   $  172,610
     3      $   37,607    $172,610   $172,610   $  172,610
     4      $   51,416    $172,610   $172,610   $  172,610
     5      $   65,917    $172,610   $172,610   $  172,610
     6      $   81,142    $172,610   $172,610   $  192,620
     7      $   97,128    $172,610   $180,311   $  227,726
     8      $  101,984    $172,610   $178,942   $  238,809
     9      $  107,083    $172,610   $177,557   $  250,396
    10      $  112,438    $172,610   $176,161   $  262,512
    15      $  143,502    $172,610   $182,327   $  360,227
    20      $  183,149    $172,610   $189,990   $  498,446
    25      $  233,750    $172,610   $201,198   $  702,114
    30      $  298,331    $172,610   $216,584   $1,007,186
    35      $  380,754    $172,610   $237,629   $1,475,563
    40      $  485,949    $172,610   $262,636   $2,182,487
    45      $  620,208    $172,610   $288,326   $3,214,285
    50      $  791,560    $172,610   $354,896   $5,212,605
    55      $1,010,253    $172,610   $443,064   $8,573,801


                    Account Value                 Net Cash Surrender Value
         ----------------------------------- -----------------------------------
             Assuming Hypothetical Gross         Assuming Hypothetical Gross
            Annual Investment Return of:        Annual Investment Return of:
 End of  ----------------------------------- -----------------------------------
 Policy
  Year    0% Gross   6% Gross    12% Gross    0% Gross   6% Gross    12% Gross
-------- ---------- ---------- ------------- ---------- ---------- -------------
     1    $10,924    $ 11,582   $   12,239    $ 4,662    $  5,320   $    5,976
     2    $21,416    $ 23,388   $   25,423    $15,780    $ 17,752   $   19,787
     3    $31,481    $ 35,419   $   39,625    $26,471    $ 30,410   $   34,615
     4    $41,125    $ 47,676   $   54,924    $36,741    $ 43,292   $   50,540
     5    $50,350    $ 60,159   $   71,405    $46,593    $ 56,401   $   67,648
     6    $59,162    $ 72,885   $   89,329    $56,031    $ 69,754   $   86,198
     7    $67,669    $ 86,035   $  108,658    $65,164    $ 83,530   $  106,153
     8    $64,771    $ 87,837   $  117,224    $62,892    $ 85,958   $  115,346
     9    $61,867    $ 89,639   $  126,412    $60,614    $ 88,386   $  125,159
    10    $58,988    $ 91,431   $  136,250    $58,362    $ 90,805   $  135,624
    15    $49,933    $107,950   $  213,279    $49,933    $107,950   $  213,279
    20    $40,504    $127,254   $  333,855    $40,504    $127,254   $  333,855
    25    $30,502    $149,756   $  522,600    $30,502    $149,756   $  522,600
    30    $19,699    $175,913   $  818,052    $19,699    $175,913   $  818,052
    35    $ 7,820    $206,222   $1,280,537    $ 7,820    $206,222   $1,280,537
    40    $     0    $241,216   $2,004,488    $     0    $241,216   $2,004,488
    45    $     0    $281,459   $3,137,724    $     0    $281,459   $3,137,724
    50    $     0    $351,382   $5,160,995    $     0    $351,382   $5,160,995
    55    $     0    $438,677   $8,488,912    $     0    $438,677   $8,488,912


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy years 1 through 7. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                      Appendix I: Hypothetical illustrations I-4

ACCUMULATOR LIFE
$172,610 FACE AMOUNT


FEMALE, ISSUE AGE 55, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $11,361*
USING GUARANTEED CHARGES





                                    Death Benefit
                         -----------------------------------
             Premiums        Assuming Hypothetical Gross
 End of    Accumulated      Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------
  Year       Per Year     0% Gross   6% Gross    12% Gross
-------- --------------- ---------- ---------- -------------
     1      $   11,929    $172,610   $172,610   $  172,610
     2      $   24,455    $172,610   $172,610   $  172,610
     3      $   37,607    $172,610   $172,610   $  172,610
     4      $   51,416    $172,610   $172,610   $  172,610
     5      $   65,917    $172,610   $172,610   $  172,610
     6      $   81,142    $172,610   $172,610   $  181,859
     7      $   97,128    $172,610   $172,610   $  215,897
     8      $  101,984    $172,610   $172,610   $  225,838
     9      $  107,083    $172,610   $172,610   $  236,203
    10      $  112,438    $172,610   $172,610   $  247,013
    15      $  143,502    $172,610   $172,610   $  326,663
    20      $  183,149    $172,610   $172,610   $  431,311
    25      $  233,750    $172,610   $172,610   $  568,445
    30      $  298,331    $172,610   $172,610   $  748,234
    35      $  380,754    $172,610   $172,610   $  984,609
    40      $  485,949    $172,610   $172,610   $1,298,297
    45      $  620,208    $172,610   $172,610   $1,706,585
    50      $  791,560    $172,610   $172,610   $2,733,185
    55      $1,010,253    $172,610   $172,610   $4,439,746


                    Account Value                 Net Cash Surrender Value
         ----------------------------------- -----------------------------------
             Assuming Hypothetical Gross         Assuming Hypothetical Gross
            Annual Investment Return of:        Annual Investment Return of:
 End of  ----------------------------------- -----------------------------------
 Policy
  Year    0% Gross   6% Gross    12% Gross    0% Gross   6% Gross    12% Gross
-------- ---------- ---------- ------------- ---------- ---------- -------------
     1    $ 9,906    $ 10,534   $   11,164    $ 3,644    $  4,272   $    4,902
     2    $19,529    $ 21,389   $   23,327    $13,893    $ 15,753   $   17,691
     3    $28,887    $ 32,590   $   36,602    $23,877    $ 27,580   $   31,592
     4    $37,995    $ 44,163   $   51,110    $33,612    $ 39,779   $   46,726
     5    $46,865    $ 56,130   $   66,984    $43,108    $ 52,372   $   63,226
     6    $55,500    $ 68,510   $   84,338    $52,369    $ 65,379   $   81,207
     7    $63,902    $ 81,324   $  103,014    $61,397    $ 78,819   $  100,509
     8    $60,906    $ 82,757   $  110,857    $59,027    $ 80,879   $  108,979
     9    $57,841    $ 84,153   $  119,246    $56,589    $ 82,900   $  117,994
    10    $54,683    $ 85,495   $  128,205    $54,057    $ 84,869   $  127,579
    15    $39,478    $ 96,883   $  193,406    $39,478    $ 96,883   $  193,406
    20    $16,868    $108,042   $  288,889    $16,868    $108,042   $  288,889
    25    $     0    $116,029   $  423,108    $     0    $116,029   $  423,108
    30    $     0    $115,491   $  607,728    $     0    $115,491   $  607,728
    35    $     0    $ 82,417   $  854,472    $     0    $ 82,417   $  854,472
    40    $     0    $      0   $1,192,411    $     0    $      0   $1,192,411
    45    $     0    $      0   $1,665,937    $     0    $      0   $1,665,937
    50    $     0    $      0   $2,706,124    $     0    $      0   $2,706,124
    55    $     0    $      0   $4,395,788    $     0    $      0   $4,395,788


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy years 1 through 7. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



I-5 Appendix I: Hypothetical illustrations

Requesting more information

--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2005, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 888-855-5100, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 450 5th Street, N.W., Washington, D.C. 20549-0102. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.


SEC File Number: 811-04335

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           Page
Ways we pay policy proceeds...............................................  2
Distribution of the policies..............................................  2

Underwriting a policy.....................................................  3
Insurance regulation that applies to AXA Equitable........................  3
Custodian and independent registered public accounting firm...............  3
Financial statements......................................................  3













                                                                       811-04335

Accumulator(R) Life


An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.

STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2005


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Accumulator(R) Life prospectus, dated May 1, 2005. The prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


A copy of the prospectus is available free of charge by writing the Administrative office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-888-855-5100, or by contacting your financial professional.

TABLE OF CONTENTS

Ways we pay policy proceeds.................................................2
Distribution of the policies................................................2
Underwriting a policy.......................................................3
Insurance regulation that applies to AXA Equitable..........................3
Custodian and independent registered public accounting firm.................3
Financial statements........................................................3





 Copyright 2005 AXA Equitable Life Insurance Company, New York, New York 10104.
                              All rights reserved.




                                                                          x00935

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.



DISTRIBUTION OF THE POLICIES

The policies are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). Affiliated broker-dealers include MONY Securities Corporation ("MSC")* and Advest, Inc. The Distributors, MSC and Advest are all under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives (or to its Selling broker-dealers) as commissions related to the sale of policies.

Sales compensation paid to AXA Advisors will generally not exceed 8.5% of the purchase payment; plus 0.25% (annually) of the policy's unloaned account value in policy years two and later.

Sales compensation paid to AXA Distributors will generally not exceed 7.5% of the purchase payment; plus 0.25% (annually) of the policy's unloaned account value in policy years two and later.

The sales compensation we pay varies among broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) Life on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the Distributors' assets. Not all Selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors may also receive other payments from the portfolio advisers and/or their affiliates for administrative costs, as well as payments for sales meetings and/or seminar sponsorships.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules of the NASD, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs, to receive non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


----------------------

* On or about June 6, 2005, MSC financial professionals are expected to become financial professionals of AXA Advisors. From that date forward, former MSC financial professionals will be compensated by AXA Advisors, and the Distributors will replace MSC as the principal underwriters of its affiliated products.

AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2004, 2003 and 2002, AXA Advisors was paid an administrative services fee of $325,380. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $567,991,463 in 2004, $562,696,578 in 2003 and $536,113,253 in 2002. Of these,
AXA Advisors retained $289,050,171, $287,344,634, and $283,213,274 respectively.

Under a distribution agreement between AXA Distributors, LLC and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors (or EDI, as applicable) as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable's separate accounts, including Separate Account FP, $418,189,861 in 2004, $429,871,011 in 2003 and
$228,077,343 in 2002. Of these, AXA Distributors (or EDI, as applicable) retained $57,065,006, $84,547,116 and $59,543,803, respectively.

The offering of the policies is intended to be continuous.


UNDERWRITING A POLICY


The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed rates under the policy on the 1980 Commissioner's Standard Ordinary Male, Female Unismoke Mortality Tables.


INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of Separate Account FP as of December 31, 2004 and for the periods ended December 31, 2004 and 2003, and the consolidated financial statements of AXA Equitable as of December 31, 2004 and 2003, and for each of the three years ended December 31, 2004 in this SAI are included in reliance on the reports of PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, independent registered public accounting firm, providing auditing services for both Separate Account FP and AXA Equitable, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2004................A-3
   Statements of Operations for the Year Ended December 31, 2004.........A-21
Statements of Changes in Net Assets for the Years Ended December 31, 2004
    and 2003.............................................................A-32
   Notes to Financial Statements.........................................A-48


AXA EQUITABLE LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2004 and 2003................F-2
Consolidated Statements of Earnings, Years Ended December 31, 2004, 2003
    and 2002..............................................................F-3
Consolidated Statements of Shareholder's Equity and Comprehensive Income, Years Ended December 31, 2004, 2003
    and 2002..............................................................F-4
Consolidated Statements of Cash Flows, Years Ended December 31, 2004, 2003
    and 2002..............................................................F-5
     Notes to Consolidated Financial Statements...........................F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2004 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 31, 2005

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                          AXA Aggressive  AXA Conservative   AXA Conservative-
                                                            Allocation       Allocation       Plus Allocation
                                                         --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $7,465,996       $2,182,539          $1,671,064
Receivable for The Trusts shares sold ..................            --               --                  --
Receivable for policy-related transactions .............            --              753               5,630
                                                            ----------       ----------          ----------
  Total assets .........................................     7,465,996        2,183,292           1,676,694
                                                            ----------       ----------          ----------
Liabilities:
Payable for The Trusts shares purchased ................         1,420              750               5,626
Payable for policy-related transactions ................        30,522               --                  --
                                                            ----------       ----------          ----------
  Total liabilities ....................................        31,942              750               5,626
                                                            ----------       ----------          ----------
Net Assets .............................................    $7,434,054       $2,182,542          $1,671,068
                                                            ==========       ==========          ==========
Net Assets:
Accumulation Units .....................................    $7,434,054       $2,175,112          $1,667,102
Accumulation nonunitized ...............................            --               --                  --
Retained by AXA Equitable in Separate Account FP .......            --            7,430               3,966
                                                            ----------       ----------          ----------
Total net assets .......................................    $7,434,054       $2,182,542          $1,671,068
                                                            ==========       ==========          ==========
Investments in shares of The Trusts, at cost ...........    $6,978,788       $2,174,818          $1,631,447
The Trusts shares held
 Class A ...............................................       453,629          186,448             119,772
 Class B ...............................................       146,763           15,559              29,109



                                                            AXA Moderate     AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                             Allocation     Plus Allocation   Aggressive Equity      Core Bond
                                                         ----------------- ----------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $1,462,642,731      $15,318,038        $541,422,848       $57,605,449
Receivable for The Trusts shares sold ..................              --               --                  --                --
Receivable for policy-related transactions .............              --           27,240                  --            28,534
                                                          --------------      -----------        ------------       -----------
  Total assets .........................................   1,462,642,731       15,345,278         541,422,848        57,633,983
                                                          --------------      -----------        ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................         247,132           27,192              34,612            36,641
Payable for policy-related transactions ................         692,827               --             230,125                --
                                                          --------------      -----------        ------------       -----------
  Total liabilities ....................................         939,959           27,192             264,737            36,641
                                                          --------------      -----------        ------------       -----------
Net Assets .............................................  $1,461,702,772      $15,318,086        $541,158,111       $57,597,342
                                                          ==============      ===========        ============       ===========
Net Assets:
Accumulation Units .....................................  $1,457,292,868      $15,292,165        $539,972,484       $57,494,643
Accumulation nonunitized ...............................       3,309,043               --             930,711                --
Retained by AXA Equitable in Separate Account FP .......       1,110,861           25,921             254,916           102,699
                                                          --------------      -----------        ------------       -----------
Total net assets .......................................  $1,461,702,772      $15,318,086        $541,158,111       $57,597,342
                                                          ==============      ===========        ============       ===========
Investments in shares of The Trusts, at cost ...........  $1,284,997,838      $14,490,037        $525,277,821       $57,785,188
The Trusts shares held
 Class A ...............................................      89,282,846        1,071,830          20,857,613           741,846
 Class B ...............................................       5,031,404          178,507             613,349         4,786,590

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                            AXA Premier VIP
                                                          AXA Premier VIP    AXA Premier     International
                                                            Health Care       High Yield        Equity
                                                         ----------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $21,621,468     $206,494,222      $26,621,645
Receivable for The Trusts shares sold ..................         17,402               --               --
Receivable for policy-related transactions .............             --        1,529,734          293,567
                                                            -----------     ------------      -----------
  Total assets .........................................     21,638,870      208,023,956       26,915,212
                                                            -----------     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ................             --        1,639,114          293,549
Payable for policy-related transactions ................         19,263               --               --
                                                            -----------     ------------      -----------
  Total liabilities ....................................         19,263        1,639,114          293,549
                                                            -----------     ------------      -----------
Net Assets .............................................    $21,619,607     $206,384,842      $26,621,663
                                                            ===========     ============      ===========
Net Assets:
Accumulation Units .....................................    $21,528,000     $205,058,580      $26,582,675
Accumulation nonunitized ...............................             --          965,179               --
Retained by AXA Equitable in Separate Account FP .......         91,607          361,083           38,988
                                                            -----------     ------------      -----------
Total net assets .......................................    $21,619,607     $206,384,842      $26,621,663
                                                            ===========     ============      ===========
Investments in shares of The Trusts, at cost ...........    $20,563,658     $213,414,130      $24,049,537
The Trusts shares held
 Class A ...............................................        252,585       32,597,096          343,843
 Class B ...............................................      1,766,286        3,362,764        1,852,257


                                                          AXA Premier VIP                                        AXA Premier VIP
                                                             Large Cap       AXA Premier VIP   AXA Premier VIP      Small/Mid
                                                            Core Equity     Large Cap Growth   Large Cap Value      Cap Growth
                                                         ----------------- ------------------ ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $4,168,138        $11,593,826       $10,713,091       $21,800,196
Receivable for The Trusts shares sold ..................             --                 --            70,748            39,291
Receivable for policy-related transactions .............             --            124,164                --                --
                                                             ----------        -----------       -----------       -----------
  Total assets .........................................      4,168,138         11,717,990        10,783,839        21,839,487
                                                             ----------        -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................            857            124,445                --                --
Payable for policy-related transactions ................            821                 --            83,470            39,454
                                                             ----------        -----------       -----------       -----------
  Total liabilities ....................................          1,678            124,445            83,470            39,454
                                                             ----------        -----------       -----------       -----------
Net Assets .............................................     $4,166,460        $11,593,545       $10,700,369       $21,800,033
                                                             ==========        ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................     $4,151,741        $11,540,921       $10,662,493       $21,754,295
Accumulation nonunitized ...............................             --                 --                --                --
Retained by AXA Equitable in Separate Account FP .......         14,719             52,624            37,876            45,738
                                                             ----------        -----------       -----------       -----------
Total net assets .......................................     $4,166,460        $11,593,545       $10,700,369       $21,800,033
                                                             ==========        ===========       ===========       ===========
Investments in shares of The Trusts, at cost ...........     $3,940,017        $10,836,733       $10,298,774       $19,824,294
The Trusts shares held
 Class A ...............................................        183,814            347,898           217,336           540,848
 Class B ...............................................        217,937            859,152           757,582         1,753,983

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                         AXA Premier VIP     AXA Premier VIP
                                                       Small/Mid Cap Value      Technology     Davis Value
                                                      --------------------- ----------------- -------------
Assets:
Investments in shares of The Trusts, at fair value ..      $42,878,799         $66,472,432       $394,986
Receivable for The Trusts shares sold ...............               --                  --             --
Receivable for policy-related transactions ..........           27,988             133,126            270
                                                           -----------         -----------       --------
  Total assets ......................................       42,906,787          66,605,558        395,256
                                                           -----------         -----------       --------
Liabilities:
Payable for The Trusts shares purchased .............           30,078               8,734            270
Payable for policy-related transactions .............               --                  --             --
                                                           -----------         -----------       --------
  Total liabilities .................................           30,078               8,734            270
                                                           -----------         -----------       --------
Net Assets ..........................................      $42,876,709         $66,596,824       $394,986
                                                           ===========         ===========       ========
Net Assets:
Accumulation Units ..................................      $42,744,798         $66,205,472       $391,793
Accumulation nonunitized ............................               --                  --             --
Retained by AXA Equitable in Separate Account FP ....          131,911             391,353          3,193
                                                           -----------         -----------       --------
Total net assets ....................................      $42,876,709         $66,596,825       $394,986
                                                           ===========         ===========       ========
Investments in shares of The Trusts, at cost ........      $38,376,428         $59,903,307       $332,892
The Trusts shares held
 Class A ............................................          337,565             366,629         33,530
 Class B ............................................        3,424,700           6,859,391             --


                                                                                              EQ/Alliance
                                                                                              Intermediate
                                                         EQ/Alliance        EQ/Alliance        Government     EQ/Alliance
                                                         Common Stock    Growth and Income     Securities    International
                                                      ----------------- ------------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value ..  $2,491,597,741       $490,322,590     $166,489,460    $574,263,735
Receivable for The Trusts shares sold ...............         460,954                 --               --              --
Receivable for policy-related transactions ..........              --                 --               --              --
                                                       --------------       ------------     ------------    ------------
  Total assets ......................................   2,492,058,695        490,322,590      166,489,460     574,263,735
                                                       --------------       ------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased .............              --             17,149          142,445          50,295
Payable for policy-related transactions .............       1,703,987            322,258          949,614         390,091
                                                       --------------       ------------     ------------    ------------
  Total liabilities .................................       1,703,987            339,407        1,092,059         440,386
                                                       --------------       ------------     ------------    ------------
Net Assets ..........................................  $2,490,354,708       $489,983,183     $165,397,401    $573,823,349
                                                       ==============       ============     ============    ============
Net Assets:
Accumulation Units ..................................  $2,483,287,152       $489,265,503     $164,687,803    $572,441,754
Accumulation nonunitized ............................       6,285,174            251,529          283,363         558,985
Retained by AXA Equitable in Separate Account FP ....         782,382            466,151          426,235         822,610
                                                       --------------       ------------     ------------    ------------
Total net assets ....................................  $2,490,354,708       $489,983,183     $165,397,401    $573,823,349
                                                       ==============       ============     ============    ============
Investments in shares of The Trusts, at cost ........  $2,799,920,093       $439,672,239     $170,053,378    $399,835,683
The Trusts shares held
 Class A ............................................     130,949,235         20,491,483       13,589,150      46,345,873
 Class B ............................................      11,604,036          6,159,780        3,076,969       5,129,714

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                           EQ/Alliance
                                                            EQ/Alliance     EQ/Alliance     Small Cap
                                                          Premier Growth   Quality Bond       Growth
                                                         ---------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....    $97,732,910    $141,438,573   $203,959,956
Receivable for The Trusts shares sold ..................             --         192,488             --
Receivable for policy-related transactions .............          5,729              --        405,877
                                                            -----------    ------------   ------------
  Total assets .........................................     97,738,639     141,631,061    204,365,833
                                                            -----------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ................          7,806              --        419,647
Payable for policy-related transactions ................             --         200,659             --
                                                            -----------    ------------   ------------
  Total liabilities ....................................          7,806         200,659        419,647
                                                            -----------    ------------   ------------
Net Assets .............................................    $97,730,833    $141,430,402   $203,946,186
                                                            ===========    ============   ============
Net Assets:
Accumulation Units .....................................    $97,553,005    $141,106,850   $203,783,724
Accumulation nonunitized ...............................             --         171,442             --
Retained by AXA Equitable in Separate Account FP .......        177,828         152,110        162,462
                                                            -----------    ------------   ------------
Total net assets .......................................    $97,730,833    $141,430,402   $203,946,186
                                                            ===========    ============   ============
Investments in shares of The Trusts, at cost ...........    $98,059,545    $140,689,672   $164,193,448
The Trusts shares held
 Class A ...............................................        303,407      10,751,229     10,490,325
 Class B ...............................................     14,233,508       3,127,593      3,580,414



                                                          EQ/Bernstein    EQ/Calvert                      EQ/Capital
                                                           Diversified     Socially       EQ/Capital       Guardian
                                                              Value      Responsible   Guardian Growth   International
                                                         -------------- ------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $203,859,919     $78,287        $1,960,561      $3,697,646
Receivable for The Trusts shares sold ..................            --          --                --              --
Receivable for policy-related transactions .............       151,333          --                --              --
                                                          ------------     -------        ----------      ----------
  Total assets .........................................   204,011,252      78,287         1,960,561       3,697,646
                                                          ------------     -------        ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ................       155,428          --                --              --
Payable for policy-related transactions ................            --          --                --              --
                                                          ------------     -------        ----------      ----------
  Total liabilities ....................................       155,428          --                --              --
                                                          ------------     -------        ----------      ----------
Net Assets .............................................  $203,855,824     $78,287        $1,960,561      $3,697,646
                                                          ============     =======        ==========      ==========
Net Assets:
Accumulation Units .....................................  $203,618,530     $10,524        $1,859,572      $3,527,135
Accumulation nonunitized ...............................            --          --                --              --
Retained by AXA Equitable in Separate Account FP .......       237,294      67,763           100,989         170,511
                                                          ------------     -------        ----------      ----------
Total net assets .......................................  $203,855,824     $78,287        $1,960,561      $3,697,646
                                                          ============     =======        ==========      ==========
Investments in shares of The Trusts, at cost ...........  $170,239,193     $59,904        $1,820,419      $2,988,621
The Trusts shares held
 Class A ...............................................       826,601       8,642            10,099          38,456
 Class B ...............................................    13,532,662       1,355           147,310         303,713

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                           EQ/Capital     EQ/Capital    EQ/Emerging
                                                            Guardian       Guardian       Markets
                                                            Research     U.S. Equity       Equity
                                                         -------------- ------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $82,812,236    $62,546,048   $105,481,358
Receivable for The Trusts shares sold ..................       57,154             --             --
Receivable for policy--related transactions ............           --        153,214        236,524
                                                          -----------    -----------   ------------
  Total assets .........................................   82,869,390     62,699,262    105,717,882
                                                          -----------    -----------   ------------
Liabilities:
Payable for The Trusts shares purchased ................           --        157,004        249,257
Payable for policy--related transactions ...............       60,441             --             --
                                                          -----------    -----------   ------------
  Total liabilities ....................................       60,441        157,004        249,257
                                                          -----------    -----------   ------------
Net Assets .............................................  $82,808,949    $62,542,258   $105,468,625
                                                          ===========    ===========   ============
Net Assets:
Accumulation Units .....................................  $82,454,407    $62,210,652   $105,198,321
Accumulation nonunitized ...............................           --             --             --
Retained by AXA Equitable in Separate Account FP .......      354,542        331,606        270,304
                                                          -----------    -----------   ------------
Total net assets .......................................  $82,808,949    $62,542,258   $105,468,625
                                                          ===========    ===========   ============
Investments in shares of The Trusts, at cost ...........  $65,340,856    $51,389,220   $ 74,840,237
The Trusts shares held
 Class A ...............................................       35,099        360,928        456,280
 Class B ...............................................    6,945,145      5,075,714     10,024,171


                                                                          EQ/Enterprise                   EQ/Enterprise
                                                          EQ/Enterprise       Equity      EQ/Enterprise       Growth
                                                              Equity          Income          Growth        and Income
                                                         --------------- --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....      $8,823         $50,337          $2,992          $5,805
Receivable for The Trusts shares sold ..................          --              --              --              --
Receivable for policy--related transactions ............         342           1,410              --              --
                                                              ------         -------          ------          ------
  Total assets .........................................       9,165          51,747           2,992           5,805
                                                              ------         -------          ------          ------
Liabilities:
Payable for The Trusts shares purchased ................         342           1,410              --              --
Payable for policy--related transactions ...............          --              --              --              --
                                                              ------         -------          ------          ------
  Total liabilities ....................................         342           1,410              --              --
                                                              ------         -------          ------          ------
Net Assets .............................................      $8,823         $50,337          $2,992          $5,805
                                                              ======         =======          ======          ======
Net Assets:
Accumulation Units .....................................      $8,823         $50,337          $2,992          $5,805
Accumulation nonunitized ...............................          --              --              --              --
Retained by AXA Equitable in Separate Account FP .......          --              --              --              --
                                                              ------         -------          ------          ------
Total net assets .......................................      $8,823         $41,666          $2,992          $5,805
                                                              ======         =======          ======          ======
Investments in shares of The Trusts, at cost ...........      $8,728         $50,078          $2,929          $5,742
The Trusts shares held
 Class A ...............................................          --              --              --              --
 Class B ...............................................         415           8,288             622           1,044

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          EQ/Enterprise   EQ/Enterprise
                                                          Small Company   Small Company     EQ/Equity
                                                              Growth          Value         500 Index
                                                         --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....      $3,783         $137,758     $723,153,741
Receivable for The Trusts shares sold ..................          --               --          130,926
Receivable for policy-related transactions .............          --            3,059               --
                                                              ------         --------     ------------
  Total assets .........................................       3,783          140,817      723,284,667
                                                              ------         --------     ------------
Liabilities:
Payable for The Trusts shares purchased ................          --            3,059               --
Payable for policy-related transactions ................          --               --          307,034
                                                              ------         --------     ------------
  Total liabilities ....................................          --            3,059          307,034
                                                              ------         --------     ------------
Net Assets .............................................      $3,783         $137,758     $722,977,633
                                                              ======         ========     ============
Net Assets:
Accumulation Units .....................................      $3,783         $137,758     $722,213,856
Accumulation nonunitized ...............................          --               --          551,011
Retained by AXA Equitable in Separate Account FP .......          --               --          212,766
                                                              ------         --------     ------------
Total net assets .......................................      $3,783         $137,758     $722,977,633
                                                              ======         ========     ============
Investments in shares of The Trusts, at cost ...........      $3,685         $135,402     $672,222,850
The Trusts shares held
 Class A ...............................................          --               --       26,577,751
 Class B ...............................................         457            4,964        4,559,583


                                                                                            EQ/FI
                                                          EQ/Evergreen       EQ/FI        Small/Mid     EQ/J.P. Morgan
                                                              Omega         Mid Cap       Cap Value       Core Bond
                                                         -------------- -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $10,085,475    $96,174,784    $218,433,388     $16,906,815
Receivable for The Trusts shares sold ..................           --             --              --              --
Receivable for policy-related transactions .............       15,588         39,988              --          19,786
                                                          -----------    -----------    ------------     -----------
  Total assets .........................................   10,101,063     96,214,772     218,433,388      16,926,601
                                                          -----------    -----------    ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ................       15,588         41,542          33,389          20,114
Payable for policy-related transactions ................           --             --          14,724              --
                                                          -----------    -----------    ------------     -----------
  Total liabilities ....................................       15,588         41,542          48,113          20,114
                                                          -----------    -----------    ------------     -----------
Net Assets .............................................  $10,085,475    $96,173,230    $218,385,275     $16,906,487
                                                          ===========    ===========    ============     ===========
Net Assets:
Accumulation Units .....................................  $ 9,938,220    $95,758,447    $218,187,865     $16,727,864
Accumulation nonunitized ...............................           --             --              --              --
Retained by AXA Equitable in Separate Account FP .......      147,255        414,783         197,410         178,623
                                                          -----------    -----------    ------------     -----------
Total net assets .......................................  $10,085,475    $96,173,230    $218,385,275     $16,906,487
                                                          ===========    ===========    ============     ===========
Investments in shares of The Trusts, at cost ...........  $ 9,027,463    $79,303,999    $183,429,936     $17,086,206
The Trusts shares held
 Class A ...............................................        9,961        712,256         581,875         512,980
 Class B ...............................................    1,116,454      7,964,593      15,021,902       1,003,911

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            EQ/Janus      EQ/JP Morgan     EQ/Lazard
                                                            Large Cap        Value         Small Cap
                                                             Growth      Opportunities       Value
                                                         -------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $24,336,854     $34,417,571    $17,097,657
Receivable for The Trusts shares sold ..................      469,010              --         66,533
Receivable for policy-related transactions .............           --          90,487             --
                                                          -----------     -----------    -----------
  Total assets .........................................   24,805,864      34,508,058     17,164,190
                                                          -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ................           --          89,852             --
Payable for policy-related transactions ................      469,968              --         66,533
                                                          -----------     -----------    -----------
  Total liabilities ....................................      469,968          89,852         66,533
                                                          -----------     -----------    -----------
Net Assets .............................................  $24,335,896     $34,418,206    $17,097,657
                                                          ===========     ===========    ===========
Net Assets:
Accumulation Units .....................................  $24,032,377     $34,065,470    $16,945,546
Accumulation nonunitized ...............................           --              --             --
Retained by AXA Equitable in Separate Account FP .......      303,519         352,736        152,111
                                                          -----------     -----------    -----------
Total net assets .......................................  $24,335,896     $34,418,206    $17,097,657
                                                          ===========     ===========    ===========
Investments in shares of The Trusts, at cost ...........  $21,058,184     $30,674,745    $16,077,559
The Trusts shares held
 Class A ...............................................       32,178          10,414        360,191
 Class B ...............................................    3,790,831       2,782,280        859,129



                                                                           EQ/Mercury      EQ/Mercury
                                                           EQ/Marsico     Basic Value    International   EQ/MFS Emerging
                                                              Focus          Equity          Value       Growth Companies
                                                         -------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $89,102,389    $191,212,265    $115,144,261      $171,676,612
Receivable for The Trusts shares sold ..................           --         185,189              --            36,234
Receivable for policy-related transactions .............       22,853              --         251,865                --
                                                          -----------    ------------    ------------      ------------
  Total assets .........................................   89,125,242     191,397,454     115,396,126       171,712,846
                                                          -----------    ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ................       23,167              --         273,901                --
Payable for policy-related transactions ................           --         256,891              --            46,412
                                                          -----------    ------------    ------------      ------------
  Total liabilities ....................................       23,167         256,891         273,901            46,412
                                                          -----------    ------------    ------------      ------------
Net Assets .............................................  $89,102,075    $191,140,563    $115,122,225      $171,666,434
                                                          ===========    ============    ============      ============
Net Assets:
Accumulation Units .....................................  $88,906,080    $190,901,229    $114,793,570      $171,458,243
Accumulation nonunitized ...............................           --              --              --                --
Retained by AXA Equitable in Separate Account FP .......      195,995         239,334         328,655           208,191
                                                          -----------    ------------    ------------      ------------
Total net assets .......................................  $89,102,075    $191,140,563    $115,122,225      $171,666,434
                                                          ===========    ============    ============      ============
Investments in shares of The Trusts, at cost ...........  $73,039,832    $166,524,733    $ 90,624,101      $177,524,914
The Trusts shares held
 Class A ...............................................      653,909         414,065         429,798           149,175
 Class B ...............................................    5,450,515      11,919,771       8,409,888        12,947,820

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                               EQ/MFS          EQ/Money        EQ/Small
                                                          Investors Trust       Market      Company Index
                                                         ----------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....    $11,180,104     $320,976,749     $26,032,914
Receivable for The Trusts shares sold ..................         64,928          741,220              --
Receivable for policy-related transactions .............             --               --          45,627
                                                            -----------     ------------     -----------
  Total assets .........................................     11,245,032      321,717,969      26,078,541
                                                            -----------     ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ................             --               --          45,615
Payable for policy-related transactions ................         64,928        1,604,004              --
                                                            -----------     ------------     -----------
  Total liabilities ....................................         64,928        1,604,004          45,615
                                                            -----------     ------------     -----------
Net Assets .............................................    $11,180,104     $320,113,965     $26,032,926
                                                            ===========     ============     ===========
Net Assets:
Accumulation Units .....................................    $10,883,542     $318,678,337     $25,806,540
Accumulation nonunitized ...............................             --        1,243,525              --
Retained by AXA Equitable in Separate Account FP .......        296,562          192,103         226,386
                                                            -----------     ------------     -----------
Total net assets .......................................    $11,180,104     $320,113,965     $26,032,926
                                                            ===========     ============     ===========
Investments in shares of The Trusts, at cost ...........    $ 9,672,449     $322,849,946     $23,769,109
The Trusts shares held
 Class A ...............................................         12,217       24,312,293       1,547,239
 Class B ...............................................      1,168,328        6,714,103         646,570



                                                           Fidelity VIP
                                                          Asset Manager:   Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                              Growth        Contrafund    Equity-Income   Growth & Income
                                                         ---------------- -------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $1,375,870      $8,579,303      $4,941,577      $2,063,712
Receivable for The Trusts shares sold ..................            --              --              --              --
Receivable for policy-related transactions .............            --         165,874              --               1
                                                            ----------      ----------      ----------      ----------
  Total assets .........................................     1,375,870       8,745,177       4,941,577       2,063,713
                                                            ----------      ----------      ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ................            --         165,874              --               1
Payable for policy-related transactions ................            --              --              --
                                                            ----------      ----------      ----------
  Total liabilities ....................................            --         165,874              --               1
                                                            ----------      ----------      ----------      ----------
Net Assets .............................................    $1,375,870      $8,579,303      $4,941,577      $2,063,712
                                                            ==========      ==========      ==========      ==========
Net Assets:
Accumulation Units .....................................    $1,375,870      $8,579,303      $4,941,577      $2,063,712
Accumulation nonunitized ...............................            --              --              --              --
Retained by AXA Equitable in Separate Account FP .......            --              --              --              --
                                                            ----------      ----------      ----------      ----------
Total net assets .......................................    $1,375,870      $8,579,303      $4,941,577      $2,063,712
                                                            ==========      ==========      ==========      ==========
Investments in shares of The Trusts, at cost ...........    $1,320,333      $7,699,487      $4,438,862      $1,885,994
The Trusts shares held
 Class A ...............................................            --              --              --              --
 Class B ...............................................       109,109         325,590         196,954         150,526

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                         Fidelity VIP
                                                          Fidelity VIP    Investment    Fidelity VIP
                                                           High Income    Grade Bond       Mid Cap
                                                         -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $2,949,540     $6,407,630    $11,035,331
Receivable for The Trusts shares sold ..................           --        343,283             --
Receivable for policy--related transactions ............       48,119             --        228,655
                                                           ----------     ----------    -----------
  Total assets .........................................    2,997,659      6,750,913     11,263,986
Liabilities:
Payable for The Trusts shares purchased ................       48,119             --        228,655
Payable for policy--related transactions ...............           --        343,283             --
                                                           ----------     ----------    -----------
  Total liabilities ....................................       48,119        343,283        228,655
                                                           ----------     ----------    -----------
Net Assets .............................................   $2,949,540     $6,407,630    $11,035,331
                                                           ==========     ==========    ===========
Net Assets:
Accumulation Units .....................................   $2,949,540     $6,407,630    $11,035,331
Accumulation nonunitized ...............................           --             --             --
Retained by AXA Equitable in Separate Account FP .......           --             --             --
                                                           ----------     ----------    -----------
Total net assets .......................................   $2,949,540     $6,407,630    $11,035,331
                                                           ==========     ==========    ===========
Investments in shares of The Trusts, at cost ...........   $2,837,101     $6,354,118    $ 9,892,119
The Trusts shares held
 Class A ...............................................           --             --             --
 Class B ...............................................      426,851        489,880        369,322



                                                                                            Laudus Rosenberg
                                                                                               VIT Value
                                                          Fidelity VIP     Fidelity VIP        Long/Short     MFS Mid Cap
                                                              Value      Value Strategies        Equity         Growth
                                                         -------------- ------------------ ----------------- ------------
Assets:
Investments in shares of The Trusts, at fair value .....   $1,468,042       $2,847,258        $11,613,365      $167,950
Receivable for The Trusts shares sold ..................           --               --                 --            --
Receivable for policy--related transactions ............          156            6,047              7,585            --
                                                           ----------       ----------        -----------      --------
  Total assets .........................................    1,468,198        2,853,305         11,620,950       167,950
Liabilities:
Payable for The Trusts shares purchased ................          156            6,047              7,585            --
Payable for policy--related transactions ...............           --               --                 --            --
                                                           ----------       ----------        -----------      --------
  Total liabilities ....................................          156            6,047              7,585            --
                                                           ----------       ----------        -----------      --------
Net Assets .............................................   $1,468,042       $2,847,258        $11,613,365      $167,950
                                                           ==========       ==========        ===========      ========
Net Assets:
Accumulation Units .....................................   $1,468,042       $2,847,258        $ 4,596,503      $166,522
Accumulation nonunitized ...............................           --               --                 --            --
Retained by AXA Equitable in Separate Account FP .......           --               --          7,016,862         1,428
                                                           ----------       ----------        -----------      --------
Total net assets .......................................   $1,468,042       $2,847,258        $11,613,365      $167,950
                                                           ==========       ==========        ===========      ========
Investments in shares of The Trusts, at cost ...........   $1,360,852       $2,617,633        $11,555,703      $138,493
The Trusts shares held
 Class A ...............................................           --               --                 --        23,722
 Class B ...............................................      123,677          201,362          1,162,499            --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          PEA Renaissance
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $25,764,625
Receivable for The Trusts shares sold ..................        918,385
Receivable for policy--related transactions ............         81,827
                                                            -----------
  Total assets .........................................     26,764,837
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased ................             --
Payable for policy--related transactions ...............             --
                                                            -----------
  Total liabilities ....................................             --
                                                            -----------
Net Assets .............................................    $26,764,837
                                                            ===========
Net Assets:
Accumulation Units .....................................    $26,704,826
Accumulation nonunitized ...............................             --
Retained by AXA Equitable in Separate Account FP .......         60,011
                                                            -----------
Total net assets .......................................    $26,764,837
                                                            ===========
Investments in shares of The Trusts, at cost ...........    $23,107,694
The Trusts shares held
 Class A ...............................................      1,689,484
 Class B ...............................................             --



                                                                               U.S. Real Estate --  Vanguard VIF
                                                          PIMCO Total Return         Class I        Equity Index
                                                         -------------------- -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....       $202,388            $50,810,533       $2,127,219
Receivable for The Trusts shares sold ..................             --                     --               --
Receivable for policy--related transactions ............             --                183,056               --
                                                               --------            -----------       ----------
  Total assets .........................................        202,388             50,993,589        2,127,219
                                                               --------            -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ................            203                191,888              270
Payable for policy--related transactions ...............              8                     --            2,310
                                                               --------            -----------       ----------
  Total liabilities ....................................            211                191,888            2,580
                                                               --------            -----------       ----------
Net Assets .............................................       $202,177            $50,801,701       $2,124,639
                                                               ========            ===========       ==========
Net Assets:
Accumulation Units .....................................       $197,244            $50,741,923       $2,113,366
Accumulation nonunitized ...............................             --                     --               --
Retained by AXA Equitable in Separate Account FP .......          4,933                 59,778           11,273
                                                               --------            -----------       ----------
Total net assets .......................................       $202,177            $50,801,701       $2,124,639
                                                               ========            ===========       ==========
Investments in shares of The Trusts, at cost ...........       $200,335            $42,975,821       $1,962,585
The Trusts shares held
 Class A ...............................................         18,962                     --           75,193
 Class B ...............................................             --              2,480,983               --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

              (Continued)




                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class A 0.00%          $ 122.81                      14
AXA Aggressive Allocation ..................     Class A 0.60%          $ 121.89                      32
AXA Aggressive Allocation ..................     Class A 0.80%          $ 121.59                      --
AXA Aggressive Allocation ..................     Class A 0.90%          $ 121.44                      --
AXA Aggressive Allocation ..................     Class B 0.00%          $ 122.43                      --
AXA Aggressive Allocation ..................     Class B 0.00%          $ 121.43                      --
AXA Aggressive Allocation ..................     Class B 0.60%          $ 121.52                      15
AXA Aggressive Allocation ..................     Class B 0.90%          $ 121.06                      --

AXA Conservative Allocation ................     Class A 0.00%          $ 109.01                       4
AXA Conservative Allocation ................     Class A 0.60%          $ 108.19                      13
AXA Conservative Allocation ................     Class A 0.80%          $ 107.92                      --
AXA Conservative Allocation ................     Class A 0.90%          $ 107.79                       2
AXA Conservative Allocation ................     Class B 0.00%          $ 108.67                      --
AXA Conservative Allocation ................     Class B 0.60%          $ 107.86                       2
AXA Conservative Allocation ................     Class B 0.90%          $ 107.45                      --

AXA Conservative-Plus Allocation ...........     Class A 0.00%          $ 112.95                       5
AXA Conservative-Plus Allocation ...........     Class A 0.60%          $ 112.10                       6
AXA Conservative-Plus Allocation ...........     Class A 0.80%          $ 111.82                      --
AXA Conservative-Plus Allocation ...........     Class A 0.90%          $ 111.68                      --
AXA Conservative-Plus Allocation ...........     Class B 0.00%          $ 112.59                      --
AXA Conservative-Plus Allocation ...........     Class B 0.60%          $ 111.75                       3
AXA Conservative-Plus Allocation ...........     Class B 0.90%          $ 111.33                      --

AXA Moderate Allocation ....................     Class A 0.00%          $ 237.11                     415
AXA Moderate Allocation ....................     Class A 0.60%          $ 545.87                   2,156
AXA Moderate Allocation ....................     Class A 0.80%          $ 179.84                      24
AXA Moderate Allocation ....................     Class A 0.90%          $ 229.71                     438
AXA Moderate Allocation ....................     Class B 0.00%          $ 237.11                      --
AXA Moderate Allocation ....................     Class B 0.00%          $ 118.80                      --
AXA Moderate Allocation ....................     Class B 0.60%          $ 117.29                     660
AXA Moderate Allocation ....................     Class B 0.90%          $ 125.97                      --

AXA Moderate-Plus Allocation ...............     Class A 0.00%          $ 121.36                      45
AXA Moderate-Plus Allocation ...............     Class A 0.60%          $ 120.45                      58
AXA Moderate-Plus Allocation ...............     Class A 0.80%          $ 120.15                      --
AXA Moderate-Plus Allocation ...............     Class A 0.90%          $ 120.00                       5
AXA Moderate-Plus Allocation ...............     Class B 0.00%          $ 120.99                      --
AXA Moderate-Plus Allocation ...............     Class B 0.60%          $ 120.08                      18
AXA Moderate-Plus Allocation ...............     Class B 0.90%          $ 119.63                      --

AXA Premier VIP Aggressive Equity ..........     Class A 0.00%          $ 154.55                     304
AXA Premier VIP Aggressive Equity ..........     Class A 0.60%          $ 634.87                     707
AXA Premier VIP Aggressive Equity ..........     Class A 0.80%          $  94.71                      33
AXA Premier VIP Aggressive Equity ..........     Class A 0.90%          $ 171.23                     152
AXA Premier VIP Aggressive Equity ..........     Class B 0.00%          $  80.86                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.60%          $  77.79                     195
AXA Premier VIP Aggressive Equity ..........     Class B 0.90%          $  76.29                      --

AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 111.21                      64
AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 105.09                       1
AXA Premier VIP Core Bond ..................     Class A 0.60%          $ 115.19                       5
AXA Premier VIP Core Bond ..................     Class B 0.00%          $ 116.59                      55
AXA Premier VIP Core Bond ..................     Class B 0.60%          $ 114.51                     356
AXA Premier VIP Core Bond ..................     Class B 0.80%          $ 113.82                       1
AXA Premier VIP Core Bond ..................     Class B 0.90%          $ 113.47                      21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 145.63                     17
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 117.14                     --
AXA Premier VIP Health Care ...................     Class A 0.60%          $ 114.04                      2
AXA Premier VIP Health Care ...................     Class B 0.00%          $ 115.02                     41
AXA Premier VIP Health Care ...................     Class B 0.60%          $ 112.96                    118
AXA Premier VIP Health Care ...................     Class B 0.80%          $ 112.28                     --
AXA Premier VIP Health Care ...................     Class B 0.90%          $ 111.95                      7

AXA Premier VIP High Yield ....................     Class A 0.00%          $ 192.26                    216
AXA Premier VIP High Yield ....................     Class A 0.60%          $ 344.69                    392
AXA Premier VIP High Yield ....................     Class A 0.80%          $ 139.31                      7
AXA Premier VIP High Yield ....................     Class A 0.90%          $ 209.54                     54
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 192.26                     --
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 118.17                     --
AXA Premier VIP High Yield ....................     Class B 0.60%          $  98.64                    184
AXA Premier VIP High Yield ....................     Class B 0.90%          $  96.74                     --

AXA Premier VIP International Equity ..........     Class A 0.00%          $ 170.04                     24
AXA Premier VIP International Equity ..........     Class A 0.60%          $ 126.08                     --
AXA Premier VIP International Equity ..........     Class B 0.00%          $ 162.44                      2
AXA Premier VIP International Equity ..........     Class B 0.60%          $ 123.09                    169
AXA Premier VIP International Equity ..........     Class B 0.80%          $ 160.26                     --
AXA Premier VIP International Equity ..........     Class B 0.90%          $ 121.98                     10

AXA Premier VIP Large Cap Core Equity .........     Class A 0.00%          $ 149.32                     13
AXA Premier VIP Large Cap Core Equity .........     Class A 0.60%          $ 108.47                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.00%          $ 135.37                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.60%          $ 106.92                     19
AXA Premier VIP Large Cap Core Equity .........     Class B 0.80%          $ 133.56                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.90%          $ 105.95                      1

AXA Premier VIP Large Cap Growth ..............     Class A 0.00%          $ 144.24                     23
AXA Premier VIP Large Cap Growth ..............     Class A 0.60%          $  99.99                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.00%          $ 130.68                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.60%          $  94.13                     80
AXA Premier VIP Large Cap Growth ..............     Class B 0.80%          $ 128.92                     --
AXA Premier VIP Large Cap Growth ..............     Class B 0.90%          $  93.28                      5

AXA Premier VIP Large Cap Value ...............     Class A 0.00%          $ 158.60                     15
AXA Premier VIP Large Cap Value ...............     Class A 0.60%          $ 118.01                      1
AXA Premier VIP Large Cap Value ...............     Class B 0.00%          $ 146.01                      1
AXA Premier VIP Large Cap Value ...............     Class B 0.60%          $ 118.09                     65
AXA Premier VIP Large Cap Value ...............     Class B 0.80%          $ 144.05                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.90%          $ 117.02                      4

AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.00%          $ 169.69                     29
AXA Premier VIP Small/Mid Cap Growth ..........     Class A 0.60%          $ 101.88                      1
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.00%          $ 152.51                      3
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.60%          $  96.70                    160
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.80%          $ 150.46                     --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.90%          $  95.83                      8

AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.00%          $ 181.48                     21
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.00%          $ 119.47                     --
AXA Premier VIP Small/Mid Cap Value ...........     Class A 0.60%          $ 118.35                      1
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.00%          $ 120.99                     42
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.60%          $ 118.82                    265

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Small/Mid Cap Value ....................     Class B 0.80%          $ 118.11                      --
AXA Premier VIP Small/Mid Cap Value ....................     Class B 0.90%          $ 117.75                      20
AXA Premier VIP Technology .............................     Class A 0.00%          $ 186.28                      18
AXA Premier VIP Technology .............................     Class A 0.60%          $ 102.33                       1
AXA Premier VIP Technology .............................     Class B 0.00%          $ 154.13                      41
AXA Premier VIP Technology .............................     Class B 0.60%          $  93.31                     577
AXA Premier VIP Technology .............................     Class B 0.80%          $ 152.06                       1
AXA Premier VIP Technology .............................     Class B 0.90%          $  92.46                      26

Davis Value ............................................     Class A 0.60%          $ 127.96                       3

EQ/Alliance Common Stock ...............................     Class A 0.00%          $ 305.25                     708
EQ/Alliance Common Stock ...............................     Class A 0.60%          $ 827.96                   2,306
EQ/Alliance Common Stock ...............................     Class A 0.80%          $ 203.27                      71
EQ/Alliance Common Stock ...............................     Class A 0.90%          $ 349.40                     408
EQ/Alliance Common Stock ...............................     Class B 0.00%          $  97.01                       1
EQ/Alliance Common Stock ...............................     Class B 0.60%          $ 113.02                   1,784
EQ/Alliance Common Stock ...............................     Class B 0.90%          $ 110.84                      --

EQ/Alliance Growth and Income ..........................     Class A 0.00%          $ 339.60                     227
EQ/Alliance Growth and Income ..........................     Class A 0.60%          $ 313.97                     831
EQ/Alliance Growth and Income ..........................     Class A 0.80%          $ 246.53                      15
EQ/Alliance Growth and Income ..........................     Class A 0.90%          $ 303.47                     114
EQ/Alliance Growth and Income ..........................     Class B 0.00%          $ 128.71                      --
EQ/Alliance Growth and Income ..........................     Class B 0.60%          $ 127.43                     885
EQ/Alliance Growth and Income ..........................     Class B 0.90%          $ 144.35                      --

EQ/Alliance Intermediate Government Securities .........     Class A 0.00%          $ 183.09                     259
EQ/Alliance Intermediate Government Securities .........     Class A 0.60%          $ 210.94                     368
EQ/Alliance Intermediate Government Securities .........     Class A 0.80%          $ 152.57                       4
EQ/Alliance Intermediate Government Securities .........     Class A 0.90%          $ 174.64                      59
EQ/Alliance Intermediate Government Securities .........     Class B 0.00%          $ 133.80                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.60%          $ 129.31                     224
EQ/Alliance Intermediate Government Securities .........     Class B 0.90%          $ 129.91                      --

EQ/Alliance International ..............................     Class A 0.00%          $ 154.89                     382
EQ/Alliance International ..............................     Class A 0.60%          $ 146.07                   2,874
EQ/Alliance International ..............................     Class A 0.80%          $ 121.37                      18
EQ/Alliance International ..............................     Class A 0.90%          $ 141.83                     247
EQ/Alliance International ..............................     Class B 0.00%          $ 107.60                      --
EQ/Alliance International ..............................     Class B 0.60%          $ 110.38                     511
EQ/Alliance International ..............................     Class B 0.90%          $ 106.24                      --

EQ/Alliance Premier Growth .............................     Class A 0.00%          $ 134.65                      15
EQ/Alliance Premier Growth .............................     Class A 0.00%          $ 112.01                      --
EQ/Alliance Premier Growth .............................     Class A 0.60%          $  96.37                      --
EQ/Alliance Premier Growth .............................     Class B 0.00%          $  68.20                     110
EQ/Alliance Premier Growth .............................     Class B 0.60%          $  65.95                   1,273
EQ/Alliance Premier Growth .............................     Class B 0.80%          $  65.21                      10
EQ/Alliance Premier Growth .............................     Class B 0.90%          $  64.84                      52

EQ/Alliance Quality Bond ...............................     Class A 0.00%          $ 201.85                     184
EQ/Alliance Quality Bond ...............................     Class A 0.60%          $ 177.94                     368
EQ/Alliance Quality Bond ...............................     Class A 0.80%          $ 165.43                       3
EQ/Alliance Quality Bond ...............................     Class A 0.90%          $ 171.99                      39
EQ/Alliance Quality Bond ...............................     Class B 0.00%          $ 138.48                      --
EQ/Alliance Quality Bond ...............................     Class B 0.60%          $ 133.62                     235
EQ/Alliance Quality Bond ...............................     Class B 0.90%          $ 133.32                      --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance Small Cap Growth ..............     Class A 0.00%          $ 173.61                     208
EQ/Alliance Small Cap Growth ..............     Class A 0.60%          $ 165.78                     628
EQ/Alliance Small Cap Growth ..............     Class A 0.80%          $ 163.23                       7
EQ/Alliance Small Cap Growth ..............     Class A 0.90%          $ 161.98                      70
EQ/Alliance Small Cap Growth ..............     Class B 0.00%          $ 129.95                      --
EQ/Alliance Small Cap Growth ..............     Class B 0.00%          $ 145.00                      --
EQ/Alliance Small Cap Growth ..............     Class B 0.60%          $ 125.01                     408
EQ/Alliance Small Cap Growth ..............     Class B 0.90%          $ 122.60                      --

EQ/Bernstein Diversified Value ............     Class A 0.00%          $ 161.68                      68
EQ/Bernstein Diversified Value ............     Class A 0.00%          $ 119.79                      --
EQ/Bernstein Diversified Value ............     Class A 0.60%          $ 119.95                       6
EQ/Bernstein Diversified Value ............     Class B 0.00%          $ 122.91                     265
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 118.37                      13
EQ/Bernstein Diversified Value ............     Class B 0.60%          $ 137.83                   1,041
EQ/Bernstein Diversified Value ............     Class B 0.80%          $ 117.72                       6
EQ/Bernstein Diversified Value ............     Class B 0.90%          $ 135.18                     100

EQ/Calvert Socially Responsible ...........     Class A 0.00%          $ 137.01                      --
EQ/Calvert Socially Responsible ...........     Class B 0.00%          $  87.31                      --
EQ/Calvert Socially Responsible ...........     Class B 0.60%          $  84.52                      --
EQ/Calvert Socially Responsible ...........     Class B 0.90%          $  83.16                      --

EQ/Capital Guardian Growth ................     Class A 0.00%          $ 134.73                      --
EQ/Capital Guardian Growth ................     Class B 0.00%          $  73.72                      --
EQ/Capital Guardian Growth ................     Class B 0.60%          $  82.13                      17
EQ/Capital Guardian Growth ................     Class B 0.60%          $  72.10                       6
EQ/Capital Guardian Growth ................     Class B 0.90%          $  80.54                      --

EQ/Capital Guardian International .........     Class A 0.00%          $ 161.71                       1
EQ/Capital Guardian International .........     Class A 0.60%          $ 124.87                       2
EQ/Capital Guardian International .........     Class B 0.00%          $ 106.66                      --
EQ/Capital Guardian International .........     Class B 0.60%          $ 102.96                      31
EQ/Capital Guardian International .........     Class B 0.90%          $ 101.31                      --

EQ/Capital Guardian Research ..............     Class A 0.00%          $ 159.34                       1
EQ/Capital Guardian Research ..............     Class A 0.00%          $ 117.30                      --
EQ/Capital Guardian Research ..............     Class A 0.60%          $ 108.01                       2
EQ/Capital Guardian Research ..............     Class B 0.00%          $ 123.17                     125
EQ/Capital Guardian Research ..............     Class B 0.60%          $ 119.27                     514
EQ/Capital Guardian Research ..............     Class B 0.80%          $ 118.00                       5
EQ/Capital Guardian Research ..............     Class B 0.90%          $ 117.36                      41

EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 167.47                      22
EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 115.20                      --
EQ/Capital Guardian U.S. Equity ...........     Class A 0.60%          $ 112.42                       3
EQ/Capital Guardian U.S. Equity ...........     Class B 0.00%          $ 119.65                      66
EQ/Capital Guardian U.S. Equity ...........     Class B 0.60%          $ 115.87                     401
EQ/Capital Guardian U.S. Equity ...........     Class B 0.80%          $ 114.63                       1
EQ/Capital Guardian U.S. Equity ...........     Class B 0.90%          $ 114.01                      32

EQ/Emerging Markets Equity ................     Class A 0.00%          $ 215.81                      21
EQ/Emerging Markets Equity ................     Class A 0.00%          $ 134.04                      --
EQ/Emerging Markets Equity ................     Class B 0.00%          $ 117.64                     162
EQ/Emerging Markets Equity ................     Class B 0.60%          $ 112.53                     643
EQ/Emerging Markets Equity ................     Class B 0.60%          $ 152.58                      24
EQ/Emerging Markets Equity ................     Class B 0.80%          $ 110.88                       3
EQ/Emerging Markets Equity ................     Class B 0.90%          $ 110.06                      47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
EQ/Enterprise Equity .......................     Class B 0.00%          $ 111.55                      --
EQ/Enterprise Equity Income ................     Class B 0.00%          $ 107.29                      --

EQ/Enterprise Growth .......................     Class B 0.00%          $ 104.97                      --

EQ/Enterprise Growth and Income ............     Class B 0.00%          $ 109.56                      --

EQ/Enterprise Small Company Growth .........     Class B 0.00%          $ 114.93                      --
EQ/Enterprise Small Company Value ..........     Class B 0.00%          $ 113.57                       1

EQ/Equity 500 Index ........................     Class A 0.00%          $ 299.58                     477
EQ/Equity 500 Index ........................     Class A 0.60%          $ 283.62                   1,452
EQ/Equity 500 Index ........................     Class A 0.80%          $ 195.46                      21
EQ/Equity 500 Index ........................     Class A 0.90%          $ 274.48                     222
EQ/Equity 500 Index ........................     Class B 0.00%          $  92.28                      --
EQ/Equity 500 Index ........................     Class B 0.60%          $  92.19                   1,115
EQ/Equity 500 Index ........................     Class B 0.90%          $ 104.03                      --

EQ/Evergreen Omega .........................     Class A 0.00%          $ 151.49                      --
EQ/Evergreen Omega .........................     Class A 0.00%          $ 107.45                      --
EQ/Evergreen Omega .........................     Class B 0.00%          $  88.21                      21
EQ/Evergreen Omega .........................     Class B 0.60%          $  82.77                      91
EQ/Evergreen Omega .........................     Class B 0.80%          $  84.50                      --
EQ/Evergreen Omega .........................     Class B 0.90%          $  81.39                      --
EQ/Evergreen Omega .........................     Class B 0.90%          $  84.05                       5

EQ/FI Mid Cap ..............................     Class A 0.00%          $ 181.73                      42
EQ/FI Mid Cap ..............................     Class A 0.00%          $ 122.81                      --
EQ/FI Mid Cap ..............................     Class A 0.60%          $ 133.95                       2
EQ/FI Mid Cap ..............................     Class B 0.00%          $ 118.14                     110
EQ/FI Mid Cap ..............................     Class B 0.60%          $ 115.10                     620
EQ/FI Mid Cap ..............................     Class B 0.80%          $ 114.10                       2
EQ/FI Mid Cap ..............................     Class B 0.90%          $ 113.60                      29

EQ/FI Small/Mid Cap Value ..................     Class A 0.00%          $ 169.09                      45
EQ/FI Small/Mid Cap Value ..................     Class A 0.00%          $ 121.76                      --
EQ/FI Small/Mid Cap Value ..................     Class A 0.60%          $ 125.77                       5
EQ/FI Small/Mid Cap Value ..................     Class B 0.00%          $ 159.85                     177
EQ/FI Small/Mid Cap Value ..................     Class B 0.60%          $ 148.28                      61
EQ/FI Small/Mid Cap Value ..................     Class B 0.60%          $ 152.64                   1,047
EQ/FI Small/Mid Cap Value ..................     Class B 0.80%          $ 150.30                       6
EQ/FI Small/Mid Cap Value ..................     Class B 0.90%          $ 117.59                      --
EQ/FI Small/Mid Cap Value ..................     Class B 0.90%          $ 149.15                      81

EQ/J.P. Morgan Core Bond ...................     Class A 0.00%          $ 110.55                      50
EQ/J.P. Morgan Core Bond ...................     Class A 0.60%          $ 116.38                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.00%          $ 116.85                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.60%          $ 138.31                      23
EQ/J.P. Morgan Core Bond ...................     Class B 0.60%          $ 140.71                      56
EQ/J.P. Morgan Core Bond ...................     Class B 0.80%          $ 114.00                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.90%          $ 138.00                      --
EQ/J.P. Morgan Core Bond ...................     Class B 0.90%          $ 113.65                       1

EQ/Janus Large Cap Growth ..................     Class A 0.00%          $ 147.47                      --
EQ/Janus Large Cap Growth ..................     Class A 0.00%          $ 116.43                      --
EQ/Janus Large Cap Growth ..................     Class A 0.60%          $  99.96                       1
EQ/Janus Large Cap Growth ..................     Class B 0.00%          $  63.89                      59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Janus Large Cap Growth ................     Class B 0.60%          $  62.25                    309
EQ/Janus Large Cap Growth ................     Class B 0.80%          $  61.71                      1
EQ/Janus Large Cap Growth ................     Class B 0.90%          $  61.44                     14

EQ/JP Morgan Value Opportunities .........     Class A 0.00%          $ 154.06                     --
EQ/JP Morgan Value Opportunities .........     Class A 0.00%          $ 118.27                     --
EQ/JP Morgan Value Opportunities .........     Class B 0.00%          $ 146.48                     46
EQ/JP Morgan Value Opportunities .........     Class B 0.60%          $  98.16                     27
EQ/JP Morgan Value Opportunities .........     Class B 0.60%          $ 139.87                    157
EQ/JP Morgan Value Opportunities .........     Class B 0.80%          $ 137.73                      2
EQ/JP Morgan Value Opportunities .........     Class B 0.90%          $ 136.67                     17

EQ/Lazard Small Cap Value ................     Class A 0.00%          $ 177.17                     27
EQ/Lazard Small Cap Value ................     Class A 0.60%          $ 175.86                      1
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 190.60                     --
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 189.19                      2
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 178.52                      6
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 183.35                     55
EQ/Lazard Small Cap Value ................     Class B 0.80%          $ 181.21                     --
EQ/Lazard Small Cap Value ................     Class B 0.90%          $ 180.23                      3

EQ/Marsico Focus .........................     Class A 0.00%          $ 141.05                     66
EQ/Marsico Focus .........................     Class A 0.00%          $ 113.48                     --
EQ/Marsico Focus .........................     Class A 0.60%          $ 140.01                      1
EQ/Marsico Focus .........................     Class B 0.00%          $ 136.17                     85
EQ/Marsico Focus .........................     Class B 0.60%          $ 133.54                    473
EQ/Marsico Focus .........................     Class B 0.80%          $ 132.67                      2
EQ/Marsico Focus .........................     Class B 0.90%          $ 132.24                     34

EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 165.39                     38
EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 118.45                     --
EQ/Mercury Basic Value Equity ............     Class A 0.60%          $ 164.16                      1
EQ/Mercury Basic Value Equity ............     Class B 0.00%          $ 221.53                    162
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 211.55                    613
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 138.34                     53
EQ/Mercury Basic Value Equity ............     Class B 0.80%          $ 208.30                      5
EQ/Mercury Basic Value Equity ............     Class B 0.90%          $ 206.70                     51

EQ/Mercury International Value ...........     Class A 0.00%          $ 165.41                     32
EQ/Mercury International Value ...........     Class A 0.00%          $ 129.89                     --
EQ/Mercury International Value ...........     Class A 0.60%          $ 126.22                      2
EQ/Mercury International Value ...........     Class B 0.00%          $ 123.09                    172
EQ/Mercury International Value ...........     Class B 0.60%          $ 128.52                     12
EQ/Mercury International Value ...........     Class B 0.60%          $ 131.23                    588
EQ/Mercury International Value ...........     Class B 0.80%          $ 117.90                      3
EQ/Mercury International Value ...........     Class B 0.90%          $ 128.70                     71

EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 150.63                     13
EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 114.44                     --
EQ/MFS Emerging Growth Companies .........     Class A 0.60%          $ 100.02                     --
EQ/MFS Emerging Growth Companies .........     Class B 0.00%          $ 146.44                    136
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $  80.35                     78
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $ 139.84                    955
EQ/MFS Emerging Growth Companies .........     Class B 0.80%          $ 137.69                     10
EQ/MFS Emerging Growth Companies .........     Class B 0.90%          $ 136.63                     61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                         ------------------   -----------------   --------------------------
EQ/MFS Investors Trust ...............................     Class A 0.00%          $ 141.33                     --
EQ/MFS Investors Trust ...............................     Class A 0.00%          $ 117.21                     --
EQ/MFS Investors Trust ...............................     Class A 0.60%          $ 105.89                     --
EQ/MFS Investors Trust ...............................     Class B 0.00%          $  92.74                     16
EQ/MFS Investors Trust ...............................     Class B 0.60%          $  89.68                     92
EQ/MFS Investors Trust ...............................     Class B 0.80%          $  88.68                     --
EQ/MFS Investors Trust ...............................     Class B 0.90%          $  88.18                     13

EQ/Money Market ......................................     Class A 0.00%          $ 148.04                    558
EQ/Money Market ......................................     Class A 0.60%          $ 223.30                    690
EQ/Money Market ......................................     Class A 0.80%          $ 128.42                      4
EQ/Money Market ......................................     Class A 0.90%          $ 143.42                     86
EQ/Money Market ......................................     Class B 0.00%          $ 114.69                     --
EQ/Money Market ......................................     Class B 0.00%          $ 148.04                      3
EQ/Money Market ......................................     Class B 0.60%          $ 115.95                    592
EQ/Money Market ......................................     Class B 0.90%          $ 113.71                     --

EQ/Small Company Index ...............................     Class A 0.00%          $ 192.20                     23
EQ/Small Company Index ...............................     Class A 0.60%          $ 168.29                     82
EQ/Small Company Index ...............................     Class A 0.60%          $ 130.46                      9
EQ/Small Company Index ...............................     Class B 0.00%          $ 141.99                     --
EQ/Small Company Index ...............................     Class B 0.60%          $ 149.03                      2
EQ/Small Company Index ...............................     Class B 0.60%          $ 150.96                     34
EQ/Small Company Index ...............................     Class B 0.80%          $ 166.99                     --
EQ/Small Company Index ...............................     Class B 0.90%          $ 148.06                      6

Fidelity VIP Asset Manager: Growth ...................     Class B 0.00%          $ 125.62                     11

Fidelity VIP Contrafund ..............................     Class B 0.00%          $ 146.29                     59

Fidelity VIP Equity-Income ...........................     Class B 0.00%          $ 144.62                     34

Fidelity VIP Growth & Income .........................     Class B 0.00%          $ 123.99                     17

Fidelity VIP High Income .............................     Class B 0.00%          $ 125.04                     24

Fidelity VIP Investment Grade Bond ...................     Class B 0.00%          $ 106.72                     60

Fidelity VIP Mid Cap .................................     Class B 0.00%          $ 179.46                     61

Fidelity VIP Value ...................................     Class B 0.00%          $ 141.88                     10

Fidelity VIP Value Strategies ........................     Class B 0.00%          $ 175.60                     16

Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.00%          $  99.90                      6
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.60%          $  98.89                     39
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.80%          $  98.56                     --
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.90%          $  98.39                      1

MFS Mid Cap Growth ...................................     Class A 0.60%          $ 121.45                      1

PEA Renaissance ......................................     Class A 0.00%          $ 219.93                     50
PEA Renaissance ......................................     Class A 0.00%          $ 125.82                     --
PEA Renaissance ......................................     Class A 0.60%          $ 186.54                     76
PEA Renaissance ......................................     Class A 0.60%          $ 158.09                      2
PEA Renaissance ......................................     Class A 0.80%          $ 185.90                     --
PEA Renaissance ......................................     Class A 0.90%          $ 185.59                      7

PIMCO Total Return ...................................     Class A 0.60%          $ 114.84                      2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
U.S. Real Estate - Class I.........     Class A 0.00%          $ 140.27                     --
U.S. Real Estate - Class I.........     Class A 0.00%          $ 197.12                    148
U.S. Real Estate - Class I.........     Class A 0.60%          $ 175.16                    116
U.S. Real Estate - Class I.........     Class A 0.80%          $ 174.56                     --
U.S. Real Estate - Class I.........     Class A 0.90%          $ 174.27                      7

Vanguard VIF Equity Index .........     Class A 0.60%          $ 108.79                     19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                      Allocation        Allocation            Allocation
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $101,558          $ 59,029              $39,535
 Expenses:
  Mortality and expense risk charges .............       25,999             7,181                3,662
                                                       --------          --------              -------
Net Investment Income (Loss) .....................       75,559            51,848               35,873
                                                       --------          --------              -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       22,185            73,582                9,615
  Realized gain distribution from The Trusts .....        2,088               585                  547
                                                       --------          --------              -------
 Net realized gain (loss) ........................       24,273            74,167               10,162
                                                       --------          --------              -------
 Change in unrealized appreciation
  (depreciation) of investments ..................      477,426             7,704               37,565
                                                       --------          --------              -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      501,699            81,871               47,727
                                                       --------          --------              -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $577,258          $133,719              $83,600
                                                       ========          ========              =======



                                                                                         AXA Premier
                                                    AXA Moderate   AXA Moderate-Plus   VIP Aggressive    AXA Premier
                                                     Allocation        Allocation          Equity       VIP Core Bond
                                                   -------------- ------------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 39,597,759       $  288,019       $         --     $1,768,024
 Expenses:
  Mortality and expense risk charges .............     8,305,273           28,164          2,871,240        255,288
                                                    ------------       ----------       ------------     ----------
Net Investment Income (Loss) .....................    31,292,486          259,855         (2,871,240)     1,512,736
                                                    ------------       ----------       ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,413,462           62,393         (4,480,586)        19,532
  Realized gain distribution from The Trusts .....            --            3,244                 --        307,749
                                                    ------------       ----------       ------------     ----------
 Net realized gain (loss) ........................    12,413,462           65,637         (4,480,586)       327,281
                                                    ------------       ----------       ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    70,588,454          793,992         64,845,527        (96,365)
                                                    ------------       ----------       ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    83,001,916          859,629         60,364,941        230,916
                                                    ------------       ----------       ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $114,294,402       $1,119,484       $ 57,493,701     $1,743,652
                                                    ============       ==========       ============     ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Premier VIP   AXA Premier VIP
                                                      Health Care        High Yield
                                                   ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  711,810       $ 12,886,725
 Expenses:
  Mortality and expense risk charges .............        71,981            920,979
                                                      ----------       ------------
Net Investment Income (Loss) .....................       639,829         11,965,746
                                                      ----------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       819,348         (1,027,111)
  Realized gain distribution from The Trusts .....       527,707                 --
                                                      ----------       ------------
 Net realized gain (loss) ........................     1,347,055         (1,027,111)
                                                      ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (83,621)         3,813,355
                                                      ----------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,263,434          2,786,244
                                                      ----------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,903,263       $ 14,751,990
                                                      ==========       ============



                                                                           AXA Premier VIP  AXA Premier VIP   AXA Premier VIP
                                                       AXA Premier VIP        Large Cap        Large Cap         Large Cap
                                                    International Equity     Core Equity         Growth            Value
                                                   ---------------------- ---------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $  479,544           $ 92,153         $      --          $537,329
 Expenses:
  Mortality and expense risk charges .............           91,627             10,801            38,302            29,020
                                                         ----------           --------         ---------          --------
Net Investment Income (Loss) .....................          387,917             81,352           (38,302)          508,310
                                                         ----------           --------         ---------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          400,887             85,149           290,889           291,619
  Realized gain distribution from The Trusts .....          248,132             87,685                --            89,758
                                                         ----------           --------         ---------          --------
 Net realized gain (loss) ........................          649,019            172,834           290,889           381,377
                                                         ----------           --------         ---------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,118,963             78,232           366,619            96,054
                                                         ----------           --------         ---------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        2,767,982            251,066           657,508           477,431
                                                         ----------           --------         ---------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $3,155,899           $332,418         $ 619,206          $985,741
                                                         ==========           ========         =========          ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Premier VIP  AXA Premier VIP
                                                       Small/Mid        Small/Mid
                                                      Cap Growth        Cap Value
                                                   ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  267,647        $1,446,577
 Expenses:
  Mortality and expense risk charges .............        78,814           164,060
                                                      ----------        ----------
Net Investment Income (Loss) .....................       188,833         1,282,517
                                                      ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       230,077         2,338,995
  Realized gain distribution from The Trusts .....        35,532           783,391
                                                      ----------        ----------
 Net realized gain (loss) ........................       265,609         3,122,386
                                                      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,519,660           603,397
                                                      ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,785,269         3,725,783
                                                      ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,974,102        $5,008,300
                                                      ==========        ==========



                                                    AXA Premier VIP                   EQ/Alliance       EQ/Alliance
                                                       Technology     Davis Value    Common Stock    Growth and Income
                                                   ----------------- ------------- ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  455,823        $ 1,429     $  28,413,743      $ 7,566,983
 Expenses:
  Mortality and expense risk charges .............       219,568          2,061        13,304,640        2,402,977
                                                      ----------        -------     -------------      -----------
Net Investment Income (Loss) .....................       236,255           (632)       15,109,103        5,164,006
                                                      ----------        -------     -------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (356,425)        12,315       (43,987,348)         (28,569)
  Realized gain distribution from The Trusts .....            51             --                --               --
                                                      ----------        -------     -------------      -----------
 Net realized gain (loss) ........................      (356,374)        12,315       (43,987,348)         (28,569)
                                                      ----------        -------     -------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     6,181,987         24,730       333,110,059       47,110,785
                                                      ----------        -------     -------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,825,613         37,045       289,122,711       47,082,216
                                                      ----------        -------     -------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,061,868        $36,413     $ 304,231,814      $52,246,222
                                                      ==========        =======     =============      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Alliance
                                                     Intermediate
                                                      Government     EQ/Alliance      EQ/Alliance
                                                      Securities    International   Premier Growth
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,338,788    $11,008,760    $          --
 Expenses:
  Mortality and expense risk charges .............        809,561      2,880,351          519,632
                                                    -------------    -----------    -------------
Net Investment Income (Loss) .....................      4,529,227      8,128,409         (519,632)
                                                    -------------    -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,102,779     11,777,975       (3,100,383)
  Realized gain distribution from The Trusts .....          8,883             --               --
                                                    -------------    -----------    -------------
 Net realized gain (loss) ........................      1,111,662     11,777,975       (3,100,383)
                                                    -------------    -----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,747,971)    67,042,531       10,717,948
                                                    -------------    -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,636,309)    78,820,506        7,617,565
                                                    -------------    -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   2,892,918    $86,948,915    $   7,097,933
                                                    =============    ===========    =============



                                                                     EQ/Alliance
                                                     EQ/Alliance      Small Cap      EQ/Bernstein
                                                     Quality Bond      Growth      Diversified Value
                                                   --------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   5,623,650   $        --       $ 2,541,346
 Expenses:
  Mortality and expense risk charges .............        670,526       947,273           895,361
                                                    -------------   -----------       -----------
Net Investment Income (Loss) .....................      4,953,124      (947,273)        1,645,985
                                                    -------------   -----------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,722,076     1,617,264         2,474,446
  Realized gain distribution from The Trusts .....        367,866            --         1,293,069
                                                    -------------   -----------       -----------
 Net realized gain (loss) ........................      2,089,942     1,617,264         3,767,515
                                                    -------------   -----------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,124,999)   23,779,473        16,966,823
                                                    -------------   -----------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (35,057)   25,396,737        20,734,338
                                                    -------------   -----------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,918,067   $24,449,464       $22,380,323
                                                    =============   ===========       ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Calvert                       EQ/Capital
                                                      Socially       EQ/Capital        Guardian
                                                    Responsible   Guardian Growth   International
                                                   ------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   --        $   10,395         $ 48,689
 Expenses:
  Mortality and expense risk charges .............        34            10,762           18,163
                                                      ------        ----------         --------
Net Investment Income (Loss) .....................       (34)             (367)          30,526
                                                      ------        ----------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        24           (72,285)          12,771
  Realized gain distribution from The Trusts .....        --                --               --
                                                      ------        ----------         --------
 Net realized gain (loss) ........................        24           (72,285)          12,771
                                                      ------        ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     3,027           159,336          369,771
                                                      ------        ----------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,051            87,051          382,542
                                                      ------        ----------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,017        $   86,684         $413,068
                                                      ======        ==========         ========



                                                                         EQ/Capital
                                                        EQ/Capital        Guardian     EQ/Emerging
                                                    Guardian Research   U.S. Equity   Markets Equity
                                                   ------------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  498,548      $  291,498     $   594,532
 Expenses:
  Mortality and expense risk charges .............         396,431         295,923         404,396
                                                        ----------      ----------     -----------
Net Investment Income (Loss) .....................         102,117          (4,425)        190,136
                                                        ----------      ----------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       3,549,630       2,596,068       4,077,352
  Realized gain distribution from The Trusts .....              --              --              --
                                                        ----------      ----------     -----------
 Net realized gain (loss) ........................       3,549,630       2,596,068       4,077,352
                                                        ----------      ----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       4,147,455       2,283,370      13,942,402
                                                        ----------      ----------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       7,697,085       4,879,438      18,019,754
                                                        ----------      ----------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $7,799,202      $4,875,013     $18,209,890
                                                        ==========      ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Enterprise     EQ/Enterprise     EQ/Enterprise
                                                      Equity (a)    Equity Income (a)     Growth (a)
                                                   --------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $--               $208              $ 2
 Expenses:
  Mortality and expense risk charges .............        --                 --               --
                                                         ---               ----              ---
Net Investment Income (Loss) .....................        --                208                2
                                                         ---               ----              ---
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        --                 47               --
  Realized gain distribution from The Trusts .....        --                 --               --
                                                         ---               ----              ---
 Net realized gain (loss) ........................        --                 47               --
                                                         ---               ----              ---
 Change in unrealized appreciation
  (depreciation) of investments ..................        95                259               62
                                                         ---               ----              ---
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        95                306               62
                                                         ---               ----              ---
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $95               $514              $64
                                                         ===               ====              ===



                                                                            EQ/Enterprise   EQ/Enterprise
                                                        EQ/Enterprise       Small Company   Small Company
                                                    Growth and Income (a)     Growth (a)      Value (a)
                                                   ----------------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................           $20                 $--            $  119
 Expenses:
  Mortality and expense risk charges .............            --                  --                --
                                                             ---                 ---            ------
Net Investment Income (Loss) .....................            20                  --               119
                                                             ---                 ---            ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            --                   1               106
  Realized gain distribution from The Trusts .....            --                  --             2,396
                                                             ---                 ---            ------
 Net realized gain (loss) ........................            --                   1             2,502
                                                             ---                 ---            ------
 Change in unrealized appreciation
  (depreciation) of investments ..................            63                  98             2,357
                                                             ---                 ---            ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            63                  99             4,859
                                                             ---                 ---            ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................           $83                 $99            $4,978
                                                             ===                 ===            ======

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Equity 500  EQ/Evergreen
                                                        Index          Omega      EQ/FI Mid Cap
                                                   -------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 11,362,495    $  27,591      $ 1,986,658
 Expenses:
  Mortality and expense risk charges .............     3,417,927       42,562          391,790
                                                    ------------    ---------      -----------
Net Investment Income (Loss) .....................     7,944,568      (14,971)       1,594,868
                                                    ------------    ---------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,696,894)     295,602        4,250,705
  Realized gain distribution from The Trusts .....            --           --        3,496,349
                                                    ------------    ---------      -----------
 Net realized gain (loss) ........................    (3,696,894)     295,602        7,747,054
                                                    ------------    ---------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    61,540,522      262,850        3,132,345
                                                    ------------    ---------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    57,843,628      558,452       10,879,399
                                                    ------------    ---------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 65,788,196    $ 543,481      $12,474,267
                                                    ============    =========      ===========



                                                    EQ/FI Small/Mid   EQ/J.P. Morgan   EQ/Janus Large
                                                       Cap Value         Core Bond       Cap Growth
                                                   ----------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 4,941,377      $   671,261       $   56,681
 Expenses:
  Mortality and expense risk charges .............        997,768           61,746          114,630
                                                      -----------      -----------       ----------
Net Investment Income (Loss) .....................      3,943,609          609,515          (57,949)
                                                      -----------      -----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      3,671,698           88,802          510,134
  Realized gain distribution from The Trusts .....     12,970,453           41,055               --
                                                      -----------      -----------       ----------
 Net realized gain (loss) ........................     16,642,151          129,857          510,134
                                                      -----------      -----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,003,613         (231,678)       2,080,218
                                                      -----------      -----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     27,645,764         (101,821)       2,590,352
                                                      -----------      -----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $31,589,373      $   507,694       $2,532,403
                                                      ===========      ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/JP Morgan    EQ/Lazard
                                                        Value        Small Cap     EQ/Marsico
                                                    Opportunities      Value          Focus
                                                   --------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  426,834    $  777,401     $       --
 Expenses:
  Mortality and expense risk charges .............       166,510        31,829        376,557
                                                      ----------    ----------     ----------
Net Investment Income (Loss) .....................       260,324       745,572     $ (376,557)
                                                      ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       379,250       109,189      3,323,999
  Realized gain distribution from The Trusts .....            --       685,284             --
                                                      ----------    ----------     ----------
 Net realized gain (loss) ........................       379,250       794,473      3,323,999
                                                      ----------    ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,628,929       206,402      5,043,614
                                                      ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,008,179     1,000,875      8,367,613
                                                      ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,268,503    $1,746,447     $7,991,056
                                                      ==========    ==========     ==========



                                                     EQ/Mercury
                                                    Basic Value        EQ/Mercury       EQ/MFS Emerging
                                                       Equity     International Value   Growth Companies
                                                   ------------- --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 3,781,659       $ 1,581,760       $           --
 Expenses:
  Mortality and expense risk charges .............      853,978           465,362              881,785
                                                    -----------       -----------       --------------
Net Investment Income (Loss) .....................    2,927,681         1,116,398             (881,785)
                                                    -----------       -----------       --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,808,053         1,937,094          (11,495,056)
  Realized gain distribution from The Trusts .....    5,352,569                --                   --
                                                    -----------       -----------       --------------
 Net realized gain (loss) ........................    8,160,622         1,937,094          (11,495,056)
                                                    -----------       -----------       --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    6,139,148        16,106,975           31,243,426
                                                    -----------       -----------       --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   14,299,770        18,044,069           19,748,370
                                                    -----------       -----------       --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $17,227,451       $19,160,467       $   18,866,585
                                                    ===========       ===========       ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/MFS Investors    EQ/Money
                                                         Trust           Market
                                                   ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   61,224     $3,442,319
 Expenses:
  Mortality and expense risk charges .............         59,854      1,767,013
                                                       ----------     ----------
Net Investment Income (Loss) .....................          1,370      1,675,306
                                                       ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        347,651       (632,791)
  Realized gain distribution from The Trusts .....             --             --
                                                       ----------     ----------
 Net realized gain (loss) ........................        347,651       (632,791)
                                                       ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        789,302        746,150
                                                       ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,136,953        113,359
                                                       ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $1,138,323     $1,788,665
                                                       ==========     ==========



                                                       EQ/Small      Fidelity Asset   Fidelity VIP   Fidelity VIP
                                                    Company Index   Manager: Growth    Contrafund    Equity-Income
                                                   --------------- ----------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  584,414      $   27,379        $  6,220       $ 48,260
 Expenses:
  Mortality and expense risk charges .............       101,815              --              --             --
                                                      ----------      ----------        --------       --------
Net Investment Income (Loss) .....................       482,599          27,379           6,220         48,260
                                                      ----------      ----------        --------       --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       955,470          95,655         283,230        156,282
  Realized gain distribution from The Trusts .....       385,705              --              --             --
                                                      ----------      ----------        --------       --------
 Net realized gain (loss) ........................     1,341,175          95,655         283,230        156,282
                                                      ----------      ----------        --------       --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,541,998         (46,761)        564,446        191,199
                                                      ----------      ----------        --------       --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,883,173          48,894         847,676        347,481
                                                      ----------      ----------        --------       --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,365,772      $   76,273        $853,896       $395,741
                                                      ==========      ==========        ========       ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      Fidelity VIP    Fidelity VIP
                                                    Growth & Income    High Income
                                                   ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 12,425        $149,283
 Expenses:
  Mortality and expense risk charges .............            --              --
                                                        --------        --------
Net Investment Income (Loss) .....................        12,425         149,283
                                                        --------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        50,336           1,165
  Realized gain distribution from The Trusts .....            --              --
                                                        --------        --------
 Net realized gain (loss) ........................        50,336           1,165
                                                        --------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        45,273          (1,488)
                                                        --------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        95,609            (323)
                                                        --------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $108,034        $148,960
                                                        ========        ========



                                                      Fidelity VIP
                                                    Investment Grade   Fidelity VIP   Fidelity VIP     Fidelity VIP
                                                          Bond            Mid Cap         Value      Value Strategies
                                                   ------------------ -------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 222,378        $       --      $ 13,422         $  6,685
 Expenses:
  Mortality and expense risk charges .............            --                --            --               --
                                                       ---------        ----------      --------         --------
Net Investment Income (Loss) .....................       222,378                --        13,422            6,685
                                                       ---------        ----------      --------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (9,373)          241,496        47,279          119,521
  Realized gain distribution from The Trusts .....            --                --            --               --
                                                       ---------        ----------      --------         --------
 Net realized gain (loss) ........................        (9,373)          241,496        47,279          119,521
                                                       ---------        ----------      --------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (27,955)          976,379        54,957          122,080
                                                       ---------        ----------      --------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (37,328)        1,217,875       102,236          241,601
                                                       ---------        ----------      --------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 185,050        $1,217,875      $115,658         $248,286
                                                       =========        ==========      ========         ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     Laudus Rosenberg
                                                        VIT Value       MFS Mid Cap
                                                    Long/Short Equity      Growth
                                                   ------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $      --         $    --
 Expenses:
  Mortality and expense risk charges .............         19,911             903
                                                        ---------         -------
Net Investment Income (Loss) .....................        (19,911)           (903)
                                                        ---------         -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         68,540           5,696
  Realized gain distribution from The Trusts .....             --              --
                                                        ---------         -------
 Net realized gain (loss) ........................         68,540           5,696
                                                        ---------         -------
 Change in unrealized appreciation
  (depreciation) of investments ..................        324,771          13,663
                                                        ---------         -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        393,311          19,359
                                                        ---------         -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ 373,400         $18,456
                                                        =========         =======



                                                                          PIMCO      U.S. Real Estate --   Vanguard VIF
                                                    PEA Renaissance   Total Return         Class I         Equity Index
                                                   ----------------- -------------- --------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $1,077,645        $7,893           $  485,275         $ 41,036
 Expenses:
  Mortality and expense risk charges .............         68,010         1,096               64,260            7,640
                                                       ----------        ------           ----------         --------
Net Investment Income (Loss) .....................      1,009,635         6,797              421,015           33,396
                                                       ----------        ------           ----------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,183,895           124            2,384,529           55,765
  Realized gain distribution from The Trusts .....             --            --              353,769               --
                                                       ----------        ------           ----------         --------
 Net realized gain (loss) ........................      1,183,895           124            2,738,298           55,765
                                                       ----------        ------           ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,119,551         2,160            6,116,678           56,642
                                                       ----------        ------           ----------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,303,446         2,284            8,854,976          112,407
                                                       ----------        ------           ----------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $3,313,081        $9,081           $9,275,991         $145,803
                                                       ==========        ======           ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
(a) Commenced Operations on October 25, 2004.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                        AXA Aggressive                 AXA Conservative
                                                        Allocation (c)                  Allocation (c)
                                                ------------------------------- ------------------------------
                                                      2004            2003            2004            2003
                                                ---------------- -------------- ---------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   75,559       $  2,697       $   51,848       $   435
 Net realized gain (loss) on investments ......       24,273          3,333           74,167            83
 Change in unrealized appreciation
  (depreciation) on investments ...............      477,426          9,782            7,704            16
                                                  ----------       --------       ----------       -------
 Net increase (decrease) in net assets from
  operations ..................................      577,258         15,812          133,719           534
                                                  ----------       --------       ----------       -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................    1,478,761        156,093          351,358         6,536
  Transfers between funds and
   guaranteed interest account, net ...........    5,331,876        400,359        1,764,812        33,568
  Transfers for contract benefits and
   terminations ...............................     (176,351)            --          (11,302)           --
  Contract maintenance charges ................     (393,536)        (4,327)        (102,928)         (961)
                                                  ----------       --------       ----------       -------
Net increase (decrease) in net assets from
 contractowners transactions ..................    6,240,750        552,125        2,001,940        39,143
                                                  ----------       --------       ----------       -------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       24,577            174            7,181            25
                                                  ----------       --------       ----------       -------
Increase (Decrease) in Net Assets .............    6,842,586        568,111        2,142,840        39,702
Net Assets -- Beginning of Period .............      568,111             --           39,702            --
                                                  ----------       --------       ----------       -------
Net Assets -- End of Period ...................   $7,434,054       $568,111       $2,182,542       $39,702
                                                  ==========       ========       ==========       =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           65              6               45             1
 Redeemed .....................................          (24)            (2)             (26)           (1)
                                                  ----------       --------       ----------       -------
 Net Increase (Decrease) ......................           41              5               19            --
                                                  ----------       --------       ----------       -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           18              1                5            --
 Redeemed .....................................           (4)            --               (3)           --
                                                  ----------       --------       ----------       -------
 Net Increase (Decrease) ......................           14              1                2            --
                                                  ----------       --------       ----------       -------



                                                       AXA Conservative-                    AXA Moderate
                                                      Plus Allocation (c)                    Allocation
                                                ------------------------------- -------------------------------------
                                                      2004            2003             2004               2003
                                                ---------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   35,873       $  2,076       $   31,292,486     $   24,574,439
 Net realized gain (loss) on investments ......       10,162            436           12,413,462           (417,569)
 Change in unrealized appreciation
  (depreciation) on investments ...............       37,565          2,052           70,588,454        208,496,236
                                                  ----------       --------       --------------     --------------
 Net increase (decrease) in net assets from
  operations ..................................       83,600          4,564          114,294,402        232,653,106
                                                  ----------       --------       --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      592,279          7,821          121,639,711        130,164,437
  Transfers between funds and
   guaranteed interest account, net ...........      947,572        164,349          (32,092,281)       (48,262,114)
  Transfers for contract benefits and
   terminations ...............................      (35,711)            --          (87,332,219)       (84,612,101)
  Contract maintenance charges ................      (96,274)          (910)         (89,440,127)       (93,083,339)
                                                  ----------       --------       --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    1,407,866        171,260          (87,224,916)       (95,793,117)
                                                  ----------       --------       --------------     --------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        3,662            116               27,400         (2,453,226)
                                                  ----------       --------       --------------     --------------
Increase (Decrease) in Net Assets .............    1,495,128        175,940           27,064,898        134,406,763
Net Assets -- Beginning of Period .............      175,940             --        1,434,637,874      1,300,231,111
                                                  ----------       --------       --------------     --------------
Net Assets -- End of Period ...................   $1,671,068       $175,940       $1,461,702,772     $1,434,637,874
                                                  ==========       ========       ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           15              2                  431                451
 Redeemed .....................................           (6)            (1)                (621)              (700)
                                                  ----------       --------       --------------     --------------
 Net Increase (Decrease) ......................            9              2                 (190)              (249)
                                                  ----------       --------       --------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            3             --                  184                232
 Redeemed .....................................           --             --                 (124)              (156)
                                                  ----------       --------       --------------     --------------
 Net Increase (Decrease) ......................            3              0                   60                 76
                                                  ----------       --------       --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Moderate-Plus                  AXA Premier VIP
                                                         Allocation (c)                  Aggressive Equity
                                                -------------------------------- ---------------------------------
                                                       2004            2003            2004             2003
                                                ----------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   259,855       $    7,626    $  (2,871,240)   $  (2,502,472)
 Net realized gain (loss) on investments ......        65,637               47       (4,480,586)     (12,236,585)
 Change in unrealized appreciation
  (depreciation) on investments ...............       793,992           34,010       64,845,527      155,648,109
                                                  -----------       ----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     1,119,484           41,683       57,493,701      140,909,052
                                                  -----------       ----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     4,435,702          127,056       59,929,911       65,485,810
  Transfers between funds and guaranteed
   interest account, net ......................     9,578,746        1,124,465      (17,266,731)     (14,254,228)
  Transfers for contract benefits and
   terminations ...............................      (254,385)              --      (35,671,706)     (24,339,337)
  Contract maintenance charges ................      (868,716)          (9,940)     (38,698,068)     (41,073,606)
                                                  -----------       ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,891,347        1,241,581      (31,706,594)     (14,181,361)
                                                  -----------       ----------    -------------    -------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        23,356              635           35,361           30,593
                                                  -----------       ----------    -------------    -------------
Increase (Decrease) in Net Assets .............    14,034,187        1,283,899       25,822,468      126,758,284
Net Assets -- Beginning of Period .............     1,283,899               --      515,335,643      388,577,360
                                                  -----------       ----------    -------------    -------------
Net Assets -- End of Period ...................   $15,318,086       $1,283,899    $ 541,158,111    $ 515,335,644
                                                  ===========       ==========    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           125               10              241              283
 Redeemed .....................................           (27)              --             (313)            (318)
                                                  -----------       ----------    -------------    -------------
 Net Increase (Decrease) ......................            98               10              (72)             (35)
                                                  -----------       ----------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            21                1               54               74
 Redeemed .....................................            (4)              --              (39)             (43)
                                                  -----------       ----------    -------------    -------------
 Net Increase (Decrease) ......................            17                1               15               31
                                                  -----------       ----------    -------------    -------------



                                                         AXA Premier VIP                    AXA Premier VIP
                                                            Core Bond                         Health Care
                                                --------------------------------- -----------------------------------
                                                      2004             2003              2004              2003
                                                --------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  1,512,736     $   983,381       $   639,829       $    68,592
 Net realized gain (loss) on investments ......       327,281         170,371         1,347,055           199,019
 Change in unrealized appreciation
  (depreciation) on investments ...............       (96,365)       (201,692)          (83,621)        1,168,545
                                                 ------------     -----------       -----------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     1,743,652         952,060         1,903,263         1,436,156
                                                 ------------     -----------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    15,150,768       9,919,519         4,048,806         2,347,028
  Transfers between funds and guaranteed
   interest account, net ......................     7,094,117      11,778,742         5,942,998         5,467,682
  Transfers for contract benefits and
   terminations ...............................    (3,210,407)     (1,853,286)         (629,209)         (184,060)
  Contract maintenance charges ................    (4,033,849)     (2,841,270)       (1,020,263)         (470,119)
                                                 ------------     -----------       -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    15,000,629      17,003,705         8,342,332         7,160,531
                                                 ------------     -----------       -----------       -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        35,954          42,567            46,845            25,610
                                                 ------------     -----------       -----------       -----------
Increase (Decrease) in Net Assets .............    16,780,235      17,998,332        10,292,440         8,622,297
Net Assets -- Beginning of Period .............    40,817,107      22,818,775        11,327,167         2,704,870
                                                 ------------     -----------       -----------       -----------
Net Assets -- End of Period ...................  $ 57,597,342     $40,817,107       $21,619,607       $11,327,167
                                                 ============     ===========       ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            60              36                17                 8
 Redeemed .....................................           (19)             (8)               (5)               (1)
                                                 ------------     -----------       -----------       -----------
 Net Increase (Decrease) ......................            41              28                12                 7
                                                 ------------     -----------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           406             435               159               107
 Redeemed .....................................          (312)           (307)              (95)              (39)
                                                 ------------     -----------       -----------       -----------
 Net Increase (Decrease) ......................            94             128                64                68
                                                 ------------     -----------       -----------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Premier VIP                   AXA Premier VIP
                                                           High Yield                    International Equity
                                                --------------------------------- ----------------------------------
                                                      2004             2003              2004             2003
                                                ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  11,965,746    $   9,139,101     $   387,917       $   19,348
 Net realized gain (loss) on investments ......     (1,027,111)         599,730         649,019           12,403
 Change in unrealized appreciation
  (depreciation) on investments ...............      3,813,355       20,725,848       2,118,963          455,052
                                                 -------------    -------------     -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     14,751,990       30,464,679       3,155,899          486,803
                                                 -------------    -------------     -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     27,153,505       20,872,021      11,325,385          796,174
  Transfers between funds and guaranteed
   interest account, net ......................    (13,537,172)      45,035,004       8,435,443        3,807,436
  Transfers for contract benefits and
   terminations ...............................    (16,035,327)      (6,569,977)       (446,170)         (14,818)
  Contract maintenance charges ................    (10,584,469)     (10,275,631)       (928,268)        (112,748)
                                                 -------------    -------------     -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (13,003,463)      49,061,417      18,386,390        4,476,044
                                                 -------------    -------------     -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         40,129           82,016          27,689            4,045
                                                 -------------    -------------     -----------       ----------
Increase (Decrease) in Net Assets .............      1,788,656       79,608,112      21,569,978        4,966,892
Net Assets -- Beginning of Period .............    204,596,186      124,988,074       5,051,685           84,793
                                                 -------------    -------------     -----------       ----------
Net Assets -- End of Period ...................  $ 206,384,842    $ 204,596,186     $26,621,663       $5,051,685
                                                 =============    =============     ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            737            1,034              20                9
 Redeemed .....................................            768             (861)             (6)              (1)
                                                 -------------    -------------     -----------       ----------
 Net Increase (Decrease) ......................            (31)             173              14                8
                                                 -------------    -------------     -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             90              145             179               48
 Redeemed .....................................            (73)             (96)            (35)             (12)
                                                 -------------    -------------     -----------       ----------
 Net Increase (Decrease) ......................             17               49             144               36
                                                 -------------    -------------     -----------       ----------



                                                         AXA Premier VIP                   AXA Premier VIP
                                                      Large Cap Core Equity                Large Cap Growth
                                                --------------------------------- ----------------------------------
                                                      2004             2003              2004             2003
                                                ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   81,352       $    1,420       $   (38,302)      $   (9,390)
 Net realized gain (loss) on investments ......      172,834           20,389           290,889          110,054
 Change in unrealized appreciation
  (depreciation) on investments ...............       78,232          150,285           366,619          394,490
                                                  ----------       ----------       -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................      332,418          172,094           619,206          495,154
                                                  ----------       ----------       -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    1,298,616          605,757         2,887,293        1,268,026
  Transfers between funds and guaranteed
   interest account, net ......................      765,604        1,402,389         2,438,154        4,856,491
  Transfers for contract benefits and
   terminations ...............................      (38,996)              --          (234,240)         (27,179)
  Contract maintenance charges ................     (330,416)         (82,349)         (705,112)        (183,401)
                                                  ----------       ----------       -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    1,694,808        1,924,763         4,386,095        5,913,937
                                                  ----------       ----------       -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       10,802            2,186            36,537            9,390
                                                  ----------       ----------       -----------       ----------
Increase (Decrease) in Net Assets .............    2,038,028        2,099,043         5,041,838        6,418,481
Net Assets -- Beginning of Period .............    2,128,432               --         6,551,707          133,226
                                                  ----------       ----------       -----------       ----------
Net Assets -- End of Period ...................   $4,166,460       $2,128,432       $11,593,545       $6,551,707
                                                  ==========       ==========       ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            9                8                21               13
 Redeemed .....................................           (2)              (2)               (7)              (3)
                                                  ----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            7                6                14               10
                                                  ----------       ----------       -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           44               15               112               88
 Redeemed .....................................          (36)              (3)              (86)             (30)
                                                  ----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            8               12                26               58
                                                  ----------       ----------       -----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA Premier VIP                    AXA Premier VIP
                                                         Large Cap Value                  Small/Mid Cap Growth
                                                ---------------------------------- ----------------------------------
                                                       2004             2003              2004             2003
                                                ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   508,310       $   49,574       $   188,833       $   70,331
 Net realized gain (loss) on investments ......       381,377           33,880           265,609          203,068
 Change in unrealized appreciation
  (depreciation) on investments ...............        96,054          321,233         1,519,660          457,654
                                                  -----------       ----------       -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................       985,741          404,687         1,974,102          731,053
                                                  -----------       ----------       -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     1,980,721          642,202         4,304,676        1,734,065
  Transfers between funds and guaranteed
   interest account, net ......................     5,024,462        2,173,572         9,180,707        5,943,405
  Transfers for contract benefits and
   terminations ...............................      (184,994)         (13,954)         (532,903)         (69,956)
  Contract maintenance charges ................      (461,589)        (119,544)       (1,383,732)        (234,236)
                                                  -----------       ----------       -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     6,358,600        2,682,276        11,568,748        7,373,278
                                                  -----------       ----------       -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        27,548            5,411            28,544           10,091
                                                  -----------       ----------       -----------       ----------
Increase (Decrease) in Net Assets .............     7,371,889        3,092,374        13,571,394        8,114,422
Net Assets -- Beginning of Period .............     3,328,480          236,106         8,228,639          114,217
                                                  -----------       ----------       -----------       ----------
Net Assets -- End of Period ...................   $10,700,369       $3,328,480       $21,800,033       $8,228,639
                                                  ===========       ==========       ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            15                7                25               15
 Redeemed .....................................            (4)              (2)               (7)              (3)
                                                  -----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            11                5                18               12
                                                  -----------       ----------       -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           167               46               256              137
 Redeemed .....................................          (122)             (24)             (157)             (66)
                                                  -----------       ----------       -----------       ----------
 Net Increase (Decrease) ......................            45               22                99               71
                                                  -----------       ----------       -----------       ----------



                                                          AXA Premier VIP                    AXA Premier VIP
                                                        Small/Mid Cap Value                   Technology (d)
                                                ----------------------------------- ----------------------------------
                                                       2004              2003              2004             2003
                                                ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $ 1,282,517       $    (5,639)      $   236,255        $ 182,346
 Net realized gain (loss) on investments ......     3,122,386           945,450          (356,374)         104,723
 Change in unrealized appreciation
  (depreciation) on investments ...............       603,397         4,000,286         6,181,987          392,166
                                                  -----------       -----------       -----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     5,008,300         4,940,098         6,061,868          679,235
                                                  -----------       -----------       -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    12,119,505         4,119,371         8,837,755        1,118,275
  Transfers between funds and guaranteed
   interest account, net ......................     4,163,200        10,744,114        48,449,367        6,684,717
  Transfers for contract benefits and
   terminations ...............................    (1,598,361)         (368,523)       (1,960,381)         (89,824)
  Contract maintenance charges ................    (1,978,419)       (1,037,154)       (3,374,668)        (226,316)
                                                  -----------       -----------       -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,705,925        13,457,808        51,952,073        7,486,852
                                                  -----------       -----------       -----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        26,982            37,283           359,894           10,192
                                                  -----------       -----------       -----------        ---------
Increase (Decrease) in Net Assets .............    17,741,207        18,435,189        58,373,835        8,176,279
Net Assets -- Beginning of Period .............    25,135,502         6,700,313         8,222,990           46,711
                                                  -----------       -----------       -----------        ---------
Net Assets -- End of Period ...................   $42,876,709       $25,135,502       $66,596,825       $8,222,990
                                                  ===========       ===========       ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            18                11                20                7
 Redeemed .....................................            (5)               (2)               (7)              (1)
                                                  -----------       -----------       -----------       ----------
 Net Increase (Decrease) ......................            13                 9                13                6
                                                  -----------       -----------       -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           333               259               795               94
 Redeemed .....................................          (234)             (120)             (230)             (15)
                                                  -----------       -----------       -----------       ----------
 Net Increase (Decrease) ......................            99               139               565               79
                                                  -----------       -----------       -----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/Alliance
                                                       Davis Value                    Common Stock
                                                ------------------------- -------------------------------------
                                                    2004         2003            2004               2003
                                                ------------ ------------ ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (632)   $   2,599     $   15,109,103     $   21,972,809
 Net realized gain (loss) on investments ......     12,315        1,656        (43,987,348)       (98,013,729)
 Change in unrealized appreciation
  (depreciation) on investments ...............     24,730       37,531        333,110,059        829,623,818
                                                 ---------    ---------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ..................................     36,413       41,786        304,231,814        753,582,898
                                                 ---------    ---------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    120,819      160,236        213,895,533        222,634,232
  Transfers between funds and guaranteed
   interest account, net ......................     30,582       51,940        (23,704,953)       (53,811,227)
  Transfers for contract benefits and
   terminations ...............................    (14,275)          --       (136,285,871)       (98,496,753)
  Contract maintenance charges ................    (37,100)     (19,280)      (136,273,784)      (136,228,809)
                                                 ---------    ---------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    100,026      192,896        (82,369,075)       (65,902,557)
                                                 ---------    ---------     --------------     --------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................      2,062          754             10,423             16,233
                                                 ---------    ---------     --------------     --------------
Increase (Decrease) in Net Assets .............    138,501      235,436        221,873,162        687,696,574
Net Assets -- Beginning of Period .............    256,485       21,049      2,268,481,546      1,580,784,972
                                                 ---------    ---------     --------------     --------------
Net Assets -- End of Period ...................  $ 394,986    $ 256,485     $2,490,354,708     $2,268,481,546
                                                 =========    =========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          1            2                617                674
 Redeemed .....................................         --           --               (721)              (822)
                                                 ---------    ---------     --------------     --------------
 Net Increase (Decrease) ......................          1            2               (104)              (148)
                                                 ---------    ---------     --------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................         --           --                454                655
 Redeemed .....................................         --           --               (328)              (420)
                                                 ---------    ---------     --------------     --------------
 Net Increase (Decrease) ......................         --           --                126                235
                                                 ---------    ---------     --------------     --------------



                                                                                            EQ/Alliance
                                                           EQ/Alliance                      Intermediate
                                                        Growth and Income              Government Securities
                                                --------------------------------- --------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   5,164,006    $   2,872,385    $   4,529,227    $   7,107,037
 Net realized gain (loss) on investments ......        (28,569)     (10,016,865)       1,111,662        2,820,083
 Change in unrealized appreciation
  (depreciation) on investments ...............     47,110,785      105,430,090       (2,747,971)      (5,661,973)
                                                 -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     52,246,222       98,285,610        2,892,918        4,265,147
                                                 -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     58,401,821       61,707,782       35,039,822       54,232,966
  Transfers between funds and guaranteed
   interest account, net ......................      1,899,423       (8,507,510)     (37,812,482)     (21,969,343)
  Transfers for contract benefits and
   terminations ...............................    (26,310,292)     (19,878,187)     (15,549,130)     (33,169,186)
  Contract maintenance charges ................    (26,996,110)     (26,110,653)     (11,652,989)     (14,628,560)
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      6,994,842        7,211,432      (29,974,779)     (15,534,123)
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         30,609           23,392           37,249           32,958
                                                 -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets .............     59,271,673      105,520,434      (27,044,612)     (11,236,018)
Net Assets -- Beginning of Period .............    430,711,510      325,191,076      192,442,013      203,678,031
                                                 -------------    -------------    -------------    -------------
Net Assets -- End of Period ...................  $ 489,983,183    $ 430,711,510    $ 165,397,401    $ 192,442,013
                                                 =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            306              334              369              702
 Redeemed .....................................           (316)            (357)            (507)            (799)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................            (10)             (23)            (138)             (97)
                                                 -------------    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            235              313               95              152
 Redeemed .....................................           (155)            (192)             (80)            (118)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................             80              121               15               34
                                                 -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Alliance                        EQ/Alliance
                                                        International (a)                   Premier Growth
                                                --------------------------------- -----------------------------------
                                                      2004             2003              2004              2003
                                                ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   8,128,409    $   5,988,205     $  (519,632)      $  (488,466)
 Net realized gain (loss) on investments ......     11,777,975       (1,479,090)     (3,100,383)       (5,919,173)
 Change in unrealized appreciation
  (depreciation) on investments ...............     67,042,531      125,782,343      10,717,948        23,984,232
                                                 -------------    -------------     -----------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     86,948,915      130,291,458       7,097,933        17,576,593
                                                 -------------    -------------     -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     55,239,806       55,321,725      17,941,791        20,586,155
  Transfers between funds and guaranteed
   interest account, net ......................     (5,512,749)     (13,473,304)     (9,294,483)       (6,635,638)
  Transfers for contract benefits and
   terminations ...............................    (35,334,393)     (24,462,854)     (5,520,357)       (4,800,125)
  Contract maintenance charges ................    (29,744,511)     (30,514,513)     (8,267,690)       (8,941,622)
                                                 -------------    -------------     -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (15,351,847)     (13,128,946)     (5,140,739)          208,770
                                                 -------------    -------------     -----------       -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         28,587       (1,374,307)         41,037            46,379
                                                 -------------    -------------     -----------       -----------
Increase (Decrease) in Net Assets .............     71,625,655      115,788,205       1,998,231        17,831,742
Net Assets -- Beginning of Period .............    502,197,694      386,409,488      95,732,602        77,900,860
                                                 -------------    -------------     -----------       -----------
Net Assets -- End of Period ...................  $ 573,823,349    $ 502,197,693     $97,730,833       $95,732,602
                                                 =============    =============     ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            644            1,443              11                10
 Redeemed .....................................           (801)          (1,644)             (4)               (2)
                                                 -------------    -------------     -----------       -----------
 Net Increase (Decrease) ......................           (157)            (201)              7                 8
                                                 -------------    -------------     -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            159              217             382               548
 Redeemed .....................................           (112)            (134)           (481)             (559)
                                                 -------------    -------------     -----------       -----------
 Net Increase (Decrease) ......................             47               83             (99)              (11)
                                                 -------------    -------------     -----------       -----------



                                                           EQ/Alliance                       EQ/Alliance
                                                          Quality Bond                    Small Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   4,953,124    $   3,660,407    $    (947,273)   $    (754,298)
 Net realized gain (loss) on investments ......      2,089,942        3,849,961        1,617,264       (3,849,200)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (2,124,999)      (2,010,661)      23,779,473       54,131,901
                                                 -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................      4,918,067        5,499,707       24,449,464       49,528,403
                                                 -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     27,986,982       32,679,435       26,305,805       25,927,063
  Transfers between funds and guaranteed
   interest account, net ......................    (33,360,911)     (14,843,302)      (4,541,322)       3,892,546
  Transfers for contract benefits and
   terminations ...............................    (11,247,996)     (19,239,552)     (10,419,674)      (7,063,448)
  Contract maintenance charges ................     (8,834,215)     (10,580,172)     (10,544,546)     (10,013,166)
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (25,456,140)     (11,983,591)         800,263       12,742,995
                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         29,854           27,348           33,232           30,284
                                                 -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets .............    (20,508,219)      (6,456,536)      25,282,959       62,301,682
Net Assets -- Beginning of Period .............    161,938,621      168,395,157      178,663,227      116,361,545
                                                 -------------    -------------    -------------    -------------
Net Assets -- End of Period ...................  $ 141,430,402    $ 161,938,621    $ 203,946,186    $ 178,663,227
                                                 =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            395              499              328              381
 Redeemed .....................................           (546)            (592)            (343)            (332)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................           (151)             (93)             (15)              49
                                                 -------------    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................             72              113              115              169
 Redeemed .....................................            (59)             (80)             (91)             (97)
                                                 -------------    -------------    -------------    -------------
 Net Increase (Decrease) ......................             13               33               24               72
                                                 -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Bernstein                    EQ/Calvert
                                                         Diversified Value            Socially Responsible
                                                ----------------------------------- ------------------------
                                                      2004              2003             2004        2003
                                                ---------------- ------------------ ------------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   1,645,985     $  1,205,613       $   (34)     $    (3)
 Net realized gain (loss) on investments ......      3,767,515       (1,716,205)           24            5
 Change in unrealized appreciation
  (depreciation) on investments ...............     16,966,823       34,423,648         3,027       14,513
                                                 -------------     ------------       -------      -------
 Net increase (decrease) in net assets from
  operations ..................................     22,380,323       33,913,056         3,017       14,515
                                                 -------------     ------------       -------      -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     27,778,739       25,623,460           326          323
  Transfers between funds and guaranteed
   interest account, net ......................     12,516,597       11,148,400         8,209        1,455
  Transfers for contract benefits and
   terminations ...............................    (12,363,941)      (7,425,761)           --           --
  Contract maintenance charges ................     (9,918,176)      (8,601,429)         (368)         (70)
                                                 -------------     ------------       -------      -------
Net increase (decrease) in net assets from
 contractowners transactions ..................     18,013,219       20,744,670         8,167        1,708
                                                 -------------     ------------       -------      -------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         31,801           31,971            33            3
                                                 -------------     ------------       -------      -------
Increase (Decrease) in Net Assets .............     40,425,343       54,689,697        11,217       16,226
Net Assets -- Beginning of Period .............    163,430,481      108,740,784        67,070       50,844
                                                 -------------     ------------       -------      -------
Net Assets -- End of Period ...................  $ 203,855,824     $163,430,481       $78,287      $67,070
                                                 =============     ============       =======      =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             71               33            --            2
 Redeemed .....................................            (25)              (6)           (2)          --
                                                 -------------     ------------       -------      -------
 Net Increase (Decrease) ......................             46               27            (2)           2
                                                 -------------     ------------       -------      -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            486              594            --           --
 Redeemed .....................................           (397)            (425)           --           --
                                                 -------------     ------------       -------      -------
 Net Increase (Decrease) ......................             88              169            --           --
                                                 -------------     ------------       -------      -------



                                                           EQ/Capital                    EQ/Capital Guardian
                                                         Guardian Growth                    International
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     (367)      $   (7,260)      $   30,526       $   15,513
 Net realized gain (loss) on investments ......      (72,285)        (130,523)          12,771          (29,722)
 Change in unrealized appreciation
  (depreciation) on investments ...............      159,336          514,584          369,771          602,982
                                                  ----------       ----------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................       86,684          376,801          413,068          588,773
                                                  ----------       ----------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      135,868          299,660          253,598          309,473
  Transfers between funds and guaranteed
   interest account, net ......................     (124,194)          47,522          517,397          464,221
  Transfers for contract benefits and
   terminations ...............................      (59,640)         (21,857)         (60,785)          (8,532)
  Contract maintenance charges ................     (113,195)        (121,099)        (114,950)         (90,466)
                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     (161,161)         204,226          595,260          674,696
                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       10,761            9,746           17,233           10,998
                                                  ----------       ----------       ----------       ----------
Increase (Decrease) in Net Assets .............      (63,716)         590,773        1,025,561        1,274,467
Net Assets -- Beginning of Period .............    2,024,277        1,433,504        2,672,085        1,397,618
                                                  ----------       ----------       ----------       ----------
Net Assets -- End of Period ...................   $1,960,561       $2,024,277       $3,697,646       $2,672,085
                                                  ==========       ==========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --               --                3                1
 Redeemed .....................................           --               --               (1)              --
                                                  ----------       ----------       ----------       ----------
 Net Increase (Decrease) ......................           --               --                2                1
                                                  ----------       ----------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            2                7                9                9
 Redeemed .....................................           (4)              (4)              (4)              (2)
                                                  ----------       ----------       ----------       ----------
 Net Increase (Decrease) ......................           (2)               3                5                7
                                                  ----------       ----------       ----------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian                EQ/Capital Guardian
                                                            Research                          U.S. Equity
                                                --------------------------------- -----------------------------------
                                                       2004             2003             2004              2003
                                                ----------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   102,117      $    (36,452)    $    (4,425)      $   (61,949)
 Net realized gain (loss) on investments ......     3,549,630           (51,548)      2,596,068          (331,165)
 Change in unrealized appreciation
  (depreciation) on investments ...............     4,147,455        17,301,615       2,283,370        11,128,907
                                                  -----------      ------------     -----------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     7,799,202        17,213,615       4,875,013        10,735,793
                                                  -----------      ------------     -----------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    10,304,416        12,355,158       8,906,162         6,004,649
  Transfers between funds and guaranteed
   interest account, net ......................    (1,380,960)        1,706,276       4,535,486        11,285,265
  Transfers for contract benefits and
   terminations ...............................    (5,307,411)       (3,274,480)     (2,902,146)       (1,013,193)
  Contract maintenance charges ................    (4,697,028)       (4,697,519)     (2,629,220)       (1,782,365)
                                                  -----------      ------------     -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (1,080,983)        6,089,435       7,910,282        14,494,356
                                                  -----------      ------------     -----------       -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        36,139          (242,723)         48,121            50,563
                                                  -----------      ------------     -----------       -----------
Increase (Decrease) in Net Assets .............     6,754,358        23,060,327      12,833,416        25,280,712
Net Assets -- Beginning of Period .............    76,054,591        52,994,264      49,708,842        24,428,130
                                                  -----------      ------------     -----------       -----------
Net Assets -- End of Period ...................   $82,808,949      $ 76,054,591     $62,542,258       $49,708,842
                                                  ===========      ============     ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             3                 1              21                10
 Redeemed .....................................            (1)               --              (5)               (1)
                                                  -----------      ------------     -----------       -----------
 Net Increase (Decrease) ......................             2                 1              16                 9
                                                  -----------      ------------     -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           228               272             230               278
 Redeemed .....................................          (239)             (209)           (181)             (136)
                                                  -----------      ------------     -----------       -----------
 Net Increase (Decrease) ......................           (11)               63              49               142
                                                  -----------      ------------     -----------       -----------



                                                        EQ/Emerging Markets           EQ/Enterprise     EQ/Enterprise
                                                               Equity                   Equity (e)    Equity Income (e)
                                                ------------------------------------ --------------- ------------------
                                                       2004               2003             2004             2004
                                                ------------------ ----------------- --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $   190,136       $   179,316         $   --           $   208
 Net realized gain (loss) on investments ......      4,077,352        (1,422,158)            --                47
 Change in unrealized appreciation
  (depreciation) on investments ...............     13,942,402        23,947,240             95               259
                                                   -----------       -----------         ------           -------
 Net increase (decrease) in net assets from
  operations ..................................     18,209,890        22,704,398             95               514
                                                   -----------       -----------         ------           -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     11,898,658         8,661,941            485            12,403
  Transfers between funds and guaranteed
   interest account, net ......................     14,173,982         4,775,272          8,287            29,606
  Transfers for contract benefits and
   terminations ...............................     (5,811,629)       (2,567,038)            --                --
  Contract maintenance charges ................     (4,290,000)       (3,368,524)           (44)             (857)
                                                   -----------       -----------         ------           -------
Net increase (decrease) in net assets from
 contractowners transactions ..................     15,971,011         7,501,651          8,728            41,152
                                                   -----------       -----------         ------           -------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         35,213            24,721             --                --
                                                   -----------       -----------         ------           -------
Increase (Decrease) in Net Assets .............     34,216,114        30,230,770          8,823            41,666
Net Assets -- Beginning of Period .............     71,252,511        41,021,741             --                --
                                                   -----------       -----------         ------           -------
Net Assets -- End of Period ...................    $105,468,625      $71,252,511         $8,823           $41,666
                                                   ============      ===========         ======           =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             20                 6             --                --
 Redeemed .....................................             (4)               (1)            --                --
                                                   -----------       -----------         ------           -------
 Net Increase (Decrease) ......................             16                 5             --                --
                                                   -----------       -----------         ------           -------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            522               792             --                --
 Redeemed .....................................           (399)             (720)            --                --
                                                   -----------       -----------         ------           -------
 Net Increase (Decrease) ......................            123                72             --                --
                                                   -----------       -----------         ------           -------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         EQ/Enterprise
                                                 EQ/Enterprise       EQ/Enterprise       Small Company
                                                   Growth (e)    Growth and Income (e)     Growth (e)
                                                --------------- ----------------------- ---------------
                                                      2004                2004                2004
                                                --------------- ----------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................     $    2              $   20              $   --
 Net realized gain (loss) on investments ......         --                  --                   1
 Change in unrealized appreciation
  (depreciation) on investments ...............         62                  63                  98
                                                    ------              ------              ------
 Net increase (decrease) in net assets from
  operations ..................................         64                  83                  99
                                                    ------              ------              ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......        254               2,121                 579
  Transfers between funds and guaranteed
   interest account, net ......................      2,747               3,782               3,201
  Transfers for contract benefits and
   terminations ...............................         --                  --                  --
  Contract maintenance charges ................        (73)               (181)                (96)
                                                    ------              ------              ------
Net increase (decrease) in net assets from
 contractowners transactions ..................      2,928               5,722               3,684
                                                    ------              ------              ------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         --                  --                  --
                                                    ------              ------              ------
Increase (Decrease) in Net Assets .............      2,992               5,805               3,783
Net Assets -- Beginning of Period .............         --                  --                  --
                                                    ------              ------              ------
Net Assets -- End of Period ...................     $2,992              $5,805              $3,783
                                                    ======              ======              ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................         --                  --                  --
 Redeemed .....................................         --                  --                  --
                                                    ------              ------              ------
 Net Increase (Decrease) ......................         --                  --                  --
                                                    ------              ------              ------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................         --                  --                  --
 Redeemed .....................................         --                  --                  --
                                                    ------              ------              ------
 Net Increase (Decrease) ......................         --                  --                  --
                                                    ------              ------              ------



                                                 EQ/Enterprise
                                                 Small Company              EQ/Equity                     EQ/Evergreen
                                                   Value (e)                500 Index                         Omega
                                                --------------- --------------------------------- -----------------------------
                                                      2004            2004             2003             2004           2003
                                                --------------- ---------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $    119      $   7,944,568    $   5,896,303     $   (14,971)   $  (18,089)
 Net realized gain (loss) on investments ......       2,502         (3,696,894)     (13,382,753)        295,602        72,805
 Change in unrealized appreciation
  (depreciation) on investments ...............       2,357         61,540,522      149,731,680         262,850     1,133,755
                                                   --------      -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  operations ..................................       4,978         65,788,196      142,245,230         543,481     1,188,471
                                                   --------      -------------    -------------     -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......       8,346         81,153,908       89,362,078       1,220,583       713,720
  Transfers between funds and guaranteed
   interest account, net ......................     126,358         (8,819,602)       8,927,806       1,837,982     3,694,469
  Transfers for contract benefits and
   terminations ...............................          --        (47,526,869)     (36,991,309)       (343,786)     (153,183)
  Contract maintenance charges ................      (1,924)       (38,705,417)     (39,153,766)       (413,940)     (233,712)
                                                   --------      -------------    -------------     -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     132,780        (13,897,980)      22,144,809       2,300,839     4,021,294
                                                   --------      -------------    -------------     -----------    ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................          --             35,430          139,875          34,568        18,089
                                                   --------      -------------    -------------     -----------    ----------
Increase (Decrease) in Net Assets .............     137,758         51,925,646      164,250,164       2,878,888     5,227,854
Net Assets -- Beginning of Period .............          --        671,051,987      506,801,823       7,206,587     1,978,733
                                                   --------      -------------    -------------     -----------    ----------
Net Assets -- End of Period ...................    $137,758      $ 722,977,633    $ 671,051,987     $10,085,475    $7,206,587
                                                   ========      =============    =============     ===========    ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................          --                568              650              --            --
 Redeemed .....................................          --               (636)            (616)             --            --
                                                   --------      -------------    -------------     -----------    ----------
 Net Increase (Decrease) ......................          --                (68)              34              --            --
                                                   --------      -------------    -------------     -----------    ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           1                328              415             120           117
 Redeemed .....................................          --               (266)            (231)            (93)          (60)
                                                   --------      -------------    -------------     -----------    ----------
 Net Increase (Decrease) ......................           1                 62              184              27            57
                                                   --------      -------------    -------------     -----------    ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              EQ/FI Small/Mid
                                                           EQ/FI Mid Cap                         Cap Value
                                                ----------------------------------- -----------------------------------
                                                       2004              2003             2004              2003
                                                ----------------- ----------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $ 1,594,868       $  (239,968)     $   3,943,609     $   (190,689)
 Net realized gain (loss) on investments ......     7,747,054           677,627         16,642,151         (841,789)
 Change in unrealized appreciation
  (depreciation) on investments ...............     3,132,345        17,157,921         11,003,613       43,232,206
                                                  -----------       -----------      -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................    12,474,267        17,595,580         31,589,373       42,199,728
                                                  -----------       -----------      -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    14,807,666        10,727,041         30,045,187       30,258,695
  Transfers between funds and guaranteed
   interest account, net ......................     7,708,529        16,388,381          4,268,398        2,190,727
  Transfers for contract benefits and
   terminations ...............................    (4,102,021)       (1,916,288)       (11,556,316)      (7,618,780)
  Contract maintenance charges ................    (4,566,613)       (3,166,061)       (11,177,134)     (10,443,638)
                                                  -----------       -----------      -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    13,847,561        22,033,073         11,580,135       14,387,004
                                                  -----------       -----------      -------------     ------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        46,020            32,469             24,031           32,074
                                                  -----------       -----------      -------------     ------------
Increase (Decrease) in Net Assets .............    26,367,848        39,661,122         43,193,539       56,618,806
Net Assets -- Beginning of Period .............    69,805,382        30,144,260        175,191,736      118,572,930
                                                  -----------       -----------      -------------     ------------
Net Assets -- End of Period ...................   $96,173,230       $69,805,382      $ 218,385,275     $175,191,736
                                                  ===========       ===========      =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            35                21                 38               28
 Redeemed .....................................            (9)               (3)               (11)              (7)
                                                  -----------       -----------      -------------     ------------
 Net Increase (Decrease) ......................            26                18                 27               22
                                                  -----------       -----------      -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           475               487                525              581
 Redeemed .....................................          (381)             (247)              (469)            (467)
                                                  -----------       -----------      -------------     ------------
 Net Increase (Decrease) ......................            94               240                 56              115
                                                  -----------       -----------      -------------     ------------



                                                         EQ/J.P. Morgan                       EQ/Janus
                                                            Core Bond                     Large Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2004             2003             2004             2003
                                                --------------- ----------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   609,515      $   351,703       $   (57,949)    $   (98,193)
 Net realized gain (loss) on investments ......      129,857          116,974           510,134      (2,023,242)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (231,678)        (139,010)        2,080,218       6,526,985
                                                 -----------      -----------       -----------     -----------
 Net increase (decrease) in net assets from
  operations ..................................      507,694          329,667         2,532,403       4,405,550
                                                 -----------      -----------       -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    4,253,287        2,376,882         5,070,286       5,785,594
  Transfers between funds and guaranteed
   interest account, net ......................    1,460,710       (1,458,481)       (1,399,685)     (1,988,997)
  Transfers for contract benefits and
   terminations ...............................     (769,293)        (240,426)       (2,051,024)       (628,173)
  Contract maintenance charges ................   (1,056,254)        (649,621)       (1,680,723)     (1,757,926)
                                                 -----------      -----------       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    3,888,450           28,354           (61,146)      1,410,498
                                                 -----------      -----------       -----------     -----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................       21,996           14,615            39,247          42,596
                                                 -----------      -----------       -----------     -----------
Increase (Decrease) in Net Assets .............    4,418,140          372,636         2,510,504       5,858,644
Net Assets -- Beginning of Period .............   12,488,347       12,115,711        21,825,392      15,966,748
                                                 -----------      -----------       -----------     -----------
Net Assets -- End of Period ...................  $16,906,487      $12,488,347       $24,335,896     $21,825,392
                                                 ===========      ===========       ===========     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           45               25                 1               1
 Redeemed .....................................          (14)              (6)               --              (1)
                                                 -----------      -----------       -----------     -----------
 Net Increase (Decrease) ......................           31               19                 1              --
                                                 -----------      -----------       -----------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           30               47               285             233
 Redeemed .....................................          (26)             (62)             (285)           (203)
                                                 -----------      -----------       -----------     -----------
 Net Increase (Decrease) ......................            4              (15)               --              30
                                                 -----------      -----------       -----------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/JP Morgan                       EQ/Lazard
                                                        Value Opportunities                Small Cap Value
                                                  ------------------------------- ----------------------------------
                                                        2004            2003             2004             2003
                                                  --------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    260,324    $    258,390     $   745,572       $   19,087
 Net realized gain (loss) on investments ........       379,250        (966,987)        794,473          (13,028)
 Change in unrealized appreciation
  (depreciation) on investments .................     2,628,929       7,654,314         206,402        1,164,092
                                                   ------------    ------------     -----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................     3,268,503       6,945,717       1,746,447        1,170,151
                                                   ------------    ------------     -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     5,126,556       5,371,918       3,165,143        1,184,268
  Transfers between funds and guaranteed
   interest account, net ........................    (2,456,273)     (1,476,950)      8,312,298          528,306
  Transfers for contract benefits and
   terminations .................................    (2,989,648)     (1,887,890)       (256,222)        (366,463)
  Contract maintenance charges ..................    (1,947,385)     (2,083,094)       (646,010)        (219,339)
                                                   ------------    ------------     -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,266,750)        (76,016)     10,575,209        1,126,772
                                                   ------------    ------------     -----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        65,835          57,877          24,104           13,411
                                                   ------------    ------------     -----------       ----------
Increase (Decrease) in Net Assets ...............     1,067,588       6,927,578      12,345,760        2,310,334
Net Assets -- Beginning of Period ...............    33,350,618      26,423,040       4,751,897        2,441,563
                                                   ------------    ------------     -----------       ----------
Net Assets -- End of Period .....................  $ 34,418,206    $ 33,350,618     $17,097,657       $4,751,897
                                                   ============    ============     ===========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --              --              24               11
 Redeemed .......................................            --              --              (5)              (2)
                                                   ------------    ------------     -----------       ----------
 Net Increase (Decrease) ........................            --              --              19                9
                                                   ------------    ------------     -----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           120             117              61                9
 Redeemed .......................................          (138)           (116)            (16)              (9)
                                                   ------------    ------------     -----------       ----------
 Net Increase (Decrease) ........................           (18)              1              45               --
                                                   ------------    ------------     -----------       ----------



                                                             EQ/Marsico                          EQ/Mercury
                                                                Focus                        Basic Value Equity
                                                  --------------------------------- -------------------------------------
                                                        2004             2003              2004               2003
                                                  --------------- ----------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (376,557)    $  (232,688)      $  2,927,681        $    72,224
 Net realized gain (loss) on investments ........     3,323,999         (67,734)         8,160,622         (1,723,662)
 Change in unrealized appreciation
  (depreciation) on investments .................     5,043,614      12,439,522          6,139,148         38,812,253
                                                   ------------     -----------       ------------       ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,991,056      12,391,100         17,227,451         37,160,815
                                                   ------------     -----------       ------------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    15,803,153      10,937,373         25,898,940         23,904,689
  Transfers between funds and guaranteed
   interest account, net ........................     5,763,952      29,226,075          6,819,522          5,682,382
  Transfers for contract benefits and
   terminations .................................    (5,069,466)     (1,427,299)       (12,188,694)        (8,369,158)
  Contract maintenance charges ..................    (4,674,987)     (3,204,249)        (9,602,016)        (8,708,469)
                                                   ------------     -----------       ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    11,822,652      35,531,900         10,927,752         12,509,444
                                                   ------------     -----------       ------------       ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        41,277        (217,477)            18,297             23,850
                                                   ------------     -----------       ------------       ------------
Increase (Decrease) in Net Assets ...............    19,854,985      47,705,523         28,173,500         49,694,109
Net Assets -- Beginning of Period ...............    69,247,090      21,541,567        162,967,063        113,272,954
                                                   ------------     -----------       ------------        -----------
Net Assets -- End of Period .....................  $ 89,102,075     $69,247,090       $191,140,563       $162,967,063
                                                   ============     ===========       ============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            52              36                 33                 17
 Redeemed .......................................           (13)             (8)                (8)                (3)
                                                   ------------     -----------       ------------       ------------
 Net Increase (Decrease) ........................            39              28                 25                 14
                                                   ------------     -----------       ------------       ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           292             435                343                373
 Redeemed .......................................          (238)           (125)              (304)              (303)
                                                   ------------     -----------       ------------       ------------
 Net Increase (Decrease) ........................            54             310                 39                 70
                                                   ------------     -----------       ------------       ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Mercury                         EQ/MFS Emerging
                                                        International Value                    Growth Companies
                                                ------------------------------------ -------------------------------------
                                                       2004               2003              2004               2003
                                                ------------------ ----------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  1,116,398       $ 1,351,299       $   (881,785)      $   (809,076)
 Net realized gain (loss) on investments ......      1,937,094          (988,834)       (11,495,056)       (17,387,668)
 Change in unrealized appreciation
  (depreciation) on investments ...............     16,106,975        18,373,517         31,243,426         55,299,579
                                                  ------------       -----------       ------------       ------------
 Net increase (decrease) in net assets from
  operations ..................................     19,160,467        18,735,982         18,866,585         37,102,835
                                                  ------------       -----------       ------------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     14,433,973        14,957,683         26,949,789         32,311,048
  Transfers between funds and guaranteed
   interest account, net ......................      8,562,809         1,814,206        (15,684,499)       (12,577,710)
  Transfers for contract benefits and
   terminations ...............................     (7,722,532)       (5,180,724)       (11,705,467)        (8,753,007)
  Contract maintenance charges ................     (5,058,479)       (4,810,257)       (12,957,991)       (14,064,675)
                                                  ------------       -----------       ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     10,215,771         6,780,908        (13,398,168)        (3,084,344)
                                                  ------------       -----------       ------------       ------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................         36,131            26,646             35,250             30,935
                                                  ------------       -----------       ------------       ------------
Increase (Decrease) in Net Assets .............     29,412,369        25,543,536          5,503,667         34,049,426
Net Assets -- Beginning of Period .............     85,709,856        60,166,320        166,162,767        132,113,341
                                                  ------------       -----------       ------------       ------------
Net Assets -- End of Period ...................   $115,122,225       $85,709,856       $171,666,434       $166,162,767
                                                  ============       ===========       ============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................             25                19                 10                  7
 Redeemed .....................................             (6)               (4)                (3)                (1)
                                                  ------------       -----------       ------------       ------------
 Net Increase (Decrease) ......................             19                15                  7                  6
                                                  ------------       -----------       ------------       ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            308               444                355                466
 Redeemed .....................................           (242)             (378)              (473)              (416)
                                                  ------------       -----------       ------------       ------------
 Net Increase (Decrease) ......................             66                66               (118)                50
                                                  ------------       -----------       ------------       ------------



                                                        EQ/MFS Investors
                                                              Trust                        EQ/Money Market
                                                --------------------------------- ----------------------------------
                                                       2004             2003            2004              2003
                                                ----------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     1,370       $    11,292    $   1,675,306    $     1,340,149
 Net realized gain (loss) on investments ......       347,651          (204,383)        (632,791)        (1,217,067)
 Change in unrealized appreciation
  (depreciation) on investments ...............       789,302         1,858,590          746,150          1,228,788
                                                  -----------       -----------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations ..................................     1,138,323         1,665,499        1,788,665          1,351,870
                                                  -----------       -----------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     1,413,250         1,432,190      129,595,505        180,305,436
  Transfers between funds and guaranteed
   interest account, net ......................      (226,370)        1,879,964      (99,406,617)      (130,290,540)
  Transfers for contract benefits and
   terminations ...............................    (1,115,981)         (493,400)     (68,377,960)       (98,990,530)
  Contract maintenance charges ................      (553,566)         (529,678)     (31,546,510)       (37,667,392)
                                                  -----------       -----------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      (482,667)        2,289,076      (69,735,582)       (86,643,026)
                                                  -----------       -----------    -------------    ---------------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        47,454            43,143           35,057             43,975
                                                  -----------       -----------    -------------    ---------------
Increase (Decrease) in Net Assets .............       703,110         3,997,718      (67,911,860)       (85,247,181)
Net Assets -- Beginning of Period .............    10,476,994         6,479,276      388,025,825        473,273,006
                                                  -----------       -----------    -------------    ---------------
Net Assets -- End of Period ...................   $11,180,104       $10,476,994    $ 320,113,965    $   388,025,825
                                                  ===========       ===========    =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --                --            2,680              3,238
 Redeemed .....................................            --                --           (2,961)            (3,568)
                                                  -----------       -----------    -------------    ---------------
 Net Increase (Decrease) ......................            --                --              281               (330)
                                                  -----------       -----------    -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            79               109              377                620
 Redeemed .....................................           (84)              (77)            (488)              (833)
                                                  -----------       -----------    -------------    ---------------
 Net Increase (Decrease) ......................              (5)             32             (111)              (213)
                                                  --------------    -----------    -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                             Fidelity VIP
                                                              EQ/Small                      Asset Manager:
                                                            Company Index                     Growth (b)
                                                  --------------------------------- -------------------------------
                                                        2004             2003            2004            2003
                                                  --------------- ----------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    482,599     $    21,662       $   27,379     $       --
 Net realized gain (loss) on investments ........     1,341,175         259,217           95,655          5,903
 Change in unrealized appreciation
  (depreciation) on investments .................     1,541,998         839,581          (46,761)       102,299
                                                   ------------     -----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     3,365,772       1,120,461           76,273        108,202
                                                   ------------     -----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,840,796       1,068,379          217,684          2,114
  Transfers between funds and guaranteed
   interest account, net ........................     9,757,119       8,120,640          (39,438)     1,062,956
  Transfers for contract benefits and
   terminations .................................      (682,814)        (91,063)          (5,774)            --
  Contract maintenance charges ..................    (1,048,903)       (198,543)         (36,248)        (9,899)
                                                   ------------     -----------       ----------     ----------
Net increase (decrease) in net assets
 from contractowners transactions ...............    11,866,198       8,899,413          136,224      1,055,171
                                                   ------------     -----------       ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        62,635          15,113               --             --
                                                   ------------     -----------       ----------     ----------
Increase (Decrease) in Net Assets ...............    15,294,605      10,034,987          212,497      1,163,373
Net Assets -- Beginning of Period ...............    10,738,321         703,334        1,163,373             --
                                                   ------------     -----------       ----------     ----------
Net Assets -- End of Period .....................  $ 26,032,926     $10,738,321       $1,375,870     $1,163,373
                                                   ============     ===========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           185             124               --             --
 Redeemed .......................................          (122)            (73)              --             --
                                                   ------------     -----------       ----------     ----------
 Net Increase (Decrease) ........................            63              51               --             --
                                                   ------------     -----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            36              22               13             11
 Redeemed .......................................           (18)             (4)             (12)            (1)
                                                   ------------     -----------       ----------     ----------
 Net Increase (Decrease) ........................            18              18                1             10
                                                   ------------     -----------       ----------     ----------



                                                           Fidelity VIP                    Fidelity VIP
                                                          Contrafund (b)                 Equity-Income (b)
                                                  ------------------------------- -------------------------------
                                                       2004            2003            2004            2003
                                                  -------------- ---------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    6,220     $       --       $   48,260     $       --
 Net realized gain (loss) on investments ........      283,230         13,868          156,282         65,954
 Change in unrealized appreciation
  (depreciation) on investments .................      564,446        315,370          191,199        311,516
                                                    ----------     ----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      853,896        329,238          395,741        377,470
                                                    ----------     ----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      560,581         51,912          409,777         36,491
  Transfers between funds and guaranteed
   interest account, net ........................    4,811,441      2,544,173        1,859,978      2,155,897
  Transfers for contract benefits and
   terminations .................................     (415,159)            --         (187,131)            --
  Contract maintenance charges ..................     (137,102)       (19,677)         (86,757)       (19,889)
                                                    ----------     ----------       ----------     ----------
Net increase (decrease) in net assets
 from contractowners transactions ...............    4,819,761      2,576,408        1,995,867      2,172,499
                                                    ----------     ----------       ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           --             --               --             --
                                                    ----------     ----------       ----------     ----------
Increase (Decrease) in Net Assets ...............    5,673,657      2,905,646        2,391,608      2,549,969
Net Assets -- Beginning of Period ...............    2,905,646             --        2,549,969             --
                                                    ----------     ----------       ----------     ----------
Net Assets -- End of Period .....................   $8,579,303     $2,905,646       $4,941,577     $2,549,969
                                                    ==========     ==========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --             --               --             --
 Redeemed .......................................           --             --               --             --
                                                    ----------     ----------       ----------     ----------
 Net Increase (Decrease) ........................           --             --               --             --
                                                    ----------     ----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           70             25               31             24
 Redeemed .......................................          (34)            (2)             (17)            (4)
                                                    ----------     ----------       ----------     ----------
 Net Increase (Decrease) ........................           36             23               14             20
                                                    ----------     ----------       ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Fidelity VIP                     Fidelity VIP
                                                       Growth & Income (b)                High Income (b)
                                                --------------------------------- -------------------------------
                                                      2004             2003            2004            2003
                                                ---------------- ---------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   12,425       $       --       $  149,283     $       --
 Net realized gain (loss) on investments ......       50,336           10,891            1,165          5,913
 Change in unrealized appreciation
  (depreciation) on investments ...............       45,273          132,444           (1,488)       113,927
                                                  ----------       ----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................      108,034          143,335          148,960        119,840
                                                  ----------       ----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      155,156           31,645          319,961         40,013
  Transfers between funds and guaranteed
   interest account, net ......................      162,617        1,527,683          308,749      2,324,923
  Transfers for contract benefits and
   terminations ...............................       (7,565)              --         (229,826)            --
  Contract maintenance charges ................      (43,336)         (13,856)         (68,365)       (14,715)
                                                  ----------       ----------       ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      266,872        1,545,472          330,519      2,350,221
                                                  ----------       ----------       ----------     ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................           --               --               --             --
                                                  ----------       ----------       ----------     ----------
Increase (Decrease) in Net Assets .............      374,906        1,688,806          479,479      2,470,061
Net Assets -- Beginning of Period .............    1,688,806               --        2,470,061             --
                                                  ----------       ----------       ----------     ----------
Net Assets -- End of Period ...................   $2,063,712       $1,688,806       $2,949,540     $2,470,061
                                                  ==========       ==========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --               --               --             --
 Redeemed .....................................           --               --               --             --
                                                  ----------       ----------       ----------     ----------
 Net Increase (Decrease) ......................           --               --               --             --
                                                  ----------       ----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            9               16               31             29
 Redeemed .....................................           (6)              (2)             (29)            (7)
                                                  ----------       ----------       ----------     ----------
 Net Increase (Decrease) ......................            3               14                2             22
                                                  ----------       ----------       ----------     ----------



                                                        Fidelity VIP                   Fidelity VIP
                                                 Investment Grade Bond (b)             Mid Cap (b)
                                                ---------------------------- --------------------------------
                                                     2004           2003           2004            2003
                                                -------------- ------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $  222,378    $       --     $        --     $       --
 Net realized gain (loss) on investments ......       (9,373)      (29,542)        241,496          7,198
 Change in unrealized appreciation
  (depreciation) on investments ...............      (27,955)       81,467         976,379        166,833
                                                  ----------    ----------     -----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................      185,050        51,925       1,217,875        174,031
                                                  ----------    ----------     -----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      376,290        47,192         821,600         47,173
  Transfers between funds and guaranteed
   interest account, net ......................    2,587,920     3,629,163       7,742,112      1,482,466
  Transfers for contract benefits and
   terminations ...............................     (322,342)           --        (303,902)            --
  Contract maintenance charges ................      (99,877)      (47,690)       (134,969)       (11,055)
                                                  ----------    ----------     -----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................    2,541,991     3,628,665       8,124,841      1,518,584
                                                  ----------    ----------     -----------     ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................           --            --              --             --
                                                  ----------    ----------     -----------     ----------
Increase (Decrease) in Net Assets .............    2,727,041     3,680,589       9,342,716      1,692,615
Net Assets -- Beginning of Period .............    3,680,589            --       1,692,615             --
                                                  ----------    ----------     -----------     ----------
Net Assets -- End of Period ...................   $6,407,630    $3,680,589     $11,035,331     $1,692,615
                                                  ==========    ==========     ===========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --            --              --             --
 Redeemed .....................................           --            --              --             --
                                                  ----------    ----------     -----------     ----------
 Net Increase (Decrease) ......................           --            --              --             --
                                                  ----------    ----------     -----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           62            80              77             16
 Redeemed .....................................          (38)           44             (28)            (4)
                                                  ----------    ----------     -----------     ----------
 Net Increase (Decrease) ......................           24            36              49             12
                                                  ----------    ----------     -----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Fidelity VIP                    Fidelity VIP
                                                          Value (b)                 Value Strategies (b)
                                                ----------------------------- ---------------------------------
                                                     2004           2003            2004             2003
                                                -------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   13,422     $  2,589       $    6,685       $   12,099
 Net realized gain (loss) on investments ......       47,279        9,875          119,521           17,746
 Change in unrealized appreciation
  (depreciation) on investments ...............       54,957       52,233          122,080          107,545
                                                  ----------     --------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................      115,658       64,697          248,286          137,390
                                                  ----------     --------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......      226,817       22,350          602,652           46,476
  Transfers between funds and guaranteed
   interest account, net ......................      457,373      776,775         (150,525)       2,383,796
  Transfers for contract benefits and
   terminations ...............................     (150,075)          --         (280,341)              --
  Contract maintenance charges ................      (39,319)      (6,234)        (121,584)         (18,891)
                                                  ----------     --------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      494,796      792,891           50,201        2,411,381
                                                  ----------     --------       ----------       ----------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................           --           --               --               --
                                                  ----------     --------       ----------       ----------
Increase (Decrease) in Net Assets .............      610,454      857,588          298,487        2,548,771
Net Assets -- Beginning of Period .............      857,588           --        2,548,771               --
                                                  ----------     --------       ----------       ----------
Net Assets -- End of Period ...................   $1,468,042     $857,588       $2,847,258       $2,548,771
                                                  ==========     ========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           --           --               --               --
 Redeemed .....................................           --           --               --               --
                                                  ----------     --------       ----------       ----------
 Net Increase (Decrease) ......................           --           --               --               --
                                                  ----------     --------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           18            8               29               20
 Redeemed .....................................          (15)          (1)             (30)              (3)
                                                  ----------     --------       ----------       ----------
 Net Increase (Decrease) ......................            3            7               (1)              17
                                                  ----------     --------       ----------       ----------



                                                     Laudus Rosenberg VIT              MFS Mid Cap
                                                 Value Long/Short Equity (b)             Growth
                                                ------------------------------ ---------------------------
                                                      2004           2003          2004          2003
                                                --------------- -------------- ------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (19,911)    $   (6,974)   $    (903)    $   (352)
 Net realized gain (loss) on investments ......        68,540        (37,493)       5,696        2,185
 Change in unrealized appreciation
  (depreciation) on investments ...............       324,771        (15,109)      13,663       15,800
                                                  -----------     ----------    ---------     --------
 Net increase (decrease) in net assets from
  operations ..................................       373,400        (59,576)      18,456       17,633
                                                  -----------     ----------    ---------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......       497,952        155,350       48,007       87,467
  Transfers between funds and guaranteed
   interest account, net ......................     2,865,281      1,296,141        6,342       23,629
  Transfers for contract benefits and
   terminations ...............................       (49,966)        (1,213)      (6,818)          (4)
  Contract maintenance charges ................      (178,651)       (57,442)     (19,373)      (9,060)
                                                  -----------     ----------    ---------     --------
Net increase (decrease) in net assets from
 contractowners transactions ..................     3,134,616      1,392,836       28,157      102,033
                                                  -----------     ----------    ---------     --------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        17,807      6,754,282          903          352
                                                  -----------     ----------    ---------     --------
Increase (Decrease) in Net Assets .............     3,525,823      8,087,542       47,516      120,018
Net Assets -- Beginning of Period .............     8,087,542             --      120,434          416
                                                  -----------     ----------    ---------     --------
Net Assets -- End of Period ...................   $11,613,365     $8,087,542    $ 167,950     $120,434
                                                  ===========     ==========    =========     ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................            --             --           --            1
 Redeemed .....................................            --             --           --           --
                                                  -----------     ----------    ---------     --------
 Net Increase (Decrease) ......................            --             --           --            1
                                                  -----------     ----------    ---------     --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................           195            140           --           --
 Redeemed .....................................          (163)          (126)          --           --
                                                  -----------     ----------    ---------     --------
 Net Increase (Decrease) ......................            32             14           --           --
                                                  -----------     ----------    ---------     --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                        PEA Renaissance             PIMCO Total Return
                                                ------------------------------- --------------------------
                                                      2004            2003          2004         2003
                                                --------------- --------------- ----------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  1,009,635     $    80,922    $   6,797    $  4,739
 Net realized gain (loss) on investments ......     1,183,895         203,451          124         472
 Change in unrealized appreciation
  (depreciation) on investments ...............     1,119,551       1,537,368        2,160        (251)
                                                 ------------     -----------    ---------    --------
 Net increase (decrease) in net assets from
  operations ..................................     3,313,081       1,821,741        9,081       4,960
                                                 ------------     -----------    ---------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     4,310,291         981,970       84,690     151,600
  Transfers between funds and guaranteed
   interest account, net ......................     9,766,407       8,531,262       (1,965)     (5,256)
  Transfers for contract benefits and
   terminations ...............................      (726,856)        (24,176)     (14,744)        (25)
  Contract maintenance charges ................    (1,092,634)       (189,818)     (39,462)    (20,175)
                                                 ------------     -----------    ---------    --------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,257,208       9,299,240       28,519     126,144
                                                 ------------     -----------    ---------    --------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        45,815           7,119        1,094         583
                                                 ------------     -----------    ---------    --------
Increase (Decrease) in Net Assets .............    15,616,104      11,128,100       38,694     131,686
Net Assets -- Beginning of Period .............    11,148,733          20,633      163,483      31,797
                                                 ------------     -----------    ---------    --------
Net Assets -- End of Period ...................  $ 26,764,837     $11,148,733    $ 202,177    $163,483
                                                 ============     ===========    =========    ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           132              75            1           2
 Redeemed .....................................           (62)            (11)          --          (1)
                                                 ------------     -----------    ---------    --------
 Net Increase (Decrease) ......................            70              65            1           1
                                                 ------------     -----------    ---------    --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            --              --           --          --
 Redeemed .....................................            --              --           --          --
                                                 ------------     -----------    ---------    --------
 Net Increase (Decrease) ......................            --              --           --          --
                                                 ------------     -----------    ---------    --------



                                                                                         Vanguard VIF
                                                  U.S. Real Estate -- Class I            Equity Index
                                                ------------------------------- -------------------------------
                                                      2004            2003            2004            2003
                                                --------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    421,015     $    (6,747)     $  33,396       $    500
 Net realized gain (loss) on investments ......     2,738,298         120,772         55,765         12,522
 Change in unrealized appreciation
  (depreciation) on investments ...............     6,116,678       1,766,713         56,642        110,222
                                                 ------------     -----------     ----------       --------
 Net increase (decrease) in net assets from
  operations ..................................     9,275,991       1,880,738        145,803        123,244
                                                 ------------     -----------     ----------       --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     5,530,353       1,928,653        585,558        537,994
  Transfers between funds and guaranteed
   interest account, net ......................    25,242,365       7,925,696        604,056        226,388
  Transfers for contract benefits and
   terminations ...............................      (889,977)        (26,380)        (5,695)           (11)
  Contract maintenance charges ................    (1,152,980)       (266,153)      (144,665)       (69,395)
                                                 ------------     -----------     ----------       --------
Net increase (decrease) in net assets from
 contractowners transactions ..................    28,729,761       9,561,817      1,039,254        694,976
                                                 ------------     -----------     ----------       --------
Net increase (decrease) in amount
 retained by AXA Equitable in Separate
 Account FP ...................................        41,942           6,394          7,528          2,429
                                                 ------------     -----------     ----------       --------
Increase (Decrease) in Net Assets .............    38,047,694      11,448,949      1,192,585        820,649
Net Assets -- Beginning of Period .............    12,754,007       1,305,058        932,054        111,405
                                                 ------------     -----------     ----------       --------
Net Assets -- End of Period ...................  $ 50,801,701     $12,754,007     $2,124,639       $932,054
                                                 ============     ===========     ==========       ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .......................................           263             111             14             10
 Redeemed .....................................           (83)            (32)            (4)            (2)
                                                 ------------     -----------     ----------       --------
 Net Increase (Decrease) ......................           180              79             10              8
                                                 ------------     -----------     ----------       --------
Unit Activity 0.00% to 0.90% Class B
 Issued .......................................            --              --             --             --
 Redeemed .....................................            --              --             --             --
                                                 ------------     -----------     ----------       --------
 Net Increase (Decrease) ......................            --              --             --             --
                                                 ------------     -----------     ----------       --------

-------
The accompanying notes are an integral part of these financial statements.
(a) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(b) Commenced operations on May 2, 2003.
(c) Commenced operations on October 13, 2003.
(d) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(e) Commenced operations on October 25, 2004.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2004


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, Davis Variable Account Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, MFS Variable Insurance Trust, PIMCO Advisors VIT, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 67 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation(1)
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity(2)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(3)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o Davis Value
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth(8)
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity
o EQ/Enterprise Equity
o EQ/Enterprise Equity Income
o EQ/Enterprise Growth
o EQ/Enterprise Growth and Income
o EQ/Enterprise Small Company Growth
o EQ/Enterprise Small Company Value
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/J.P. Morgan Core Bond
o EQ/Janus Large Cap Growth
o EQ/JP Morgan Value Opportunities(7)
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value(4)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Small Company Index
o Fidelity VIP Asset Manager: Growth
o Fidelity VIP Contrafund
o Fidelity VIP Equity-Income
o Fidelity VIP Growth & Income
o Fidelity VIP High Income
o Fidelity VIP Investment Grade Bond
o Fidelity VIP Mid Cap
o Fidelity VIP Value
o Fidelity VIP Value Strategies
o Laudus Rosenberg VIT Value Long/Short Equity(5)
o MFS Mid Cap Growth
o PEA Renaissance(6)
o PIMCO Total Return
o U.S. Real Estate -- Class I
o Vanguard VIF Equity Index

----------------------

1) Formerly known as EQ/Balanced
2) Formerly known as EQ/Aggressive Stock
3) Formerly known as EQ/High Yield
4) Formerly known as EQ/Putnam International Equity
5) Formerly known as AXA Rosenberg VIT Value Long/Short Equity
6) Formerly known as PIMCO Renaissance
7) Formerly known as EQ/Putnam Growth & Income Value
8) Formerly known as EQ/Putnam Voyager

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for Variable Life products issued by AXA Equitable including Accumulator Life, Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life '02, Incentive Life Plus(SM), Paramount Life, IL Protector(SM), Incentive Life COLI and Incentive Life COLI '04, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life 1999, Survivorship Incentive Life '02; flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distributor Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate Accounts:
An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


2. Significant Accounting Policies (Concluded)

guaranteed interest account of AXA Equitable's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                                              Purchases          Sales
                                                           --------------   --------------
AXA Aggressive Allocation ..............................    $  7,295,610     $    897,335
AXA Conservative Allocation ............................       5,017,336        2,955,786
AXA Conservative-Plus Allocation .......................       2,034,438          586,493
AXA Moderate Allocation ................................      77,739,141      133,719,748
AXA Moderate-Plus Allocation ...........................      14,970,205        1,792,451
AXA Premier VIP Aggressive Equity ......................      13,540,116       48,028,151
AXA Premier VIP Core Bond ..............................      41,004,017       24,151,830
AXA Premier VIP Health Care ............................      16,253,457        6,694,884
AXA Premier VIP High Yield .............................     205,743,711      206,699,528
AXA Premier VIP International Equity ...................      21,740,837        2,693,785
AXA Premier VIP Large Cap Core Equity ..................       5,255,070        3,378,745
AXA Premier VIP Large Cap Growth .......................      11,469,975        7,085,364
AXA Premier VIP Large Cap Value ........................      18,585,973       11,591,649
AXA Premier VIP Small/Mid Cap Growth ...................      24,185,190       12,214,784
AXA Premier VIP Small/Mid Cap Value ....................      29,885,408       15,084,359
AXA Premier VIP Technology .............................     113,774,760       61,353,103
Davis Value ............................................         152,957           49,825
EQ/Alliance Common Stock ...............................     111,800,844      178,888,377
EQ/Alliance Growth and Income ..........................      59,973,788       47,483,756
EQ/Alliance Intermediate Government Securities .........      48,392,094       73,257,194
EQ/Alliance International ..............................     135,353,088      142,333,940
EQ/Alliance Premier Growth .............................       8,751,778       14,369,621
EQ/Alliance Quality Bond ...............................      56,794,383       76,894,951
EQ/Alliance Small Cap Growth ...........................      29,654,522       29,772,727
EQ/Bernstein Diversified Value .........................      44,105,631       23,129,701
EQ/Calvert Socially Responsible ........................           8,535              368
EQ/Capital Guardian Growth .............................         112,357          263,123
EQ/Capital Guardian International ......................         880,205          237,186
EQ/Capital Guardian Research ...........................      15,263,226       16,204,798
EQ/Capital Guardian U.S. Equity ........................      19,861,544       11,903,785

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


3. Purchases and Sales of Investments (Concluded)


                                                           Purchases         Sales
                                                         -------------   -------------
EQ/Emerging Market Equity ............................     34,778,631      18,574,539
EQ/Enterprise Equity .................................          8,728              --
EQ/Enterprise Equity Income ..........................         51,599           1,568
EQ/Enterprise Growth .................................          2,936               6
EQ/Enterprise Growth and Income ......................          5,745               3
EQ/Enterprise Small Company Growth ...................          3,697              12
EQ/Enterprise Small Company Value ....................        137,598           2,302
EQ/Equity 500 Index ..................................     92,792,803      98,633,096
EQ/Evergreen Omega ...................................      7,780,424       5,459,988
EQ/FI Mid Cap ........................................     36,412,301      17,425,980
EQ/FI Small/Mid Cap Value ............................     58,648,957      30,087,916
EQ/J.P. Morgan Core Bond .............................      7,559,162       3,005,491
EQ/Janus Large Cap Growth ............................     11,832,665      11,917,152
EQ/JP Morgan Value Opportunities .....................     11,176,183      13,119,340
EQ/Lazard Small Cap Value ............................     13,423,506       1,393,336
EQ/Marsico Focus .....................................     27,680,748      16,193,062
EQ/Mercury Basic Value Equity ........................     46,797,441      27,502,907
EQ/Mercury International Value .......................     27,020,741      15,634,110
EQ/MFS Emerging Growth Companies .....................     19,233,484      33,474,847
EQ/MFS Investors Trust ...............................      5,582,525       6,016,368
EQ/Money Market ......................................    358,277,281     425,851,925
EQ/Small Company Index ...............................     30,043,543      17,246,418
Fidelity VIP Asset Manager: Growth ...................      1,385,986       1,222,382
Fidelity VIP Contrafund ..............................      6,572,977       1,746,996
Fidelity VIP Equity-Income ...........................      2,931,121         886,994
Fidelity VIP Growth & Income .........................        721,717         442,421
Fidelity VIP High Income .............................      3,137,509       2,657,707
Fidelity VIP Investment Grade Bond ...................      5,354,990       2,590,622
Fidelity VIP Mid Cap .................................     10,028,222       1,903,383
Fidelity VIP Value ...................................      1,834,072       1,325,854
Fidelity VIP Value Strategies ........................      2,822,752       2,765,865
Laudus Rosenberg VIT Value Long/Short Equity .........     18,687,012      15,554,500
MFS Mid Cap Growth ...................................         50,837          22,679
PEA Renaissance ......................................     17,926,720       5,526,122
PIMCO Total Return ...................................         86,898          52,020
U.S. Real Estate -- Class I ..........................     38,520,314       8,964,994
Vanguard VIF Equity Index ............................      1,418,432         335,674


4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust--Laudus VIT Value Long/Short Equity Portfolio. Davis Selected Advisers, L.P. serves as investment manager for the Davis Variable Account Fund, Inc.--Davis Value Portfolio. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, FMR Co., Inc. serves as investment manager for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


4. Expenses and Related Party Transactions (Concluded)

Massachusetts Financial Services Company serves as investment manager of MFS Variable Insurance Trust--MFS Mid Cap Growth Portfolio. OpCap Advisors LLC serves as investment manager for PIMCO Advisors VIT--PEA Renaissance Portfolio. Pacific Investment Management Company LLC (PIMCO) serves as investment manager for PIMCO Variable Insurance Trust--PIMCO Total Return Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index, as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

Boston Advisors serves as an investment advisor for the EQ/Enterprise Equity Income Portfolio in EQAT. Boston Advisors is an indirectly wholly owned subsidiary of AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Transfers

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004             Removed Portfolio          Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology         AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class A                 71,822                     35,486
Shares -- Class B             12,013,152                  5,908,280
Value -- Class A             $   295,601                $   295,601
Value -- Class B             $48,917,642                $48,917,642
Net Assets before merger     $49,213,243                $10,177,765
Net Assets after merger               --                $59,391,008
--------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


5. Substitutions/Transfers (Concluded)


--------------------------------------------------------------------------------
 May 2, 2003                 Removed Portfolio            Surviving Portfolio
--------------------------------------------------------------------------------
                        EQ/International Equity Index  EQ/Alliance International
--------------------------------------------------------------------------------
Shares -- Class A                   8,350                            7,900
Shares -- Class B                  70,385                           67,601
Value -- Class A                  $59,088                          $59,088
Value -- Class B                 $498,398                         $498,398
Net Assets before merger         $557,486                      $33,139,983
Net Assets after merger                --                      $33,697,469
--------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this was to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                             Mortality and Expense     Mortality     Administrative      Total
                                                            -----------------------   -----------   ----------------   --------
Accumulator Life ........................................       varies (b)(d)             --               --           varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000 .....................         .60%(a)                 --               --            .60%
Incentive Life '02 ......................................         .80%(b)                 --               --            .80%
Survivorship Incentive Life '02 .........................         .90%(b)                 --               --            .90%
Paramount Life ..........................................         .60%(a)                 --               --            .60%
IL Plus Original Series .................................         .60%(b)                 --               --            .60%
Incentive Life COLI .....................................         .60%{b)                 --               --            .60%
Incentive Life COLI '04 .................................         .75%(b)(c)              --               --            .75%
Survivorship Incentive Life 1999 ........................         .60%(a)                 --               --            .60%
Survivorship 2000 .......................................         .90%(a)                 --               --            .90%
IL Protector ............................................         .80%(a)                 --               --            .80%
SP-Flex .................................................         .85%(a)               .60%(a)          .35%(a)        1.80%

----------
(a) Charged to daily net assets of the Account.
(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
(c) Policy years 1-5 0.75% (1.00% maximum)
    Policy years 6-20 0.55% (0.75% maximum)
(d) Varies by age, sex, class. The highest current charge is 1.21%.
    Policy years 1-10 0.71% to 1.46% maximum
    Policy years 11+ 0.30% to 0.50% maximum

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment.

The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004

6. Contractowner Charges (Continued)

The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.75% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease.

The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment option. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment options. The current mortality and expense risk charges are lower than guaranteed charges.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Paramount Life, IL Protector, Incentive Life COLI '04 and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


Charges                                When charge is deducted
------------------------------------- -------------------------
Riders                                Monthly

Death Benefit Guarantee (Guaranteed   Monthly
Minimum Death Benefit Charge).

Taxes                                 At time of premium
                                      payment

Premium Sales Charge                  At time of premium
                                      payment

Monthly administrative charges        Monthly

Cost of Insurance (COI) and Rating    Monthly
charge



Charges                                                   Amount deducted                          How deducted
------------------------------------- ------------------------------------------------------- ----------------------
Riders                                Amount varies depending on the specifics of your        Unit liquidation from
                                      policy.                                                 account value

Death Benefit Guarantee (Guaranteed   Low - $0.01 for each $1,000 of face amount of           Unit liquidation from
Minimum Death Benefit Charge).        the policy.                                             account value

                                      High - $0.02 for each $1,000 of face amount of
                                      the policy.

Taxes                                 Varies by state of residence of insured person.         Deducted from
                                                                                              premium

Premium Sales Charge                  Depending on the policy, varies from a flat fee of $2   Deducted from
                                      to $250 to a range of 3% to 30% on each premium         premium

Monthly administrative charges        Low - $5 per month                                      Unit liquidation from
                                                                                              account value
                                      High - Depending on face amount, policyholder
                                      age at issue and policy year, up to $55 per year.
                                      Depending on the policy, may also be a charge per
                                      $1,000 of face amount ranging from $0.03 to 0.20

Cost of Insurance (COI) and Rating    Amount varies depending upon specifics of policy.       Unit liquidation from
charge                                COI based upon amount at risk. Rating Charge            account value
                                      based upon face amount of insurance.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


6. Contractowner Charges (Concluded)


Charges                                      When charge is deducted
------------------------------------------- -------------------------
Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on contract.

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year

Living Benefits Rider                       At time of transaction.



Charges                                                        Amount deducted                        How deducted
------------------------------------------- ---------------------------------------------------- ----------------------
Surrender, termination or decrease in       Low - The amount of surrender charges is set forth   Unit liquidation from
face amount of policy during the first 10   in your policy.                                      account value
or 15 years depending on contract.

Partial Withdrawal                          $25 ( or if less, 2% of the withdrawal)              Unit liquidation from
                                                                                                 account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not       Unit liquidation from
                                            more than $250 in total)                             account value

Administrative Surrender Charge             High $2 to $6 per 1,000 depending on issue age
                                            which after the third year declines

                                            Low- $450 which after the third year declines        Unit liquidation from
                                                                                                 account value

Transfers among investment options          Low - $25 after 12 transfers                         Unit liquidation from
per policy year                                                                                  account value

                                            High - $25 per transfer

Living Benefits Rider                       Low - $100                                           Unit liquidation from
                                                                                                 account value
                                            High - Up to $250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $122.81              --                 --            --         12.07%
           Highest contract charge 0.90% Class A (w)    $121.44              --                 --            --         11.07%
           All contract charges                              --              46         $    5,618          2.19%           --
    2003   Lowest contract charge 0.00% Class A (w)     $109.58              --                 --            --          9.58%
           Highest contract charge 0.90% Class A (w)    $109.34              --                 --            --          9.34%
           All contract charges                              --               5         $      498          2.53%           --
AXA Aggressive Allocation
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $122.43              --                 --            --         11.79%
           Highest contract charge 0.90% Class B (w)    $121.06              --                 --            --         10.79%
           All contract charges                              --              15         $    1,816          2.19%           --
    2003   Lowest contract charge 0.60% Class B (w)     $109.35              --                 --            --          9.35%
           Highest contract charge 0.90% Class B (w)    $109.27              --                 --            --          9.27%
           All contract charges                              --               1         $       70          2.53%           --
AXA Conservative Allocation
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $109.01              --                 --            --          6.29%
           Highest contract charge 0.90% Class A (w)    $107.79              --                 --            --          5.33%
           All contract charges                              --              19         $    2,008          4.49%           --
    2003   Lowest contract charge 0.00% Class A (w)     $102.56              --                 --            --          2.56%
           Highest contract charge 0.90% Class A (w)    $102.33              --                 --            --          2.33%
           All contract charges                              --              --                 --          5.78%           --
AXA Conservative Allocation
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $108.67              --                 --            --          6.03%
           Highest contract charge 0.90% Class B (w)    $107.45              --                 --            --          5.07%
           All contract charges                              --               2         $      167          4.49%           --
    2003   Lowest contract charge 0.60% Class B (w)     $102.34              --                 --            --          2.34%
           Highest contract charge 0.90% Class B (w)    $102.27              --                 --            --          2.27%
           All contract charges                              --              --                 --          5.78%           --
AXA Conservative-Plus Allocation
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $112.95              --                 --            --          8.02%
           Highest contract charge 0.90% Class A (w)    $111.68              --                 --            --          7.05%
           All contract charges                              --              11         $    1,341          5.08%           --
    2003   Lowest contract charge 0.00% Class A (w)     $104.56              --                 --            --          4.56%
           Highest contract charge 0.60% Class A (w)    $104.32              --                 --            --          4.32%
           All contract charges                              --               2         $      171          6.23%           --
AXA Conservative-Plus Allocation
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $112.59              --                 --            --          7.75%
           Highest contract charge 0.90% Class B (w)    $111.33              --                 --            --          6.78%
           All contract charges                              --               3         $      326          5.08%           --
    2003   Lowest contract charge 0.60% Class B (w)     $104.34              --                 --            --          4.34%
           Highest contract charge 0.90% Class B (w)    $104.26              --                 --            --          4.26%
           All contract charges                              --              --                 --          6.23%           --
AXA Moderate Allocation (g)(s)
------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $237.11              --                 --            --          9.00%
           Highest contract charge 0.90% Class A        $229.71              --                 --            --          8.02%
           All contract charges                              --           3,033         $1,379,837          2.77%           --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Moderate Allocation (g)(s) (Continued)
------------------------------------------
    2003   Lowest contract charge 0.00% Class A         $217.54              --                 --            --           19.42%
           Highest contract charge 0.90% Class A        $212.66              --                 --            --           18.35%
           All contract charges                              --           3,223         $1,365,262          2.42%             --
    2002   Lowest contract charge 0.00% Class A         $182.16              --                 --            --          (12.52)%
           Highest contract charge 0.90% Class A        $179.69              --                 --            --          (13.30)%
           All contract charges                              --           3,472         $1,247,446          1.63%             --
    2001   Lowest contract charge 0.00% Class A         $208.22              --                 --            --           (1.84)%
           Highest contract charge 0.90% Class A        $207.26              --                 --            --           (2.73)%
           All contract charges                              --           1,587         $  673,865          2.85%             --
    2000   Lowest contract charge 0.00% Class A         $212.12              --                 --            --           (1.32)%
           Highest contract charge 0.90% Class A        $213.08              --                 --            --           (2.21)%
           All contract charges                              --           1,128         $  502,845          3.23%             --
AXA Moderate Allocation (g)(s)
------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $118.80              --                 --            --            8.72%
           Highest contract charge 0.90% Class B (g)    $125.97              --                 --            --            7.75%
           All contract charges                              --             660         $   77,456          2.77%             --
    2003   Lowest contract charge 0.60% Class B         $108.53              --                 --            --           18.32%
           Highest contract charge 0.90% Class B (g)    $116.91              --                 --            --           18.07%
           All contract charges                              --             600         $   65,147          2.42%             --
    2002   Lowest contract charge 0.60% Class B         $ 91.64              --                 --            --           13.26%
           Highest contract charge 0.90% Class B (g)    $ 99.02              --                 --            --           13.51%
           All contract charges                              --             524         $   48,019          1.63%             --
    2001   Lowest contract charge 0.60% Class B         $105.65              --                 --            --            2.69%
           Highest contract charge 0.90% Class B (g)    $114.49              --                 --            --           (3.93)%
           All contract charges                              --             169         $   17,855          2.85%
    2000   Lowest contract charge 0.60% Class B         $108.57              --                 --            --            2.17%
           Highest contract charge 0.60% Class B (g)    $108.57              --                 --            --              --
           All contract charges                              --              49         $    5,320          3.23%             --
AXA Moderate-Plus Allocation
----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (w)     $121.36              --                 --            --           11.97%
           Highest contract charge 0.90% Class A (w)    $120.00              --                 --            --           10.96%
           All contract charges                              --             108         $   13,111          4.00%             --
    2003   Lowest contract charge 0.00% Class A (w)     $108.39              --                 --            --            8.39%
           Highest contract charge 0.90% Class A (w)    $108.14              --                 --            --            8.14%
           All contract charges                              --              10         $    1,122          3.22%             --
AXA Moderate-Plus Allocation
----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $120.99              --                 --            --           11.69%
           Highest contract charge 0.90% Class B (w)    $119.63              --                 --            --           10.69%
           All contract charges                              --              18         $    2,181          4.00%             --
    2003   Lowest contract charge 0.60% Class B (w)     $108.16              --                 --            --            8.16%
           Highest contract charge 0.90% Class B (w)    $108.08              --                 --            --            8.08%
           All contract charges                              --               1         $      161          3.22%             --
AXA Premier VIP Aggressive Equity
---------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $154.55              --                 --            --           12.38%
           Highest contract charge 0.90% Class A        $171.23              --                 --            --           11.37%
           All contract charges                              --           1,196         $  524,796            --              --
    2003   Lowest contract charge 0.00% Class A         $137.53              --                 --            --           37.87%
           Highest contract charge 0.90% Class A        $153.75              --                 --            --           36.62%
           All contract charges                              --           1,268         $  501,715            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                     ------------ --------------------- ------------ ---------------- --------------
AXA Premier VIP Aggressive Equity (Continued)
---------------------------------------------
    2002   Lowest contract charge 0.00% Class A         $ 99.75               --              --              --         (28.69)%
           Highest contract charge 0.90% Class A        $112.54               --              --              --         (29.33)%
           All contract charges                              --            1,303        $380,055            0.01%            --
    2001   Lowest contract charge 0.00% Class A         $139.88               --              --              --         (24.98)%
           Highest contract charge 0.90% Class A        $159.24               --              --              --         (25.66)%
           All contract charges                              --            1,402        $581,065            0.49%            --
    2000   Lowest contract charge 0.00% Class A         $186.45               --              --              --         (13.13)%
           Highest contract charge 0.90% Class A        $214.20               --              --              --         (13.91)%
           All contract charges                              --            1,466        $823,956            0.36%            --
AXA Premier VIP Aggressive Equity
---------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $ 80.86               --              --              --          12.10%
           Highest contract charge 0.90% Class B        $ 76.29               --              --              --          11.09%
           All contract charges                              --              195        $ 15,176              --             --
    2003   Lowest contract charge 0.60% Class B         $ 69.81               --              --              --          36.70%
           Highest contract charge 0.90% Class B        $ 68.67               --              --              --          36.28%
           All contract charges                              --              180        $ 12,550              --             --
    2002   Lowest contract charge 0.60% Class B         $ 51.07               --              --              --         (29.30)%
           Highest contract charge 0.90% Class B        $ 50.39               --              --              --         (29.51)%
           All contract charges                              --              149        $  7,609            0.01%            --
    2001   Lowest contract charge 0.60% Class B         $ 72.23               --              --              --         (25.63)%
           Highest contract charge 0.90% Class B        $ 71.49               --              --              --         (25.85)%
           All contract charges                              --              104        $  7,512            0.49%            --
    2000   Lowest contract charge 0.60% Class B         $ 97.12               --              --              --         (13.86)%
           Highest contract charge 0.90% Class B        $ 96.41               --              --              --         (14.12)%
           All contract charges                              --               51        $  4,953            0.36%            --
AXA Premier VIP Core Bond
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $111.21               --              --              --           4.15%
           Highest contract charge 0.60% Class A (t)    $115.19               --              --              --           3.52%
           All contract charges                              --               70        $  7,733            3.96%            --
    2003   Lowest contract charge 0.00% Class A (p)     $106.78               --              --              --           4.02%
           Highest contract charge 0.60% Class A (t)    $111.27               --              --              --           3.39%
           All contract charges                              --               29        $  3,055            3.49%            --
    2002   Lowest contract charge 0.00% Class A (p)     $102.66               --              --              --           2.42%
           Highest contract charge 0.60% Class A (t)    $107.62               --              --              --           5.92%
           All contract charges                              --                1        $    103            3.68%            --
AXA Premier VIP Core Bond
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $116.59               --              --              --           3.89%
           Highest contract charge 0.90% Class B (j)    $113.47               --              --              --           2.95%
           All contract charges                              --              433        $ 49,761            3.96%            --
    2003   Lowest contract charge 0.00% Class B (j)     $112.23               --              --              --           3.74%
           Highest contract charge 0.90% Class B (j)    $110.22               --              --              --           2.81%
           All contract charges                              --              339        $ 37,698            3.49%            --
    2002   Lowest contract charge 0.00% Class B (j)     $108.18               --              --              --           6.31%
           Highest contract charge 0.90% Class B (j)    $107.20               --              --              --           5.70%
           All contract charges                              --              211        $ 22,720            3.68%            --
AXA Premier VIP Health Care
---------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $145.63               --              --              --          12.41%
           Highest contract charge 0.60% Class A (t)    $114.04               --              --              --          11.73%
           All contract charges                              --               19        $  2,722            7.22%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP Health Care (Continued)
---------------------------------------
    2003   Lowest contract charge 0.00% Class A (p)     $129.56             --                  --          --            28.45%
           Highest contract charge 0.60% Class A (t)    $102.07             --                  --          --            27.68%
           All contract charges                              --              7            $    876        1.59%              --
    2002   Lowest contract charge 0.00% Class A (p)     $100.86             --                  --          --            (2.89)%
           Highest contract charge 0.60% Class A (t)    $ 79.94             --                  --          --           (18.00)%
           All contract charges                              --             --                  --          --               --
AXA Premier VIP Health Care
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $115.02             --                  --          --           12.13%
           Highest contract charge 0.90% Class B (j)    $111.95             --                  --          --           11.12%
           All contract charges                              --            166            $ 18,806        7.22%             --
    2003   Lowest contract charge 0.00% Class B (j)     $102.58             --                  --          --           28.13%
           Highest contract charge 0.90% Class B (j)    $100.74             --                  --          --           26.99%
           All contract charges                              --            102            $ 10,414        1.59%             --
    2002   Lowest contract charge 0.00% Class B (j)     $ 80.06             --                  --          --          (13.07)%
           Highest contract charge 0.90% Class B (j)    $ 79.33             --                  --          --          (13.57)%
           All contract charges                               --             34            $  2,707          --              --
AXA Premier VIP High Yield
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $192.26             --                  --           --           8.94%
           Highest contract charge 0.90% Class A        $209.54             --                  --           --           7.96%
           All contract charges                              --            669            $186,819         6.83%            --
    2003   Lowest contract charge 0.00% Class A         $176.48             --                  --           --          22.87%
           Highest contract charge 0.90% Class A        $194.09             --                  --           --          21.77%
           All contract charges                              --            700            $188,085         6.31%            --
    2002   Lowest contract charge 0.00% Class A         $143.63             --                  --           --          (2.70)%
           Highest contract charge 0.90% Class A        $159.39             --                  --           --          (3.58)%
           All contract charges                              --            527            $115,345         9.16%            --
    2001   Lowest contract charge 0.00% Class A         $147.62             --                  --           --           0.95%
           Highest contract charge 0.90% Class A        $165.31             --                  --           --           0.03%
           All contract charges                              --            508            $116,138         9.74%            --
    2000   Lowest contract charge 0.00% Class A         $146.24             --                  --           --          (8.65)%
           Highest contract charge 0.90% Class A        $165.25             --                  --           --          (9.47)%
           All contract charges                              --            525            $119,390        10.46%            --
AXA Premier VIP High Yield
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $192.26             --                  --           --           8.94%
           Highest contract charge 0.90% Class B        $ 96.74             --                  --           --           7.69%
           All contract charges                              --            184            $ 18,240         6.83%            --
    2003   Lowest contract charge 0.60% Class B         $ 91.32             --                  --           --          21.82%
           Highest contract charge 0.90% Class B        $ 89.83             --                  --           --          21.46%
           All contract charges                              --            167            $ 15,250         6.31%            --
    2002   Lowest contract charge 0.60% Class B         $ 74.96             --                  --           --          (3.53)%
           Highest contract charge 0.90% Class B        $ 73.96             --                  --           --          (3.82)%
           All contract charges                              --            118            $  8,845         9.16%            --
    2001   Lowest contract charge 0.60% Class B         $ 77.70             --                  --           --           0.08%
           Highest contract charge 0.90% Class B        $ 76.90             --                  --           --          (0.22)%
           All contract charges                              --             61            $  4,740         9.74%            --
    2000   Lowest contract charge 0.60% Class B         $ 77.64             --                  --           --          (9.44)%
           Highest contract charge 0.90% Class B        $ 77.07             --                  --           --          (9.71)%
           All contract charges                              --             24            $  1,863        10.46%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP International Equity
------------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $170.04             --                  --            --          18.21%
           Highest contract charge 0.60% Class A (t)    $126.08             --                  --            --          17.50%
           All contract charges                              --             24             $ 4,174          4.18%            --
    2003   Lowest contract charge 0.00% Class A (p)     $143.85             --                  --            --          34.54%
           Highest contract charge 0.60% Class A (t)    $107.30             --                  --            --          33.74%
           All contract charges                              --             38             $ 1,072          1.59%            --
    2002   Lowest contract charge 0.00% Class A (p)     $106.92             --                  --            --          (2.55)%
           Highest contract charge 0.60% Class A (t)    $ 80.23             --                  --            --         (19.36)%
           All contract charges                              --             --                  --            --             --
AXA Premier VIP International Equity
------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $162.44             --                  --            --          17.91%
           Highest contract charge 0.90% Class B (j)    $121.98             --                  --            --          16.84%
           All contract charges                              --            181             $22,409          4.18%            --
    2003   Lowest contract charge 0.00% Class B (j)     $137.77             --                  --            --          31.46%
           Highest contract charge 0.90% Class B (j)    $104.39             --                  --            --          33.12%
           All contract charges                              --             37             $ 3,975          1.59%            --
    2002   Lowest contract charge 0.60% Class B (j)     $ 78.66             --                  --            --         (21.16)%
           Highest contract charge 0.90% Class B (j)    $ 78.42             --                  --            --         (21.31)%
           All contract charges                              --              1             $    79            --             --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $149.32             --                  --            --           9.95%
           Highest contract charge 0.60% Class A (t)    $108.47             --                  --            --           9.29%
           All contract charges                              --             13             $ 1,907          5.78%            --
    2003   Lowest contract charge 0.00% Class A (p)     $135.81             --                  --            --          28.45%
           Highest contract charge 0.60% Class A (t)    $ 99.25             --                  --            --          27.69%
           All contract charges                              --              6             $   850          0.49%            --
    2002   Lowest contract charge 0.00% Class A (p)     $105.73             --                  --            --          (3.82)%
           Highest contract charge 0.60% Class A (t)    $ 77.73             --                  --          0.17%        (19.20)%
           All contract charges                              --             --                  --            --             --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $135.37             --                  --            --           9.67%
           Highest contract charge 0.90% Class B (j)    $105.95             --                  --            --           8.69%
           All contract charges                              --             20             $ 2,245          5.78%            --
    2003   Lowest contract charge 0.00% Class B (j)     $123.43             --                  --            --          18.81%
           Highest contract charge 0.90% Class B (j)    $ 97.48             --                  --            --          26.98%
           All contract charges                              --             12             $ 1,276          0.49%            --
    2002   Lowest contract charge 0.60% Class B (j)     $ 77.00             --                  --            --         (16.99)%
           Highest contract charge 0.90% Class B (j)    $ 76.77             --                  --          0.17%        (17.15)%
           All contract charges                              --             --                  --            --             --
AXA Premier VIP Large Cap Growth
--------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $144.24             --                  --            --           6.93%
           Highest contract charge 0.60% Class A (t)    $ 99.99             --                  --            --           6.29%
           All contract charges                              --             24             $ 3,359            --             --
    2003   Lowest contract charge 0.00% Class A (p)     $134.89             --                  --            --          30.95%
           Highest contract charge 0.60% Class A (t)    $ 94.07             --                  --            --          30.17%
           All contract charges                              --             10             $ 1,200            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $103.01             --                  --            --          (6.22)%
           Highest contract charge 0.60% Class A (t)    $ 72.27             --                  --            --         (23.59)%
           All contract charges                              --             --                  --            --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $130.68             --                  --            --            6.66%
           Highest contract charge 0.90% Class B (j)    $ 93.28             --                  --            --            5.70%
           All contract charges                              --             86             $ 8,182            --              --
    2003   Lowest contract charge 0.00% Class B (j)     $122.51             --                  --            --           18.93%
           Highest contract charge 0.90% Class B (j)    $ 88.25             --                  --            --           29.45%
           All contract charges                              --             60             $ 5,341            --              --
    2002   Lowest contract charge 0.60% Class B (j)     $ 68.38             --                  --            --          (18.92)%
           Highest contract charge 0.90% Class B (j)    $ 68.17             --                  --            --          (19.08)%
           All contract charges                              --              2             $   137            --              --
AXA Premier VIP Large Cap Value
-------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $158.60             --                  --            --           14.71%
           Highest contract charge 0.60% Class A (t)    $118.01             --                  --            --           14.02%
           All contract charges                              --             16             $ 2,388          9.79%             --
    2003   Lowest contract charge 0.00% Class A (p)     $138.26             --                  --            --           31.43%
           Highest contract charge 0.60% Class A (t)    $103.50             --                  --            --           30.63%
           All contract charges                              --              5             $   715          4.22%             --
    2002   Lowest contract charge 0.00% Class A (p)     $105.20             --                  --            --           (2.51)%
           Highest contract charge 0.60% Class A (t)    $ 79.23             --                  --            --          (19.39)%
           All contract charges                              --             --                  --            --              --
AXA Premier VIP Large Cap Value
-------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $146.01             --                  --            --           14.43%
           Highest contract charge 0.90% Class B (j)    $117.02             --                  --            --           13.40%
           All contract charges                              --             70             $ 8,274          9.79%             --
    2003   Lowest contract charge 0.00% Class B (j)     $127.60             --                  --            --           23.26%
           Highest contract charge 0.90% Class B (j)    $103.20             --                  --            --           29.91%
           All contract charges                              --             25             $ 2,607          4.22%             --
    2002   Lowest contract charge 0.60% Class B (j)     $ 79.68             --                  --            --          (18.89)%
           Highest contract charge 0.90% Class B (j)    $ 79.44             --                  --            --          (19.04)%
           All contract charges                              --              3             $   239            --              --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $169.69             --                  --            --           12.01%
           Highest contract charge 0.60% Class A (t)    $101.88             --                  --            --           11.34%
           All contract charges                              --             30             $ 5,044          1.84%             --
    2003   Lowest contract charge 0.00% Class A (p)     $151.50             --                  --            --           40.59%
           Highest contract charge 0.60% Class A (t)    $ 91.50             --                  --            --           39.74%
           All contract charges                              --             12             $ 1,846          3.55%             --
    2002   Lowest contract charge 0.00% Class A (p)     $107.76             --                  --            --           (2.66)%
           Highest contract charge 0.60% Class A (t)    $ 65.48             --                  --            --          (32.36)%
           All contract charges                              --             --                  --            --              --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $152.51             --                  --            --           11.73%
           Highest contract charge 0.90% Class B (j)    $ 95.83             --                  --            --           10.72%
           All contract charges                              --            171             $16,710          1.84%             --
    2003   Lowest contract charge 0.00% Class B (j)     $136.50             --                  --            --           30.62%
           Highest contract charge 0.90% Class B (j)    $ 86.54             --                  --            --           38.98%
           All contract charges                              --             72             $ 6,372          3.55%             --
    2002   Lowest contract charge 0.60% Class B (j)     $ 62.46             --                  --            --          (27.15)%
           Highest contract charge 0.90% Class B (j)    $ 62.27             --                  --            --          (27.29)%
           All contract charges                              --              1             $    62            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $181.48             --                  --            --         15.48%
           Highest contract charge 0.60% Class A (t)    $118.35             --                  --            --         14.79%
           All contract charges                              --             22             $ 3,851          6.20%           --
    2003   Lowest contract charge 0.00% Class A (p)     $157.16             --                  --            --         40.96%
           Highest contract charge 0.60% Class A (t)    $103.10             --                  --            --         40.12%
           All contract charges                              --              9             $ 1,387          0.93%           --
    2002   Lowest contract charge 0.00% Class A (p)     $111.49             --                  --            --          0.42%
           Highest contract charge 0.60% Class A (t)    $ 73.58             --                  --            --        (24.92)%
           All contract charges                              --             --                  --            --            --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $120.99             --                  --            --         15.19%
           Highest contract charge 0.90% Class B (j)    $117.75             --                  --            --         14.15%
           All contract charges                              --            327             $38,894          6.20%           --
    2003   Lowest contract charge 0.00% Class B (j)     $105.03             --                  --            --         40.60%
           Highest contract charge 0.90% Class B (j)    $103.15             --                  --            --         39.34%
           All contract charges                              --            228             $23,677          0.93%           --
    2002   Lowest contract charge 0.00% Class B (j)     $ 74.70             --                  --            --        (23.23)%
           Highest contract charge 0.90% Class B (j)    $ 74.03             --                  --            --        (23.68)%
           All contract charges                              --             89             $ 6,610            --            --
AXA Premier VIP Technology
--------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $186.28             --                  --            --          5.24%
           Highest contract charge 0.60% Class A (t)    $102.33             --                  --            --          4.61%
           All contract charges                              --             19             $ 3,396          1.09%           --
    2003   Lowest contract charge 0.00% Class A (p)     $177.01             --                  --            --         58.06%
           Highest contract charge 0.60% Class A (t)    $ 97.82             --                  --            --         57.09%
           All contract charges                              --              6             $   966          7.16%           --
    2002   Lowest contract charge 0.00% Class A (p)     $111.99             --                  --            --         (5.67)%
           Highest contract charge 0.60% Class A (t)    $ 62.27             --                  --            --        (33.60)%
           All contract charges                              --             --                  --            --            --
AXA Premier VIP Technology (x)
------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (j)     $154.13             --                  --            --          4.99%
           Highest contract charge 0.90% Class B (j)    $ 92.46             --                  --            --          4.04%
           All contract charges                              --            645             $62,809          1.09%           --
    2003   Lowest contract charge 0.00% Class B (j)     $146.81             --                  --            --         38.51%
           Highest contract charge 0.90% Class B (j)    $ 88.87             --                  --            --         56.21%
           All contract charges                              --             80             $ 7,246          7.16%           --
    2002   Lowest contract charge 0.60% Class B (j)     $ 57.06             --                  --            --        (28.04)%
           Highest contract charge 0.90% Class B (j)    $ 56.89             --                  --            --        (28.17)%
           All contract charges                              --              1             $    57            --            --
Davis Value
-----------
           Unit Value 0.60%*
    2004   Lowest contract charge 0.60% Class A (o)     $127.96             --                  --            --         11.66%
           Highest contract charge 0.60% Class A (o)    $127.96             --                  --            --         11.66%
           All contract charges                              --              3             $   392          0.42%           --
    2003   Lowest contract charge 0.60% Class A (o)     $114.61             --                  --            --         28.97%
           Highest contract charge 0.60% Class A (o)    $114.61             --                  --            --         28.97%
           All contract charges                              --              2             $   254          1.31%           --
    2002   Lowest contract charge 0.60% Class A (o)     $ 88.86             --                  --            --          5.03%
           Highest contract charge 0.60% Class A (o)    $ 88.86             --                  --            --          5.03%
           All contract charges                              --             --                  --          1.14%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $305.25              --                   --          --           14.40%
           Highest contract charge 0.90% Class A        $349.40              --                   --          --           13.37%
           All contract charges                              --           3,493           $2,281,558        1.21%             --
    2003   Lowest contract charge 0.00% Class A         $266.82              --                   --          --           49.93%
           Highest contract charge 0.90% Class A        $308.18              --                   --          --           48.58%
           All contract charges                              --           3,597           $2,096,424        1.44%             --
    2002   Lowest contract charge 0.00% Class A         $177.96              --                   --          --          (28.69)%
           Highest contract charge 0.90% Class A        $207.42              --                   --          --          (29.33)%
           All contract charges                              --           3,745           $1,481,165        0.05%             --
    2001   Lowest contract charge 0.00% Class A         $266.27              --                   --          --          (24.98)%
           Highest contract charge 0.90% Class A        $313.16              --                   --          --          (25.66)%
           All contract charges                              --           4,121           $2,468,008        2.37%             --
    2000   Lowest contract charge 0.00% Class A         $297.57              --                   --          --          (13.13)%
           Highest contract charge 0.90% Class A        $353.18              --                   --          --          (13.91)%
           All contract charges                              --           4,224           $2,885,290        0.61%             --
EQ/Alliance Common Stock
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $ 97.01              --                   --          --           14.12%
           Highest contract charge 0.90% Class B        $110.84              --                   --          --           13.09%
           All contract charges                              --           1,785           $  201,729        1.21%             --
    2003   Lowest contract charge 0.60% Class B         $ 99.63              --                   --          --           49.93%
           Highest contract charge 0.90% Class B        $ 98.01              --                   --          --           48.20%
           All contract charges                              --           1,659           $  165,489        1.44%             --
    2002   Lowest contract charge 0.60% Class B         $ 67.02              --                   --          --          (33.77)%
           Highest contract charge 0.90% Class B        $ 66.13              --                   --          --          (33.93)%
           All contract charges                              --           1,424           $   95,436        0.05%             --
    2001   Lowest contract charge 0.60% Class B         $101.14              --                   --          --          (10.52)%
           Highest contract charge 0.90% Class B        $100.09              --                   --          --          (11.33)%
           All contract charges                                           1,055           $  106,703        2.37%             --
    2000   Lowest contract charge 0.60% Class B         $114.00              --                   --          --          (14.03)%
           Highest contract charge 0.90% Class B        $113.16              --                   --          --          (14.80)%
           All contract charges                              --             565           $   64,410        0.61%             --
EQ/Alliance Growth and Income
-----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $339.60              --                   --          --           12.67%
           Highest contract charge 0.90% Class A        $303.47              --                   --          --           11.66%
           All contract charges                              --           1,187           $  376,519        1.67%             --
    2003   Lowest contract charge 0.00% Class A         $301.40              --                   --          --           30.75%
           Highest contract charge 0.90% Class A        $271.78              --                   --          --           29.58%
           All contract charges                              --           1,197           $  338,204        1.13%             --
    2002   Lowest contract charge 0.00% Class A         $230.51              --                   --          --          (21.07)%
           Highest contract charge 0.90% Class A        $209.75              --                   --          --          (21.78)%
           All contract charges                              --           1,220           $  264,369        1.43%             --
    2001   Lowest contract charge 0.00% Class A         $292.03              --                   --          --           (1.29)%
           Highest contract charge 0.90% Class A        $268.14              --                   --          --           (2.18)%
           All contract charges                              --           1,203           $  332,135        1.03%             --
    2000   Lowest contract charge 0.00% Class A         $295.84              --                   --          --            8.95%
           Highest contract charge 0.90% Class A        $274.12              --                   --          --            7.98%
           All contract charges                              --             982           $  276,226        0.94%             --
EQ/Alliance Growth and Income
-----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $128.71              --                   --          --           12.39%
           Highest contract charge 0.90% Class B (j)    $144.35              --                   --          --           11.38%
           All contract charges                              --             885           $  112,747        1.67%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income (Continued)
-----------------------------------------
    2003   Lowest contract charge 0.60% Class B         $114.06              --                 --          --           29.65%
           Highest contract charge 0.90% Class B (j)    $129.60              --                 --          --           29.25%
           All contract charges                              --             805           $ 91,876        1.13%             --
    2002   Lowest contract charge 0.60% Class B         $ 87.98              --                 --          --          (21.74)%
           Highest contract charge 0.90% Class B (j)    $100.27              --                 --          --          (18.59)%
           All contract charges                              --             684           $ 60,178        1.43%             --
    2001   Lowest contract charge 0.60% Class B         $112.42              --                 --          --           (2.13)%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --             431           $ 48,453        1.03%             --
    2000   Lowest contract charge 0.60% Class B         $114.87              --                 --          --            8.03%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --             158           $ 18,149        0.94%             --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $183.09              --                 --          --            2.19%
           Highest contract charge 0.90% Class A        $174.64              --                 --          --            1.28%
           All contract charges                              --             690           $135,775        2.98%             --
    2003   Lowest contract charge 0.60% Class A         $179.15              --                 --          --            2.40%
           Highest contract charge 0.90% Class A        $172.44              --                 --          --            1.47%
           All contract charges                              --             828           $160,867        4.11%             --
    2002   Lowest contract charge 0.60% Class A         $174.96              --                 --          --            8.86%
           Highest contract charge 0.90% Class A        $169.94              --                 --          --            7.88%
           All contract charges                              --             925           $177,235        5.01%             --
    2001   Lowest contract charge 0.60% Class A         $160.72              --                 --          --            8.16%
           Highest contract charge 0.90% Class A        $157.52              --                 --          --            7.18%
           All contract charges                              --             645           $113,408        4.25%             --
    2000   Lowest contract charge 0.60% Class A         $148.60              --                 --          --            9.17%
           Highest contract charge 0.90% Class A        $146.97              --                 --          --            8.19%
           All contract charges                              --             431           $ 71,579        5.48%             --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $133.80              --                 --          --            1.94%
           Highest contract charge 0.90% Class B (j)    $129.91              --                 --          --            1.02%
           All contract charges                              --             224           $ 28,912        2.98%             --
    2003   Lowest contract charge 0.60% Class B         $179.15              --                 --          --            2.40%
           Highest contract charge 0.90% Class B (j)    $128.60              --                 --          --            1.22%
           All contract charges                              --             239           $ 30,873        4.11%             --
    2002   Lowest contract charge 0.60% Class B         $125.69              --                 --          --            7.93%
           Highest contract charge 0.90% Class B (j)    $127.05              --                 --          --           63.98%
           All contract charges                              --             205           $ 25,766        5.01%             --
    2001   Lowest contract charge 0.60% Class B         $116.45              --                 --          --            7.24%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --              79           $  9,200        4.25%             --
    2000   Lowest contract charge 0.60% Class B         $108.59              --                 --          --            8.24%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --              --
           All contract charges                              --              30           $  3,258        5.48%             --
EQ/Alliance International (r)(u)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $154.89              --                 --          --           18.47%
           Highest contract charge 0.90% Class A        $141.83              --                 --          --           17.40%
           All contract charges                              --           3,521           $515,982        2.12%             --
    2003   Lowest contract charge 0.00% Class A         $130.75              --                 --          --           35.43%
           Highest contract charge 0.90% Class A        $120.80              --                 --          --           34.21%
           All contract charges                              --           3,678           $457,336        1.67%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance International (r)(u) (Continued)
--------------------------------------------
    2002   Lowest contract charge 0.00% Class A         $ 96.54               --                 --        --               (9.91)%
           Highest contract charge 0.90% Class A        $ 90.01               --                 --        --              (10.72)%
           All contract charges                              --            3,879           $357,984        --                  --
    2001   Lowest contract charge 0.00% Class A         $107.16               --                 --        --              (22.87)%
           Highest contract charge 0.90% Class A        $100.82               --                 --        --              (23.57)%
           All contract charges                                              493           $ 50,925      1.61%                 --
    2000   Lowest contract charge 0.00% Class A         $138.93               --                 --        --              (22.77)%
           Highest contract charge 0.90% Class A        $131.90               --                 --        --              (23.72)%
           All contract charges                              --              510           $ 68,706      0.45%                 --
EQ/Alliance International (r)(u)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $107.60               --                 --        --               18.17%
           Highest contract charge 0.90% Class B (j)    $106.24               --                 --        --               17.11%
           All contract charges                              --              511           $ 56,460      2.12%                 --
    2003   Lowest contract charge 0.60% Class B         $ 93.97               --                 --        --               34.36%
           Highest contract charge 0.90% Class B (j)    $ 90.72               --                 --        --               33.96%
           All contract charges                              --              464           $ 43,571      1.67%                 --
    2002   Lowest contract charge 0.60% Class B         $ 69.94               --                 --        --              (10.65)%
           Highest contract charge 0.90% Class B (j)    $ 67.72               --                 --        --              (15.96)%
           All contract charges                              --              381           $ 26,647        --                  --
    2001   Lowest contract charge 0.60% Class B         $ 78.27               --                 --        --              (23.77)%
           Highest contract charge 0.90% Class B (j)         --               --                 --        --                  --
           All contract charges                              --               61           $  4,774      1.61%                 --
    2000   Lowest contract charge 0.60% Class B         $102.67               --                 --        --              (23.61)%
           Highest contract charge 0.90% Class B (j)         --               --                 --        --                  --
           All contract charges                              --               34           $  3,491      0.45%                 --
EQ/Alliance Premier Growth
--------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $134.65               --                 --        --                8.66%
           Highest contract charge 0.60% Class A (t)    $ 96.37               --                 --        --                8.00%
           All contract charges                              --               15           $  2,066        --                  --
    2003   Lowest contract charge 0.00% Class A (p)     $123.92               --                 --        --               23.50%
           Highest contract charge 0.60% Class A (t)    $ 89.23               --                 --        --               22.76%
           All contract charges                              --                8           $    953        --                  --
    2002   Lowest contract charge 0.00% Class A (p)     $100.34               --                 --        --               (9.22)%
           Highest contract charge 0.60% Class A (t)    $ 72.69               --                 --        --              (24.09)%
           All contract charges                              --               --                 --        --                  --
EQ/Alliance Premier Growth
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $ 68.20               --                 --        --                8.38%
           Highest contract charge 0.90% Class B        $ 64.84               --                 --        --                7.41%
           All contract charges                              --            1,445           $ 95,487        --                  --
    2003   Lowest contract charge 0.00% Class B         $ 62.92               --                 --        --               23.18%
           Highest contract charge 0.90% Class B        $ 60.37               --                 --        --               22.08%
           All contract charges                              --            1,544           $ 94,657        --                  --
    2002   Lowest contract charge 0.00% Class B         $ 51.08               --                 --        --              (31.15)%
           Highest contract charge 0.90% Class B        $ 49.45               --                 --        --              (31.77)%
           All contract charges                              --            1,555           $ 77,814        --                  --
    2001   Lowest contract charge 0.00% Class B         $ 74.19               --                 --        --              (23.96)%
           Highest contract charge 0.90% Class B        $ 72.48               --                 --        --              (24.65)%
           All contract charges                              --            1,549           $113,224        --                  --
    2000   Lowest contract charge 0.00% Class B         $ 97.57               --                 --        --              (18.34)%
           Highest contract charge 0.90% Class B        $ 96.19               --                 --        --              (19.12)%
           All contract charges                              --            4,242           $410,042      0.93%                 --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Quality Bond
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $201.85              --                 --          --              4.01%
           Highest contract charge 0.90% Class A        $171.99              --                 --          --              3.07%
           All contract charges                              --             594           $109,740        4.00%               --
    2003   Lowest contract charge 0.00% Class A         $194.07              --                 --          --              3.80%
           Highest contract charge 0.90% Class A        $166.87              --                 --          --              2.86%
           All contract charges                              --             745           $132,868        3.04%               --
    2002   Lowest contract charge 0.00% Class A         $186.96              --                 --          --              7.94%
           Highest contract charge 0.90% Class A        $162.22              --                 --          --              6.98%
           All contract charges                              --             836           $144,632        4.07 %              --
    2001   Lowest contract charge 0.00% Class A         $173.20              --                 --          --              8.29%
           Highest contract charge 0.90% Class A        $151.64              --                 --          --              7.31%
           All contract charges                              --             835           $134,227        3.06 %              --
    2000   Lowest contract charge 0.00% Class A         $159.94              --                 --          --             11.48%
           Highest contract charge 0.90% Class A        $141.31              --                 --          --             10.48%
           All contract charges                              --           3,123           $453,776        7.32 %              --
EQ/Alliance Quality Bond
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $138.48              --                 --          --              3.75%
           Highest contract charge 0.90% Class B (j)    $133.32              --                 --          --              2.81%
           All contract charges                              --             235           $ 31,367        4.00%               --
    2003   Lowest contract charge 0.60% Class B         $129.57              --                 --          --              2.91%
           Highest contract charge 0.90% Class B (j)    $129.67              --                 --          --              2.61%
           All contract charges                              --             222           $ 28,789        3.04%               --
    2002   Lowest contract charge 0.60% Class B         $125.90              --                 --          --              7.03%
           Highest contract charge 0.90% Class B (j)    $126.38              --                 --          --              6.45%
           All contract charges                              --             189           $ 23,795        4.07%               --
    2001   Lowest contract charge 0.60% Class B         $117.63              --                 --          --              7.36%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --                --
           All contract charges                              --              92           $ 10,822        3.06%               --
    2000   Lowest contract charge 0.60% Class B         $109.56              --                 --          --             10.62%
           Highest contract charge 0.90% Class B (j)         --              --                 --          --                --
           All contract charges                              --              17           $  1,863        7.32%               --
EQ/Alliance Small Cap Growth (n)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $173.61              --                 --          --             14.27%
           Highest contract charge 0.90% Class A        $161.98              --                 --          --             13.24%
           All contract charges                              --             913           $152,710          --                --
    2003   Lowest contract charge 0.00% Class A         $151.93              --                 --          --             41.28%
           Highest contract charge 0.90% Class A        $143.04              --                 --          --             40.01%
           All contract charges                              --             928           $136,195          --                --
    2002   Lowest contract charge 0.00% Class A         $107.54              --                 --          --            (30.08)%
           Highest contract charge 0.90% Class A        $102.16              --                 --          --            (30.71)%
           All contract charges                              --             879           $ 91,735          --                --
    2001   Lowest contract charge 0.00% Class A         $153.80              --                 --          --            (13.02)%
           Highest contract charge 0.90% Class A        $147.44              --                 --          --            (13.80)%
           All contract charges                              --             838           $125,725        1.04%               --
    2000   Lowest contract charge 0.00% Class A         $176.81              --                 --          --             13.98%
           Highest contract charge 0.90% Class A        $171.05              --                 --          --             12.96%
           All contract charges                              --             817           $141,665          --                --
EQ/Alliance Small Cap Growth (n)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $129.95              --                 --          --             13.98%
           Highest contract charge 0.90% Class B        $122.60              --                 --          --             12.96%
           All contract charges                              --             408           $ 51,074          --                --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (n) (Continued)
--------------------------------------------
    2003  Lowest contract charge 0.00% Class B          $114.01              --                 --            --           40.93%
          Highest contract charge 0.90% Class B         $108.53              --                 --            --           39.67%
          All contract charges                               --             384           $ 42,360            --              --
    2002  Lowest contract charge 0.60% Class B          $ 78.76              --                 --            --          (30.66)%
          Highest contract charge 0.90% Class B         $ 77.71              --                 --            --          (30.87)%
          All contract charges                               --             312           $ 24,573            --              --
    2001  Lowest contract charge 0.60% Class B          $113.58              --                 --            --          (13.76)%
          Highest contract charge 0.90% Class B         $112.41              --                 --            --          (14.02)%
          All contract charges                               --             185           $ 21,012          1.04%             --
    2000  Lowest contract charge 0.60% Class B          $131.71              --                 --            --           12.97%
          Highest contract charge 0.90% Class B         $130.74              --                 --            --           12.63%
          All contract charges                               --              71           $  9,351            --              --
EQ/Bernstein Diversified Value (f)
----------------------------------
          Unit Value 0.00% to 0.60%*
    2004  Lowest contract charge 0.00% Class A (p)      $161.68              --                 --            --           13.73%
          Highest contract charge 0.60% Class A (t)     $119.95              --                 --            --           13.04%
          All contract charges                               --              74           $ 11,738          2.14%             --
    2003  Lowest contract charge 0.00% Class A (p)      $142.16              --                 --            --           29.06%
          Highest contract charge 0.60% Class A (t)     $106.11              --                 --            --           28.29%
          All contract charges                               --              28           $  3,921          1.15%             --
    2002  Lowest contract charge 0.00% Class A (p)      $110.15              --                 --            --           (0.72)%
          Highest contract charge 0.60% Class A (t)     $ 82.71              --                 --            --          (16.40)%
          All contract charges                               --               1           $     83          1.53%             --
EQ/Bernstein Diversified Value (f)
----------------------------------
          Unit Value 0.00% to 0.90%*
    2004  Lowest contract charge 0.00% Class B (e)      $122.91              --                 --            --           13.44%
          Highest contract charge 0.90% Class B (e)     $135.18              --                 --            --           12.42%
          All contract charges                               --           1,425           $191,881          2.14%             --
    2003  Lowest contract charge 0.00% Class B (e)      $108.34              --                 --            --           28.73%
          Highest contract charge 0.90% Class B (e)     $120.24              --                 --            --           27.58%
          All contract charges                               --           1,337           $159,330          1.15%             --
    2002  Lowest contract charge 0.00% Class B (e)      $ 84.16              --                 --            --          (13.64)%
          Highest contract charge 0.90% Class B (e)     $ 94.25              --                 --            --          (14.41)%
          All contract charges                               --           1,168           $108,579          1.53%             --
    2001  Lowest contract charge 0.00% Class B (e)      $ 97.45              --                 --            --           (0.92)%
          Highest contract charge 0.90% Class B (e)     $110.12              --                 --            --           (2.09)%
          All contract charges                               --             763           $ 82,335          1.39%             --
    2000  Lowest contract charge 0.60% Class B          $108.58              --                 --            --           (2.55)%
          Highest contract charge 0.60% Class B         $108.58              --                 --            --           (2.55)%
          All contract charges                               --               5           $    497          2.16%             --
EQ/Calvert Socially Responsible
-------------------------------
          Unit Value 0.00%*
    2004  Lowest contract charge 0.00% Class A (p)      $137.01              --                 --            --            3.85%
          Highest contract charge 0.00% Class A (p)     $137.01              --                 --            --            3.85%
          All contract charges                               --              --                 --            --              --
    2003  Lowest contract charge 0.00% Class A (p)      $131.93              --                 --            --           28.26%
          Highest contract charge 0.00% Class A (p)     $131.93              --                 --            --           28.26%
          All contract charges                               --               2           $      2            --              --
    2002  Lowest contract charge 0.00% Class A (p)      $102.86              --                 --            --           (4.27)%
          Highest contract charge 0.00% Class A (p)     $102.86              --                 --            --           (4.27)%
          All contract charges                               --              --                 --            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
-------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $ 87.31              --                 --             --            3.59%
           Highest contract charge 0.90% Class B (j)    $ 83.16              --                 --             --            2.66%
           All contract charges                              --              --             $   11             --              --
    2003   Lowest contract charge 0.60% Class B (j)     $ 82.09              --                 --             --           27.19%
           Highest contract charge 0.90% Class B (j)    $ 81.01              --                 --             --           26.79%
           All contract charges                              --              --                 --             --              --
    2002   Lowest contract charge 0.60% Class B (j)     $ 64.54              --                 --             --          (19.40)%
           Highest contract charge 0.90% Class B (j)    $ 63.89              --                 --             --          (19.56)%
           All contract charges                              --              --                 --             --              --
EQ/Capital Guardian Growth
--------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $134.73              --                 --             --            5.80%
           Highest contract charge 0.00% Class A (p)    $134.73              --                 --             --            5.80%
           All contract charges                              --              --             $   59           0.53%             --
    2003   Lowest contract charge 0.00% Class A (p)     $127.35              --                 --             --           24.27%
           Highest contract charge 0.00% Class A (p)    $127.35              --                 --             --           24.27%
           All contract charges                              --              --             $   54           0.13%             --
    2002   Lowest contract charge 0.00% Class A (p)     $102.48              --                 --             --           (5.60)%
           Highest contract charge 0.00% Class A (p)    $102.48              --                 --             --           (5.60)%
           All contract charges                              --              --                 --           0.13%             --
EQ/Capital Guardian Growth
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (p)     $ 73.72              --                 --             --            5.53%
           Highest contract charge 0.90% Class B        $ 80.54              --                 --             --            4.58%
           All contract charges                              --              23             $1,801           0.53%             --
    2003   Lowest contract charge 0.60% Class B (p)     $ 68.73              --                 --             --           23.22%
           Highest contract charge 0.90% Class B        $ 77.01              --                 --             --           22.85%
           All contract charges                              --              25             $1,886           0.13%             --
    2002   Lowest contract charge 0.60% Class B (p)     $ 55.78              --                 --             --          (26.79)%
           Highest contract charge 0.90% Class B        $ 62.69              --                 --             --          (27.01)%
           All contract charges                              --              22             $1,359           0.13%             --
    2001   Lowest contract charge 0.60% Class B         $ 76.19              --                 --             --          (24.91)%
           Highest contract charge 0.90% Class B        $ 85.89              --                 --             --          (25.14)%
           All contract charges                              --              17             $1,333             --              --
    2000   Lowest contract charge 0.60% Class B         $101.47              --                 --             --          (18.27)%
           Highest contract charge 0.90% Class B        $114.73              --                 --             --          (18.51)%
           All contract charges                              --               7             $  781           1.03%             --
EQ/Capital Guardian International
---------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $161.71              --                 --             --           13.90%
           Highest contract charge 0.60% Class A (t)    $124.87              --                 --             --           13.22%
           All contract charges                              --               3             $  287           1.54%             --
    2003   Lowest contract charge 0.00% Class A (p)     $141.97              --                 --             --           32.95%
           Highest contract charge 0.60% Class A (t)    $110.29              --                 --             --           32.15%
           All contract charges                              --               1             $  208           0.99%             --
    2002   Lowest contract charge 0.00% Class A (p)     $106.79              --                 --             --           (1.90)%
           Highest contract charge 0.60% Class A (t)    $ 83.46              --                 --             --          (15.60)%
           All contract charges                              --              --                 --           1.71%             --
EQ/Capital Guardian International
---------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $106.66              --                 --             --           13.61%
           Highest contract charge 0.90% Class B        $101.31              --                 --             --           12.59%
           All contract charges                              --              31             $3,240           1.54%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International (Continued)
---------------------------------------------
    2003   Lowest contract charge 0.60% Class B         $ 91.17              --                  --            --           31.82%
           Highest contract charge 0.90% Class B        $ 89.98              --                  --            --           31.43%
           All contract charges                              --              26             $ 2,330          0.99%             --
    2002   Lowest contract charge 0.60% Class B         $ 69.16              --                  --            --          (15.56)%
           Highest contract charge 0.90% Class B        $ 68.46              --                  --            --          (15.81)%
           All contract charges                              --              19             $ 1,314          1.71%             --
    2001   Lowest contract charge 0.60% Class B         $ 81.90              --                  --            --          (21.36)%
           Highest contract charge 0.90% Class B        $ 81.32              --                  --            --          (21.60)%
           All contract charges                              --               9             $   737          1.87%             --
    2000   Lowest contract charge 0.60% Class B         $104.15              --                  --            --          (19.58)%
           Highest contract charge 0.90% Class B        $103.73              --                  --            --          (19.82)%
           All contract charges                              --               4             $   417          0.66%             --
EQ/Capital Guardian Research (q)
--------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $159.34              --                  --            --           11.18%
           Highest contract charge 0.60% Class A (t)    $108.01              --                  --            --           10.52%
           All contract charges                              --               3             $   305          0.64%             --
    2003   Lowest contract charge 0.00% Class A (p)     $143.32              --                  --            --           31.55%
           Highest contract charge 0.60% Class A (t)    $ 97.73              --                  --            --           30.78%
           All contract charges                              --               1             $   111          0.37%             --
    2002   Lowest contract charge 0.00% Class A (p)     $108.94              --                  --            --           (2.26)%
           Highest contract charge 0.60% Class A (t)    $ 74.73              --                  --          0.37%         (22.93)%
           All contract charges                              --              --                  --            --              --
EQ/Capital Guardian Research (q)
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $123.17              --                  --            --           10.90%
           Highest contract charge 0.90% Class B        $117.36              --                  --            --            9.91%
           All contract charges                              --             685             $82,149          0.64%             --
    2003   Lowest contract charge 0.00% Class B         $111.06              --                  --            --           31.49%
           Highest contract charge 0.90% Class B        $106.79              --                  --            --           30.31%
           All contract charges                              --             696             $75,658          0.37%             --
    2002   Lowest contract charge 0.00% Class B         $ 84.46              --                  --            --          (24.66)%
           Highest contract charge 0.90% Class B        $ 81.95              --                  --            --          (25.34)%
           All contract charges                              --             633             $52,561          0.37%             --
    2001   Lowest contract charge 0.00% Class B         $112.11              --                  --            --           (2.02)%
           Highest contract charge 0.90% Class B        $109.77              --                  --            --           (2.90)%
           All contract charges                              --              73             $ 8,107          0.26%             --
    2000   Lowest contract charge 0.00% Class B         $114.42              --                  --            --            5.92%
           Highest contract charge 0.90% Class B        $113.05              --                  --            --            5.07%
           All contract charges                              --              26             $ 2,960          2.11%             --
EQ/Capital Guardian U.S. Equity (m)
-----------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $167.47              --                  --            --            9.60%
           Highest contract charge 0.60% Class A (t)    $112.42              --                  --            --            8.94%
           All contract charges                              --              25             $ 4,035          0.51%             --
    2003   Lowest contract charge 0.00% Class A (p)     $152.80              --                  --            --           36.72%
           Highest contract charge 0.60% Class A (t)    $103.19              --                  --            --           35.91%
           All contract charges                              --               9             $ 1,254          0.25%             --
    2002   Lowest contract charge 0.00% Class A (p)     $111.76              --                  --            --           (1.73)%
           Highest contract charge 0.60% Class A (t)    $ 75.92              --                  --            --          (22.22)%
           All contract charges                              --              --                  --          0.54%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian U.S. Equity (m)
-----------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $119.65             --                  --            --          9.33%
           Highest contract charge 0.90% Class B        $114.01             --                  --            --          8.34%
           All contract charges                              --            500            $ 58,176          0.51%           --
    2003   Lowest contract charge 0.00% Class B         $109.44             --                  --            --         36.39%
           Highest contract charge 0.90% Class B        $105.23             --                  --            --         35.16%
           All contract charges                              --            451            $ 48,198          0.25%           --
    2002   Lowest contract charge 0.00% Class B         $ 80.24             --                  --            --        (23.67)%
           Highest contract charge 0.90% Class B        $ 77.86             --                  --            --        (24.36)%
           All contract charges                              --            309            $ 24,342          0.54%           --
    2001   Lowest contract charge 0.00% Class B         $105.12             --                  --            --         (2.01)%
           Highest contract charge 0.90% Class B        $102.92             --                  --            --         (2.90)%
           All contract charges                              --             88            $  9,137          0.48%           --
    2000   Lowest contract charge 0.00% Class B         $107.27             --                  --            --          3.58%
           Highest contract charge 0.90% Class B        $105.99             --                  --            --          2.66%
           All contract charges                              --             19            $  2,025          2.75%           --
EQ/Emerging Markets Equity
--------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $215.81             --                  --            --         23.93%
           Highest contract charge 0.00% Class A (p)    $215.81             --                  --            --         23.93%
           All contract charges                              --             21            $  4,490          0.71%           --
    2003   Lowest contract charge 0.00% Class A (p)     $174.14             --                  --            --         56.30%
           Highest contract charge 0.00% Class A (p)    $174.14             --                  --            --         56.30%
           All contract charges                              --              5            $    912          0.60%           --
    2002   Lowest contract charge 0.00% Class A (p)     $111.41             --                  --            --          0.40%
           Highest contract charge 0.00% Class A (p)    $111.41             --                  --            --          0.40%
           All contract charges                              --             --                  --            --            --
EQ/Emerging Markets Equity
--------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $117.64             --                  --            --         23.68%
           Highest contract charge 0.90% Class B        $110.06             --                  --            --         22.57%
           All contract charges                              --            879            $100,718          0.71%           --
    2003   Lowest contract charge 0.00% Class B         $ 95.11             --                  --            --         55.92%
           Highest contract charge 0.90% Class B        $ 89.79             --                  --            --         54.52%
           All contract charges                              --            756            $ 70,156          0.60%           --
    2002   Lowest contract charge 0.00% Class B         $ 61.00             --                  --            --         (5.91)%
           Highest contract charge 0.90% Class B        $ 58.11             --                  --            --         (6.76)%
           All contract charges                              --            684            $ 40,948            --            --
    2001   Lowest contract charge 0.00% Class B         $ 64.83             --                  --            --         (5.15)%
           Highest contract charge 0.90% Class B        $ 62.32             --                  --            --         (6.01)%
           All contract charges                              --            574            $ 36,716            --            --
    2000   Lowest contract charge 0.00% Class B         $ 68.35             --                  --            --        (40.12)%
           Highest contract charge 0.90% Class B        $ 66.30             --                  --            --        (40.59)%
           All contract charges                              --            584            $ 39,503          7.80%           --
EQ\Enterprise Equity
--------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $111.55             --                  --            --         12.42%
           Highest contract charge 0.00% Class B (y)    $111.55             --                  --            --         12.42%
           All contract charges                              --             --            $      9            --            --
EQ\Enterprise Equity Income
---------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $107.29             --                  --            --          9.15%
           Highest contract charge 0.00% Class B (y)    $107.29             --                  --            --          9.15%
           All contract charges                              --             --            $     50          2.06%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ\Enterprise Growth
--------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $104.97              --                 --        --                8.03%
           Highest contract charge 0.00% Class B (y)    $104.97              --                 --        --                8.03%
           All contract charges                              --              --           $      3      0.29%                 --
EQ\Enterprise Growth and Income
-------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $109.56              --                 --        --               11.78%
           Highest contract charge 0.00% Class B (y)    $109.56              --                 --        --               11.78%
           All contract charges                              --              --           $      6      1.75%                 --
EQ\Enterprise Small Company Growth
----------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $114.93              --                 --        --               14.19%
           Highest contract charge 0.00% Class B (y)    $114.93              --                 --        --               14.19%
           All contract charges                              --              --           $      4        --                  --
EQ\Enterprise Small Company Value
---------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (y)     $113.57              --                 --        --               13.62%
           Highest contract charge 0.00% Class B (y)    $113.57              --                 --        --               13.62%
           All contract charges                              --               1           $    138      9.13%                 --
EQ/Equity 500 Index (h)
-----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $299.58              --                 --        --               10.51%
           Highest contract charge 0.90% Class A        $274.48              --                 --        --                9.51%
           All contract charges                              --           2,172           $619,922      1.66%                 --
    2003   Lowest contract charge 0.00% Class A         $271.10              --                 --        --               28.14%
           Highest contract charge 0.90% Class A        $250.64              --                 --        --               26.99%
           All contract charges                              --           2,240           $581,816      1.31%                 --
    2002   Lowest contract charge 0.00% Class A         $211.57              --                 --        --              (22.19)%
           Highest contract charge 0.90% Class A        $197.37              --                 --        --              (22.89)%
           All contract charges                              --           2,206           $448,827      1.17%                 --
    2001   Lowest contract charge 0.00% Class A         $271.91              --                 --        --              (11.94)%
           Highest contract charge 0.90% Class A        $255.97              --                 --        --              (12.74)%
           All contract charges                              --           2,153           $565,538      1.04%                 --
    2000   Lowest contract charge 0.00% Class A         $308.78              --                 --        --              ( 9.58)%
           Highest contract charge 0.90% Class A        $293.34              --                 --        --              (10.39)%
           All contract charges                              --           2,097           $628,870      0.64%                 --
EQ/Equity 500 Index (h)
-----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00%(2) Class B      $ 92.28              --                 --        --               10.23%
           Highest contract charge 0.90% Class B (b)    $104.03              --                 --        --                9.24%
           All contract charges                              --           1,115           $102,792      1.66%                 --
    2003   Lowest contract charge 0.60% Class B         $ 84.13              --                 --        --               27.05%
           Highest contract charge 0.90% Class B (b)    $ 95.23              --                 --        --               26.67%
           All contract charges                              --           1,053           $ 88,633      1.31%                 --
    2002   Lowest contract charge 0.60% Class B         $ 66.22              --                 --        --              (22.86)%
           Highest contract charge 0.90% Class B (b)    $ 75.18              --                 --        --              (23.09)%
           All contract charges                              --             869           $ 57,545      1.17%                 --
    2001   Lowest contract charge 0.60% Class B         $ 85.84              --                 --        --              (12.69)%
           Highest contract charge 0.90% Class B (b)    $ 97.75              --                 --        --              (12.95)%
           All contract charges                              --             575           $ 49,358      1.04%                 --
    2000   Lowest contract charge 0.60% Class B         $ 98.32              --                 --        --              (10.34)%
           Highest contract charge 0.90% Class B (b)    $112.30              --                 --        --              (10.66)%
           All contract charges                              --             302           $ 29,693      0.64%                 --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $151.49             --                  --            --           7.31%
           Highest contract charge 0.00% Class A (p)    $151.49             --                  --            --           7.31%
           All contract charges                              --             --             $    15          0.31%            --
    2003   Lowest contract charge 0.00% Class A (p)     $141.17             --                  --            --          38.50%
           Highest contract charge 0.00% Class A (p)    $141.17             --                  --            --          38.50%
           All contract charges                              --             --                  --            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $101.93             --                  --            --          (5.46)%
           Highest contract charge 0.00% Class A (p)    $101.93             --                  --            --          (5.46)%
           All contract charges                              --             --                  --            --             --
EQ/Evergreen Omega
------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $ 88.21             --                  --            --           7.04%
           Highest contract charge 0.90% Class B        $ 84.05             --                  --            --           6.08%
           All contract charges                              --            117             $ 9,923          0.31%            --
    2003   Lowest contract charge 0.00% Class B         $ 82.41             --                  --            --          38.20%
           Highest contract charge 0.90% Class B        $ 79.24             --                  --            --          36.97%
           All contract charges                              --             90             $ 7,099            --             --
    2002   Lowest contract charge 0.00% Class B         $ 59.63             --                  --            --         (24.01)%
           Highest contract charge 0.90% Class B        $ 57.85             --                  --            --         (24.70)%
           All contract charges                              --             33             $ 1,884            --             --
    2001   Lowest contract charge 0.00% Class B         $ 78.47             --                  --            --         (17.01)%
           Highest contract charge 0.90% Class B        $ 76.83             --                  --            --         (17.76)%
           All contract charges                              --             16             $ 1,214          0.01%            --
    2000   Lowest contract charge 0.00% Class B         $ 94.55             --                  --            --         (11.66)%
           Highest contract charge 0.90% Class B        $ 93.42             --                  --            --         (12.50)%
           All contract charges                              --              5             $   455          0.36%            --
EQ/FI Mid Cap
-------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $181.73             --                  --            --          16.32%
           Highest contract charge 0.60% Class A (t)    $133.95             --                  --            --          15.62%
           All contract charges                              --             44             $ 7,793          6.76%            --
    2003   Lowest contract charge 0.00% Class A (p)     $156.23             --                  --            --          43.98%
           Highest contract charge 0.60% Class A (t)    $115.85             --                  --            --          43.11%
           All contract charges                              --             18             $ 2,718            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $108.51             --                  --            --          (0.62)%
           Highest contract charge 0.60% Class A (t)    $ 80.95             --                  --            --         (18.25)%
           All contract charges                              --             --                  --          0.02%            --
EQ/FI Mid Cap
-------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (b)     $118.14             --                  --            --          16.03%
           Highest contract charge 0.90% Class B (c)    $113.60             --                  --            --          14.98%
           All contract charges                              --            761             $87,965          6.76%            --
    2003   Lowest contract charge 0.00% Class B (b)     $101.82             --                  --            --          43.61%
           Highest contract charge 0.90% Class B (c)    $ 98.80             --                  --            --          42.32%
           All contract charges                              --            667             $66,774            --             --
    2002   Lowest contract charge 0.00% Class B (b)     $ 70.90             --                  --            --         (18.47)%
           Highest contract charge 0.90% Class B (c)    $ 69.42             --                  --            --         (19.20)%
           All contract charges                              --            427             $29,884          0.02%            --
    2001   Lowest contract charge 0.00% Class B (b)     $ 86.96             --                  --            --         (13.41)%
           Highest contract charge 0.90% Class B (c)    $ 85.92             --                  --            --         (14.19)%
           All contract charges                              --            174             $15,015          0.24%            --
    2000   Lowest contract charge 0.00% Class B (b)     $100.42             --                  --            --           0.46%
           Highest contract charge 0.90% Class B (c)    $100.13             --                  --            --           0.13%
           All contract charges                              --             15             $ 1,504          0.39%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/FI Small/Mid Cap Value
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $169.09              --                 --            --          18.14%
           Highest contract charge 0.60% Class A (t)    $125.77              --                 --            --          17.43%
           All contract charges                              --              50           $  8,171          9.30%            --
    2003   Lowest contract charge 0.00% Class A (p)     $143.12              --                 --            --          33.60%
           Highest contract charge 0.60% Class A (t)    $107.10              --                 --            --          32.80%
           All contract charges                              --              23           $  3,150          0.32%            --
    2002   Lowest contract charge 0.00% Class A (p)     $107.13              --                 --            --          (0.82)%
           Highest contract charge 0.60% Class A (t)    $ 80.65              --                 --            --         (22.04)%
           All contract charges                              --               1           $    107          0.65%            --
EQ/FI Small/Mid Cap Value
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $159.85              --                 --            --          17.85%
           Highest contract charge 0.90% Class B        $149.15              --                 --            --          16.79%
           All contract charges                              --           1,372           $210,017          9.30%            --
    2003   Lowest contract charge 0.00% Class B         $135.65              --                 --            --          33.26%
           Highest contract charge 0.90% Class B        $127.71              --                 --            --          32.06%
           All contract charges                              --           1,316           $171,897          0.32%            --
    2002   Lowest contract charge 0.00% Class B         $101.79              --                 --            --         (14.71)%
           Highest contract charge 0.90% Class B        $ 96.70              --                 --            --         (15.47)%
           All contract charges                              --           1,201           $118,413          0.65%            --
    2001   Lowest contract charge 0.00% Class B         $119.34              --                 --            --           4.00%
           Highest contract charge 0.90% Class B        $114.40              --                 --            --           3.06%
           All contract charges                              --             692           $ 78,729          0.71%            --
    2000   Lowest contract charge 0.00% Class B         $114.75              --                 --            --           5.13%
           Highest contract charge 0.90% Class B        $111.01              --                 --            --           4.20%
           All contract charges                              --             335           $ 37,711          1.01%            --
EQ/J.P. Morgan Core Bond
------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $110.55              --                 --            --           4.36%
           Highest contract charge 0.60% Class A (t)    $116.38              --                 --            --           3.73%
           All contract charges                              --              50           $  5,596          5.04%            --
    2003   Lowest contract charge 0.00% Class A (p)     $105.93              --                 --            --           3.60%
           Highest contract charge 0.60% Class A (t)    $112.19              --                 --            --           2.98%
           All contract charges                              --              19           $  2,008          3.36%            --
    2002   Lowest contract charge 0.00% Class A (p)     $102.25              --                 --            --           2.18%
           Highest contract charge 0.60% Class A (t)    $108.95              --                 --            --           7.30%
           All contract charges                              --              --                 --          6.36%            --
EQ/J.P. Morgan Core Bond
------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B(2)      $116.85              --                 --            --           4.10%
           Highest contract charge 0.90% Class B        $138.00              --                 --            --           3.16%
           All contract charges                              --              80           $ 11,132          5.04%            --
    2003   Lowest contract charge 0.60% Class B         $133.66              --                 --            --           2.75%
           Highest contract charge 0.90% Class B        $133.77              --                 --            --           2.44%
           All contract charges                              --              76           $ 10,330          3.36%            --
    2002   Lowest contract charge 0.60% Class B         $130.09              --                 --            --           8.92%
           Highest contract charge 0.90% Class B        $130.58              --                 --            --           8.59%
           All contract charges                              --              91           $ 11,964          6.36%            --
    2001   Lowest contract charge 0.60% Class B         $119.43              --                 --            --           7.29%
           Highest contract charge 0.90% Class B        $120.52              --                 --            --           6.97%
           All contract charges                              --              39           $  4,706          6.57%            --
    2000   Lowest contract charge 0.60% Class B         $111.31              --                 --            --          10.82%
           Highest contract charge 0.90% Class B        $112.42              --                 --            --           9.99%
           All contract charges                                               9           $  1,008         12.68%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Janus Large Cap Growth
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $147.47             --                  --            --          12.43%
           Highest contract charge 0.60% Class A (t)    $ 99.96             --                  --            --          11.75%
           All contract charges                              --              1             $    81          0.25%            --
    2003   Lowest contract charge 0.00% Class A (p)     $131.17             --                  --            --          26.17%
           Highest contract charge 0.60% Class A (t)    $ 89.45             --                  --            --          25.42%
           All contract charges                              --             --                  --            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $103.96             --                  --            --          (5.93)%
           Highest contract charge 0.60% Class A (t)    $ 44.64             --                  --            --         (24.00)%
           All contract charges                              --             --                  --            --             --
EQ/Janus Large Cap Growth
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (c)     $ 63.89             --                  --            --          12.15%
           Highest contract charge 0.90% Class B (c)    $ 61.44             --                  --            --          11.14%
           All contract charges                              --            383             $23,929          0.25%            --
    2003   Lowest contract charge 0.00% Class B (c)     $ 56.97             --                  --            --          25.85%
           Highest contract charge 0.90% Class B (c)    $ 55.28             --                  --            --          24.73%
           All contract charges                              --            383             $21,531            --             --
    2002   Lowest contract charge 0.00% Class B (c)     $ 45.27             --                  --            --         (30.31)%
           Highest contract charge 0.90% Class B (c)    $ 44.32             --                  --            --         (30.94)%
           All contract charges                              --            353             $15,788            --             --
    2001   Lowest contract charge 0.00% Class B (c)     $ 64.96             --                  --            --         (22.96)%
           Highest contract charge 0.90% Class B (c)    $ 64.18             --                  --            --         (23.66)%
           All contract charges                              --            211             $13,611          0.01%            --
    2000   Lowest contract charge 0.00% Class B (c)     $ 84.32             --                  --            --         (15.70)%
           Highest contract charge 0.90% Class B (c)    $ 84.07             --                  --            --         (15.93)%
           All contract charges                              --             42             $ 3,534          0.33%            --
EQ/JP Morgan Value Opportunities
--------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class A (p)     $154.06             --                  --            --          11.16%
           Highest contract charge 0.00% Class A (p)    $154.06             --                  --            --          11.16%
           All contract charges                              --             --             $    53          1.28%            --
    2003   Lowest contract charge 0.00% Class A (p)     $138.60             --                  --            --          27.13%
           Highest contract charge 0.00% Class A (p)    $138.60             --                  --            --          27.13%
           All contract charges                              --             --                  --          1.21%            --
    2002   Lowest contract charge 0.00% Class A (p)     $109.02             --                  --            --          (1.66)%
           Highest contract charge 0.00% Class A (p)    $109.02             --                  --            --          (1.66)%
           All contract charges                              --             --                  --          1.45%            --
EQ/JP Morgan Value Opportunities
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $146.48             --                  --            --          10.88%
           Highest contract charge 0.90% Class B        $136.67             --                  --            --           9.88%
           All contract charges                              --            249             $34,012          1.28%            --
    2003   Lowest contract charge 0.00% Class B         $132.10             --                  --            --          26.81%
           Highest contract charge 0.90% Class B        $124.37             --                  --            --          25.67%
           All contract charges                              --            267             $33,056          1.21%            --
    2002   Lowest contract charge 0.00% Class B         $104.17             --                  --            --         (19.06)%
           Highest contract charge 0.90% Class B        $ 98.97             --                  --            --         (19.78)%
           All contract charges                              --            266             $26,258          1.45%            --
    2001   Lowest contract charge 0.00% Class B         $128.70             --                  --            --          (6.81)%
           Highest contract charge 0.90% Class B        $123.38             --                  --            --          (7.65)%
           All contract charges                              --            235             $28,929          1.02%            --
    2000   Lowest contract charge 0.00% Class B         $138.10             --                  --            --           6.78%
           Highest contract charge 0.90% Class B        $133.60             --                  --            --           5.82%
           All contract charges                              --            183             $24,484          1.05%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Lazard Small Cap Value
-------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $177.17             --                  --            --          17.40%
           Highest contract charge 0.60% Class A (p)    $175.86             --                  --            --          16.70%
           All contract charges                              --             28             $ 4,964         16.41%            --
    2003   Lowest contract charge 0.00% Class A (p)     $150.91             --                  --            --          37.74%
           Highest contract charge 0.60% Class A (p)    $150.69             --                  --            --          37.54%
           All contract charges                              --              9             $ 1,357          0.95%            --
    2002   Lowest contract charge 0.00% Class A (p)     $109.56             --                  --            --          (1.84)%
           Highest contract charge 0.00% Class A (p)    $109.56             --                  --            --             --
           All contract charges                              --             --                  --          0.76%            --
EQ/Lazard Small Cap Value
-------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $190.60             --                  --            --          17.11%
           Highest contract charge 0.90% Class B        $179.82             --                  --            --          16.05%
           All contract charges                              --             66             $11,982         16.41%            --
    2003   Lowest contract charge 0.00% Class B         $162.76             --                  --            --          37.38%
           Highest contract charge 0.90% Class B        $154.95             --                  --            --          36.15%
           All contract charges                              --             21             $ 3,288          0.95%            --
    2002   Lowest contract charge 0.60% Class B (c)     $115.35             --                  --            --         (14.37)%
           Highest contract charge 0.90% Class B        $113.81             --                  --            --         (14.63)%
           All contract charges                              --             21             $ 2,395          0.76%            --
    2001   Lowest contract charge 0.60% Class B (c)     $134.71             --                  --            --          17.04%
           Highest contract charge 0.90% Class B        $133.32             --                  --            --          16.68%
           All contract charges                              --             17             $ 2,269          7.28%            --
    2000   Lowest contract charge 0.60% Class B (c)     $115.10             --                  --            --          17.81%
           Highest contract charge 0.90% Class B        $114.26             --                  --            --          17.45%
           All contract charges                              --              1             $   115          5.58%            --
EQ/Marsico Focus
----------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $141.05             --                  --            --          10.79%
           Highest contract charge 0.60% Class A (p)    $140.01             --                  --            --          10.12%
           All contract charges                              --             67             $ 9,512            --             --
    2003   Lowest contract charge 0.00% Class A (p)     $127.32             --                  --            --          31.43%
           Highest contract charge 0.60% Class A (p)    $127.14             --                  --            --          31.25%
           All contract charges                              --             28             $ 3,544            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $ 96.87             --                  --            --          (6.15)%
           Highest contract charge 0.00% Class A (p)    $ 96.87             --                  --            --             --
           All contract charges                              --             --                  --          0.04%            --
EQ/Marsico Focus
----------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (d)     $136.17             --                  --            --          10.51%
           Highest contract charge 0.90% Class B (d)    $132.24             --                  --            --           9.52%
           All contract charges                              --            594             $79,394            --             --
    2003   Lowest contract charge 0.00% Class B (d)     $123.22             --                  --            --          31.13%
           Highest contract charge 0.90% Class B (d)    $120.75             --                  --            --          29.95%
           All contract charges                              --            540             $65,568            --             --
    2002   Lowest contract charge 0.00% Class B (d)     $ 93.97             --                  --            --         (11.56)%
           Highest contract charge 0.90% Class B (d)    $ 92.92             --                  --            --         (12.35)%
           All contract charges                              --            230             $21,469          0.04%            --
    2001   Lowest contract charge 0.00% Class B (d)     $106.25             --                  --            --           6.25%
           Highest contract charge 0.90% Class B (d)    $106.01             --                  --            --           6.01%
           All contract charges                              --              7             $   743            --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Mercury Basic Value Equity
-----------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $165.39             --                  --            --          10.85%
           Highest contract charge 0.60% Class A (v)    $164.16             --                  --            --          10.18%
           All contract charges                              --             39            $  6,328          5.21%            --
    2003   Lowest contract charge 0.00% Class A (p)     $149.21             --                  --            --          31.54%
           Highest contract charge 0.60% Class A (v)    $148.99             --                  --            --          31.35%
           All contract charges                              --             14            $  2,125          0.45%            --
    2002   Lowest contract charge 0.00% Class A (p)     $113.43             --                  --            --          (1.08)%
           Highest contract charge 0.00% Class A (p)    $113.43             --                  --            --             --
           All contract charges                              --             --                  --          1.20%            --
EQ/Mercury Basic Value Equity
-----------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $221.53             --                  --            --          10.57%
           Highest contract charge 0.90% Class B        $206.70             --                  --            --           9.57%
           All contract charges                              --            884            $184,573          5.21%            --
    2003   Lowest contract charge 0.00% Class B         $200.36             --                  --            --          31.19%
           Highest contract charge 0.90% Class B        $188.64             --                  --            --          30.02%
           All contract charges                              --            845            $160,643          0.45%            --
    2002   Lowest contract charge 0.00% Class B         $152.72             --                  --            --         (16.66)%
           Highest contract charge 0.90% Class B        $145.09             --                  --            --         (17.41)%
           All contract charges                              --            775            $113,095          1.20%            --
    2001   Lowest contract charge 0.00% Class B         $183.25             --                  --            --           5.53%
           Highest contract charge 0.90% Class B        $175.68             --                  --            --           4.58%
           All contract charges                              --            552            $ 97,486          3.87%            --
    2000   Lowest contract charge 0.00% Class B         $173.64             --                  --            --          11.81%
           Highest contract charge 0.90% Class B        $167.99             --                  --            --          10.81%
           All contract charges                              --            316            $ 53,489          5.50%            --
EQ/Mercury International Value (l)
----------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $165.41             --                  --            --          21.95%
           Highest contract charge 0.60% Class A (t)    $126.22             --                  --            --          21.22%
           All contract charges                              --             34            $  5,468          1.67%            --
    2003   Lowest contract charge 0.00% Class A (p)     $135.63             --                  --            --          28.37%
           Highest contract charge 0.60% Class A (t)    $104.12             --                  --            --          27.60%
           All contract charges                              --             15            $  2,057          2.00%            --
    2002   Lowest contract charge 0.00% Class A (p)     $105.66             --                  --            --          (1.56)%
           Highest contract charge 0.60% Class A (t)    $ 81.60             --                  --            --         (17.98)%
           All contract charges                              --             --                  --          1.34%            --
EQ/Mercury International Value (l)
----------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $123.09             --                  --            --          21.64%
           Highest contract charge 0.90% Class B        $128.70             --                  --            --          20.55%
           All contract charges                              --            846            $109,326          1.67%            --
    2003   Lowest contract charge 0.00% Class B         $101.19             --                  --            --          28.04%
           Highest contract charge 0.90% Class B        $106.76             --                  --            --          26.89%
           All contract charges                              --            780            $ 83,414          2.00%            --
    2002   Lowest contract charge 0.00% Class B         $ 79.03             --                  --            --         (17.87)%
           Highest contract charge 0.90% Class B        $ 84.14             --                  --            --         (17.39)%
           All contract charges                              --            714            $ 59,941          1.34%            --
    2001   Lowest contract charge 0.60% Class B         $100.79             --                  --            --         (22.00)%
           Highest contract charge 0.90% Class B        $101.85             --                  --            --         (22.23)%
           All contract charges                              --              6            $    605          0.96%            --
    2000   Lowest contract charge 0.60% Class B         $129.21             --                  --            --         (12.84)%
           Highest contract charge 0.90% Class B        $130.96             --                  --            --         (13.10)%
           All contract charges                              --              3            $    388         16.34%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies
--------------------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $150.63              --                 --            --          12.90%
           Highest contract charge 0.60% Class A (t)    $100.02              --                 --            --          12.23%
           All contract charges                              --              13           $  1,988            --             --
    2003   Lowest contract charge 0.00% Class A (p)     $133.42              --                 --            --          29.63%
           Highest contract charge 0.60% Class A (t)    $ 89.12              --                 --            --          28.86%
           All contract charges                              --               6           $    785            --             --
    2002   Lowest contract charge 0.00% Class A (p)     $102.92              --                 --            --          (4.69)%
           Highest contract charge 0.60% Class A (t)    $ 69.16              --                 --            --         (27.95)%
           All contract charges                              --              --                 --            --             --
EQ/MFS Emerging Growth Companies
--------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $146.44              --                 --            --          12.62%
           Highest contract charge 0.90% Class B        $136.63              --                 --            --          11.61%
           All contract charges                              --           1,240           $169,470            --             --
    2003   Lowest contract charge 0.00% Class B         $130.03              --                 --            --          29.30%
           Highest contract charge 0.90% Class B        $122.42              --                 --            --          28.15%
           All contract charges                              --           1,358           $165,227            --             --
    2002   Lowest contract charge 0.00% Class B         $100.56              --                 --            --         (34.32)%
           Highest contract charge 0.90% Class B        $ 95.53              --                 --            --         (34.92)%
           All contract charges                              --           1,308           $127,324            --             --
    2001   Lowest contract charge 0.00% Class B         $153.10              --                 --            --         (34.05)%
           Highest contract charge 0.90% Class B        $146.78              --                 --            --         (34.65)%
           All contract charges                              --           1,480           $216,125          0.02%            --
    2000   Lowest contract charge 0.00% Class B         $232.15              --                 --            --         (18.56)%
           Highest contract charge 0.90% Class B        $224.60              --                 --            --         (19.56)%
           All contract charges                              --           1,392           $312,585          2.02%            --
EQ/MFS Investors Trust
----------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $141.33              --                 --            --          11.68%
           Highest contract charge 0.60% Class A (t)    $105.89              --                 --            --          11.01%
           All contract charges                              --              --           $      8          0.57%            --
    2003   Lowest contract charge 0.00% Class A (p)     $126.55              --                 --            --          22.33%
           Highest contract charge 0.60% Class A (t)    $ 95.39              --                 --            --          21.59%
           All contract charges                              --              --                 --          0.54%            --
    2002   Lowest contract charge 0.00% Class A (p)     $103.45              --                 --            --          (4.00)%
           Highest contract charge 0.60% Class A (t)    $ 78.45              --                 --            --          (4.00)%
           All contract charges                              --              --                 --          0.73%            --
EQ/MFS Investors Trust
----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $ 92.74              --                 --            --          11.40%
           Highest contract charge 0.90% Class B        $ 88.18              --                 --            --          10.40%
           All contract charges                              --             121           $ 10,876          0.57%            --
    2003   Lowest contract charge 0.00% Class B         $ 83.25              --                 --            --          22.03%
           Highest contract charge 0.90% Class B        $ 79.88              --                 --            --          20.93%
           All contract charges                              --             126           $ 10,256          0.54%            --
    2002   Lowest contract charge 0.00% Class B         $ 68.22              --                 --            --         (21.01)%
           Highest contract charge 0.90% Class B        $ 66.05              --                 --            --         (21.71)%
           All contract charges                              --              94           $  6,281          0.73%            --
    2001   Lowest contract charge 0.00% Class B         $ 86.36              --                 --            --         (15.98)%
           Highest contract charge 0.90% Class B        $ 84.37              --                 --            --         (16.74)%
           All contract charges                              --              48           $  4,088          0.54%            --
    2000   Lowest contract charge 0.00% Class B         $102.79              --                 --            --          (0.77)%
           Highest contract charge 0.90% Class B        $101.34              --                 --            --          (1.58)%
           All contract charges                              --              22           $  2,243          0.54%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A         $148.04              --                 --            --         1.03%
           Highest contract charge 0.90% Class A        $143.42              --                 --            --         0.12%
           All contract charges                              --           1,338           $249,556          0.94%          --
    2003   Lowest contract charge 0.00% Class A         $146.53              --                 --            --         0.82%
           Highest contract charge 0.90% Class A        $143.25              --                 --            --        (0.08)%
           All contract charges                              --           1,619           $304,460          0.88%          --
    2002   Lowest contract charge 0.00% Class A         $145.34              --                 --            --         1.49%
           Highest contract charge 0.90% Class A        $143.37              --                 --            --         0.58%
           All contract charges                              --           1,949           $364,995          1.36%          --
    2001   Lowest contract charge 0.00% Class A         $143.20              --                 --            --         3.85%
           Highest contract charge 0.90% Class A        $142.55              --                 --            --         2.92%
           All contract charges                              --           1,988           $379,992          3.41%          --
    2000   Lowest contract charge 0.00% Class A         $137.89              --                 --            --         6.24%
           Highest contract charge 0.90% Class A        $138.51              --                 --            --         5.30%
           All contract charges                              --           1,925           $359,749          5.76%          --
EQ/Money Market
---------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B         $148.04              --                 --            --         1.03%
           Highest contract charge 0.90% Class B        $113.71              --                 --            --        (0.13)%
           All contract charges                              --             595           $ 69,122          0.94%          --
    2003   Lowest contract charge 0.00% Class B         $146.53              --                 --            --         0.82%
           Highest contract charge 0.90% Class B        $113.86              --                 --            --        (0.34)%
           All contract charges                              --             706           $ 81,841          0.88%          --
    2002   Lowest contract charge 0.60% Class B         $115.79              --                 --            --         0.63%
           Highest contract charge 0.90% Class B        $114.25              --                 --            --         0.32%
           All contract charges                              --             919           $106,411          1.36%          --
    2001   Lowest contract charge 0.60% Class B         $115.07              --                 --            --         2.94%
           Highest contract charge 0.90% Class B        $113.88              --                 --            --         2.63%
           All contract charges                              --             778           $ 89,524          3.41%          --
    2000   Lowest contract charge 0.60% Class B         $111.78              --                 --            --         5.36%
           Highest contract charge 0.90% Class B        $110.96              --                 --            --         5.05%
           All contract charges                              --             340           $ 38,005          5.76%          --
EQ/Small Company Index
----------------------
           Unit Value 0.00% to 0.60%*
    2004   Lowest contract charge 0.00% Class A (p)     $192.20              --                 --            --        17.98%
           Highest contract charge 0.60% Class A (t)    $168.29              --                 --            --        17.28%
           All contract charges                              --             114           $ 19,205          5.08%          --
    2003   Lowest contract charge 0.00% Class A (p)     $162.91              --                 --            --        46.22%
           Highest contract charge 0.60% Class A (t)    $143.50              --                 --            --        36.87%
           All contract charges                              --              51           $  7,341          0.36%          --
    2002   Lowest contract charge 0.60% Class A (p)     $111.41              --                 --            --        (0.43)%
           Highest contract charge 0.60% Class A (t)    $ 76.53              --                 --            --       (25.07)%
           All contract charges                              --              --                 --          0.68%          --
EQ/Small Company Index
----------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (z)     $141.99              --                 --            --        17.67%
           Highest contract charge 0.90% Class B        $148.06              --                 --            --        16.61%
           All contract charges                              --              42           $  6,602          5.08%          --
    2003   Lowest contract charge 0.60% Class B         $129.07              --                 --            --        44.99%
           Highest contract charge 0.90% Class B        $126.96              --                 --            --        44.55%
           All contract charges                              --              24           $  3,263          0.36%          --
    2002   Lowest contract charge 0.60% Class B         $ 89.02              --                 --            --       (21.39)%
           Highest contract charge 0.90% Class B        $ 87.83              --                 --            --       (21.63)%
           All contract charges                              --               6           $    533          0.68%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
    2001   Lowest contract charge 0.60% Class B         $113.24             --                 --             --           1.44%
           Highest contract charge 0.90% Class B        $112.07             --                 --             --           1.13%
           All contract charges                              --              5             $  566           1.15%            --
    2000   Lowest contract charge 0.60% Class B         $111.63             --                 --             --          (3.98)%
           Highest contract charge 0.90% Class B        $110.81             --                 --             --          (4.26)%
           All contract charges                              --             --                 --          15.71%            --
Fidelity VIP Asset Manager: Growth
----------------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $125.62             --                 --             --           5.63%
           Highest contract charge 0.00% Class B (v)    $125.62             --                 --             --           5.63%
           All contract charges                              --             11             $1,376           1.89%            --
    2003   Lowest contract charge 0.00% Class B (v)     $118.93             --                 --             --          18.93%
           Highest contract charge 0.00% Class B (v)    $118.93             --                 --             --          18.93%
           All contract charges                              --             10             $1,163             --             --
Fidelity VIP Contrafund
-----------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $146.29             --                 --             --          15.16%
           Highest contract charge 0.00% Class B (v)    $146.29             --                 --             --          15.16%
           All contract charges                              --             59             $8,579           0.12%            --
    2003   Lowest contract charge 0.00% Class B (v)     $127.04             --                 --             --          27.04%
           Highest contract charge 0.00% Class B (v)    $127.04             --                 --             --          27.04%
           All contract charges                              --             23             $2,906             --             --
Fidelity VIP Equity-Income
--------------------------
           Unit Value 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $144.62             --                 --             --          11.23%
           Highest contract charge 0.00% Class B (v)    $144.62             --                 --             --          11.23%
           All contract charges                              --             34             $4,942           1.39%            --
    2003   Lowest contract charge 0.00% Class B (v)     $130.01             --                 --             --          30.01%
           Highest contract charge 0.00% Class B (v)    $130.01             --                 --             --          30.01%
           All contract charges                              --             20             $2,550             --             --
Fidelity VIP Growth & Income
----------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $123.99             --                 --             --           5.52%
           Highest contract charge 0.00% Class B (v)    $123.99             --                 --             --           5.52%
           All contract charges                              --             17             $2,064           0.67%            --
    2003   Lowest contract charge 0.00% Class B (v)     $117.50             --                 --             --          17.50%
           Highest contract charge 0.00% Class B (v)    $117.50             --                 --             --          17.50%
           All contract charges                              --             14             $1,689             --             --
Fidelity VIP High Income
------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $125.04             --                 --             --           9.38%
           Highest contract charge 0.00% Class B (v)    $125.04             --                 --             --           9.38%
           All contract charges                              --             24             $2,950           7.19%            --
    2003   Lowest contract charge 0.00% Class B (v)     $114.31             --                 --             --          14.31%
           Highest contract charge 0.00% Class B (v)    $114.31             --                 --             --          14.31%
           All contract charges                              --             22             $2,470             --             --
Fidelity VIP Investment Grade Bond
----------------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $106.72             --                 --             --           4.19%
           Highest contract charge 0.00% Class B (v)    $106.72             --                 --             --           4.19%
           All contract charges                              --             60             $6,408           4.97%            --
    2003   Lowest contract charge 0.00% Class B (v)     $102.43             --                 --             --           2.43%
           Highest contract charge 0.00% Class B (v)    $102.43             --                 --             --           2.43%
           All contract charges                              --             36             $3,681             --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
Fidelity VIP Mid Cap
--------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $179.46             --                  --            --          24.66%
           Highest contract charge 0.00% Class B (v)    $179.46             --                  --            --          24.60%
           All contract charges                              --             61             $11,035            --             --
    2003   Lowest contract charge 0.00% Class B (v)     $143.96             --                  --            --          17.50%
           Highest contract charge 0.00% Class B (v)    $143.96             --                  --            --          17.50%
           All contract charges                              --             12             $ 1,693            --             --
Fidelity VIP Value
------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $141.88             --                  --            --          10.93%
           Highest contract charge 0.00% Class B (v)    $141.88             --                  --            --          10.93%
           All contract charges                              --             10             $ 1,468          1.17%            --
    2003   Lowest contract charge 0.00% Class B (v)     $127.90             --                  --            --          27.90%
           Highest contract charge 0.00% Class B (v)    $127.90             --                  --            --          27.90%
           All contract charges                              --              7             $   858          0.30%            --
Fidelity VIP Value Strategies
-----------------------------
           Unit Value 0.00% to 0.00%*
    2004   Lowest contract charge 0.00% Class B (v)     $175.60             --                  --            --          13.84%
           Highest contract charge 0.00% Class B (v)    $175.60             --                  --            --          13.84%
           All contract charges                              --             16             $ 2,847          0.22%            --
    2003   Lowest contract charge 0.00% Class B (v)     $154.26             --                  --            --          54.26%
           Highest contract charge 0.00% Class B (v)    $154.26             --                  --            --          54.26%
           All contract charges                              --             17             $ 2,549          0.47%            --
Landus Rosenberg VIT Value Long/Short Equity Fund
-------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class B (v)     $ 99.90             --                  --            --           3.63%
           Highest contract charge 0.90% Class B (v)    $ 98.39             --                  --            --           2.70%
           All contract charges                              --             46             $ 4,597            --             --
    2003   Lowest contract charge 0.00% Class B (v)     $ 96.40             --                  --            --          (3.60)%
           Highest contract charge 0.90% Class B (v)    $ 95.80             --                  --            --          (4.20)%
           All contract charges                              --             14             $ 1,334            --             --
MFS Mid Cap Growth
------------------
           Unit Value 0.60% to 0.60%*
    2004   Lowest contract charge 0.60% Class A (o)     $121.45             --                  --            --          13.88%
           Highest contract charge 0.60% Class A (o)    $121.45             --                  --            --          13.88%
           All contract charges                              --              1             $   167            --             --
    2003   Lowest contract charge 0.60% Class A (o)     $106.65             --                  --            --             --
           Highest contract charge 0.60% Class A (o)    $106.65             --                  --            --             --
           All contract charges                              --              1             $   120            --             --
    2002   Lowest contract charge 0.60% Class A (o)     $ 78.30             --                  --            --           6.10%
           Highest contract charge 0.60% Class A (o)    $ 78.30             --                  --            --           6.10%
           All contract charges                              --             --                  --            --             --
PEA Renaissance
---------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (p)     $219.93             --                  --            --          16.68%
           Highest contract charge 0.90% Class A (o)    $185.59             --                  --            --          15.63%
           All contract charges                              --            135             $26,705          5.66%            --
    2003   Lowest contract charge 0.00% Class A (p)     $188.48             --                  --            --          57.42%
           Highest contract charge 0.90% Class A (o)    $160.50             --                  --            --          60.50%
           All contract charges                              --             65             $11,141          0.80%            --
    2002   Lowest contract charge 0.00% Class A (p)     $119.73             --                  --            --           2.83%
           Highest contract charge 0.60% Class A (o)    $ 87.10             --                  --            --           4.66%
           All contract charges                              --             --                  --          1.01%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
PIMCO Total Return
------------------
           Unit Value 0.60%*
    2004   Lowest contract charge 0.60% Class A (o)     $114.84             --                  --            --            4.25%
           Highest contract charge 0.60% Class A (o)    $114.84             --                  --            --            4.25%
           All contract charges                              --              2             $   197          4.33%             --
    2003   Lowest contract charge 0.60% Class A (o)     $110.16             --                  --            --            2.34%
           Highest contract charge 0.60% Class A (o)    $110.16             --                  --            --            2.34%
           All contract charges                              --              1             $   161          3.31%             --
    2002   Lowest contract charge 0.60% Class A (o)     $107.65             --                  --            --            6.57%
           Highest contract charge 0.60% Class A (o)    $107.65             --                  --            --            6.57%
           All contract charges                              --             --                  --          6.80%             --
U.S. Real Estate -- Class I
---------------------------
           Unit Value 0.00% to 0.90%*
    2004   Lowest contract charge 0.00% Class A (p)     $197.12             --                  --            --           36.39%
           Highest contract charge 0.90% Class A (v)    $174.27             --                  --            --           35.17%
           All contract charges                              --            271             $50,742          3.04%             --
    2003   Lowest contract charge 0.00% Class A (p)     $144.52             --                  --            --           37.51%
           Highest contract charge 0.90% Class A (v)    $128.93             --                  --            --           28.93%
           All contract charges                              --             91             $12,747            --              --
    2002   Lowest contract charge 0.00% Class A (p)     $105.10             --                  --            --            2.84%
           Highest contract charge 0.00% Class A (p)    $105.10             --                  --            --            2.84%
           All contract charges                              --             12             $ 1,261          9.14%             --
Vanguard VIF Equity Index
-------------------------
           Unit Value 0.60%*
    2004   Lowest contract charge 0.60% Class A (t)     $108.79             --                  --            --           10.14%
           Highest contract charge 0.60% Class A (t)    $108.79             --                  --            --           10.14%
           All contract charges                              --             19             $ 2,113          2.97%             --
    2003   Lowest contract charge 0.60% Class A (t)     $ 98.77             --                  --            --           27.70%
           Highest contract charge 0.60% Class A (t)    $ 98.77             --                  --            --              --
           All contract charges                              --              9             $   929          1.01%             --
    2002   Lowest contract charge 0.60% Class A (t)     $ 77.35             --                  --            --          (19.51)%
           Highest contract charge 0.60% Class A (t)    $ 77.35             --                  --            --          (19.51)%
           All contract charges                              --              1             $    77            --              --

(a) Units were made available for sale on May 22, 2000.
(b) Units were made available for sale on June 22, 2000.
(c) Units were made available for sale on October 22, 2000.
(d) Units were made available for sale on October 22, 2001.
(e) Units were made available for sale on May 18, 2001.
(f) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio occurred on May 18, 2001.
(g) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio occurred on May 18, 2001.
(h) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(i) Units were made available for sale on April 26, 2002.
(j) Units were made available for sale on May 13, 2002.
(k) Units were made available for sale March 31, 2002.
(l) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(m) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(n) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(o) Units were made available for sale on August 5, 2002.
(p) Units were made available for sale on November 5, 2002.
(q) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(r) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Concluded)

December 31, 2004


7. Accumulation Unit Values (Concluded)

(s) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(t) Units were made available for sale on April 15, 2002.
(u) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(v) Units were made available for sale on May 2, 2003.
(w) Units were made available for sale on October 13, 2003.
(x) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).
(y) Units were made available for sale on October 25, 2004.
(z) Units were made available for sale on September 7, 2004.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholders' equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2004 and December 31, 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of Notes to the Consolidated Financial Statements, in 2004 AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts and in 2002 changed its method of accounting for variable annuity products that contain guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003

                                                                                 DECEMBER 31,          December 31,
                                                                                    2004                  2003
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS

Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    30,722.3        $    29,095.5
  Mortgage loans on real estate.............................................        3,131.9              3,503.1
  Equity real estate, held for the production of income.....................          643.2                656.5
  Policy loans..............................................................        3,831.4              3,894.3
  Other equity investments..................................................        1,010.5                789.1
  Other invested assets.....................................................        1,112.1                825.2
                                                                              -----------------    -----------------
      Total investments.....................................................       40,451.4             38,763.7
Cash and cash equivalents...................................................        1,680.8                999.1
Cash and securities segregated, at estimated fair value.....................        1,489.0              1,285.8
Broker-dealer related receivables...........................................        2,187.7              2,284.7
Deferred policy acquisition costs...........................................        6,813.9              6,290.4
Goodwill and other intangible assets, net...................................        3,761.4              3,513.4
Amounts due from reinsurers.................................................        2,549.6              2,460.4
Loans to affiliates, at estimated fair value................................          400.0                400.0
Other assets................................................................        3,600.9              3,829.7
Separate Accounts' assets...................................................       61,559.4             54,438.1
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    26,875.1        $    25,307.7
Future policy benefits and other policyholders liabilities..................       14,099.6             13,934.7
Broker-dealer related payables..............................................          945.9              1,261.8
Customers related payables..................................................        2,658.7              1,897.5
Amounts due to reinsurers...................................................          994.0                936.5
Short-term and long-term debt...............................................        1,255.5              1,253.2
Income taxes payable........................................................        2,714.8              2,362.8
Other liabilities...........................................................        1,859.6              2,006.9
Separate Accounts' liabilities..............................................       61,559.4             54,300.6
Minority interest in equity of consolidated subsidiaries....................        2,040.4              1,744.9
Minority interest subject to redemption rights..............................          266.6                488.1
                                                                              -----------------    -----------------
      Total liabilities.....................................................      115,269.6            105,494.7
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,890.9              4,848.2
Retained earnings...........................................................        3,457.0              3,027.1
Accumulated other comprehensive income......................................          874.1                892.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        9,224.5              8,770.6
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,595.4       $     1,376.7      $     1,315.5
Premiums......................................................          879.6               889.4              945.2
Net investment income.........................................        2,501.4             2,386.9            2,377.2
Investment gains (losses), net................................           65.0               (62.3)            (278.5)
Commissions, fees and other income............................        3,355.0             2,811.8            2,987.6
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,396.4             7,402.5            7,347.0
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,867.1             1,708.2            2,036.0
Interest credited to policyholders' account balances..........        1,038.1               969.7              972.5
Compensation and benefits.....................................        1,604.9             1,327.0            1,244.3
Commissions...................................................        1,017.3               991.9              788.8
Distribution plan payments....................................          374.2               370.6              392.8
Amortization of deferred sales commissions....................          177.4               208.6              229.0
Interest expense..............................................           76.8                82.3               95.7
Amortization of deferred policy acquisition costs.............          472.9               434.6              296.7
Capitalization of deferred policy acquisition costs...........       (1,015.9)             (990.7)            (754.8)
Rent expense..................................................          185.0               165.8              168.8
Amortization of other intangible assets, net..................           22.9                21.9               21.2
Alliance charge for mutual fund matters and legal proceedings.            -                 330.0                -
Other operating costs and expenses............................          901.5               832.4              827.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,722.2             6,452.3            6,318.4
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        1,674.2               950.2            1,028.6
Income taxes..................................................         (396.3)             (240.5)             (50.9)
Minority interest in net income of consolidated subsidiaries..         (384.1)             (188.7)            (362.8)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          893.8               521.0              614.9
Earnings from other discontinued operations,
  net of income taxes.........................................            7.9                 3.4                5.6
Gain on sale of real estate held-for-sale, net of income taxes           31.1                 -                  -
Cumulative effect of accounting changes, net of
  income taxes................................................           (2.9)                -                (33.1)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      929.9       $       524.4      $       587.4
                                                                =================  =================  =================





                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         2004               2003               2002
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.............            4,848.2            4,812.8            4,753.6
Increase in additional paid in capital
    in excess of par value....................................               42.7               35.4               59.2
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,890.9            4,848.2            4,812.8
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..........................            3,027.1            2,902.7            2,815.3
Net earnings..................................................              929.9              524.4              587.4
Shareholder dividends paid....................................             (500.0)            (400.0)            (500.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,457.0            3,027.1            2,902.7
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income,
  beginning of year...........................................              892.8              681.1              215.4
Other comprehensive (loss) income.............................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              874.1              892.8              681.1
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................      $     9,224.5       $    8,770.6       $    8,399.1
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       929.9       $      524.4       $      587.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments................................................              (31.1)             211.7              465.6
Minimum pension liability adjustment..........................                -                  -                   .1
Cumulative effect of accounting changes.......................               12.4                -                  -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
COMPREHENSIVE INCOME..........................................      $       911.2       $      736.1       $    1,053.1
                                                                   =================   ================   ================











                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                       2004                2003               2002
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $       929.9       $      524.4       $       587.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,038.1              969.7               972.5
  Universal life and investment-type product
    policy fee income.........................................         (1,595.4)          (1,376.7)           (1,315.5)
  Net change in broker-dealer and customer related
    receivables/payables......................................            379.6               22.5              (237.3)
  Investment (gains) losses, net..............................            (65.0)              62.3               278.5
  Change in deferred policy acquisition costs.................           (543.0)            (556.1)             (458.1)
  Change in future policy benefits............................            129.3              (97.4)              218.0
  Change in property and equipment............................            (69.3)             (55.8)              (76.6)
  Change in income tax payable................................            349.6              246.3                93.3
  Change in accounts payable and accrued expenses.............            (27.4)             276.8                (8.9)
  Change in segregated cash and securities, net...............           (203.2)            (111.5)              240.8
  Minority interest in net income of consolidated subsidiaries            386.8              188.7               362.8
  Change in fair value of guaranteed
    minimum income benefit reinsurance contracts..............            (61.0)              91.0              (120.0)
  Amortization of deferred sales commissions..................            177.4              208.6               229.0
  Amortization of other intangible assets, net................             22.9               21.9                21.2
  Other, net..................................................            194.3              272.6              (114.2)
                                                                 -----------------   -----------------  -----------------
Net cash provided by operating activities.....................          1,043.6              687.3               672.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          3,341.9            4,216.4             2,996.0
  Sales.......................................................          2,983.6            4,818.2             8,035.9
  Purchases...................................................         (7,052.5)         (11,457.9)          (12,709.0)
  Change in short-term investments............................            (77.2)             610.7              (568.9)
  Purchase of minority interest in consolidated subsidiary ...           (410.7)               -                (249.7)
  Other, net..................................................            169.7               89.3               126.6
                                                                 -----------------   -----------------  -----------------
Net cash used by investing activities.........................         (1,045.2)          (1,723.3)           (2,369.1)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................          4,029.4            5,639.1             4,328.5
    Withdrawals and transfers to Separate Accounts............         (2,716.0)          (3,181.1)           (2,022.9)
  Net change in short-term financings.........................              -                (22.1)             (201.2)
  Shareholder dividends paid..................................           (500.0)            (400.0)             (500.0)
  Other, net..................................................           (130.1)            (270.4)             (318.6)
                                                                 -----------------   -----------------  -----------------
Net cash provided by financing activities.....................            683.3            1,765.5             1,285.8
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            681.7              729.5              (410.4)
Cash and cash equivalents, beginning of year..................            999.1              269.6               680.0
                                                                 -----------------   -----------------  -----------------
Cash and Cash Equivalents, End of Year........................    $     1,680.8       $      999.1       $       269.6
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                   (CONTINUED)

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       86.2       $        91.0      $        80.5
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      154.4       $       (45.7)     $      (139.6)
                                                                =================  =================  =================









                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)  ORGANIZATION

    In 2004, The Equitable Life Assurance Society of the United States was renamed to AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

    In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). In March and December 2004, the Company acquired a total of 10.7 million Alliance Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million.

    The Company's consolidated economic interest in Alliance was 46.4% at December 31, 2004, and together with it's ownership with other AXA Financial companies, the consolidated economic interests in Alliance was approximately 61.3%.

    In July 2004, the Holding Company completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial with additional scale in distribution, client base and assets under management.

    AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation and Principles of Consolidation
    -----------------------------------------------------

    The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2004," "2003" and "2002" refer to the years ended December 31, 2004, 2003 and 2002, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

    Closed Block
    ------------

    As a result of demutualization, Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

    Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

    Other Discontinued Operations
    -----------------------------

    In 1991, management discontinued the business of certain pension business operations ("Other Discontinued Operations"). Other Discontinued Operations principally consist of the group non-participating wind-up annuity products, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2004 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Other Discontinued Operations ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Other Discontinued Operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See
    Note 8 of Notes to Consolidated Financial Statements.

    Accounting Changes
    ------------------

    At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FIN No. 46(R), "Consolidation of Variable Interest Entities, Revised".

    At December 31, 2004, the Insurance Group's General Account held $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). As reported in the consolidated balance sheet, these investments included $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2004 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance

    Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of Alliance has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that Alliance is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia ("collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

    As a result of its review, Alliance Capital had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, Alliance Capital sold this investment and accordingly, no longer consolidates this investment and its funds under management.

    Alliance Capital derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

    Alliance has significant variable interests in certain other VIEs with approximately $845 million in client assets under management. However, these VIEs do not require consolidation because management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

    Effective January 1, 2004, the Company adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

    The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying 2004 consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

    Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

    In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

    The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

    New Accounting Pronouncements
    -----------------------------

    On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

    As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of the Company's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of the Company's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of the Company currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

    On May 19, 2004, the FASB approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003", effective for the first interim or annual period beginning after June 15, 2004. FSP 106-2 provides guidance on the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") for employers that sponsor postretirement health care plans that provide prescription drug benefits. MMA introduced a new prescription drug benefit under Medicare that will go into effect in 2006 and also includes a Federal subsidy payable to plan sponsors equal to 28% of certain prescription drug benefits payable to

    Medicare-eligible retirees. The subsidy only is available to an employer that sponsors a retiree medical plan that includes a prescription drug benefit that is at least as valuable as (i.e., actuarially equivalent to) the new Medicare coverage. The subsidy is not subject to Federal income tax.

    Clarifying regulations are expected to be issued by the Centers for Medicare and Medicaid Services to address the interpretation and determination of actuarial equivalency under MMA. In accordance with the provisions of FSP 106-2, management and its actuarial advisors will re-evaluate actuarial equivalency as new information about its interpretation or determination become available. Management and its actuarial advisors have not as yet been able to conclude whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measurements of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost for these plans at and for the period ended December 31, 2004 do not reflect any amount associated with enactment of MMA, including the subsidy.

    Investments
    -----------

    The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:
       o Management having the authority to approve the action commits the organization to a plan to sell the property.
       o The property is available for immediate sale in its present condition subject only to terms that are usual and customary forthe sale of such assets.
       o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
       o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
       o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
       o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2004 were not significant.

    Valuation allowances are netted against the asset categories to which they apply.

    Policy loans are stated at unpaid principal balances.

    Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

    Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

    Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

    All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

    Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
    --------------------------------------------------------------------

    Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

    Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

    Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

    Deferred Policy Acquisition Costs
    ---------------------------------

    Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.95% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.95% net of product weighted average Separate Account fees) and 0% (-2.05% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 1.5 years.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

    Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

    For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2004, the average rate of assumed investment yields, excluding policy loans, was 7.0% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.85% for annuity liabilities.

    Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

    Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $71.7 million and $69.9 million at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, respectively, $1,081.5 million and $1,069.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $        35.0       $       33.8       $       36.6
        Incurred benefits related to prior years...........           12.8               (2.8)              (6.3)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        47.8       $       31.0       $       30.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.9       $       12.1       $       11.5
        Benefits paid related to prior years...............           33.1               34.9               37.2
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        46.0       $       47.0       $       48.7
                                                            =================   ================   =================

    Policyholders' Dividends
    ------------------------

    The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

    At December 31, 2004, participating policies, including those in the Closed Block, represent approximately 16.5% ($32.6 billion) of directly written life insurance in-force, net of amounts ceded.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the general account in connection with the adoption of SOP 03-1 as of January 1, 2004.

    The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $2,191.4 million, $(466.2) million and $(4,740.7) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

    Recognition of Investment Management Revenues and Related Expenses
    ------------------------------------------------------------------

    Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for certain private client transactions and institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

    Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2004 and

    2003, respectively, net deferred sales commissions totaled $254.5 million and $387.2 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2004 net balance for each of the next five years is approximately $20.7 million.

    Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

    Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount.

    Other Accounting Policies
    -------------------------

    In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.49 billion and $1.29 billion have been segregated in a special reserve bank custody account at December 31, 2004 and 2003, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

    Intangible assets related to the Bernstein acquisition include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. Other intangible assets are amortized on a straight-line basis over their estimated useful lives of twenty years.

    Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

    The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Minority interest subject to redemption rights represents the remaining 16.3 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired
    16.32 million of the former Bernstein shareholders' Alliance Units in 2004. The outstanding 16.3 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining five years ending in 2009.

    Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

    The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)  INVESTMENTS

    The following tables provide additional information relating to fixed maturities and equity securities:

                                                               GROSS              GROSS
                                          AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                             COST              GAINS              LOSSES            FAIR VALUE
                                        ---------------   -----------------  -----------------   ---------------
                                                                     (IN MILLIONS)
    DECEMBER 31, 2004
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    22,285.8     $    1,684.3       $       45.3       $   23,924.8
        Mortgage-backed...............         3,472.4             47.7                9.7            3,510.4
        U.S. Treasury, government
          and agency securities.......           964.1             54.9                1.3            1,017.7
        States and political
          subdivisions................           187.1             20.6                 .8              206.9
        Foreign governments...........           245.1             47.2                 .1              292.2
        Redeemable preferred stock....         1,623.1            151.4                4.2            1,770.3
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    28,777.6     $    2,006.1       $       61.4       $   30,722.3
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $         1.0     $        1.2       $         .1       $        2.1
      Trading securities..............              .4              1.0                 .2                1.2
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $         1.4     $        2.2       $         .3       $        3.3
                                        ================= =================  =================  ================
    December 31, 2003
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
        Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
        U.S. Treasury, government
          and agency securities.......           812.3             58.7                 .5              870.5
        States and political
          subdivisions................           188.2             14.1                2.0              200.3
        Foreign governments...........           248.4             45.9                 .3              294.0
        Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
      Trading securities..............             1.9               .6                1.5                1.0
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                        ================= =================  =================  ================


    For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $4,138.7 million and $4,462.1 million, respectively, had estimated fair values of $4,446.0 million and $4,779.6 million, respectively.

    The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      878.8       $      895.5
        Due in years two through five..........................................       5,162.9            5,512.4
        Due in years six through ten...........................................      10,355.1           11,145.6
        Due after ten years....................................................       7,285.3            7,888.1
        Mortgage-backed securities.............................................       3,472.4            3,510.4
                                                                                ----------------   -----------------
        Total..................................................................  $   27,154.5       $   28,952.0
                                                                                ================   =================

    Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

    The following table discloses fixed maturities (636 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2004:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                         GROSS                          GROSS
                                ESTIMATED       UNREALIZED     ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------- ---------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     1,709.6   $       20.0     $      545.4   $       25.3    $    2,255.0    $      45.3
     Mortgage-backed.......          776.5            8.5             69.6            1.2           846.1            9.7
     U.S. Treasury,
       Government and
       Agency securities...          138.4            1.1              4.8             .2           143.2            1.3
     States and political
       Subdivisions........            -              -               19.4             .8            19.4             .8
     Foreign governments...            5.0             .1              -              -               5.0             .1
     Redeemable
       Preferred stock.....           58.0            3.5             14.3             .7            72.3            4.2
                             --------------- ---------------  -------------  -------------   -------------  ------------
   Total Temporarily
     Impaired Securities ..  $     2,687.5   $       33.2     $      653.5   $       28.2    $    3,341.0   $       61.4
                             =============== ===============  =============  =============   =============  ============

    The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2004, approximately $987.3 million or 3.6% of the $27,154.5 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

    At December 31, 2004, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $15.5 million.

    The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $891.0 million and $775.5 million, respectively.

    The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $17.6 million and $122.4 million at December 31, 2004 and 2003, respectively. Gross interest income on these loans included in net investment income aggregated $6.9 million, $7.8 million and $5.3 million in 2004, 2003 and 2002, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.5 million, $10.0 million and $6.8 million in 2004, 2003 and 2002, respectively.

    Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                     DECEMBER 31,
                                                                       ----------------------------------------
                                                                              2004                 2003
                                                                       -------------------  -------------------
                                                                                    (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances......   $         89.4       $        149.4
    Impaired mortgage loans without investment valuation allowances...             10.7                 29.1
                                                                       -------------------  -------------------
    Recorded investment in impaired mortgage loans....................            100.1                178.5
    Investment valuation allowances...................................            (11.3)               (18.8)
                                                                       -------------------  -------------------
    Net Impaired Mortgage Loans.......................................   $         88.8       $        159.7
                                                                       ===================  ===================

    During 2004, 2003 and 2002, respectively, the Company's average recorded investment in impaired mortgage loans was $148.3 million, $180.9 million and $138.1 million. Interest income recognized on these impaired mortgage loans totaled $11.4 million, $12.3 million and $10.0 million for 2004, 2003 and 2002, respectively.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $79.2 million and $143.2 million.

    The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, the carrying value of equity real estate held-for-sale amounted to zero and $56.9 million, respectively. For 2004, 2003 and 2002, respectively, real estate of zero, $2.8 million and $5.6 million was acquired in satisfaction of debt. At December 31, 2004 and 2003, the Company owned $221.0 million and $275.8 million, respectively, of real estate acquired in satisfaction of debt of which $2.2 million and $3.6 million, respectively, are held as real estate joint ventures.

    Accumulated depreciation on real estate was $207.5 million and $189.6 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $20.8 million, $38.8 million and $18.0 million for 2004, 2003 and 2002, respectively.

    Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                   2004              2003                2002
                                                            ----------------    ----------------   -----------------
                                                                                 (IN MILLIONS)
    Balances, beginning of year..........................   $        20.5       $       55.0       $       87.6
    Additions charged to income..........................             3.9               12.2               32.5
    Deductions for writedowns and
      asset dispositions.................................           (13.1)             (15.2)             (65.1)
    Deduction for transfer of real estate held-for-sale
      to real estate held for the production of income...             -                (31.5)               -
                                                            ----------------    ----------------   -----------------
    Balances, End of Year................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

    Balances, end of year comprise:
      Mortgage loans on real estate......................   $        11.3       $       18.8       $       23.4
      Equity real estate.................................             -                  1.7               31.6
                                                            ----------------    ----------------   -----------------
    Total................................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

4)  EQUITY METHOD INVESTMENTS

    Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,008.2 million and $896.9 million, respectively, at December 31, 2004 and 2003. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $66.2 million, $4.3 million and $(18.3) million, respectively, for 2004, 2003 and 2002.

    Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 6 individual ventures at December 31, 2004 and 2003, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                        DECEMBER 31,
                                                                            ------------------------------------
                                                                                  2004                2003
                                                                            ----------------   -----------------
                                                                                         (IN MILLIONS)
    BALANCE SHEETS
    Investments in real estate, at depreciated cost........................  $       537.1      $       551.6
    Investments in securities, generally at estimated fair value...........          162.4              204.8
    Cash and cash equivalents..............................................           13.5               37.6
    Other assets...........................................................           23.0               22.8
                                                                            ----------------   -----------------
    Total Assets...........................................................  $       736.0      $       816.8
                                                                            ================   =================

    Borrowed funds - third party...........................................  $       254.3      $       259.7
    Other liabilities......................................................           17.4               19.5
                                                                            ----------------   -----------------
    Total liabilities......................................................          271.7              279.2
                                                                            ----------------   -----------------

    Partners' capital......................................................          464.3              537.6
                                                                            ----------------   -----------------
    Total Liabilities and Partners' Capital................................  $       736.0      $       816.8
                                                                            ================   =================

    The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       168.8
                                                                            ================   =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Revenues of real estate joint ventures.............  $        95.2       $       95.6       $       98.4
    Net revenues (losses) of
      other limited partnership interests..............           19.8               26.0              (23.2)
    Interest expense - third party.....................          (16.9)             (18.0)             (19.8)
    Other expenses.....................................          (64.0)             (61.7)             (59.3)
                                                        -----------------   ----------------   -----------------
    Net Earnings (Losses)..............................  $        34.1       $       41.9       $       (3.9)
                                                        =================   ================   =================

    The Company's Equity in Net Earnings of These
      Entities Included Above..........................  $        11.0       $        5.0       $       12.8
                                                        =================   ================   =================

5)  NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

    The sources of net investment income follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $     1,879.5       $    1,792.6       $    1,755.4
    Mortgage loans on real estate......................          249.6              279.5              314.8
    Equity real estate.................................          124.8              136.9              153.7
    Other equity investments...........................           78.4               49.3              (45.4)
    Policy loans.......................................          251.0              260.1              269.4
    Other investment income............................           92.0               66.8              114.1
                                                        -----------------   ----------------   -----------------

      Gross investment income..........................        2,675.3            2,585.2            2,562.0

      Investment expenses..............................         (173.9)            (198.3)            (184.8)
                                                        -----------------   ----------------   -----------------

    Net Investment Income..............................  $     2,501.4       $    2,386.9       $    2,377.2
                                                        =================   ================   =================

    Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $        26.3       $     (100.7)      $     (374.3)
    Mortgage loans on real estate......................             .2                1.3                3.7
    Equity real estate.................................           11.6               26.8              101.5
    Other equity investments...........................           24.4                2.0                3.3
    Issuance and sales of Alliance Units...............            -                  -                   .5
    Other..............................................            2.5                8.3              (13.2)
                                                        -----------------   ----------------   -----------------
      Investment gains (losses), net...................  $        65.0       $      (62.3)      $     (278.5)
                                                        =================   ================   =================

    Writedowns of fixed maturities amounted to $36.4 million, $193.2 million and $312.8 million for 2004, 2003 and 2002, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

    For 2004, 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,908.3 million, $4,773.5 million and $7,176.3 million. Gross gains of $47.7 million, $105.1 million and $108.4 million and gross losses of $9.7 million, $39.5 million and $172.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2004, 2003 and 2002 amounted to $.8 million, $416.8 million and $1,047.8 million, respectively.

    In 2004, 2003 and 2002, respectively, net unrealized holding gains (losses) on trading account equity securities of $.3 million, $2.1 million, and $.5 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.2 million and $1.0 million and costs of $.4 million and $1.9 million at December 31, 2004 and 2003, respectively.

    For 2004, 2003 and 2002, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $70.4 million, $76.5 million and $92.1 million, respectively.

    Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance, beginning of year.........................  $       892.8       $      681.1       $      215.5
    Changes in unrealized investment gains (losses)....          (12.8)             440.8            1,049.9
    Changes in unrealized investment (gains) losses
      attributable to:
        Participating group annuity contracts,
           Closed Block policyholder dividend
           obligation and other........................           (1.5)             (53.0)            (157.3)
        DAC............................................           (2.5)             (65.7)            (174.1)
        Deferred income taxes..........................           (1.9)            (110.4)            (252.9)
                                                        -----------------   ----------------   -----------------
    Balance, End of Year...............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

                                                                  2004                2003              2002
                                                         ----------------    -----------------  ----------------
                                                                               (IN MILLIONS)
    Balance, end of year comprises:
      Unrealized investment gains (losses) on:
        Fixed maturities...............................  $     2,003.2       $    2,015.7       $    1,572.0
        Other equity investments.......................            1.2                1.5               (1.5)
        Other..........................................          (28.1)             (28.1)             (22.2)
                                                         ----------------    -----------------  ----------------
          Total........................................        1,976.3            1,989.1            1,548.3
      Amounts of unrealized investment (gains) losses
        attributable to:
          Participating group annuity contracts,
            Closed Block policyholder dividend
            obligation and other.......................         (275.7)            (274.2)            (221.2)
          DAC..........................................         (342.2)            (339.7)            (274.0)
          Deferred income taxes........................         (484.3)            (482.4)            (372.0)
                                                         ----------------    -----------------  ----------------
    Total..............................................  $       874.1       $      892.8       $      681.1
                                                         ================    =================  ================

    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)  ACCUMULATED OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)

    Unrealized gains on investments....................  $       874.1       $      892.8       $      681.1
                                                        -----------------   ----------------   -----------------
    Total Accumulated Other
      Comprehensive Income.............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

    The components of other comprehensive income for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net unrealized gains (losses) on investments:
      Net unrealized gains arising during
        the period.....................................  $        69.4       $      416.6       $    1,008.9
      (Gains) losses reclassified into net earnings
        during the period..............................          (82.2)              24.2               41.0
                                                        -----------------   ----------------   -----------------
    Net unrealized gains on investments................          (12.8)             440.8            1,049.9
    Adjustments for policyholders liabilities,
        DAC and deferred income taxes..................           (5.9)            (229.1)            (584.3)
                                                        -----------------   ----------------   -----------------

    Change in unrealized (losses) gains, net of
        adjustments....................................          (18.7)             211.7              465.6
    Change in minimum pension liability................            -                  -                   .1
                                                        -----------------   ----------------   -----------------
    Total Other Comprehensive (Loss) Income............  $       (18.7)      $      211.7       $      465.7
                                                        =================   ================   =================

 7) CLOSED BLOCK

    The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

    If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force,

    Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

    Summarized financial information for the Closed Block is as follows:

                                                                             DECEMBER 31,         December 31,
                                                                                 2004                 2003
                                                                           -----------------    -----------------
                                                                                       (IN MILLIONS)

    CLOSED BLOCK LIABILITIES:
    Future policy benefits, policyholders' account balances and other....  $     8,911.5        $     8,972.1
    Policyholder dividend obligation.....................................          264.3                242.1
    Other liabilities....................................................          122.1                129.5
                                                                           -----------------    -----------------
    Total Closed Block liabilities.......................................        9,297.9              9,343.7
                                                                           -----------------    -----------------

    ASSETS DESIGNATED TO THE CLOSED BLOCK:
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $5,488.6 and $5,061.0)..........................        5,823.2              5,428.5
    Mortgage loans on real estate........................................        1,098.8              1,297.6
    Policy loans.........................................................        1,322.5              1,384.5
    Cash and other invested assets.......................................           37.1                143.3
    Other assets.........................................................          187.0                199.2
                                                                           -----------------    -----------------
     Total assets designated to the Closed Block.........................        8,468.6              8,453.1
                                                                           -----------------    -----------------

    Excess of Closed Block liabilities over assets designated to
       the Closed Block..................................................          829.3                890.6

    Amounts included in accumulated other comprehensive income:
       Net unrealized investment gains, net of deferred income tax expense of $24.6 and $43.9 and policyholder dividend
         obligation of $264.3 and $242.1.................................           45.7                 81.6
                                                                           -----------------    -----------------

    Maximum Future Earnings To Be Recognized From Closed Block
       Assets and Liabilities............................................  $       875.0        $       972.2
                                                                           =================    =================


    Closed Block revenues and expenses were as follows:

                                                                2004               2003                 2002
                                                           ----------------   ----------------   --------------------
                                                                               (IN MILLIONS)

    REVENUES:
    Premiums and other income............................   $      471.0       $      508.5       $       543.8
    Investment income (net of investment
       expenses of $.3, $2.4, and $5.4)..................          554.8              559.2               582.4
    Investment gains (losses), net.......................           18.6              (35.7)              (47.0)
                                                           ----------------   ----------------   --------------------
    Total revenues.......................................        1,044.4            1,032.0             1,079.2
                                                           ----------------   ----------------   --------------------

    BENEFITS AND OTHER DEDUCTIONS:
    Policyholders' benefits and dividends................          887.3              924.5               980.2
    Other operating costs and expenses...................            3.5                4.0                 4.4
                                                           ----------------   ----------------   --------------------
    Total benefits and other deductions..................          890.8              928.5               984.6
                                                           ----------------   ----------------   --------------------

    Net revenues before income taxes.....................          153.6              103.5                94.6
    Income tax expense...................................          (56.4)             (37.5)              (34.7)
                                                           ----------------   ----------------   --------------------
    Net Revenues.........................................   $       97.2       $       66.0       $        59.9
                                                           ================   ================   ====================

    Reconciliation of the policyholder dividend obligation is as follows:

                                                                                       DECEMBER 31,
                                                                            ------------------------------------
                                                                                 2004                2003
                                                                            ----------------   -----------------
                                                                                       (IN MILLIONS)
    Balance at beginning of year...........................................  $       242.1      $       213.3
    Unrealized investment gains............................................           22.2               28.8
                                                                            ----------------   -----------------
    Balance at End of Year ................................................  $       264.3      $       242.1
                                                                            ================   =================

    Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances...........  $        59.5      $        58.3
    Impaired mortgage loans without investment valuation allowances........            2.3                5.8
                                                                            ----------------   -----------------
    Recorded investment in impaired mortgage loans.........................           61.8               64.1
    Investment valuation allowances........................................           (4.2)              (3.7)
                                                                            ----------------   -----------------
    Net Impaired Mortgage Loans............................................  $        57.6      $        60.4
                                                                            ================   =================

    During 2004, 2003 and 2002, the Closed Block's average recorded investment in impaired mortgage loans was $64.2 million, $51.9 million and $26.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $2.7 million and $2.1 million for 2004, 2003 and 2002, respectively.

    Valuation allowances amounted to $4.0 million and $3.6 million on mortgage loans on real estate and zero and $.1 million on equity real estate at December 31, 2004 and 2003, respectively. Writedowns of fixed maturities amounted to $10.8 million, $37.8 million and $40.0 million for 2004, 2003 and 2002, respectively.

8)  OTHER DISCONTINUED OPERATIONS

    Summarized financial information for Other Discontinued Operations follows:

                                                                                     DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                 2003
                                                                          -----------------    -----------------
                                                                                      (IN MILLIONS)
    BALANCE SHEETS
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $643.6 and $644.7)..............................  $      702.1         $      716.4
    Equity real estate...................................................         190.1                198.2
    Mortgage loans on real estate........................................          21.4                 63.9
    Other equity investments.............................................           4.4                  7.5
    Other invested assets................................................            .3                   .2
                                                                          -----------------    -----------------
      Total investments..................................................         918.3                986.2
    Cash and cash equivalents............................................         150.2                 63.0
    Other assets.........................................................          33.3                110.9
                                                                          -----------------    -----------------
    Total Assets.........................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

    Policyholders liabilities............................................  $      844.6         $      880.3
    Allowance for future losses..........................................         132.7                173.4
    Other liabilities....................................................         124.5                106.4
                                                                          -----------------    -----------------
    Total Liabilities....................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Investment income (net of investment
      expenses of $17.2, $21.0 and $18.1)..............  $        68.5       $       70.6       $       69.7
    Investment gains, net..............................            3.6                5.4               34.2
    Policy fees, premiums and other income.............            -                  -                   .2
                                                        -----------------   ----------------   -----------------
    Total revenues.....................................           72.1               76.0              104.1

    Benefits and other deductions......................          (99.4)              89.4               98.7
    (Losses charged) earnings credited  to allowance
      for future losses................................          (27.3)             (13.4)               5.4
                                                        -----------------   ----------------   -----------------
    Pre-tax loss from operations.......................            -                  -                  -
    Pre-tax earnings from releasing the allowance
      for future losses................................           12.0                5.2                8.7
    Income tax expense.................................           (4.1)              (1.8)              (3.1)
                                                        -----------------   ----------------   -----------------
    Earnings from Other
      Discontinued Operations..........................  $         7.9       $        3.4       $        5.6
                                                        =================   ================   =================

    The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

    Valuation allowances of zero and $2.5 million on mortgage loans on real estate were held at December 31, 2004 and 2003, respectively. During 2004, 2003 and 2002, discontinued operations' average recorded investment in impaired mortgage loans was $8.4 million, $16.2 million and $25.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.0 million, $1.3 million and $2.5 million for 2004, 2003 and 2002, respectively.

9)  GMDB, GMIB, GMWB AND NO LAPSE GUARANTEES

    Variable Annuity Contracts - GMDB and GMIB

    The Company issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2004:

                                                              GMDB               GMIB                TOTAL
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
      Paid guarantee benefits..........................          (65.6)               -                (65.6)
      Other changes in reserves........................            6.5              (31.9)             (25.4)
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2003.......................           69.3               85.6              154.9
      Paid guarantee benefits..........................          (46.8)               -                (46.8)
      Other changes in reserve.........................           45.1               32.0               77.1
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2004.......................  $        67.6       $      117.6       $      185.2
                                                        =================   ================   =================

    Related GMDB reinsurance ceded amounts were:

                                                              GMDB
                                                        -----------------
    Balance at December 31, 2002.......................  $        21.5
      Paid guarantee benefits..........................          (18.5)
      Other changes in reserves........................           14.2
                                                        -----------------
    Balance at December 31, 2003.......................           17.2
      Paid guarantee benefits..........................          (12.9)
      Other changes in reserve.........................            6.0
                                                        -----------------
    Balance at December 31, 2004.......................  $        10.3
                                                        =================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

    The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                             RETURN
                                                               OF
                                                            PREMIUM      RATCHET    ROLL-UP     COMBO      TOTAL
                                                            -------      -------    -------     -----      -----
                                                                           (DOLLARS IN MILLIONS)
GMDB:
-----
  Account Value (1).....................................  $ 30,176     $6,264      $8,265    $10,935     $55,640
  Net amount at risk, gross ............................     $ 965       $623      $1,852        $15      $3,455
  Net amount at risk, net of amounts reinsured..........     $ 963       $419      $1,113        $15      $2,510
  Average attained age of Contractholders...............      49.6       60.1        62.6       60.3        52.0
  Percentage of Contractholders over age 70.............      7.3%       21.7%      28.2%      20.5%       10.9%
  Range of guaranteed minimum return rates..............      N/A        N/A        3%-6%      3%-6%       3%-6%

GMIB:
-----
  Account Value (2).....................................       N/A        N/A      $5,834    $14,892     $20,726
  Net amount at risk, gross ............................       N/A        N/A        $372          -        $372
  Net amount at risk, net of amounts reinsured..........       N/A        N/A         $92          -         $92
  Weighted average years remaining until annuitization..       N/A        N/A         3.7        9.2         7.3
  Range of guaranteed minimum return rates..............       N/A        N/A       3%-6%      3%-6%       3%-6%

    (1) Included General Account balances of $11,711 million, $220 million, $136 million and $440 million, respectively, for a total of $12,507 million.

    (2) Included General Account balances of $1 million and $641 million, respectively, for a total of $642 million.

    For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

    For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    In 2003, AXA Equitable initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2004, the total account value and net amount at risk of contracts were $20,887 million and $21 million, respectively, for the GMDB hedge program and $7,446 million and zero, respectively, for the GMIB hedge program.

    In third quarter 2004, AXA Equitable began to sell variable annuity contracts with guaranteed minimum withdrawal benefits ("GMWB"). At December 31, 2004, the reserve for such benefits was zero.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                DECEMBER 31,       December 31,
                                                                                    2004               2003
                                                                               ----------------  ------------------
                                                                                          (IN MILLIONS)
    GMDB:
       Equity...............................................................    $   32,088        $    26,159
       Fixed income.........................................................         4,192              3,815
       Balanced.............................................................         5,342              2,761
       Other................................................................         1,551              1,497
                                                                               ----------------  ------------------
       Total................................................................    $   43,173        $    34,232
                                                                               ================  ==================

    GMIB:
       Equity...............................................................    $   14,325        $    10,025
       Fixed income.........................................................         2,425              2,319
       Balanced.............................................................         2,768                725
       Other................................................................           565                711
                                                                               ----------------  ------------------
       Total................................................................    $   20,083        $    13,780
                                                                               ================  ==================

    Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due.

    The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

    The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                 DIRECT           REINSURANCE
                                                               LIABILITY             CEDED                NET
                                                            -----------------   -----------------   -----------------
                                                                                 (IN MILLIONS)
      Balance at December 31, 2003.......................    $        37.4       $        -          $       37.4
        Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
        Other changes in reserve.........................              6.5               (4.4)                2.1
                                                            -----------------   -----------------   -----------------
      Balance at December 31, 2004.......................    $        20.5       $       (6.1)       $       14.4
                                                            =================   =================   =================

10) SHORT-TERM AND LONG-TERM DEBT

    Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                2003
                                                                          -----------------   ------------------
                                                                                        (IN MILLIONS)
    Short-term debt:
    Current portion of long-term debt...................................  $       399.9        $          -
    Promissory note, 1.44% ..............................................         248.3                248.3
                                                                          -----------------    -----------------
    Total short-term debt................................................         648.2                248.3
                                                                          -----------------    -----------------

    Long-term debt:
    AXA Equitable:
      Surplus notes, 6.95%, due 2005.....................................           -                  399.8
      Surplus notes, 7.70%, due 2015.....................................         199.8                199.8
                                                                          -----------------    -----------------
          Total AXA Equitable............................................         199.8                599.6
                                                                          -----------------    -----------------
    Alliance:
      Senior Notes, 5.625%, due 2006.....................................         399.2                398.8
      Other..............................................................           8.3                  6.5
                                                                          -----------------    -----------------
          Total Alliance.................................................         407.5                405.3
                                                                          -----------------    -----------------

    Total long-term debt.................................................         607.3              1,004.9
                                                                          -----------------    -----------------

    Total Short-term and Long-term Debt..................................  $    1,255.5         $    1,253.2
                                                                          =================    =================

    Short-term Debt
    ---------------

    AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

    On July 9, 2004, AXA and certain of its subsidiaries entered into a
    (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

    AXA Equitable has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2005, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

    At December 31, 2004 and 2003, the Company had pledged real estate of $307.1 million and $309.8 million, respectively, as collateral for certain short-term debt.

    Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2004. At December 31, 2004, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

    At December 31, 2004, Alliance maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2004, no amounts were outstanding under the ECN program.

    Long-term Debt
    --------------

    At December 31, 2004, the Company was not in breach of any debt covenants.

    At December 31, 2004, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $408.4 million for 2006, zero for 2007, 2008 and 2009, and $200.0 million thereafter.

    In August 2001, Alliance issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which Alliance may issue up to $600.0 million in senior debt securities. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11) INCOME TAXES

    A summary of the income tax expense in the consolidated statements of earnings follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Income tax expense:
      Current expense (benefit)........................  $       358.9       $      112.5       $     (400.0)
      Deferred expense.................................           37.4              128.0              450.9
                                                        -----------------   ----------------   -----------------
    Total..............................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Expected income tax expense........................  $       586.0       $      332.6       $      360.0
    Minority interest..................................         (110.4)             (58.7)            (128.3)
    Separate Account investment activity...............          (63.3)             (29.1)            (159.3)
    Non-taxable investment income......................          (22.6)             (20.8)               3.4
    Non-deductible penalty.............................            -                 14.8                -
    Adjustment of tax audit reserves...................            7.7               (9.9)             (34.2)
    Non-deductible goodwill and other intangibles......            2.7                -                  -
    Other..............................................           (3.8)              11.6                9.3
                                                        -----------------   ----------------   -----------------
    Income Tax Expense.................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The components of the net deferred income taxes are as follows:

                                                   DECEMBER 31, 2004                  December 31, 2003
                                            ---------------------------------  ---------------------------------
                                                ASSETS         LIABILITIES         Assets         Liabilities
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Compensation and related benefits......  $       -        $      213.9      $        -        $     271.8
    Reserves and reinsurance...............        945.1               -               801.9              -
    DAC....................................          -             2,026.8               -            1,855.6
    Unrealized investment gains............          -               483.7               -              482.4
    Investments............................          -               557.9               -              525.3
    Other..................................          -                41.9               6.7              -
                                            ---------------  ----------------  ---------------   ---------------
    Total..................................  $     945.1      $    3,324.2      $      808.6      $   3,135.1
                                            ===============  ================  ===============   ===============

    In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

    In 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

12) REINSURANCE AGREEMENTS

    The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

    During 2004, the Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis, retaining up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

    At December 31, 2004, the Company had reinsured in the aggregate approximately 27.4% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75.3% of its current liability exposure resulting from the GMIB feature.

    Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2004 and 2003 were $90.0 million and $29.0 million, respectively. The increase (decrease) in estimated fair value was $61.0 million and $(91.0) million for the years ended December 31, 2004 and 2003, respectively.

    At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $2.55 billion and $2.46 billion. Reinsurance payables related to insurance contracts totaling $27.9 million and $27.5 million are included in other liabilities in the consolidated balance sheets.

    The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $387.4 million and $389.7 million at December 31, 2004 and 2003, respectively.

    The Insurance Group also cedes a portion of its extended term insurance, paid up life insurance and guaranteed interest contracts and substantially all of its individual disability income through various coinsurance agreements.

    In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2004 and 2003 were $653.0 million and $587.5 million, respectively.

    The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       828.9       $      913.8       $      954.6
        Reinsurance assumed................................          191.2              153.2              181.4
        Reinsurance ceded..................................         (140.5)            (177.6)            (190.8)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       879.6       $      889.4       $      945.2
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       134.8       $      100.3       $       96.6
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       344.7       $      390.9       $      346.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.2       $       49.7       $       54.6
                                                            =================   ================   =================

13) EMPLOYEE BENEFIT PLANS

    The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. AXA Equitable's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

    Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2004 to the qualified plans of $10.0 million. The Company expected to require no cash contributions to the qualified plans to satisfy the minimum funding requirements for the year ended 2005.

    Components of net periodic pension expense (credit) follow:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        34.6       $       31.8       $       32.1
        Interest cost on projected benefit obligations.....          121.9              122.6              125.3
        Expected return on assets..........................         (170.9)            (173.9)            (181.8)
        Net amortization and deferrals.....................           64.7               53.4                6.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        50.3       $       33.9       $      (18.0)
                                                            =================   ================   =================

    The projected benefit obligations under the pension plans were comprised of:

                                                                                       December 31,
                                                                             -----------------------------------
                                                                                 2004                2003
                                                                             ---------------   -----------------
                                                                                       (In Millions)
    Benefit obligations, beginning of year.................................  $    2,013.3       $    1,883.9
    Service cost...........................................................          28.6               26.8
    Interest cost..........................................................         121.9              122.6
    Actuarial losses ......................................................         184.0              113.5
    Benefits paid..........................................................        (135.8)            (133.5)
                                                                             ---------------   -----------------
    Benefit Obligations, End of Year.......................................  $    2,212.0       $    2,013.3
                                                                             ===============   =================

    The change in plan assets and the funded status of the pension plans was as follows:

                                                                                          December 31,
                                                                                ----------------------------------
                                                                                    2004               2003
                                                                                ---------------   ----------------
                                                                                         (In Millions)
    Plan assets at fair value, beginning of year..............................  $    2,015.1      $     1,785.4
    Actual return on plan assets..............................................         243.9              359.7
    Contributions.............................................................          11.4               10.0
    Benefits paid and fees....................................................        (143.7)            (140.0)
                                                                                ---------------   ----------------
    Plan assets at fair value, end of year....................................       2,126.7            2,015.1
    Projected benefit obligations.............................................       2,212.0            2,013.3
                                                                                ---------------   ----------------
    (Underfunding) excess of plan assets over projected benefit obligations...         (85.3)               1.8
    Unrecognized prior service cost...........................................          (9.8)             (34.8)
    Unrecognized net loss from past experience different
      from that assumed.......................................................         927.5              904.3
    Unrecognized net asset at transition......................................          (1.3)              (1.3)
                                                                                ---------------   ----------------
    Prepaid Pension Cost, Net.................................................  $      831.1      $       870.0
                                                                                ===============   ================

    The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $852.4 million and $886.4 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $21.3 million and $16.4 million at December 31, 2004 and 2003, respectively.

    The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                             DECEMBER 31,
                                                      ---------------------------------------------------------
                                                               2004                             2003
                                                      ---------------------------      ------------------------
                                                                             (IN MILLIONS)
                                                             ESTIMATED                    Estimated
                                                            FAIR VALUE         %          Fair Value       %
                                                      --------------------    ----     ----------------   -----
    Corporate and government debt securities.......    $       450.1          21.2     $      438.2       21.7
    Equity securities..............................          1,468.0          69.0          1,387.4       68.9
    Equity real estate ............................            192.8           9.1            184.8        9.2
    Short-term investments.........................             14.9            .7              2.1         .1
    Other..........................................               .9            -               2.6         .1
                                                      --------------------             ---------------
    Total Plan Assets..............................    $     2,126.7                   $     2,105.1
                                                      ====================             ===============

    The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. Strategy with respect to asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

    A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

    The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2004 and 2003.

                                                                                     AXA Financial
                                                                            --------------------------------
                                                                                2004               2003
                                                                                ----               ----
    Discount rate:
      Benefit obligation...............................................        5.75%              6.25%
      Periodic cost....................................................        6.25%              6.75%

    Rate of compensation increase:
      Benefit obligation and periodic cost.............................        5.75%              5.78%

    Expected long-term rate of return on plan assets (periodic cost)...         8.5%               8.5%

    As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

    The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were zero and zero, respectively, at December 31, 2004, and $51.1 million and $37.3 million, respectively, at December 31, 2003. The accumulated benefit obligation for all defined benefit pension plans was $2,072.6 million and $1,933.5 million at December 31, 2004 and 2003, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was zero at December 31, 2004 and $73.6 million at December 31, 2003.

    Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $23.2 million, $24.5 million and $26.0 million for 2004, 2003 and 2002, respectively.

    The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2005, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2004 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                             --------------------
                                                 (IN MILLIONS)
                  2005.......................  $     146.3
                  2006.......................        156.2
                  2007.......................        159.4
                  2008.......................        161.3
                  2009.......................        163.8
                  Years 2010 - 2014..........        842.0

    On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "MMA") was signed into law. It introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit, however, detailed regulations necessary to implement and administer the MMA have not yet been issued. Management and its actuarial advisors have not been able to conclude as yet whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measures of the accumulated postretirement benefit obligations and net periodic postretirement benefit cost for these plans at and for the year ended December 31, 2004 do not reflect any amounts associated with enactment of MMA, including the subsidy.

    Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $140.4 million, $124.2 million and $101.4 million for 2004, 2003 and 2002, respectively (including $61.3 million, $85.1 million and $63.7 million for 2004, 2003 and 2002, respectively, relating to the Bernstein deferred compensation plan).

14) DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

    Derivatives
    -----------

    The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2004, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

    Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2004 the outstanding notional amount of interest rate floors was $12.0 billion. For the year ended December 31, 2004 net unrealized losses of $3.9 million and no realized gains were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

    The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $20,887 million at December 31, 2004, and in 2004, initiated a similar program to hedge certain risks, associated with the GMIB feature of certain annuity products with a total account value of $7,446 million at December 31, 2004. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2004 the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and NASDAQ 100 indices, having an aggregate notional amount of $956.7 million and an initial margin requirement of $51.2 million. Contracts are net settled daily. At December 31, 2004, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having an aggregate notional amount of $156.7 million and an initial margin requirement of $1.3 million. Contracts are net settled daily. For the year ended December 31, 2004, net realized losses of $63.1 million and net unrealized losses of $20.6 million were recognized from futures contracts utilized in this program and were partially offset by a similar decline in the GMDB and GMIB reserve.

    The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the NAIC.

    All derivatives outstanding at December 31, 2004 and 2003 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Notional Amount by Derivative Type:
      Options:
        Floors..........................................................    $   12,000         $   12,000
        Bond and equity-based futures...................................         1,113                275
                                                                           ----------------   -----------------
      Total.............................................................    $   13,113         $   12,275
                                                                           ================   =================

    At December 31, 2004 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

    All gains and losses on derivative financial instruments utilized by the Company in 2004 and 2003 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2004 and 2003, respectively, investment results, principally in net investment income, included gross gains of $26.2 million and $.6 million and gross losses of $114.2 million and $42.6 million that were recognized on derivative positions.

    Fair Value of Financial Instruments
    -----------------------------------

    The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2004 and 2003.

    Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

    Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

    The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

    The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

    Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

    The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                       DECEMBER 31,
                                            --------------------------------------------------------------------
                                                          2004                               2003
                                            ---------------------------------  ---------------------------------
                                               CARRYING         ESTIMATED         Carrying         Estimated
                                                VALUE          FAIR VALUE          Value           Fair Value
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Consolidated:
    Mortgage loans on real estate..........  $    3,131.9     $     3,321.4     $     3,503.1     $    3,761.7
    Other limited partnership interests....         891.0             891.0             775.5            775.5
    Policy loans...........................       3,831.4           4,358.2           3,894.3          4,481.9
    Policyholders liabilities:
      Investment contracts.................      17,755.5          18,175.5          16,817.0         17,245.9
    Long-term debt.........................         607.3             665.9           1,004.9          1,105.7

    Closed Block:
    Mortgage loans on real estate..........  $    1,098.8     $     1,162.9     $     1,297.6     $    1,386.0
    Other equity investments...............           3.8               3.8              14.2             14.2
    Policy loans...........................       1,322.5           1,535.4           1,384.5          1,626.7
    SCNILC liability.......................          13.1              13.1              14.8             14.9

    Other Discontinued Operations:
    Mortgage loans on real estate..........  $       21.4     $        23.1     $        63.9     $       69.5
    Other equity investments...............           4.4               4.4               7.5              7.5
    Guaranteed interest contracts..........           6.8               6.8              17.8             16.3
    Long-term debt.........................         101.7             101.7             101.7            101.7

15) COMMITMENTS AND CONTINGENT LIABILITIES

    In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2004, these arrangements included commitments by the Company to provide equity financing of $418.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

    AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

    The Company had $60.5 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2004. AXA Equitable had $29.2 million in commitments under existing mortgage loan agreements at December 31, 2004.

    In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2004, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16) LITIGATION

    A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, Equitable Variable Life Insurance Company ("EVLICO", which was merged into AXA Equitable effective January 1, 1997), and AXA Life like other life and health insurers, from time to time are involved in such litigations.

    In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased AXA Equitable deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law (the "GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserted causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply AXA Equitable's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint. In February 2004, the District Court issued a decision withdrawing without prejudice defendants' motion to dismiss the second amended complaint with leave to refile because the parties did not comply with the court's Individual Motion Practices. In March 2004, defendants filed a renewed motion to dismiss the second amended complaint.

    In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. AXA Equitable answered the amended complaint. In July 2004, the court dismissed Emerald's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, Emerald filed an amended complaint, to which AXA Equitable filed an answer asserting several affirmative defenses. AXA Equitable also filed a partial motion to dismiss the amended complaint. In August 2004, Emerald filed a motion to dismiss several affirmative defenses, which motion was granted in September 2004. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

    After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to AXA Equitable's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. AXA Equitable answered defendants' remaining counterclaims. In July 2004, AXA Equitable filed a motion to dismiss this action on the ground that there is no subject matter (diversity) jurisdiction. In September 2004, the court dismissed AXA Equitable's action and retained jurisdiction over Emerald's counterclaims in that action.

    In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In May 2004, the complaint was served on AXA Equitable and EQAT. In July 2004, DH2 filed an amended complaint adding the individual trustees as defendants. In October 2004, all defendants filed a motion to dismiss the amended complaint. In March 2005, the Court granted the motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. DH2 has until April 2005 to file a Second Amended Complaint consistent with the Court's decision.

    In November 2004, a fairness hearing in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, a previously disclosed lawsuit, was held and a settlement was approved effective as of January 2005. Management believes that the settlement of Fischel will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing.

    In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that AXA Equitable improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, AXA Equitable filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, AXA Equitable filed its opposition to the motion for class certification. In March 2004, the District Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy." Discovery has concluded and the parties have filed cross motions for summary judgment. The case has been removed from the trial calendar pending a decision on these motions.

    In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the Malhotra action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on AXA Equitable's alleged failure to register as an investment company. According to the complaint, AXA Equitable was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from AXA Equitable on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by AXA Equitable on those products, and an injunction against the payment of any dividends by AXA Equitable to the Holding Company. In June 2003, AXA Equitable filed a motion to dismiss the complaint. In June 2004, plaintiff, in connection with a settlement of a proceeding entitled ECKERT V. AXA ADVISORS, LLC, ET. AL. which was filed with the National Association of Securities Dealers, Inc., released his putative class action claim against AXA Equitable. In June 2004, plaintiff's counsel filed a motion for withdrawal of plaintiff from the putative class action lawsuit and intervention by another member of the putative class as plaintiff. In March 2005, the Court granted the motion to intervene by another member of the putative class and denied AXA Equitable's motion to dismiss without prejudice to refile the motion after the new complaint is filed.

    The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of the Holding Company ("AIMA")), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN
    V. ROTH, ET AL.; and MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. The Company's management believes that the settlement of the MONY Stockholder Litigation will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against the Holding Company. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. In NORTH BORDER, in September 2004, the plaintiff agreed that it would not object to the proposed settlement before the Delaware Court of Chancery and that following a final judgment approving the settlement by the Delaware Court of Chancery, the plaintiff would dismiss its action against all defendants with prejudice. A stipulation of discontinuance for the North Border action was filed with the New York State Supreme Court in November 2004.

    In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder. The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

    In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. The lawsuit asserts causes of action for negligence, gross negligence, breach of contract, and breach of fiduciary duty and seeks unspecified compensatory and punitive damages, plus prejudgment interest, attorneys' fees and costs. In June 2004, AXA Equitable removed the case to Federal court and in July 2004 filed a motion to dismiss. In July 2004, plaintiff filed a motion to remand the action to state court. In August 2004, the court stayed the action pending a decision by the U.S. Court of Appeals for the Seventh Circuit in a case filed against Putnam Funds et al. (to which the Holding Company is not a party) regarding removal pursuant to the Securities Litigation Uniform Standards Act under similar circumstances. In February 2005, the Baltimore Federal court entered a Conditional Transfer Order, conditionally transferring the case to Federal court in Baltimore, Maryland, where the majority of so-called market timing cases against various fund families have been transferred.

    ALLIANCE LITIGATION

    In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the ENRON Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery.

    In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION
    V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1-rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. The Amended SBA Complaint seeks rescissionary damages for all purchases of stocks that were not 1-rated, as well as damages for those that were not sold on a downgrade. During the third quarter of 2004, the SBA asserted in discovery that its Enron-related and 1-rated stock-related damages (including statutory interest) are approximately $2.9 billion. In November 2004, each party moved for partial summary judgment. In January 2005, the court granted, in part, Alliance's motion. Trial commenced in March 2005.

    In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("Jaffe Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of
    Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended Jaffe Complaint. That motion is pending.

    In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("Goggins Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. In
    December 2004, the court granted Alliance's motion and dismissed the case. In January 2005, plaintiff appealed the court's decision.

    In October 2003, a purported class action complaint entitled ERB ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB Complaint") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In June 2004, plaintiff filed an amended complaint ("Amended Erb Complaint") in the Circuit Court of St. Clair County, Illinois. The Amended Erb Complaint allegations are substantially similar to those contained in the previous complaint, however, the Amended Erb Complaint adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by Alliance's Large Cap Growth Team. The Amended Erb Complaint alleges that Alliance breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, Alliance removed the Erb action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, Alliance filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss Alliance's appeal. These motions are pending.

    Market Timing-Related Matters

    In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against Alliance, Alliance Holding, ACMC, the Holding Company, the AllianceBernstein Funds, the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

    Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against Alliance and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974 ("ERISA"), certain state securities statutes and common law. All of these lawsuits seek an unspecified amount of damages.

    In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). In March 2004 and April 2004, the MDL Panel issued orders conditionally transferring the state court cases against Alliance and numerous others to the Mutual Fund MDL. Transfer of all of these actions subsequently became final. Plaintiffs in three of these four actions moved to remand the actions back to state court. In June 2004, the Court issued an interim opinion deferring decision on plaintiffs' motions to remand until a later stage in the proceedings. Subsequently, the plaintiff in the state court individual action moved the Court for reconsideration of that interim opinion and for immediate remand of her case to state court, and that motion is pending. Defendants are not yet required to respond to the complaints filed in the state court derivative actions.

    In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of Alliance. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between Alliance and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by Alliance. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits.

    The Holding Company, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the Alliance Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. The Holding Company is named as a defendant in the mutual fund complaint and the ERISA complaint. Alliance recorded charges to income totaling $330 million during the second half 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2004, Alliance paid $296 million related to these matters (including $250 million to the restitution fund) and has cumulatively paid $302 million. Accordingly, it is possible that additional charges in the future may be required.

    Revenue Sharing-Related Matters

    In June 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against Alliance, Alliance Holding, ACMC, The Holding Company, AllianceBernstein Investment Research and Management, Inc., a wholly-owned subsidiary of Alliance ("ABIRM"), certain current and former directors of the AllianceBernstein Funds, and unnamed Doe defendants. The Aucoin Complaint names the AllianceBernstein Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services,
    (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

    Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of AllianceBernstein Funds.

    In February 2005, plaintiffs filed a consolidated amended class action complaint that asserts claims substantially similar to the Aucion Complaint and the nine additional lawsuits referenced above.

    Directed Brokerage

    Alliance and approximately twelve other investment management firms were mentioned publicly in connection with the settlement by the SEC of charges that Morgan Stanley violated Federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas, and the NASD has issued requests for information, to Alliance in connection with this matter and Alliance has provided documents and other information to the SEC and the NASD and is cooperating fully with their investigations. On March 11, 2005, discussions commenced with the NASD that Alliance's management believes will conclude these investigations. Accordingly, Alliance recorded a $5 million charge against 2004 earnings.

    Proof of Claim-Related Matters

    In January 2005, a purported class action complaint entitled CHARLES DAVIDSON AND BERNARD SAMSON, ET AL. V. BRUCE W. CALVERT, ET AL. ("Davidson Complaint") was filed against Alliance Capital, ABIRM, various current and former directors of ACMC, and unnamed Doe defendants in the United States District Court for the Southern District of New York by alleged shareholders of AllianceBernstein Funds. The Davidson Complaint alleges that Alliance Capital, as investment advisor to the AllianceBernstein Funds, and the other defendants breached their fiduciary duties arising under Sections 36(a), 36(b) and 47(b) of the Investment Company Act by failing to ensure that the AllianceBernstein Funds participated in certain securities class action settlements for which the Funds were eligible. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, and forfeiture of all commissions and fees paid to the defendants.

    Two additional lawsuits making factual allegations substantially similar to those in the Davidson Complaint were filed against Alliance Capital and certain defendants not affiliated with Alliance Capital, and others may be filed. One of the lawsuits was brought as a class action in the United States District Court for the District of Massachusetts on behalf of alleged shareholders of the Mass Mutual family of funds. The other lawsuit was brought as a class action in the United States District Court for the Eastern District of Pennsylvania on behalf of alleged shareholders of the Vanguard family of funds. Both additional lawsuits: (i) assert claims against Alliance Capital in connection with sub-advisory services provided by Alliance Capital to the respective fund families; (ii) assert claims substantially identical to the Davidson Complaint; and (iii) seek relief substantially identical to the Davidson Complaint.

                         ------------------------------

    Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

    In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17) LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2005 and the four successive years are $131.9 million, $121.1 million, $110.7 million, $102.8 million, $90.9 million and $715.8 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2005 and the four successive years is $11.5 million, $4.1million, $3.3 million, $2.9 million, $2.3 million and $17.5 million thereafter.

    At December 31, 2004, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2005 and the four successive years is $74.4 million, $77.6 million, $70.9 million, $73.8 million, $72.4 million and $708.5 million thereafter.

    The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2005 and the four successive years are $.9 million and $.6 million, $.3 million, $.3 million and $.2 million, respectively.

18) INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

    AXA Equitable is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $433.1 million during 2005. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2004, 2003 and 2002, the Insurance Group statutory net income totaled $571.4 million, $549.4 million and $451.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,287.3 million and 4,555.7 million at December 31, 2004 and 2003, respectively. In 2004, 2003 and 2002, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $400.0 million and $500.0 million.

    At December 31, 2004, the Insurance Group, in accordance with various government and state regulations, had $32.8 million of securities deposited with such government or state agencies.

    At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

    Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

    The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net change in statutory surplus and
      capital stock....................................  $       196.8       $       43.4       $   (1,354.7)
    Change in AVR......................................          528.1              152.2             (464.7)
                                                        -----------------   ----------------   -----------------
    Net change in statutory surplus, capital stock
      and AVR..........................................          724.9              195.6           (1,819.4)
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................         (398.8)            (245.7)             255.2
      DAC..............................................          529.2              556.1              458.1
      Deferred income taxes............................          122.5               30.9             (634.6)
      Valuation of investments.........................           10.1               39.6              (74.8)
      Valuation of investment subsidiary...............         (460.3)            (321.6)           1,399.4
      Change in fair value of guaranteed minimum
        income benefit reinsurance contracts...........           61.0              (91.0)             120.0
      Shareholder dividends paid.......................          500.0              400.0              500.0
      Changes in non-admitted assets...................          (74.7)             (35.1)             384.2
      Other, net.......................................          (98.9)              (2.1)             (23.7)
      GAAP adjustments for Other Discontinued
        Operations.....................................           14.9               (2.3)              23.0
                                                        -----------------   ----------------   -----------------
    Net Earnings of the Insurance Group................  $       929.9       $      524.4       $      587.4
                                                        =================   ================   =================

                                                                              DECEMBER 31,
                                                        ---------------------------------------------------------
                                                              2004               2003                2002
                                                        -----------------   ----------------   ------------------
                                                                             (IN MILLIONS)

    Statutory surplus and capital stock................  $     4,331.5       $    4,134.7       $    4,091.3
    AVR................................................          870.0              341.9              189.7
                                                        -----------------   ----------------   ------------------
    Statutory surplus, capital stock and AVR...........        5,201.5            4,476.6            4,281.0
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................       (1,882.1)          (1,483.3)          (1,237.6)
      DAC..............................................        6,813.9            6,290.4            5,801.0
      Deferred income taxes............................       (1,770.4)          (1,729.8)          (1,835.8)
      Valuation of investments.........................        2,237.6            2,196.3            1,629.6
      Valuation of investment subsidiary...............       (1,973.3)          (1,513.0)          (1,191.4)
      Fair value of guaranteed minimum income benefit
        reinsurance contracts..........................           90.0               29.0              120.0
      Non-admitted assets..............................        1,055.5            1,130.2            1,162.3
      Issuance of surplus notes........................         (599.7)            (599.6)            (599.6)
      Other, net.......................................          147.9               77.7              157.2
      GAAP adjustments for Other Discontinued
        Operations.....................................          (96.4)            (103.9)            (108.7)
                                                        -----------------   ----------------   ------------------
    Equity of the Insurance Group......................  $     9,224.5       $    8,770.6       $    8,178.0
                                                        =================   ================   ==================

19) BUSINESS SEGMENT INFORMATION

    The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

    The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

    The Investment Services segment is principally comprised of the investment management business of Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by Alliance that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

    Intersegment investment advisory and other fees of approximately $118.4 million, $103.0 million and $102.2 million for 2004, 2003 and 2002, respectively, are included in total revenues of the Investment Services segment.

    The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    SEGMENT REVENUES:
    Insurance..........................................   $     5,447.7       $     4,734.4     $     4,673.4
    Investment Services................................         3,031.5             2,738.5           2,744.9
    Consolidation/elimination..........................           (82.8)              (70.4)            (71.3)
                                                         -----------------   ----------------  ------------------
    Total Revenues.....................................   $     8,396.4       $     7,402.5     $     7,347.0
                                                         =================   ================  ==================

    SEGMENT EARNINGS (LOSS) FROM CONTINUING
      OPERATIONS BEFORE INCOME
      TAXES AND MINORITY INTEREST:
    Insurance..........................................   $       946.3       $       631.6     $       437.9
    Investment Services................................           728.8               318.6             590.7
    Consolidation/elimination..........................             (.9)                -                 -
                                                         -----------------   ----------------  ------------------
    Total Earnings from Continuing Operations
       before Income Taxes
       and Minority Interest...........................   $     1,674.2       $       950.2     $     1,028.6
                                                         =================   ================  ==================

                                                                              DECEMBER 31,
                                                         --------------------------------------------------------
                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    ASSETS:

    Insurance..........................................   $   110,141.1       $    98,822.1     $    80,638.7
    Investment Services................................        14,326.3            15,410.1          14,160.3
    Consolidation/elimination..........................            26.7                33.1              27.3
                                                         -----------------   ----------------  ------------------
    Total Assets.......................................   $   124,494.1       $   114,265.3     $    94,826.3
                                                         =================   ================  ==================

20) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

    The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                THREE MONTHS ENDED
                                   ------------------------------------------------------------------------------
                                       MARCH 31           JUNE 30            SEPTEMBER 30          DECEMBER 31
                                   -----------------  -----------------   ------------------   ------------------
                                                                   (IN MILLIONS)

    2004
    Total Revenues................  $     2,124.2      $     2,019.7       $    2,093.5         $    2,159.0
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $       227.4      $       269.3       $      204.6         $      192.5
                                   =================  =================   ==================   ==================

    Net Earnings..................  $       226.6      $       270.5       $      220.2         $      212.6
                                   =================  =================   ==================   ==================

    2003
    Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                   =================  =================   ==================   ==================

    Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                   =================  =================   ==================   ==================

21) ACCOUNTING FOR STOCK-BASED COMPENSATION

    The Holding Company sponsors a stock incentive plan for employees of AXA Equitable. Alliance sponsors its own stock option plans for certain employees.

    In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase in the Stock Appreciation Rights liability of $14.3 million and $12.0 for 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2004 and 2003.

    The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Holding Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method:

                                                              2004               2003                 2002
                                                        -----------------   ----------------   -------------------
                                                                              (IN MILLIONS)
    Net income, as reported............................  $       929.9       $      524.4       $      587.4
    Less: total stock-based employee compensation
       expense determined under fair value method for
       all awards, net of income tax benefit...........          (21.4)             (35.8)             (36.0)
                                                        -----------------   ----------------   -------------------
    Pro Forma Net Earnings.............................  $       908.5       $      488.6       $      551.4
                                                        =================   ================   ===================

    The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2004, 2003 and 2002 follow:

                                               HOLDING COMPANY                           ALLIANCE
                                   -----------------------------------------   ------------------------------
                                       2004           2003         2002          2004      2003       2002
                                   -------------  ------------- ------------   --------- ---------- ---------
     Dividend yield...............    2.24%          2.48%         2.54%         3.5       6.1%      5.80%

     Expected volatility..........     43%            46%           46%          32%        32%       32%

     Risk-free interest rate......    2.86%          2.72%         4.04%         4.0%      3.0%       4.2%

     Expected life in years.......      5              5             5            5          7         7

     Weighted average fair value
       per option at grant date...    $6.94          $4.39         $6.30        $8.00      $5.96     $5.89


    A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2004.


                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------  ---------------------------------
                                                                    WEIGHTED                           WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS          EXERCISE           UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             -------------------  ---------------  --------------- -----------------
        Balance at January 1, 2002.......         30.0              $31.55              15.9           $33.58
          Granted........................          6.7              $17.24               2.4           $33.32
          Exercised......................          (.2)             $10.70              (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12               (.5)          $42.99
                                             -------------------                   ---------------

        Balance at December 31, 2002.....         35.3              $25.14              16.4           $34.92
          Granted........................          9.1              $12.60                .1           $35.01
          Exercised......................         (1.7)              $7.85              (1.2)          $17.26
          Forfeited......................         (1.8)             $25.16              (1.5)          $43.27
                                             -------------------                   ---------------

        Balance at December 31, 2003.....         40.9              $23.04              13.8           $35.55
          Granted........................          7.2              $20.66                .1           $33.00
          Exercised......................         (2.5)             $14.82              (2.5)          $18.43
          Forfeited......................         (1.6)             $23.74              (1.8)          $46.96
                                             -------------------                   ---------------

        Balance at December 31, 2004              44.0              $23.03               9.6           $37.82
                                             ===================                   ===============

    Information about options outstanding and exercisable at December 31, 2004 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        ------------------  ------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ------------------
          $6.33 - $8.97               .2               1.08            $7.65               .2                 $7.65
          $10.13 - $15.12           10.1               7.39           $12.66              4.4                $12.81
          $15.91 - $22.84           15.5               7.35           $19.42              7.1                $18.51
          $25.96 - $32.87           13.1               3.65           $30.65             12.3                $30.64
          $35.85                     5.1               4.48           $35.85              5.1                $35.85
                              -----------------                                    ------------------
          $6.33 - $35.85            44.0                              $23.03             29.1                $25.71
                              =================                                    ==================

            Alliance
        ------------------
          $8.81-$18.47               1.2               2.25           $15.31              1.2                $15.31
          $25.63-$30.25              2.2               4.40           $28.05              2.1                $28.06
          $32.52-$48.50              3.1               7.01           $39.18              1.7                $42.03
          $50.15-$50.56              1.7               6.92           $50.25              1.0                $50.25
          $51.10-$58.50              1.4               5.95           $53.77              1.1                $53.76
                              -----------------                                    ------------------
          $8.81-$58.50               9.6               5.66           $37.82              7.1                $36.41
                              =================                                    ==================

    The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

    In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2004, approximately 11.3 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and .1 million Alliance Holding units were subject to awards made under this plan.

22) RELATED PARTY TRANSACTIONS

    The Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $55.0 million and $57.6 million, respectively, for 2004 and 2003.

    The Company paid $658.8 million and $639.1 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2004 and 2003. The Company charged AXA Distribution's subsidiaries $293.1 million and $304.4 million, respectively, for their applicable share of operating expenses for 2004 and 2003, pursuant to the Agreements for Services.

    In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

    Both AXA Equitable and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and Alliance to AXA under such agreements totaled approximately $30.2 million and $16.7 million in 2004 and 2003, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $38.9 million and $32.5 million in 2004 and 2003, respectively.

    In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $28.6 million and $9.0 million of premiums and $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2004 and 2003, respectively.

    In 2004, as a result of the Holding Company's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the writeoff of capitalized software. During 2004, total severance payments made to employees totaled $5.0 million.

    Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)

    Investment advisory and services fees..............   $       744.6       $       748.1     $       763.2
    Distribution revenues..............................           447.3               436.0             467.5
    Shareholder servicing fees.........................            87.5                94.3             101.6
    Other revenues.....................................             8.8                11.4              10.2
    Brokerage..........................................             4.2                 4.4               7.0

23) SALE OF ALLIANCE CASH MANAGEMENT BUSINESS

    On October 28, 2004, Alliance announced that Alliance and Federated Investors, Inc. ("Federated") had reached a definitive agreement for Federated to acquire Alliance's cash management business. Under the agreement, up to $29.0 billion in assets from 22 third-party-distributed money market funds of AllianceBernstein Cash Management Services, will be transitioned into Federated money market funds at December 31, 2004. The transaction will not include the assets of AllianceBernstein Exchange Reserves, Inc., which will continue to be available to investors in other AllianceBernstein mutual funds. In addition, Alliance will continue to meet the liquidity needs of investors in its private client, managed account and institutional investment management businesses. The capital gain, net of income taxes and minority interest, that would be recognized upon the closing of the transaction in 2005 is not expected to be material to the Company. Estimated contingent payments received from Federated in the five years following the closing are expected to be similar in amount to the business's anticipated profit contribution over that period. The overall effect on earnings is, therefore, expected to be immaterial.

AXA Equitable Life Insurance Company

Variable Life Insurance Policies


Accumulator(R) Life   Incentive Life 2000
Paramount Life        Champion 2000
IL Protector          Incentive Life
IL COLI               Survivorship Incentive Life
IL COLI '04           Incentive Life '02
Incentive Life Plus   Survivorship Incentive Life '02
Survivorship 2000


PROSPECTUS SUPPLEMENT DATED MAY 1, 2005
--------------------------------------------------------------------------------


This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2005, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2005), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.


You can request a transfer over the telephone by calling 1-888-855-5100 or via the Internet by visiting our website and enrolling in EQAccess. If you are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern) on September 30, 2005, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


















                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

EVM 341 (5/05)                                                   132054 (5/05)
IF/NB                                                                   x01071

                                     PART C
Item 26. Exhibits

(a)           Certified resolutions re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to
              Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, File No. 333-17641,
              filed on December 11, 1996.

(b)           Inapplicable.

(c) (i)       Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit No. 1-A(3)(b) to Registration Statement on Form S-6, File
              No. 333-17641, filed on December 11, 1996.

(c) (ii)      Distribution and Servicing Agreement among Equico Securities, Inc. (now
              AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, incorporated herein by reference to Exhibit No. 1-A(8) to Registration Statement on Form S-6,
              File No. 333-17641, filed on December 11, 1996.

(c) (iii)     Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration
              Statement on Form S-6, File No. 333-17641, filed on April 19, 2001.

(c) (iv)  (a) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to
              The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration
              Statement on Form S-6, File No. 333-17641, filed on April 19, 2001.

(c) (iv)  (b) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

(c) (iv)  (c) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life
              Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed
              April 19, 2004.

(c) (iv)  (d) Second General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
              Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

(c) (iv)  (e) Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products incorporated herein by reference to Exhibit 26(c)(iv)(e) to the Registration Statement on Form N-6 File No.
              333-103202 filed on April 27, 2004.

(d) (i)       Form of Flexible Premium Variable Life Insurance Policy (04-300) previously filed with this Registration No.
              333-115985 on September 13, 2004.

(d) (ii)      Form of Single premium immediate annuity contract (Form 133-75A) previously filed with this Registration No.
              333-115985 on September 13, 2004.

(e) (i)       Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A
              (10)(b) to Registration Statement on Form S-6, File No. 333-17641, filed on December 11, 1996.

(e) (ii)      Form of Application AXAV1-2002, incorporated herein by reference to
              Exhibit No. 1-A(10)(b)(ii) to Registration Statement on Form S-6, File No. 333-17641,
              filed on August 9, 2002.

(f) (i)       Declaration and Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit No. 1-A(6)(a) to Registration Statement on Form S-6, File
              No. 333-17641, filed on April 30, 1997.

(f) (ii)      By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit No. 1-A(6)(b) to Registration Statement on Form S-6, File
              No. 333-17641, filed on April 30, 1997.

(g)           Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life
              Assurance Company of the United States previously filed with this Registration
              Statement File No. 333-76130 on April 4, 2003.

(h) (i)       Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable
              Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC),
              incorporated by reference to the Registration Statement of EQ Advisors Trust on
              Form N-1A (File Nos. 333-17217 and 811-07953), filed on August 28, 1997.

(h) (ii)      Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life
              Assurance Society of the United States, Equitable Distributors, Inc., AXA
              Distributors LLC, and AXA Advisors, LLC, incorporated by reference to Exhibit
              No. 8(b) to Registration Statement File No. 333-60730, filed on December 5, 2001.

(h) (iii)     Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan
              Stanley Investment Management Inc., incorporated herein by reference to Exhibit
              No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on
              October 8, 2002.

(h) (iv)      Form of Participation Agreement among BARR ROSENBERG FUNDS DISTRIBUTOR, INC.,
              AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Society
              of the United States, incorporated herein by reference to Exhibit No. 26(8)(d) to
              Registration Statement on Form N-4, File No. 333-81501, filed on August 5, 2003.

(i)           Administration Contracts. See (c)(ii), (iii) and (iv).

(j)           Inapplicable.

(k)(i)        Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable,
              previously filed with this Registration Statement on April 27, 2004.

(l)           Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of AXA
              Equitable, filed herewith.

(m)           Sample of Calculation for Illustrations.

(n) (i)       Consent of Independent registered public accounting firm.

(n) (ii)      Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to
              Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

(n) (iii)     Powers of Attorney, incorporated herein by reference to Exhibit No. 27(n)(iii) to
              Registration File No. 333-103199, filed on April 4, 2003.

(n)(iv)       Powers of Attorney, incorporated herein by reference to Exhibit 10(a) to Registration
              Statement File No. 2-30070 on Form N-4 filed on April 19, 2004.

(n)(v)        Powers of Attorney, incorporated herein by reference to Exhibit 10.(d) to Registration
              Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

(n)(vi)       Powers of Attorney, incorporated herein by reference to Exhibit 10.(f) to Registration
              Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

(o)           Inapplicable.

(p)           Inapplicable.

(q)           Description of Equitable's Issuance, Transfer and Redemption Procedures for
              Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the
              Investment Company Act of 1940, incorporated herein by reference to
              Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17641, filed on
              December 11, 1996.


Item 27: Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Colonia-Allee 10-20
D-51067 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Jerald E. Hampton                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 28. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26. to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
          LAST UPDATED: 04/13/2005

                                                                                                        State of        State of
                                                                                          Type of      Incorp. or      Principal
                                                                                         Subsidiary     Domicile       Operation
                                                                                         ----------     --------       ---------

                                                                                                    --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                    DE              NY
------------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                                ND              ND
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                HCO            DE              CT
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                        Operating         DE              CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                      Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                        Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                 Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                      Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    HCO            DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                              Insurance         NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.    Insurance     Argentina       Argentina
                           ---------------------------------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                 HCO         Jamaica         Jamaica
                           ---------------------------------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.               Operating   Cayman Islands  Cayman Islands
                           ---------------------------------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.           Operating       Brazil          Brazil
                               -----------------------------------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *       Insurance   Cayman Islands  Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                              Insurance         AZ              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                     Operating         MA              GA
                       -------------------------------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                           Operating         MD              NY
                   -----------------------------------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  HCO            OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                           Insurance         OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                  Operating         OH              OH
                       -------------------------------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                              Operating         DE              PA
                       -------------------------------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                               Operating         GA              GA
                       -------------------------------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    HCO            NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Securities Corporation                                       Operating         NY              NY
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                               DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                                   DE              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                               DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                              Operating         DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                           Operating         AL              AL
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                   Operating         DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                    Operating         MA              MA
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                           Operating         NV              NV
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                      Operating        P.R.            P.R.
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                        Operating         TX              TX
                   -----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                            Insurance         NY              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                   Insurance         CO              CO
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                             Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                        Investment        DE              NY
                   -----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                 Investment        **
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        HCO            NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
              ----------------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       HCO            DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                               Investment        PA              PA
              ----------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                                 Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                 Investment        DE              PA
              ----------------------------------------------------------------------------------------------------------------------

                                                                                                                           Parent's
                                                                                                              Number of   Percent of
                                                                                             Federal           Shares      Ownership
                                                                                            Tax ID #            Owned     or Control
                                                                                            ---------           -----     ----------

                                                                                     ----------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     13-3623351
-----------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                 45-0373941           1,000      100.00%
      -----------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                13-4139153                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                           75-2961816                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                         13-4194065                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                           13-4194080                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                    54-1533186                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                         54-1968996                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    13-3976138                      100.00%
      -----------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                                 13-1632487                      100.00%
              ---------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         13-3790446                      100.00%
                   ----------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.       98-0157781                      100.00%
                           --------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                                                  99.00%
                           --------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.                  98-0152047                      100.00%
                           --------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.                                               99.00%
                               ----------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *          98-0152046                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                                 86-0222062                      100.00%
                   ----------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                        58-6303987                      100.00%
                       ------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                              13-3388742                      100.00%
                   ----------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  31-1296919                      100.00%
                   ----------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                              38-2046096                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            11-3722370                      100.00%
                   ----------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                     31-1465146                       99.00%
                       ------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                                 22-3015130                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                                  13-2848244                      100.00%
                       ------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                                  58-1660289                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    13-2662263                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                                  13-2645490                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Securities Corporation                                          13-2645488                      100.00%
      -----------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                52-2197822               -      100.00%
      -----------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                    13-4078005           1,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                13-4071393               -      100.00%
              ---------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                                 06-1555494               -      100.00%
              ---------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                              06-1562392               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                      13-4085852               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                       04-3491734               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                              13-3389068                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                         66-0577477                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                           75-2529724           1,050      100.00%
                   ----------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                               13-5570651       2,000,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                      13-3198083       1,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                                13-3385076               -            -
              ---------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                           13-3385080               -            -
                   ----------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                        -                    -            -
              ---------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        22-2766036               -      100.00%
              ---------------------------------------------------------------------------------------------
                   See Attached Listing A
              ---------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       13-2677213       5,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                                  23-2702404           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              STCS, Inc.                                                                    13-3761592           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                    23-2671508              50      100.00%
              ---------------------------------------------------------------------------------------------


                                                                                                 Comments
                                                                                         (e.g., Basis of Control)
                                                                                         ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)
      -------------------------------------------------------------------------------
      The Advest Group, Inc.
      -------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.
      -------------------------------------------------------------------------------
      MONY Capital Management, Inc.
      -------------------------------------------------------------------------------
      MONY Asset Management, Inc.
      -------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.
      -------------------------------------------------------------------------------
      Matrix Private Equities, Inc.
      -------------------------------------------------------------------------------
      MONY Holdings, LLC
      -------------------------------------------------------------------------------
              MONY Life Insurance Company *
              -----------------------------------------------------------------------
                   MONY International Holdings, LLC
                   ------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.
                           ----------------------------------------------------------
                           MONY Financial Resources of the Americas Limited
                           ----------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.
                           ----------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.
                               ------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *
                   ------------------------------------------------------------------
                   MONY Life Insurance Company of America *
                   ------------------------------------------------------------------
                       Enterprise Accumulation Trust
                       --------------------------------------------------------------
                       Mony Series Funds, Inc.
                   ------------------------------------------------------------------
                   Sagamore Financial, LLC
                   ------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *
                   ------------------------------------------------------------------
                   MONY Financial Services, Inc.
                   ------------------------------------------------------------------
                       Financial Marketing Agency, Inc.
                       --------------------------------------------------------------
                       MONY Brokerage, Inc.
                       --------------------------------------------------------------
                       1740 Ventures, Inc.
                       --------------------------------------------------------------
                       Enterprise Capital Management, Inc.
                       --------------------------------------------------------------
                       MONY Assets Corp.
                       --------------------------------------------------------------
                       1740 Advisers, Inc.
                       --------------------------------------------------------------
                       MONY Securities Corporation
      -------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)
          ---------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)
              -----------------------------------------------------------------------
              AXA Network, LLC     (Note 6)
              -----------------------------------------------------------------------
                   AXA Network of Alabama, LLC
                   ------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC
                   ------------------------------------------------------------------
                   AXA Network of Nevada, Inc.
                   ------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.
                   ------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                          NAIC # 62944
          ---------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                 NAIC # 62880
              -----------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                           G.P & L.P.
              -----------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                      G.P.
                   ------------------------------------------------------------------
              Real Estate Partnership Equities (various)                               **
              -----------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)
              -----------------------------------------------------------------------
                   See Attached Listing A
              -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)
              -----------------------------------------------------------------------
              Wil-Gro, Inc
              -----------------------------------------------------------------------
              STCS, Inc.
              -----------------------------------------------------------------------
              EVSA, Inc.
              -----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

   *  Affiliated Insurer

   ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

   *** All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

   As of December 21, 2004, AXF and its subsidiaries owned 61.33% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
        AXF held directly 32,699,154 Alliance Capital Units (12.75%),
        AXA Equitable Life directly owned 7,765,204 Alliance Capital Units (3.03%),
        ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.82%), and
        ECMC, LLC owned 40,880,637 Alliance Capital Units (15.94%).
   Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   On December 21, 2004, AXF contributed 4,389,192 (1.71%)Alliance Capital Units to MONY Life and 1,225,000 (.48%)Alliance Capital Units to MLOA.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to
    MMA.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                          dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                                      State of
                                                                                                         Type of     Incorp. or
                                                                                                        Subsidiary    Domicile
                                                                                                        ----------    --------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                              Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                               Operating        VT
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                   Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                           Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                       Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                  Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                         Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                 Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                Investment       TX
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                      Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                           Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                          Operating        MA
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                 Operating        TX
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                         Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                        Operating        DE
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                          State of
                                                                                                         Principal    Federal
                                                                                                         Operation   Tax ID #
                                                                                                         ---------   ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                                   NY      13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                                    VT      06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                        NY      13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                                NY      13-3544879
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                            NY      13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                       GA      58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                              NY      13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                      NY      13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                     TX      75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                           NJ      58-2169594
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                     NY      52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                     AL      52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                            CT, ME,NY   06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                               MA      04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                      TX      74-3006330
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                              NY      13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                             NJ      22-3492811
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                   Parent's
                                                                                    Number of      Percent of         Comments
                                                                                     Shares        Ownership       (e.g., Basis
                                                                                      Owned        or Control       of Control)
                                                                                      -----        ----------   --------------------

AXA Financial, Inc.
-----------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -----------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          -------------------------------------------------------------------------
              Equitable Holdings, LLC
              ---------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                500      100.00%
                   ----------------------------------------------------------------
                   Equitable Casualty Insurance Company *                               1,000      100.00%
                   ----------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                       -      100.00%
                   ----------------------------------------------------------------
                       Equitable Capital Private Income & Equity                                            ECMC is G.P.
                         Partnership II, L.P.                                               -            -  ("Deal Flow Fund II")
                   ----------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)         100      100.00%
                   ----------------------------------------------------------------
                       See Attached Listing B
                   ----------------------------------------------------------------
                   Equitable JVS, Inc.                                                  1,000      100.00%
                   ----------------------------------------------------------------
                       Astor Times Square Corp.                                           100      100.00%
                       ------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                   100      100.00% G.P. of Astor
                       ------------------------------------------------------------                          Acquisition. L.P.
                       PC Landmark, Inc.                                                1,000      100.00%
                       ------------------------------------------------------------
                       EJSVS, Inc.                                                      1,000      100.00%
                   ----------------------------------------------------------------
                   AXA Distributors, LLC                                                    -      100.00%
                   ----------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                    -      100.00%
                       ------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                               -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC              -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                 1,000      100.00%
                   ----------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                         1,000      100.00%
                   ----------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)          100      100.00%
                   ----------------------------------------------------------------

*  Affiliated Insurer

      Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
      Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its
        subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
      Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------

                                                                                                       State of    State of
                                                                                          Type of     Incorp. or  Principal
                                                                                         Subsidiary    Domicile   Operation
                                                                                         ----------    --------   ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)   Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)          Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                           Albion Alliance LLC                                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                            HCO           DE          MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                  HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                    HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                           Operating      India       India
                               -----------------------------------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                         Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                   Operating       Lux.        Lux.
                                    ------------------------------------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                      Operating      Spain       Spain
                               -----------------------------------------------------------------------------------------------------
                               ACM International (France) SAS                            Operating      France      France
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                   Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd             Operating      Japan       Japan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Australia Limited                        Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                Operating      Taiwan      Taiwan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                 Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                       Operating      Brazil      Brazil
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Limited                                  Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                       Operating       U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                        Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                   Operating        DE      Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited             Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                  Operating        DE        Canada
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited           Operating       N.Z.        N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                                               Number of
                                                                                            Federal             Shares
                                                                                           Tax ID #              Owned
                                                                                           ---------             -----

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ---------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)
                       -----------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)            13-3434400
                       -----------------------------------------------------------------------------------
                           Albion Alliance LLC                                             13-3903734
                           -------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                           22-3424339
                           -------------------------------------------------------------------------------
                           Alliance Capital Management LLC
                           -------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC
                           -------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                   13-2778645                  10
                           -------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 -
                               ---------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                               -
                               ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                         -
                                    ----------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            -
                               ---------------------------------------------------------------------------
                               ACM International (France) SAS                                  -
                               ---------------------------------------------------------------------------
                               ACM Software Services Ltd.                                  13-3910857
                               ---------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                     13-3548918               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Australia Limited                              -
                               ---------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                      -
                               ---------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                   13-3626546               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                             -
                               ---------------------------------------------------------------------------
                               Alliance Capital Limited                                        -                  250,000
                               ---------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                             -                    1,000
                                    ----------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                      -                   50,000
                               ---------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                              -                    3,999
                               ---------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                     13-3752293
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                    13-3630460              18,750
                               ---------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                 -
                               ---------------------------------------------------------------------------


                                                                                          Parent's
                                                                                          Percent of
                                                                                          Ownership            Comments
                                                                                          or Control   (e.g., Basis of Control)
                                                                                          ----------   ------------------------

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation                                             owns 1% GP interest in
                                                                                                       Alliance Capital Management
                                                                                                       L.P. and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
                   ----------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)               -
                       ------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)
                       ------------------------------------------------------------------
                           Albion Alliance LLC                                                  37.60% Equitable Life = 4.7%;
                                                                                                         3rd parties = 57.7%
                           --------------------------------------------------------------
                           Cursitor Alliance LLC                                               100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management LLC                                     100.00%
                           --------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                                 100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                       100.00%
                           --------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 100.00%
                               ----------------------------------------------------------
                               ACM Global Investor Services S.A.                                99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           1.00% New Alliance Asset Mngmnt
                                                                                                         (Asia) Ltd owns 99%
                                    -----------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            100.00%
                               ----------------------------------------------------------
                               ACM International (France) SAS                                  100.00%
                               ----------------------------------------------------------
                               ACM Software Services Ltd.                                      100.00%
                               ----------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   100.00%
                               ----------------------------------------------------------
                               Alliance Capital Australia Limited                              100.00%
                               ----------------------------------------------------------
                                    Far Eastern Alliance Asset Management                       20.00% 3rd parties = 80%
                               ----------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                       100.00%
                               ----------------------------------------------------------
                               Alliance Capital Latin America Ltd.                              99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                               Alliance Capital Limited                                        100.00%
                               ----------------------------------------------------------
                                    Alliance Capital Services Ltd.                             100.00%
                                    -----------------------------------------------------
                                        Dimensional Trust Management Ltd.                      100.00%
                               ----------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                               99.98% Alliance Cap. Oceanic Corp.
                                                                                                         owns 0.025%
                               ----------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management Australia Limited                    50.00% 3rd parties = 50%
                               ----------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                        100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                  50.00% 3rd parties = 50%
                               ----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                                         State of    State of
                                                                                             Type of    Incorp. or  Principal
                                                                                            Subsidiary   Domicile   Operation
                                                                                            ----------   --------   ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.               Operating   So Africa   So Africa
                               -----------------------------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                   Operating     Nambia      Nambia
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                 Operating   Singapore   Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                    Operating   Mauritius   Mauritius
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd   Operating     India       India
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                        Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)         Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                      Operating       DE          NJ
                               -----------------------------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                     Operating     Russia      Russia
                               -----------------------------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                       Operating    So Korea    So Korea
                               -----------------------------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                     Operating      H.K.        H.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                         Operating     Taiwan      Taiwan
                                    ------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                      Operating      Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                    Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.              Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                        Operating     Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                   Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                    Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                          Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                      Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                  Operating     France      France
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                         Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                  Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                              Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------



                                                                                                                  Number of
                                                                                                 Federal           Shares
                                                                                                Tax ID #            Owned
                                                                                                ---------           -----

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                       -
                               --------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                         -
                               --------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   13-3441277               1,000
                               --------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            52-1671668               1,000
                               --------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    13-3802178
                               --------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)             13-3191825                 100
                               --------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          13-3211780                 100
                               --------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                             -
                               --------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                               -
                               --------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                             -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                                 -
                                    ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                              -
                               --------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                   13-3613617              50,000
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                            -
                               --------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                      -
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                                -
                               --------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           -
                               --------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                            -
                                    ---------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                                  -
                                    ---------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                              -
                                    ---------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                          -
                                    ---------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                                 -
                                    ---------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                          -
                                    ---------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                      -
                                    ---------------------------------------------------------------------------


                                                                                           Parent's
                                                                                           Percent of
                                                                                           Ownership            Comments
                                                                                           or Control   (e.g., Basis of Control)
                                                                                           ----------   ------------------------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ----------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                    80.00% 3rd parties = 20%
                               ------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                       100.00%
                               ------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                     100.00%
                               ------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                        100.00%
                               ------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               ------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   100.00% inactive
                               ------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            100.00%
                               ------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    100.00%
                               ------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)                   1
                               ------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          100.00%   formerly, Alliance Fund
                                                                                                            Services, Inc.
                               ------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                          49.00% 3rd parties = 51%
                               ------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                            20.00% 3rd parties = 80%
                               ------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                          50.00% 3rd parties = 50%
                               ------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                    -------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs
                                                                                                          owns 1%
                               ------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                    50.00% Meiji Mutual Life owns 50%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                        100.00%
                               ------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                            100.00%
                               ------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                       100.00%
                               ------------------------------------------------------------
                                    ACM Investments Ltd.                                        100.00%
                                    -------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                              100.00%
                                    -------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                          100.00%
                                    -------------------------------------------------------
                                    Alliance Cecogest S.A.                                      100.00%
                                    -------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                             100.00%
                                    -------------------------------------------------------
                                    Cursitor Holdings Ltd.                                      100.00%
                                    -------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                  100.00%
                                    -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                     State of           State of
                                                                                   Type of          Incorp. or         Principal
                                                                                  Subsidiary         Domicile          Operation
                                                                                  ----------         --------          ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                         HCO                DE                 CT
      ------------------------------------------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                       Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              Advest Capital, Inc.                                                Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Billings and Company, Inc.                                          Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Billings Management Co.                                        Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Boston Advisors, Inc.                                               Operating             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                      Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest, Inc.                                                        Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                Insurance             CT                 CT
                   -----------------------------------------------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                  Insurance             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                             Operating             DE                 FL
              ----------------------------------------------------------------------------------------------------------------------
              A. B. Realty Corp.                                                  Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Bank Street Management Company                                      Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                              Operating             DE                 DE
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 Operating             DE                 CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                          Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                               Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                             HCO                DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           Insurance             NY                 NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                       HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.     Insurance         Argentina          Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                  HCO             Jamaica            Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                Operating       Cayman Islands     Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.             Operating           Brazil             Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.          Insurance       Cayman Islands     Cayman Islands
              ----------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America                              Insurance             AZ                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                  Operating             MA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                        Operating             MD                 NY
              ----------------------------------------------------------------------------------------------------------------------
              Sagamore Financial, LLC                                                HCO                OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                        Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                          HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               Operating             OH                 OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           Operating             DE                 PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         Operating             OH                 OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      Operating             AL                 AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        Operating             TX                 TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                Operating             MA                 MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   Operating             WA                 WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   Operating             NM                 NM
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            Operating             GA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         Operating             DE                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                 HCO                NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             Operating             DE                 NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                Operating             DE                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                    Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            Operating             MN                 NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          Operating             MN                 NY
      ------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Parent's    Comments
                                                                                               Number of      Percent of    (e.g.,
                                                                                    Federal     Shares        Ownership    Basis of
                                                                                   Tax ID #      Owned        or Control    Control)
                                                                                   ---------     -----        ----------  ----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                       13-4139153
      ------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                        31-0925501         2,997        100.00%
              ----------------------------------------------------------------------------------
              Advest Capital, Inc.                                                 06-1421694         1,000        100.00%
              ----------------------------------------------------------------------------------
              Billings and Company, Inc.                                           06-0968848                      100.00%
              ----------------------------------------------------------------------------------
                   Billings Management Co.                                         06-1053345           500        100.00%
              ----------------------------------------------------------------------------------
              Boston Advisors, Inc.                                                04-2805120           100        100.00%
              ----------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                       06-1583738           100        100.00%
              ----------------------------------------------------------------------------------
              Advest, Inc.                                                         06-0950348         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                 06-0878468         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                   04-2590954            75        100.00%
              ----------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                              90-0001325                      100.00%
              ----------------------------------------------------------------------------------
              A. B. Realty Corp.                                                   06-1227868                      100.00%
              ----------------------------------------------------------------------------------
              Bank Street Management Company                                       06-1410955                      100.00%
              ----------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                               06-1545819         1,000        100.00%
      ------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                  75-2961816                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                13-4194065                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                  13-4194080                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                           54-1533186                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                54-1968996                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                           13-3976138                      100.00%
      ------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                            13-1632487                      100.00%
          --------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                     13-3790446                      100.00%
              ----------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.      98-0157781                      100.00%
                   -----------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                                 99.00%
                   -----------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                 98-0152047                      100.00%
                   -----------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                               99.00%
                       -------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.           98-0152046                      100.00%
              ----------------------------------------------------------------------------------
              MONY Life Insurance Company of America                               86-0222062                      100.00%
              ----------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                   58-6303987                      100.00%
                   -----------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                         13-3388742                      100.00%
              ----------------------------------------------------------------------------------
              Sagamore Financial, LLC                                              31-1296919     1,993,940        100.00%
              ----------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                         38-2046096       405,000        100.00%
              ----------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                        11-3722370         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                31-1465146            99         99.00%
                   -----------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                            22-3015130         1,500        100.00%
                   -----------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                          31-1562855             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                       62-1699522             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                         74-2861481            10        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                 06-1496443             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                    91-1940542             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                    62-1705422             1        100.00%
                   -----------------------------------------------------------------------------
                   1740 Ventures, Inc.                                             13-2848244         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                             58-1660289           500        100.00%
                   -----------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                          22-1990598         1,000        100.00%
                   -----------------------------------------------------------------------------
                   MONY Assets Corp.                                               13-2662263       200,000        100.00%
                   -----------------------------------------------------------------------------
                       MONY Benefits Management Corp.                              13-3363383         9,000         90.00%
                       -------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                 13-4194349         2,500         90.00%
                   -----------------------------------------------------------------------------
                   1740 Advisers, Inc.                                             13-2645490        14,600        100.00%
                   -----------------------------------------------------------------------------
                   MONY Securities Corporation                                     13-2645488         7,550        100.00%
                   -----------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.             41-1941465         1,000        100.00%
                       -------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                           41-1941464             1        100.00%
      ------------------------------------------------------------------------------------------

   -  Advest Trust Company merged into Frontier Trust Company in 2004
   -  As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
   -  As of February 2005, MONY Realty Parnters, Inc. was dissolved
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.


                                  Page 7 of 7




Item 29. Indemnification

         (a) Indemnification of Officers and Directors

         The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 301, FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Robert Wright                        Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President
 10840 Ballantyne Commons Parkway
 Charlotte, North Carolina 28277

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Operating Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President and Deputy General Counsel

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*David Mahler                         Vice President and Compliance Officer

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Michael Higgins                      Vice President

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montengro                       Vice President

*Roger Pacheco                        Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

Jerald Hampton                        Director and Chairman of the Board,
                                      President and Chief Executive Officer

Laura Pantaleo                        Director and Executive Vice President
                                      and Head of Strategic Business Development

James Muller                          Director, Executive Vice President and
                                      Chief Sales Director

Michael McDaniel                      Executive Vice President and National
                                      Sales Manager, Broker/Dealer

Michael Brandreit                     Executive Vice President and National
                                      Sales Manager, Financial Institutions

Megan Condron                         Senior Vice President and National
                                      Accounts Director, Broker/Dealer

Harry Johnson                         Senior Vice President

Jeff Herman                           Senior Vice President

Anthea Perkinson                      Senior Vice President and National
                                      Accounts Director, Financial Institutions

Nelida Garcia                         Senior Vice President

Daniel Roebuck                        Senior Vice President

Bryan Tutor                           Executive Vice President and Chief
                                      Administrative Officer

Kristin Brown                         Senior Vice President


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York,
New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.



Item 32. Management Services

         Not applicable.


Item 33. Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

         AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variation therein, based on supplements, data pages or riders to any policies or prospectuses or otherwise.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 27th day of April, 2005.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY, (REGISTRANT)



                                     By:   AXA EQUITABLE LIFE
                                           INSURANCE COMPANY,
                                                 (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                              (Dodie Kent)
                                               Vice President

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 27th day of April, 2005.

                                            AXA EQUITABLE LIFE INSURANCE
                                            COMPANY
                                            (DEPOSITOR)


                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                     (Dodie Kent)
                                                      Vice President


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President,
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                John C. Graves               Scott D. Miller
Christopher M. Condron          Mary R. (Nina) Henderson     Joseph H. Moglia
Henri de Castries               James F. Higgins             Peter J. Tobin
Claus-Michael Dill              W. Edwin Jarmain             Stanley B. Tulin
Denis Duverne                   Christina Johnson


*By: /s/ Dodie Kent
     ------------------------
         (Dodie Kent)
         Attorney-in-Fact
         April 27, 2005

                                  EXHIBIT INDEX
                                  -------------

EXHIBIT NO.                                                     DOCUMENT TAG
----------                                                      ------------
26.(l)            Opinion and Consent of Brian Lessing          EX-99.26l

26.(m)            Sample of Calculation for Illustrations       EX-99.26m

26.(n)(i)         Consent of Independent registered public      EX-99-26ni
                  accounting firm


